UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-80481
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

Nationwide Life Insurance Company
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 29. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwidefinancial.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

• AIM Dynamics Fund: Investor Class
• AIM Small Cap Growth Fund: Investor Class
• American Century Growth: Investor Class
• American Century Income & Growth: Advisor Class
• American Century Short Term Government: Investor Class
• American Century Ultra: Investor Class
• American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV†
• Dreyfus Appreciation Fund, Inc.
• Dreyfus Premier Balanced Opportunity Fund: Class Z
• Federated High Yield Trust*
• Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares
• Fidelity Advisor Equity Growth Fund: Class A
• Fidelity Advisor Equity Income Fund: Class A*
• Fidelity Advisor Growth Opportunities Fund: Class A
• Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R†
• Franklin Balance Sheet Investment Fund: Class A
• Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A*
• Franklin Small-Mid Cap Growth Fund: Class A
• Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3†
• Gartmore Bond Index Fund: Class A
• Gartmore Government Bond Fund: Class D
• Gartmore Growth Fund: Class A
• Gartmore GMF Investor Destinations Funds: Service Class
➢	Gartmore GMF Investor Destinations Conservative Fund: Service Class
➢	Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class
➢	Gartmore GMF Investor Destinations Moderate Fund: Service Class
➢	Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class
➢	Gartmore GMF Investor Destinations Aggressive Fund: Service Class
• Gartmore Large Cap Value Fund: Class A
• Gartmore Mid Cap Market Index Fund: Class A
• Gartmore Money Market Fund: Service Class
• Gartmore Nationwide® Fund: Class D
• Gartmore S&P 500® Index Fund: Service Class
• Gartmore Small Cap Index Fund: Class A
• Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
• Neuberger Berman Genesis Fund: Trust Class
• Neuberger Berman Socially Responsive Fund: Trust Class
• Oppenheimer Capital Appreciation Fund: Class A
• Oppenheimer Champion Income Fund: Class A*
• Oppenheimer Strategic Income Fund: Class A*
• Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4†
• PIMCO Total Return Fund: Class A
• Putnam Voyager Fund: Class A
• Van Kampen Growth and Income Fund: Class A*
• Van Kampen Mid Cap Growth Fund: Class A*

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• Van Kampen Real Estate Securities Fund: Class A*
• Waddell & Reed Advisors Small Cap Fund: Class A
• Wells Fargo Advantage Growth Fund: Investor Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 24, 2004:

• Janus Fund*
• Janus Twenty Fund*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

• Dreyfus Premier Third Century Fund, Inc.: Class Z
• Gartmore Small Cap Fund: Class A
• Gartmore Value Opportunities Fund: Class A
• Janus Adviser Balanced Fund: Class S* (formerly, Janus Adviser Balanced Fund: Class S)
• Wells Fargo Advantage Common Stock Fund: Class Z
• Wells Fargo Advantage Growth and Income Fund: Investor Class
• Wells Fargo Advantage Mid Cap Growth Fund: Class Z

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2003:

• AIM Basic Balanced Fund: Investor Class
• Federated Bond Fund: Class F* Shares
• Federated Equity Income Fund, Inc.: Class F Shares
• Fidelity Advisor Balanced Fund: Class A
• Fidelity Advisor High Income Advantage Fund: Class T*
• Gartmore Bond Fund: Class D
• Lazard Small Cap Portfolio: Open Shares
• Neuberger Berman Guardian: Trust Class
• Neuberger Berman Partners Fund: Trust Class

The following underlying mutual funds are only available in contracts for which good order applications were received before October 2, 2000:

•	Dreyfus Emerging Leaders Fund
• Janus Worldwide Fund

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

• American Century International Growth: Advisor Class
• Fidelity Advisor Overseas Fund: Class A
• Gartmore International Index Fund: Class A
• Janus Adviser International Growth Fund: Class S* (formerly, Janus Adviser International Growth Fund: Class S)
• Janus Adviser Worldwide Fund: Class S* (formerly, Janus Adviser Worldwide Fund: Class S)
• Oppenheimer Global Fund: Class A
• Putnam International Equity Fund: Class A
• Templeton Foreign Fund: Class A

Effective December 19, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

• Gartmore Growth Fund: Class D

†These underlying mutual funds assess a short-term trading fee

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

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Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

Contract value- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC- Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NCUSIF- Nationwide Credit Union Share Insurance Fund.

Nationwide- Nationwide Life Insurance Company.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents
Page
Glossary of Special Terms	3
Table of Contents	4
Contract Expenses	6
Underlying Mutual Fund Expenses	8
Example	8
Synopsis of the Contracts	8
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	9
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Standard Charges and Deductions	12
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	13
CDSC Options
Reduced Purchase Payment Option
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Removal of Variable Account Charges	17
Ownership Rights	18
Contract Owner
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	21
Surrender (Redemption)	21
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Assignment	21

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Table of Contents (continued)
Page
Services	21
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Lump Sum Payments
Annuity Commencement Date	22
Annuitizing the Contract	23
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options ("GMIB")
Annuity Payment Options
Death Benefits	25
Death of Contract/Owner Annuitant
Death Benefit Payment
Statements and Reports	27
Legal Proceedings	27
Advertising	29
Table of Contents of Statement of Additional Information	29
Appendix A: Underlying Mutual Funds	30
Appendix B: Condensed Financial Information	38
Appendix C: Contract Types and Tax Information	58

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Standard Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	0%[1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[3]
Mortality and Expense Risk Charge	1.20%
CDSC Options (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)
7 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered) Total Variable Account Charges (including this option only)	(0.25%)[4] 0.95%
5 Year CDSC Option (maximum CDSC: 7% of purchase payments surrendered) Total Variable Account Charges (including this option only)	(0.10%)[5] 1.10%

____________________________

1 The standard contract does not include a CDSC. However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.
2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
3 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
4 Range of 7 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

5 Range of 5 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

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Recurring Contract Expenses (continued)
Reduced Purchase Payment Option
Reduced Purchase Payment Option Total Variable Account Charges	0.25%[6] 1.45%
Reduced Purchase Payment Option (in Oregon only) Total Variable Account Charges (in Oregon only)	0.30%[7] 1.50%
Death Benefit Options beginning January 2, 2001 (an applicant may elect one Death Benefit Option as a replacement for the standard death benefit)
Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.15% 1.35%
Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Total Variable Account Charges (including this option only)	0.20% 1.40%
Death Benefit Options available for contracts issued prior to January 2, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications (applicants may elect one or both):

Optional Five-Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.25%
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.30%
Guaranteed Minimum Income Benefit Options[8] For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Reduced Purchase Payment Option (in Oregon)	0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.55%

_________________________

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. Not available in Oregon.
7 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In Oregon only.
8 Effective May 1, 2003, these options are no longer available.

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Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.57%	1.71%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

• American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
• Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
• Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
• Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.71%)	1,147	1,849	2,560	4,581	447	1,349	2,260	4,581	*	1,349	2,260	4,581
Minimum Total Underlying Mutual Fund Operating Expenses (0.57%)	1,028	1,500	1,995	3,542	328	1,000	1,695	3,542	*	1,000	1,695	3,542

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

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Synopsis of the Contracts

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

• Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*
•	Roth IRAs;
•	Simplified Employee Pension (SEP IRAs); and
•	Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase

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payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will reduce the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)  shares of a current underlying mutual fund are no longer available for investment; or

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2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

1.  Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes

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referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

Nationwide may realize a profit from the Mortality and Expense Risk Charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)  the time the contract is surrendered;

2)  annuitization; or

3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

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Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

• scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1) optional benefits must be elected at the time of application;

(2) optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

However, if the contract owner has chosen an optional CDSC schedule, Nationwide will reduce variable account annual expenses. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 7 Year CDSC schedule is as follows:

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7 Year CDSC Schedule
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

5 Year CDSC Option

In exchange for a reduction equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 5 Year CDSC schedule is as follows:

5 Year CDSC Schedule
Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)  the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value; or

2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)  upon the annuitization of contracts which have been in force for at least two years;

2)  upon payment of a death benefit; or

3)  from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Reduced Purchase Payment Option

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. Nationwide may realize a profit from this charge. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1)  the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2)  during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the

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date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

Death Benefit Options

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

The following benefits are available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

•	0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

•	0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

•	0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2) the spouses must be co-annuitants;

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3) both co-annuitants must be age 85 or younger at the time of issue;

4) the spouses must each be named as beneficiaries;

5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide’s home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1) the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

The following benefits are available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)  the contract value;

2)  the total of all purchase payments, less an adjustment for amounts surrendered; or

3)  the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either

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0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b) the benefit will terminate and will no longer be in effect; and

c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied. Once the benefit

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is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership Rights

Contract Owner

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

Beneficiary and Contingent Beneficiary

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

• on a Nationwide form;

• signed by the contract owner; and

• received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant’s estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

2.  Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)  trading on the New York Stock Exchange is restricted;

2)  an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)  the SEC, by order, permits a suspension or postponement for the protection of security holders.

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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)  the value of amounts allocated to the sub-accounts; and

2)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a) is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)  adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)  adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)  subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered

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representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

• the dilution of the value of the investors’ interests in the underlying mutual fund;

• underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

• increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior<?xml:namespace prefix = o ns = "urn:schemas-microsoft-com:office:office" />	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)    they have been identified as engaging in harmful trading practices; and
(2)    if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via <?xml:namespace prefix = st1 ns = "urn:schemas-microsoft-com:office:smarttags" />U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

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Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days (see, "Lump Sum Payments"). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

a) the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

• variable account annual expenses;

• underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

Assignment

Contract rights may not be assigned.

Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Gartmore Money Market Fund: Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)  the lesser of:

a)	10% of all purchase payments made to the contract, reduced by any withdrawals; or

b)	10% of the contract value;

2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
3)  a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discretion of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

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Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

• the age (or date) specified in your contract; or

• the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

1)  an annuity payment option; and

2)  either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)  deducting applicable premium taxes from the total contract value; then

2)  applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising the Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1) deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Annuity payments are made based on the annuity payment option selected, unless:

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• the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

• an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Guaranteed Minimum Income Benefit Options ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

• An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

• The contract is issued to a male at age 55, 65, or 70; and

• A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

7 Years in Accumulation
$140,710.04 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	62	$4.72	$664.15
65	72	$5.96	$838.63
70	77	$6.79	$955.42

10 Years in Accumulation
$162,889.46 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	65	$5.03	$819.33
65	75	$6.44	$1,049.01
70	80	$7.32	$1,192.35

15 Years in Accumulation
$200,000.00 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	70	$5.66	$1,132.00
65	80	$7.32	$1,464.00
70	85	$8.18	$1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)  after the contract has been in effect for seven years; and

2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed

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annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

• The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all states.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant’s death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide’s approval.

Death Benefits

Death of Contract Owner/Annuitant

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)  in a lump sum;

2)  as an annuity; or

3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

1)  proper proof of the annuitant’s death;

2)  an election specifying the distribution method; and

3)  any state required form(s).

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Please refer to the "Lump Sum Payments" subsection of "Services" for more information.

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)  the contract value; or

2)  the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1) the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)  the contract value;

2)  the total of all purchase payments, less an adjustment for amounts surrendered; or

3)  the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for

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amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with

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these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert

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Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the 7 year CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Basic Balanced Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long term growth of capital and current income.

AIM Dynamics Fund: Investor Class
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AIM Small Cap Growth Fund: Investor Class
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

American Century Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth: Advisor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century International Growth: Advisor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	High current income while maintaining safety of principal.

American Century Ultra: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Emerging Leaders Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Dreyfus Premier Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Wisconsin Capital Management, Inc.
Investment Objective:	High total return through a combination of capital appreciation and current income.

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Dreyfus Premier Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Federated Bond Fund: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.

Federated Equity Income Fund, Inc.: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Above average income and capital appreciation.

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Advisor Balanced Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and growth of capital.

Fidelity Advisor Equity Growth Fund: Class A
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Advisor Equity Income Fund: Class A
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500sm Index.

Fidelity Advisor Growth Opportunities Fund: Class A
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Seeks high level of income and the potential for capital gains.

Fidelity Advisor Overseas Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Balance Sheet Investment Fund: Class A
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	High total return.

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.

Franklin Small-Mid Cap Growth Fund: Class A
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Bond Fund: Class D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
Investment Objective:	High level of current income as is consistent with preserving capital.

Gartmore Bond Index Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, LP
Investment Objective:	Match performance of Lehman Brothers Aggregate Bond Index.

Gartmore Government Bond Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with preserving capital.

Gartmore Growth Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

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Gartmore GMF Investor Destination Funds: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	NorthPointe Capital, LLC
Gartmore GMF Investor Destinations Conservative Fund: Service Class	Investment Objective:	To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.
Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	Investment Objective:	To maximize total investment return for a given level of risk by seeking income and, secondarily, long-term growth of capital.
Gartmore GMF Investor Destinations Moderate Fund: Service Class	Investment Objective:	To maximize total investment return for a given level of risk by seeking both growth of capital income and income.
Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	Investment Objective:	To maximize total investment return for a given level of risk by seeking growth of capital, as well as income.
Gartmore GMF Investor Destinations Aggressive Fund: Service Class	Investment Objective:	To maximize total investment return for a given level of risk by seeking growth of capital.

The Gartmore GMF Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for Gartmore GMF Investor Destinations Funds for more information.

Gartmore International Index Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, LP
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index Capital (“MSCI EAFE Index”) as closely as possible before the deduction of fund expenses.

Gartmore Large Cap Value Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Maximize total return, consisting of both capital appreciation and current income.

Gartmore Mid Cap Market Index Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, LP
Investment Objective:	Match performance of the S&P Mid Cap 400® Index.

Gartmore Money Market Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with preserving capital and maintaining liquidity.

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Gartmore Nationwide® Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore S&P 500® Index Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P 500 Composite Stock Price Index.

Gartmore Small Cap Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Small Cap Index Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, LP
Investment Objective:	Match performance of the Russell 2000® Index.

Gartmore Value Opportunities Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Janus Adviser Balanced Fund: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth consistent with preservation of capital and balanced by current income.

Janus Adviser International Growth Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Adviser Worldwide Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth in a manner consistent with the preservation of capital.

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Janus Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth in a manner consistent with the preservation of capital.

Janus Twenty Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard Small Cap Portfolio: Open Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Neuberger Berman Genesis Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Guardian Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth through an approach that is intended to increase capital with reasonable risk.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Capital Appreciation Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Champion Income Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
High current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the fund’s manager believes do not involve undue risk; its secondary objective is capital growth when consistent with its primary objective.

35

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Strategic Income Fund: Class A
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High current income by investing mainly in debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

PIMCO Total Return Fund: Class A
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Putnam International Equity Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Voyager Fund: Class A
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Templeton Investment Counsel, Inc.
Investment Objective:	Long-term capital growth.

Van Kampen Growth & Income Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Income and long-term growth of capital.

Van Kampen Mid Cap Growth Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital growth.

Van Kampen Real Estate Securities Fund: Class A
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Long-term growth of capital, and, secondarily, current income.

Waddell & Reed Advisors Small Cap Fund: Class A
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Growth of capital.

Wells Fargo Advantage Common Stock Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

36

Wells Fargo Advantage Growth Fund: Investor Class
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Growth and Income Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Matrix Asset Advisors, Inc.
Investment Objective:	Total return.

Wells Fargo Advantage Mid Cap Growth Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

37

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2005 (2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling: 1-800-848-6331, TDD 1-800-238-3035

writing: Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

checking on-line at: www.nationwidefinancial.com

On March 24, 2006, the AIM Small Company Growth Fund: Investor Class merged into the AIM Small Cap Growth Fund: Investor Class. The information show below is as of December 31, 2005, and therefore only reflects condensed financial information for the AIM Small Company Growth Fund: Investor Class.

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.282345	2.82%	8,423	2005*

AIM Dynamics Fund: Investor Class	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Company Growth Fund: Investor Class	6.963222	7.275892	4.49%	27,472	2005
	6.219043	6.963222	11.97%	25,358	2004
	4.703304	6.219043	32.23%	33,530	2003
	6.920419	4.703304	-32.04%	33,181	2002
	8.834977	6.920419	-21.67%	19,961	2001
	10.000000	8.834977	-11.65%	12,232	2000*

American Century Growth: Investor Class	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Income & Growth: Advisor Class	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

American Century International Growth: Advisor Class	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

American Century Ultra: Investor Class	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Federated High Yield Trust	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.772047	12.911129	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.456168	8.001436	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Overseas Fund: Class A	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Franklin Balance Sheet Investment Fund: Class A	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Bond Fund: Class D	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Gartmore Bond Index Fund: Class A	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Gartmore Government Bond Fund: Class D	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Gartmore Growth Fund: Class A	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

Gartmore Growth Fund: Class D	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Gartmore International Index Fund: Class A	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Gartmore Large Cap Value Fund: Class A	13.164273	13.988377	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Money Market Fund: Service Class	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Gartmore Nationwide® Fund: Class D	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Gartmore S&P 500® Index Fund: Service Class	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Gartmore Small Cap Fund: Class A	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Gartmore Small Cap Index Fund: Class A	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

Gartmore Value Opportunities Fund: Class A	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Balanced Fund: Class S	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Janus Adviser International Growth Fund: Class S	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

Janus Adviser Worldwide Fund: Class S	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Janus Twenty Fund	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Janus Worldwide Fund	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lazard Small Cap Portfolio: Open Shares	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Neuberger Berman Genesis Fund: Trust Class	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

Neuberger Berman Partners Fund: Trust Class	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Global Fund: Class A	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

Oppenheimer Strategic Income Fund: Class A	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Putnam International Equity Fund: Class A	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Putnam Voyager Fund: Class A	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

Van Kampen Growth and Income Fund: Class A	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Mid Cap Growth Fund: Class A	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Van Kampen Real Estate Securities Fund: Class A	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.125139	11.25%	15,110	2005*

49

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Company Growth Fund: Investor Class	8.506520	8.745369	2.81%	0	2005
	7.722121	8.506520	10.16%	0	2004
	5.935779	7.722121	30.09%	0	2003

American Century Growth: Investor Class	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth: Advisor Class	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

American Century Ultra: Investor Class	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.371269	11.309917	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Fidelity Advisor Growth Opportunities Fund: Class A	8.982266	9.483942	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Gartmore Bond Fund: Class D	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Gartmore Bond Index Fund: Class A	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Gartmore Government Bond Fund: Class D	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class A	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Gartmore Growth Fund: Class D	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

Gartmore GMF Investor Destinations Aggressive Fund: Class A	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Gartmore International Index Fund: Class A	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

Gartmore Large Cap Value Fund: Class A	10.739362	11.227911	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Gartmore Mid Cap Market Index Fund: Class A	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Money Market Fund: Service Class	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Gartmore Nationwide® Fund: Class D	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Gartmore S&P 500® Index Fund: Service Class	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Gartmore Small Cap Fund: Class A	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Gartmore Small Cap Index Fund: Class A	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Gartmore Value Opportunities Fund: Class A	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Janus Adviser Balanced Fund: Class S	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: Class S	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: Class S	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Janus Fund	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

Lazard Small Cap Portfolio: Open Shares	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Neuberger Berman Genesis Fund: Trust Class	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

Neuberger Berman Guardian Fund: Trust Class	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Oppenheimer Strategic Income Fund: Class A	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Putnam Voyager Fund: Class A	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Wells Fargo Advantage Growth Fund: Investor Class	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	10.994020	9.94%	0	2005*

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Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

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In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements,

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs. A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs or Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

59

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)  provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien’s conduct of business in the United States; and

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(2) the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate or 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

• a transfer of the contract from one contract owner to another; or

• a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

• the failure to diversify was accidental;

• the failure is corrected; and

• a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected an optional CDSC schedule.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

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Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of an IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)  if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year

62

immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

63

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2006

Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin RR1-04-F4, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004 and 2003 no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2005. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

On March 24, 2006, the AIM Small Company Growth Fund: Investor Class merged into the AIM Small Company Growth Fund: Investor Class. The information show below is as of December 31, 2005, and therefore only reflects condensed financial information for the AIM Small Company Growth Fund: Investor Class.

No Additional Contract Options Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.282345	2.82%	8,423	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Dynamics Fund: Investor Class	5.766363	6.303696	9.32%	77,106	2005
	5.200689	5.766363	10.88%	81,273	2004
	3.797162	5.200689	36.96%	119,796	2003
	5.728945	3.797162	-33.72%	92,435	2002
	8.618967	5.728945	-33.53%	109,091	2001
	10.000000	8.618967	-13.81%	64,128	2000*

AIM Small Company Growth Fund: Investor Class	6.963222	7.275892	4.49%	27,472	2005
	6.219043	6.963222	11.97%	25,358	2004
	4.703304	6.219043	32.23%	33,530	2003
	6.920419	4.703304	-32.04%	33,181	2002
	8.834977	6.920419	-21.67%	19,961	2001
	10.000000	8.834977	-11.65%	12,232	2000*

American Century Growth: Investor Class	6.330750	6.574319	3.85%	14,128	2005
	5.815324	6.330750	8.86%	18,635	2004
	4.719072	5.815324	23.23%	26,286	2003
	6.449502	4.719072	-26.83%	27,964	2002
	8.006373	6.449502	-19.45%	24,480	2001
	10.000000	8.006373	-19.94%	18,894	2000*

American Century Income & Growth: Advisor Class	9.213789	9.539887	3.54%	104,972	2005
	8.252939	9.213789	11.64%	92,082	2004
	6.442445	8.252939	28.10%	85,506	2003
	8.090015	6.442445	-20.37%	70,142	2002
	8.939837	8.090015	-9.51%	65,887	2001
	10.000000	8.939837	-10.60%	28,545	2000*

American Century International Growth: Advisor Class	7.087782	7.937506	11.99%	18,258	2005
	6.220231	7.087782	13.95%	18,371	2004
	5.019457	6.220231	23.92%	23,512	2003
	6.293419	5.019457	-20.24%	17,596	2002
	8.703964	6.293419	-27.69%	13,166	2001
	10.000000	8.703964	-12.96%	10,521	2000*

American Century Short Term Government: Investor Class	11.679853	11.761676	0.70%	57,900	2005
	11.714647	11.679853	-0.30%	58,233	2004
	11.696579	11.714647	0.15%	76,777	2003
	11.221121	11.696579	4.24%	65,399	2002
	10.573184	11.221121	6.13%	33,476	2001
	10.000000	10.573184	5.73%	8,134	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	7.049066	7.130149	1.15%	126,831	2005
	6.429116	7.049066	9.64%	145,914	2004
	5.158453	6.429116	24.63%	186,939	2003
	6.776523	5.158453	-23.88%	131,889	2002
	8.012883	6.776523	-15.43%	150,587	2001
	10.000000	8.012883	-19.87%	141,363	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.288648	12.632342	11.90%	1,558	2005
	10.000000	11.288648	12.89%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.038190	9.323169	3.15%	106,646	2005
	8.643389	9.038190	4.57%	115,254	2004
	7.248454	8.643389	19.24%	128,837	2003
	8.832242	7.248454	-17.93%	61,125	2002
	9.991471	8.832242	-11.60%	92,105	2001
	10.000000	9.991471	-0.09%	55,201	2000*

Dreyfus Emerging Leaders Fund	11.360774	12.285418	8.14%	747	2005
	10.040845	11.360774	13.15%	747	2004
	7.267637	10.040845	38.16%	747	2003
	9.190358	7.267637	-20.92%	747	2002
	10.299752	9.190358	-10.77%	1,134	2001
	10.000000	10.299752	3.00%	1,282	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.129497	9.900993	-2.26%	13,927	2005
	10.000000	10.129497	1.29%	14,979	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.983934	6.132711	2.49%	5,143	2005
	5.703293	5.983934	4.92%	3,548	2004
	4.574388	5.703293	24.68%	3,528	2003
	6.539025	4.574388	-30.04%	2,417	2002
	8.654874	6.539025	-24.45%	38,237	2001
	10.000000	8.654874	-13.45%	38,237	2000*

Federated Bond Fund: Class F Shares	13.906918	14.034544	0.92%	7,070	2005
	13.148666	13.906918	5.77%	7,861	2004
	11.761005	13.148666	11.80%	11,882	2003
	11.104428	11.761005	5.91%	13,937	2002
	10.446497	11.104428	6.30%	19,305	2001
	10.000000	10.446497	4.46%	6,543	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.368710	8.539330	2.04%	1,723	2005
	7.478763	8.368710	11.90%	1,723	2004
	6.092039	7.478763	22.76%	4,547	2003
	7.633153	6.092039	-20.19%	1,723	2002
	8.688905	7.633153	-12.15%	0	2001
	10.000000	8.688905	-13.11%	0	2000*

Federated High Yield Trust	11.991578	12.166491	1.46%	21,782	2005
	10.845246	11.991578	10.57%	19,097	2004
	8.915066	10.845246	21.65%	21,857	2003
	8.995104	8.915066	-0.89%	4,584	2002
	9.256360	8.995104	-2.82%	2,138	2001
	10.000000	9.256360	-7.44%	3,453	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.772047	12.911129	1.09%	28,659	2005
	12.492144	12.772047	2.24%	28,580	2004
	11.893675	12.492144	5.03%	12,521	2003
	11.025342	11.893675	7.88%	9,390	2002
	10.366304	11.025342	6.36%	8,072	2001
	10.000000	9.256360	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.199492	10.636564	4.29%	19,432	2005
	9.789230	10.199492	4.19%	30,864	2004
	8.384547	9.789230	16.75%	32,610	2003
	9.281568	8.384547	-9.66%	30,367	2002
	9.535378	9.281568	-2.66%	33,818	2001
	10.000000	9.535378	-4.65%	5,901	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.542399	6.829165	4.38%	78,251	2005
	6.422366	6.542399	1.87%	107,995	2004
	4.909408	6.422366	30.82%	113,979	2003
	7.134728	4.909408	-31.19%	60,496	2002
	8.778524	7.134728	-18.73%	36,401	2001
	10.000000	8.778524	-12.21%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	12.804867	13.498517	5.42%	142,354	2005
	11.530143	12.804867	11.06%	147,647	2004
	9.041160	11.530143	27.53%	156,130	2003
	10.802783	9.041160	-16.31%	96,630	2002
	11.153342	10.802783	-3.14%	65,679	2001
	10.000000	11.153342	11.53%	17,586	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.456168	8.001436	7.31%	5,193	2005
	7.029714	7.456168	6.07%	14,655	2004
	5.484944	7.029714	28.16%	14,208	2003
	7.130415	5.484944	-23.08%	10,343	2002
	8.471403	7.130415	-15.83%	10,871	2001
	10.000000	8.471403	-15.29%	9,358	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.635551	14.129484	3.62%	35,061	2005
	11.985781	13.635551	13.76%	42,539	2004
	8.424851	11.985781	42.27%	49,704	2003
	8.862640	8.424851	-4.94%	35,327	2002
	9.055246	8.862640	-2.13%	4,378	2001
	10.000000	9.055246	-9.45%	4,427	2000*

Fidelity Advisor Overseas Fund: Class A	9.191148	10.407163	13.23%	6,583	2005
	8.211656	9.191148	11.93%	11,161	2004
	5.744635	8.211656	42.94%	10,757	2003
	7.261801	5.744635	-20.89%	2,717	2002
	9.179810	7.261801	-20.89%	1,607	2001
	10.000000	9.179810	-8.20%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.062514	13.011372	17.62%	6,058	2005
	10.000000	11.062514	10.63%	8,053	2004*

Franklin Balance Sheet Investment Fund: Class A	18.503384	20.326737	9.85%	41,829	2005
	14.908237	18.503384	24.12%	32,924	2004
	11.615476	14.908237	28.35%	27,343	2003
	12.470576	11.615476	-6.86%	11,907	2002
	10.697280	12.470576	16.58%	7,277	2001
	10.000000	10.697280	6.97%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.319913	15.600161	8.94%	108,577	2005
	12.739043	14.319913	12.42%	106,905	2004
	10.191797	12.738043	24.98%	104,730	2003
	11.587095	10.191797	-12.04%	73,324	2002
	11.043068	11.587095	4.93%	48,422	2001
	10.000000	11.043068	10.43%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	7.159818	7.839882	9.50%	185,617	2005
	6.394733	7.159818	11.96%	188,534	2004
	4.689230	6.394733	36.37%	164,688	2003
	6.722932	4.689230	-30.25%	93,847	2002
	8.541275	6.722932	-21.29%	61,740	2001
	10.000000	8.541275	-14.59%	28,023	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.551866	12.601840	9.09%	20,235	2005
	10.000000	11.551866	15.52%	12,056	2004*

Gartmore Bond Fund: Class D	13.668177	13.961832	2.15%	16,787	2005
	13.163690	13.668177	3.83%	17,890	2004
	12.491862	13.163690	5.38%	19,054	2003
	11.541979	12.491862	8.23%	19,274	2002
	10.608876	11.541979	8.80%	7,469	2001
	10.000000	10.608876	6.09%	392	2000*

Gartmore Bond Index Fund: Class A	12.691418	12.805853	0.90%	5,139	2005
	12.352129	12.691418	2.75%	4,428	2004
	12.086750	12.352129	2.20%	3,550	2003
	11.148665	12.086750	8.41%	1,369	2002
	10.504913	11.148665	6.13%	202	2001
	10.000000	10.504913	5.05%	0	2000*

Gartmore Government Bond Fund: Class D	13.358305	13.599104	1.80%	86,084	2005
	13.039627	13.358305	2.44%	134,110	2004
	12.919549	13.039627	0.93%	130,669	2003
	11.752975	12.919549	9.93%	139,705	2002
	10.987054	11.752975	6.97%	75,180	2001
	10.000000	10.987054	9.87%	5,241	2000*

Gartmore Growth Fund: Class A	10.862922	11.417691	5.11%	11,028	2005
	10.174135	10.862922	6.77%	12,049	2004
	10.000000	10.174135	1.74%	6,389	2003*

Gartmore Growth Fund: Class D	5.251820	5.542961	5.54%	13,864	2005
	4.904327	5.251820	7.09%	13,864	2004
	3.722127	4.904327	31.76%	18,265	2003
	5.270727	3.722127	-29.38%	0	2002
	7.369169	5.270727	-28.48%	4,350	2001
	10.000000	7.369169	-26.31%	4,350	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.188041	11.436384	2.22%	75,496	2005
	10.781041	11.188041	3.78%	66,831	2004
	10.110988	10.781041	6.63%	47,517	2003
	10.155205	10.110988	-0.44%	16,013	2002
	10.039080	10.155205	1.16%	0	2001
	10.000000	10.039080	0.39%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.981815	11.356842	3.41%	75,762	2005
	10.355850	10.981815	6.04%	74,053	2004
	9.209082	10.355850	12.45%	53,427	2003
	9.709012	9.209082	-5.15%	0	2002
	9.917994	9.709012	-2.11%	0	2001
	10.000000	9.917994	-0.82%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.577743	11.043561	4.40%	318,500	2005
	9.760110	10.577743	8.38%	153,858	2004
	8.231400	9.760110	18.57%	35,642	2003
	9.188044	8.231400	-10.41%	27,423	2002
	9.739100	9.188044	-5.66%	18,207	2001
	10.000000	9.739100	-2.61%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.214734	10.829923	6.02%	59,022	2005
	9.199831	10.214734	11.03%	35,789	2004
	7.353261	9.199831	25.11%	25,892	2003
	8.676240	7.353261	-15.25%	3,932	2002
	9.603495	8.676240	-9.66%	0	2001
	10.000000	9.603495	-3.97%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.883275	10.557726	6.82%	21,823	2005
	8.752362	9.883275	12.92%	8,665	2004
	6.709728	8.752362	30.44%	1,428	2003
	8.301650	6.709728	-19.18%	162	2002
	9.465217	8.301650	-12.29%	0	2001
	10.000000	9.465217	-5.35%	0	2000*

Gartmore International Index Fund: Class A	9.661542	10.863448	12.44%	0	2005
	8.187391	9.661542	18.01%	0	2004
	6.031974	8.187391	35.73%	0	2003
	7.399695	6.031974	-18.48%	0	2002
	9.642410	7.399695	-23.26%	0	2001
	10.000000	9.642410	-3.58%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Large Cap Value Fund: Class A	13.164273	13.988377	6.26%	11,597	2005
	11.468670	13.164273	14.78%	13,000	2004
	9.043656	11.468670	26.81%	18,984	2003
	10.590508	9.043656	-14.61%	7,275	2002
	11.229368	10.590508	-5.69%	7,889	2001
	10.000000	11.229368	12.29%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.173694	13.484055	10.76%	28,272	2005
	10.633602	12.173694	14.48%	23,073	2004
	7.988701	10.633602	33.11%	19,761	2003
	9.519402	7.988701	-16.08%	11,511	2002
	9.785451	9.519402	-2.72%	639	2001
	10.000000	9.785451	-2.15%	0	2000*

Gartmore Money Market Fund: Service Class	10.508286	10.675956	1.60%	93,191	2005
	10.537802	10.508286	-0.28%	64,254	2004
	10.585603	10.537802	-0.45%	81,528	2003
	10.580827	10.585603	0.05%	141,507	2002
	10.332702	10.580827	2.40%	208,916	2001
	10.000000	10.332702	3.33%	15,275	2000*

Gartmore Nationwide® Fund: Class D	9.363215	9.957292	6.34%	7,788	2005
	8.611505	9.363215	8.73%	10,035	2004
	6.840342	8.611505	25.89%	10,507	2003
	8.333346	6.840342	-17.92%	5,410	2002
	9.555125	8.333346	-12.79%	11,331	2001
	10.000000	9.555125	-4.45%	5,405	2000*

Gartmore S&P 500® Index Fund: Service Class	8.249721	8.518302	3.26%	69,177	2005
	7.551419	8.249721	9.25%	67,839	2004
	5.965991	7.551419	26.57%	78,194	2003
	7.789303	5.965991	-23.41%	80,721	2002
	8.970533	7.789303	-13.17%	97,798	2001
	10.000000	8.970533	-10.29%	101,963	2000*

Gartmore Small Cap Fund: Class A	14.496877	17.592080	21.35%	41,817	2005
	11.637303	14.496877	24.57%	31,040	2004
	7.937781	11.637303	46.61%	4,994	2003
	9.838784	7.937781	-19.32%	1,047	2002
	10.124691	9.838784	2.82%	925	2001
	10.000000	10.124691	1.25%	207	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Index Fund: Class A	12.555585	12.976481	3.35%	21,682	2005
	10.764301	12.555585	16.64%	323,271	2004
	7.472028	10.764301	44.06%	8,177	2003

Gartmore Value Opportunities Fund: Class A	13.953947	14.912772	6.87%	9,658	2005
	12.422556	13.953947	12.33%	29,505	2004
	9.174929	12.422556	35.40%	8,814	2003
	10.816539	9.174929	-15.18%	1,279	2002
	10.722700	10.816539	0.88%	0	2001
	10.000000	10.722700	7.23%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.624628	10.791559	1.57%	5,146	2005
	9.886997	10.624628	7.46%	4,189	2004
	8.429538	9.886997	17.29%	3,048	2003
	9.705404	8.429538	-13.15%	0	2002
	10.000000	9.705404	-2.95%	0	2001

Janus Adviser Balanced Fund: Class S	10.347445	11.035144	6.65%	44,172	2005
	9.635732	10.347445	7.39%	41,972	2004
	8.533019	9.635732	12.92%	79,916	2003
	9.220558	8.533019	-7.46%	68,954	2002
	9.783183	9.220558	-5.75%	20,609	2001
	10.000000	9.783183	-2.17%	350	2000*

Janus Adviser International Growth Fund: Class S	7.973365	10.403827	30.48%	0	2005
	6.716485	7.973365	18.71%	0	2004
	5.031164	6.716485	33.50%	0	2003
	6.829199	5.031164	-26.33%	0	2002
	8.929608	6.829199	-23.52%	0	2001
	10.000000	8.929608	-10.70%	0	2000*

Janus Adviser Worldwide Fund: Class S	6.391797	6.715480	5.06%	21,646	2005
	6.161469	6.391797	3.74%	23,922	2004
	5.064214	6.161469	21.67%	44,551	2003
	6.909361	5.064214	-26.71%	42,954	2002
	8.838918	6.909361	-21.83%	39,243	2001
	10.000000	8.838918	-11.61%	17,539	2000*

Janus Fund	5.670205	5.840016	2.99%	84,641	2005
	5.468299	5.670205	3.69%	87,927	2004
	4.191664	5.468299	30.46%	98,325	2003
	5.842114	4.191664	-28.25%	101,949	2002
	7.982384	5.842114	-26.81%	131,732	2001
	10.000000	7.982384	-20.18%	50,813	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Twenty Fund	5.529139	5.992652	8.38%	70,772	2005
	4.505613	5.529139	22.72%	91,358	2004
	3.630109	4.505613	24.12%	140,909	2003
	4.823650	3.630109	-24.74%	164,145	2002
	6.879094	4.823650	-29.88%	255,259	2001
	10.000000	6.879094	-31.21%	181,852	2000*

Janus Worldwide Fund	5.669137	5.943464	4.84%	1,009	2005
	5.423269	5.669137	4.53%	1,009	2004
	4.407161	5.423269	23.06%	1,011	2003
	6.013992	4.407161	-26.72%	11,060	2002
	7.873214	6.013992	-23.61%	81,297	2001
	10.000000	7.873214	-21.27%	88,079	2000*

Lazard Small Cap Portfolio: Open Shares	15.959931	16.429554	2.94%	4,663	2005
	14.023752	15.959931	13.81%	5,049	2004
	10.217966	14.023752	37.25%	7,527	2003
	12.553546	10.217966	-18.60%	9,038	2002
	10.769748	12.553546	16.56%	7,669	2001
	10.000000	10.769748	7.70%	1,762	2000*

Neuberger Berman Genesis Fund: Trust Class	19.388793	22.335725	15.20%	126,995	2005
	16.493979	19.388793	17.55%	108,555	2004
	12.648346	16.493979	30.40%	96,867	2003
	13.163794	12.648346	-3.92%	58,565	2002
	11.858163	13.163794	11.01%	28,676	2001
	10.000000	11.858163	18.58%	4,295	2000*

Neuberger Berman Guardian Fund: Trust Class	10.272030	11.014951	7.23%	3,504	2005
	8.945111	10.272030	14.83%	8,033	2004
	6.689081	8.945111	33.73%	3,390	2003
	9.114549	6.689081	-26.61%	1,899	2002
	9.383282	9.114549	-2.86%	1,794	2001
	10.000000	9.383282	-6.17%	1,783	2000*

Neuberger Berman Partners Fund: Trust Class	11.472148	13.387081	16.69%	13,054	2005
	9.731141	11.472148	17.89%	13,423	2004
	7.241845	9.731141	34.37%	9,649	2003
	9.736446	7.241845	-25.62%	4,765	2002
	10.160186	9.736446	-4.17%	5,642	2001
	10.000000	10.160186	1.60%	2,568	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Socially Responsive Fund: Trust Class	11.312942	12.040681	6.43%	14,708	2005
	10.000000	11.312942	13.13%	1,827	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.773689	8.061616	3.70%	183,516	2005
	7.372231	7.773689	5.45%	162,965	2004
	5.749369	7.372231	28.23%	129,435	2003
	7.871472	5.749369	-26.96%	45,178	2002
	9.103062	7.871472	-13.53%	29,728	2001
	10.000000	9.103062	-8.97%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.163533	12.368331	1.68%	13,364	2005
	11.244628	12.163533	8.17%	5,413	2004
	10.000000	11.244628	12.45%	4,429	2003*

Oppenheimer Global Fund: Class A	10.648319	12.006437	12.75%	132,167	2005
	9.058982	10.648319	17.54%	145,686	2004
	6.392280	9.058982	41.72%	185,527	2003
	8.321785	6.392280	-23.19%	121,801	2002
	9.525990	8.321785	-12.64%	92,334	2001
	10.000000	9.525990	-4.74%	49,595	2000*

Oppenheimer Strategic Income Fund: Class A	13.836258	14.274679	3.17%	13,124	2005
	12.743478	13.836258	8.58%	9,902	2004
	10.757886	12.743478	18.46%	2,745	2003
	10.165191	10.757886	5.83%	0	2002
	9.909668	10.165191	2.58%	0	2001
	10.000000	9.909668	-0.90%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.568978	13.069100	12.97%	70,596	2005
	10.000000	11.568978	15.69%	49,954	2004*

PIMCO Total Return Fund: Class A	13.190894	13.379020	1.43%	119,652	2005
	12.726708	13.190894	3.65%	104,965	2004
	12.229484	12.726708	4.07%	63,269	2003
	11.260935	12.229484	8.60%	35,184	2002
	10.433703	11.260935	7.93%	1,561	2001
	10.000000	10.433703	4.34%	328	2000*

Putnam International Equity Fund: Class A	14.605373	16.286296	11.51%	0	2005
	12.685958	14.605373	15.13%	0	2004
	10.000000	12.685958	26.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Voyager Fund: Class A	12.218073	12.767594	4.50%	6,924	2005
	11.770822	12.218073	3.80%	6,940	2004
	10.000000	11.770822	17.71%	6,007	2003*

Templeton Foreign Fund: Class A	13.081121	14.334958	9.59%	69,991	2005
	11.178641	13.081121	17.02%	82,323	2004
	8.647111	11.178641	29.28%	77,865	2003
	9.556122	8.647111	-9.51%	60,759	2002
	10.478436	9.556122	-8.80%	31,517	2001
	10.000000	10.478436	4.78%	1,691	2000*

Van Kampen Growth and Income Fund: Class A	14.021655	15.260246	8.83%	82,082	2005
	12.424152	14.021655	12.86%	72,911	2004
	10.000000	12.424152	24.24%	34,131	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.743094	17.174982	16.50%	17,663	2005
	12.298478	14.743094	19.88%	4,994	2004
	10.000000	12.298478	22.98%	737	2003*

Van Kampen Real Estate Securities Fund: Class A	17.286156	19.964834	15.50%	22,087	2005
	12.768894	17.286156	35.38%	14,801	2004
	10.000000	12.768894	27.69%	1,941	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.727916	15.280119	11.31%	5,690	2005
	12.236884	13.727916	12.18%	5,935	2004
	10.000000	12.236884	22.37%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.197476	12.423253	10.95%	57,277	2005
	10.281015	11.197476	8.91%	68,866	2004
	7.483525	10.281015	37.38%	85,580	2003
	9.357925	7.483525	-20.03%	61,205	2002
	9.611802	9.357925	-2.64%	48,212	2001
	10.000000	9.611802	-3.88%	14,905	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.068352	11.949424	7.96%	97	2005
	9.927100	11.068352	11.50%	97	2004
	10.000000	9.927100	-0.73%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.110041	6.914977	-2.74%	17,262	2005
	6.592833	7.110041	7.85%	15,196	2004
	5.348645	6.592833	23.26%	14,961	2003
	6.908161	5.348645	-22.57%	1,352	2002
	8.725542	6.908161	-20.83%	1,349	2001
	10.000000	8.725542	-12.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.125139	11.25%	15,110	2005*

Additional Contract Options Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.279950	2.80%	0	2005*

AIM Dynamics Fund: Investor Class	5.752770	6.285685	9.26%	1,532	2005
	5.191044	5.752770	10.82%	3,729	2004
	3.792038	5.191044	36.89%	4,208	2003
	5.724104	3.792038	-33.75%	4,448	2002
	8.616095	5.724104	-33.56%	5,939	2001
	10.000000	8.616095	-13.84%	0	2000*

AIM Small Company Growth Fund: Investor Class	6.946809	7.255105	4.44%	385	2005
	6.207519	6.946809	11.91%	1,062	2004
	4.696962	6.207519	32.16%	1,060	2003
	6.914591	4.696962	-32.07%	1,117	2002
	8.832025	6.914591	-21.71%	95	2001
	10.000000	8.832025	-11.68%	0	2000*

American Century Growth: Investor Class	6.315844	6.555533	3.80%	0	2005
	5.804561	6.315844	8.81%	339	2004
	4.712724	5.804561	23.17%	338	2003
	6.444078	4.712724	-26.87%	332	2002
	8.003702	6.444078	-19.49%	313	2001
	10.000000	8.003702	-19.96%	353	2000*

American Century Income & Growth: Advisor Class	9.192102	9.512637	3.49%	2,728	2005
	8.237676	9.192102	11.59%	4,103	2004
	6.433775	8.237676	28.04%	3,931	2003
	8.083213	6.433775	-20.41%	3,940	2002
	8.936855	8.083213	-9.55%	2,130	2001
	10.000000	8.936855	-10.63%	899	2000*

American Century International Growth: Advisor Class	7.071101	7.914841	11.93%	6	2005
	6.208721	7.071101	13.89%	6	2004
	5.012690	6.208721	23.86%	6	2003
	6.288106	5.012690	-20.28%	6	2002
	8.701057	6.288106	-27.73%	6	2001
	10.000000	8.701057	-12.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.652348	11.728077	0.65%	9,389	2005
	11.692977	11.652348	-0.35%	15,429	2004
	11.680840	11.692977	0.10%	17,736	2003
	11.211675	11.680840	4.18%	9,719	2002
	10.569653	11.211675	6.07%	310	2001
	10.000000	10.569653	5.70%	0	2000*

American Century Ultra: Investor Class	7.032461	7.109771	1.10%	580	2005
	6.417203	7.032461	9.59%	4,129	2004
	5.151505	6.417203	24.57%	4,508	2003
	6.770806	5.151505	-23.92%	4,082	2002
	8.010204	6.770806	-15.47%	1,484	2001
	10.000000	8.010204	-19.90%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.284881	12.621773	11.85%	0	2005
	10.000000	11.284881	12.85%	0	2004*

Dreyfus Appreciation Fund, Inc.	9.016908	9.296545	3.10%	3,689	2005
	8.627395	9.016908	4.51%	5,264	2004
	7.238702	8.627395	19.18%	5,315	2003
	8.824818	7.238702	-17.97%	4,021	2002
	9.988137	8.824818	-11.65%	4,133	2001
	10.000000	9.988137	-0.12%	0	2000*

Dreyfus Emerging Leaders Fund	11.334043	12.250342	8.08%	0	2005
	10.022279	11.334043	13.09%	0	2004
	7.257853	10.022279	38.09%	0	2003
	9.182626	7.257853	-20.96%	0	2002
	10.296318	9.182626	-10.82%	0	2001
	10.000000	10.296318	2.96%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.129301	9.895808	-2.31%	12,479	2005
	10.000000	10.129301	1.29%	12,686	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.969854	6.115187	2.43%	0	2005
	5.692734	5.969854	4.87%	0	2004
	4.568222	5.692734	24.62%	0	2003
	6.533513	4.568222	-30.08%	0	2002
	8.651981	6.533513	-24.49%	0	2001
	10.000000	8.651981	-13.48%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.874181	13.994456	0.87%	0	2005
	13.124330	13.874181	5.71%	0	2004
	11.745166	13.124330	11.74%	0	2003
	11.095068	11.745166	5.86%	0	2002
	10.443003	11.095068	6.24%	0	2001
	10.000000	10.443003	4.43%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.350775	8.516739	1.99%	0	2005
	7.466501	8.350775	11.84%	0	2004
	6.085114	7.466501	22.70%	0	2003
	7.628323	6.085114	-20.23%	0	2002
	8.687845	7.628323	-12.20%	0	2001
	10.000000	8.687845	-13.12%	0	2000*

Federated High Yield Trust	11.963306	12.131693	1.41%	570	2005
	10.825141	11.963306	10.51%	570	2004
	8.903033	10.825141	21.59%	342	2003
	8.987499	8.903033	-0.94%	342	2002
	9.253231	8.987499	-2.87%	285	2001
	10.000000	9.253231	-7.47%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.745898	12.878210	1.04%	0	2005
	12.472864	12.745898	2.19%	0	2004
	11.881316	12.472864	4.98%	316	2003
	11.019446	11.881316	7.82%	316	2002
	10.366021	11.019446	6.30%	316	2001
	10.000000	10.366021	3.66%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.175479	10.606178	4.23%	0	2005
	9.771113	10.175479	4.14%	0	2004
	8.373255	9.771113	16.69%	336	2003
	9.273752	8.373255	-9.71%	336	2002
	9.532196	9.273752	-2.71%	0	2001
	10.000000	9.532196	-4.68%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.528387	6.811099	4.33%	0	2005
	6.411841	6.528387	1.82%	0	2004
	4.903829	6.411841	30.75%	0	2003
	7.130233	4.903829	-31.22%	0	2002
	8.777454	7.130233	-18.77%	0	2001
	10.000000	8.777454	-12.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.774745	13.459988	5.36%	1,202	2005
	11.508820	12.774745	11.00%	1,657	2004
	9.028990	11.508820	27.47%	1,448	2003
	10.793698	9.028990	-16.35%	465	2002
	11.149623	10.793698	-3.19%	3,685	2001
	10.000000	11.149623	11.50%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.438626	7.978597	7.26%	5	2005
	7.016712	7.438626	6.01%	1,295	2004
	5.477554	7.016712	28.10%	1,295	2003
	7.130233	4.903829	-31.22%	0	2002
	8.468570	7.124409	-15.87%	5	2001
	10.000000	8.468570	-15.31%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.603495	14.089162	3.57%	1,629	2005
	11.963641	13.603495	13.71%	1,629	2004
	8.413530	11.963641	42.20%	1,629	2003
	8.855198	8.413530	-4.99%	1,629	2002
	9.052229	8.855198	-2.18%	568	2001
	10.000000	9.052229	-9.48%	0	2000*

Fidelity Advisor Overseas Fund: Class A	9.171495	10.379684	13.17%	0	2005
	8.198219	9.171495	11.87%	0	2004
	5.738131	8.198219	42.87%	0	2003
	7.257230	5.738131	-20.93%	0	2002
	9.178695	7.257230	-20.93%	0	2001
	10.000000	9.178695	-8.21%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.058825	13.000485	17.56%	0	2005
	10.000000	11.058825	10.59%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.463743	20.272971	9.80%	3,112	2005
	14.883801	18.463743	24.05%	970	2004
	11.602290	14.883801	28.28%	808	2003
	12.462737	11.602290	-6.90%	388	2002
	10.695986	12.462737	16.52%	0	2001
	10.000000	10.695986	6.96%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.286215	15.555606	8.89%	4,099	2005
	12.714485	14.286215	12.36%	3,401	2004
	10.178078	12.714485	24.92%	3,532	2003
	11.577351	10.178078	-12.09%	3,568	2002
	11.039390	11.577351	4.87%	2,662	2001
	10.000000	11.039390	10.39%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.142949	7.817479	9.44%	5,720	2005
	6.382891	7.142949	11.91%	7,364	2004
	4.682902	6.382891	36.30%	7,063	2003
	6.717266	4.682902	-30.29%	5,416	2002
	8.538418	6.717266	-21.33%	1,818	2001
	10.000000	8.538418	-14.62%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.548018	12.591291	9.03%	331	2005
	10.000000	11.548018	15.48%	1,143	2004*

Gartmore Bond Fund: Class D	13.635947	13.921899	2.10%	486	2005
	13.139284	13.635947	3.78%	0	2004
	12.474999	13.139284	5.32%	0	2003
	11.532221	12.474999	8.18%	0	2002
	10.605290	11.532221	8.74%	3,754	2001
	10.000000	10.605290	6.05%	0	2000*

Gartmore Bond Index Fund: Class A	12.665915	12.773686	0.85%	0	2005
	12.333533	12.665915	2.69%	0	2004
	2.074649	12.333533	2.14%	0	2003
	11.143130	12.074649	8.36%	0	2002
	10.505027	11.143130	6.07%	0	2001
	10.000000	10.505027	5.05%	0	2000*

Gartmore Government Bond Fund: Class D	13.326859	13.560261	1.75%	13,540	2005
	13.015503	13.326859	2.39%	14,307	2004
	12.902158	13.015503	0.88%	16,541	2003
	11.743085	12.902158	9.87%	9,005	2002
	10.983384	11.743085	6.92%	106	2001
	10.000000	10.983384	9.83%	0	2000*

Gartmore Growth Fund: Class A	10.857260	11.405990	5.05%	0	2005
	10.173967	10.857260	6.72%	0	2004
	10.000000	10.173967	1.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.239452	5.527123	5.49%	0	2005
	4.895249	5.239452	7.03%	401	2004
	3.717106	4.895249	31.70%	402	2003
	5.266282	3.717106	-29.42%	420	2002
	7.366709	5.266282	-28.51%	385	2001
	10.000000	7.366709	-26.33%	376	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.164072	11.406128	2.17%	5,042	2005
	10.763379	11.164072	3.72%	2,886	2004
	10.099515	10.763379	6.57%	456	2003
	10.148817	10.099515	-0.49%	0	2002
	10.037865	10.148817	1.11%	0	2001
	10.000000	10.037865	0.38%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.958286	11.326799	3.36%	1,905	2005
	10.338882	10.958286	5.99%	3,089	2004
	9.198628	10.338882	12.40%	2,798	2003
	9.702895	9.198628	-5.20%	0	2002
	9.916791	9.702895	-2.16%	0	2001
	10.000000	9.916791	-0.83%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.555092	11.014371	4.35%	8,698	2005
	9.744118	10.555092	8.32%	1,915	2004
	8.222060	9.744118	18.51%	0	2003
	9.182258	8.222060	-10.46%	0	2002
	9.737921	9.182258	-5.71%	0	2001
	10.000000	9.737921	-2.62%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.192837	10.801263	5.97%	3,072	2005
	9.184757	10.192837	10.98%	0	2004
	7.344919	9.184757	25.05%	0	2003
	8.670785	7.344919	-15.29%	0	2002
	9.602333	8.670785	-9.70%	0	2001
	10.000000	9.602333	-3.98%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.862089	10.529793	6.77%	12,753	2005
	8.738009	9.862089	12.86%	593	2004
	6.702101	8.738009	30.38%	593	2003
	8.296414	6.702101	-19.22%	0	2002
	9.464066	8.296414	-12.34%	0	2001
	10.000000	9.464066	-5.36%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.640850	10.834729	12.38%	0	2005
	8.173976	9.640850	17.95%	0	2004
	6.025119	8.173976	35.66%	0	2003
	7.395028	6.025119	-18.52%	0	2002
	9.641238	7.395028	-23.30%	0	2001
	10.000000	9.641238	-3.59%	0	2000*

Gartmore Large Cap Value Fund: Class A	13.133268	13.948414	6.21%	0	2005
	11.447441	13.133268	14.73%	0	2004
	9.031472	11.447441	26.75%	0	2003
	10.581591	9.031472	-14.65%	0	2002
	11.225619	10.581591	-5.74%	0	2001
	10.000000	11.225619	12.26%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.147593	13.448373	10.71%	1,397	2005
	10.616164	12.147593	14.43%	0	2004
	7.979631	10.616164	33.04%	0	2003
	9.513411	7.979631	-16.12%	0	2002
	9.784268	9.513411	-2.77%	0	2001
	10.000000	9.784268	-2.16%	0	2000*

Gartmore Money Market Fund: Service Class	10.483515	10.645430	1.54%	2,556	2005
	10.518273	10.483515	-0.33%	5,063	2004
	10.571320	10.518273	-0.50%	3,157	2003
	10.571887	10.571320	-0.01%	3,157	2002
	10.329212	10.571887	2.35%	1,345	2001
	10.000000	10.329212	3.29%	0	2000*

Gartmore Nationwide® Fund: Class D	9.341200	9.928878	6.29%	337	2005
	8.595586	9.341200	8.67%	1,023	2004
	6.831141	8.595586	25.83%	1,024	2003
	8.326343	6.831141	-17.96%	1,028	2002
	9.551940	8.326343	-12.83%	1,022	2001
	10.000000	9.551940	-4.48%	907	2000*

Gartmore S&P 500® Index Fund: Service Class	8.230315	8.493984	3.20%	5,144	2005
	7.537457	8.230315	9.19%	7,873	2004
	5.957958	7.537457	26.51%	7,881	2003
	7.782744	5.957958	-23.45%	7,857	2002
	8.967537	7.782744	-13.21%	4,240	2001
	10.000000	8.967537	-10.32%	1,523	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.462787	17.541890	21.29%	1,103	2005
	11.615796	14.462787	24.51%	301	2004
	7.927100	11.615796	46.53%	301	2003
	9.830512	7.927100	-19.36%	301	2002
	10.121315	9.830512	-2.87%	0	2001
	10.000000	10.121315	1.21%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.528667	12.942145	3.30%	467	2005
	10.746657	12.528667	16.58%	0	2004
	7.463546	10.746657	43.99%	0	2003
	9.535642	7.463546	-21.73%	0	2002
	9.474067	9.535642	0.65%	0	2001
	10.000000	9.474067	-5.26%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.924079	14.873368	6.82%	613	2005
	12.402236	13.924079	12.27%	190	2004
	9.164530	12.402236	35.33%	0	2003
	10.809732	9.164530	-15.22%	0	2002
	10.721399	10.809732	0.82%	0	2001
	10.000000	10.721399	7.21%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.606307	10.767521	1.52%	0	2005
	9.874925	10.606307	7.41%	0	2004
	8.423495	9.874925	17.23%	0	2003
	9.703355	8.423495	-13.19%	0	2002
	10.000000	9.703355	-2.97%	0	2001*

Janus Adviser Balanced Fund: Class S	10.325288	11.005967	6.59%	816	2005
	9.619943	10.325288	7.33%	1,338	2004
	8.523335	9.619943	12.87%	1,082	2003
	9.214753	8.523335	-7.50%	3,069	2002
	9.781997	9.214753	-5.80%	853	2001
	10.000000	9.781997	-2.18%	0	2000*

Janus Adviser International Growth Fund: Class S	7.956293	10.376333	30.42%	0	2005
	6.705487	7.956293	18.65%	0	2004
	5.025452	6.705487	33.43%	0	2003
	6.824901	5.025452	-26.37%	0	2002
	8.928524	6.824901	-23.56%	0	2001
	10.000000	8.928524	-10.71%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.378083	6.697693	5.01%	724	2005
	6.151359	6.378083	3.69%	1,066	2004
	5.058464	6.151359	21.61%	3,342	2003
	6.905007	5.058464	-26.74%	3,632	2002
	8.837850	6.905007	-21.87%	6,817	2001
	10.000000	8.837850	-11.62%	0	2000*

Janus Fund	5.656853	5.823337	2.94%	1,559	2005
	5.458175	5.656853	3.64%	3,131	2004
	4.186010	5.458175	30.39%	3,124	2003
	5.837183	4.186010	-28.29%	3,587	2002
	7.979710	5.837183	-26.85%	9,497	2001
	10.000000	7.979710	-20.20%	350	2000*

Janus Twenty Fund	5.516124	5.975544	8.33%	430	2005
	4.497276	5.516124	22.65%	430	2004
	3.625210	4.497276	24.06%	430	2003
	4.819578	3.625210	-24.78%	1,407	2002
	6.876788	4.819578	-29.92%	1,332	2001
	10.000000	6.876788	-31.23%	0	2000*

Janus Worldwide Fund	5.655772	5.926457	4.79%	815	2005
	5.413215	5.655772	4.48%	1,196	2004
	4.401223	5.413215	22.99%	1,186	2003
	6.008929	4.401223	-26.76%	1,174	2002
	7.870581	6.008929	-23.65%	1,161	2001
	10.000000	7.870581	-21.29%	1,170	2000*

Lazard Small Cap Portfolio: Open Shares	15.922388	16.382654	2.89%	0	2005
	13.997828	15.922388	13.75%	0	2004
	10.204224	13.997828	37.18%	0	2003
	12.542996	10.204224	-18.65%	0	2002
	10.766174	12.542996	16.50%	0	2001
	10.000000	10.766174	7.66%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	19.343178	22.271964	15.14%	4,193	2005
	16.463490	19.343178	17.49%	3,319	2004
	12.631332	16.463490	30.34%	3,228	2003
	13.152730	12.631332	-3.96%	2,580	2002
	11.854217	13.152730	10.95%	2,923	2001
	10.000000	11.854217	18.54%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.247858	10.983491	7.18%	461	2005
	8.928568	10.247858	14.78%	461	2004
	6.680076	8.928568	33.66%	461	2003
	9.106881	6.680076	-26.65%	461	2002
	9.380155	9.106881	-2.91%	0	2001
	10.000000	9.380155	-6.20%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.445151	13.348855	16.63%	3,263	2005
	9.713140	11.445151	17.83%	0	2004
	7.232089	9.713140	34.31%	0	2003
	9.728247	7.232089	-25.66%	0	2002
	10.156786	9.728247	-4.22%	0	2001
	10.000000	10.156786	1.57%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.309172	12.030598	6.38%	0	2005
	10.000000	11.309172	13.09%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.757038	8.040300	3.65%	4,243	2005
	7.360153	7.757038	5.39%	5,188	2004
	5.742842	7.360153	28.16%	4,600	2003
	7.866515	5.742842	-27.00%	3,263	2002*

Oppenheimer Champion Income Fund: Class A	12.153275	12.351676	1.63%	0	2005
	11.240819	12.153275	8.12%	0	2004
	10.000000	11.240819	12.41%	0	2003*

Oppenheimer Global Fund: Class A	10.623258	11.972137	12.70%	4,534	2005
	9.042225	10.623258	17.48%	5,960	2004
	6.383684	9.042225	41.65%	5,908	2003
	8.314786	6.383684	-23.22%	4,982	2002
	9.522815	8.314786	-12.69%	2,520	2001
	10.000000	9.522815	-4.77%	0	2000*

Oppenheimer Strategic Income Fund: Class A	13.806630	14.236943	3.12%	0	2005
	12.722611	13.806630	8.52%	0	2004
	10.745693	12.722611	18.40%	0	2003
	10.158799	10.745693	5.78%	0	2002
	9.908466	10.158799	2.53%	0	2001
	10.000000	9.908466	-0.92%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.565122	13.058173	12.91%	3,699	2005
	10.000000	11.565122	15.65%	124	2004*

PIMCO Total Return Fund: Class A	13.164138	13.345162	1.38%	2,030	2005
	12.707311	13.164138	3.59%	0	2004
	12.217012	12.707311	4.01%	1,018	2003
	11.255131	12.217012	8.55%	1,054	2002
	10.433622	11.255131	7.87%	0	2001
	10.000000	10.433622	4.34%	0	2000*

Putnam International Equity Fund: Class A	14.593076	16.264395	11.45%	0	2005
	12.681679	14.593076	15.07%	0	2004
	10.000000	12.681679	26.82%	0	2003*

Putnam Voyager Fund: Class A	12.207776	12.750418	4.45%	0	2005
	11.766849	12.207776	3.75%	0	2004
	10.000000	11.766849	17.67%	0	2003*

Templeton Foreign Fund: Class A	13.050342	14.294043	9.53%	266	2005
	11.157961	13.050342	16.96%	266	2004
	8.635471	11.157961	29.21%	1,353	2003
	9.548082	8.635471	-9.56%	1,367	2002
	10.474943	9.548082	-8.85%	224	2001
	10.000000	10.474943	4.75%	0	2000*

Van Kampen Growth and Income Fund: Class A	14.009859	15.239740	8.78%	1,845	2005
	12.419966	14.009859	12.80%	422	2004
	10.000000	12.419966	24.20%	422	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.730678	17.151896	16.44%	0	2005
	12.294324	14.730678	19.82%	0	2004
	10.000000	12.294324	22.94%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.271608	19.937996	15.44%	4,270	2005
	12.764596	17.271608	35.31%	0	2004
	10.000000	12.764596	27.65%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.716373	15.259596	11.25%	0	2005
	12.232760	13.716373	12.13%	0	2004
	10.000000	12.232760	22.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.171109	12.387766	10.89%	4,569	2005
	10.261981	11.171109	8.86%	3,248	2004
	7.473439	10.261981	37.31%	3,112	2003
	9.350053	7.473439	-20.07%	1,995	2002
	9.608591	9.350053	-2.69%	1,460	2001
	10.000000	9.608591	-3.91%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.061877	11.936433	7.91%	0	2005
	9.926305	11.061877	11.44%	0	2004
	10.000000	9.926305	-0.74%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.094795	6.896683	-2.79%	0	2005
	6.582011	7.094795	7.79%	0	2004
	5.342558	6.582011	23.20%	0	2003
	6.903797	5.342558	-22.61%	0	2002
	8.724479	6.903797	-20.87%	0	2001
	10.000000	8.724479	-12.76%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.121052	11.21%	0	2005*

Additional Contract Options Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.277566	2.78%	143	2005*

AIM Dynamics Fund: Investor Class	5.739232	6.267736	9.21%	7,204	2005
	5.181446	5.739232	10.77%	8,169	2004
	3.786927	5.181446	36.82%	9,115	2003
	5.719278	3.786927	-33.79%	9,700	2002
	8.613210	5.719278	-33.60%	8,932	2001
	10.000000	8.613210	-13.87%	5,671	2000*

AIM Small Company Growth Fund: Investor Class	6.930406	7.234314	4.39%	2,044	2005
	6.196005	6.930406	11.85%	2,106	2004
	4.690611	6.196005	32.09%	3,437	2003
	6.908749	4.690611	-32.11%	3,471	2002
	8.829075	6.908749	-21.75%	3,338	2001
	10.000000	8.829075	-11.71%	1,239	2000*

American Century Growth: Investor Class	6.300949	6.536784	3.74%	6,038	2005
	5.793806	6.300949	8.75%	6,670	2004
	4.706361	5.793806	23.11%	7,227	2003
	6.438630	4.706361	-26.90%	7,314	2002
	8.001020	6.438630	-19.53%	7,363	2001
	10.000000	8.001020	-19.99%	5,065	2000*

American Century Income & Growth: Advisor Class	9.170471	9.485470	3.43%	8,694	2005
	8.222432	9.170471	11.53%	8,931	2004
	6.425106	8.222432	27.97%	9,344	2003
	8.076413	6.425106	-20.45%	9,618	2002
	8.933871	8.076413	-9.60%	9,832	2001
	10.000000	8.933871	-10.66%	5,861	2000*

American Century International Growth: Advisor Class	7.054430	7.892205	11.88%	0	2005
	6.197216	7.054430	13.83%	0	2004
	5.005932	6.197216	23.80%	488	2003
	6.282810	5.005932	-20.32%	267	2002
	8.698148	6.282810	-27.77%	308	2001
	10.000000	8.698148	-13.02%	286	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.624911	11.694564	0.60%	0	2005
	11.671338	11.624911	-0.40%	0	2004
	11.665108	11.671338	0.05%	0	2003
	11.202246	11.665108	4.13%	0	2002
	10.566125	11.202246	6.02%	0	2001
	10.000000	10.566125	5.66%	0	2000*

American Century Ultra: Investor Class	7.015895	7.089452	1.05%	3,112	2005
	6.405328	7.015895	9.53%	3,612	2004
	5.144560	6.405328	24.51%	4,069	2003
	6.765100	5.144560	-23.95%	4,637	2002
	8.007525	6.765100	-15.52%	4,697	2001
	10.000000	8.007525	-19.92%	8,672	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.281113	12.611213	11.79%	273	2005
	10.000000	11.281113	12.81%	284	2004*

Dreyfus Appreciation Fund, Inc.	8.995692	9.269991	3.05%	0	2005
	8.611446	8.995692	4.46%	0	2004
	7.228960	8.611446	19.12%	0	2003
	8.817390	7.228960	-18.01%	0	2002
	9.984808	8.817390	-11.69%	0	2001
	10.000000	9.984808	-0.15%	215	2000*

Dreyfus Emerging Leaders Fund	11.307341	12.215343	8.03%	0	2005
	10.003719	11.307341	13.03%	0	2004
	7.248067	10.003719	38.02%	0	2003
	9.174880	7.248067	-21.00%	0	2002
	10.292876	9.174880	-10.86%	0	2001
	10.000000	10.292876	2.93%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.129106	9.890654	-2.35%	4,798	2005
	10.000000	10.129106	1.29%	4,959	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.955767	6.097687	2.38%	0	2005
	5.682176	5.955767	4.81%	0	2004
	4.562056	5.682176	24.55%	0	2003
	6.528011	4.562056	-30.12%	0	2002
	8.649094	6.528011	-24.52%	0	2001
	10.000000	8.649094	-13.51%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.841531	13.954491	0.82%	1,542	2005
	13.100051	13.841531	5.66%	1,699	2004
	11.729359	13.100051	11.69%	2,105	2003
	11.085747	11.729359	5.81%	2,386	2002
	10.439527	11.085747	6.19%	2,581	2001
	10.000000	10.439527	4.40%	6,517	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.332868	8.494193	1.94%	0	2005
	7.454257	8.332868	11.79%	0	2004
	6.078207	7.454257	22.64%	0	2003
	7.623520	6.078207	-20.27%	0	2002
	8.686789	7.623520	-12.24%	0	2001
	10.000000	8.686789	-13.13%	0	2000*

Federated High Yield Trust	11.935085	12.096979	1.36%	69	2005
	10.805062	11.935085	10.46%	69	2004
	8.891010	10.805062	21.53%	69	2003
	8.979897	8.891010	-0.99%	0	2002
	9.250103	8.979897	-2.92%	0	2001
	10.000000	9.250103	-7.50%	3,659	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.718528	12.844083	0.99%	0	2005
	12.452370	12.718528	2.14%	0	2004
	11.867790	12.452370	4.93%	0	2003
	11.012464	11.867790	7.77%	0	2002
	10.364717	11.012464	6.25%	0	2001
	10.000000	10.364717	3.65%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.151504	10.575865	4.18%	717	2005
	9.753008	10.151504	4.09%	717	2004
	8.361967	9.753008	16.64%	717	2003
	9.265944	8.361967	-9.76%	717	2002
	9.529012	9.265944	-2.76%	717	2001
	10.000000	9.529012	-4.71%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.514398	6.793091	4.28%	0	2005
	6.401327	6.514398	1.77%	0	2004
	4.898263	6.401327	30.69%	0	2003
	7.125734	4.898263	-31.26%	0	2002
	8.776389	7.125734	-18.81%	0	2001
	10.000000	8.776389	-12.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.744652	13.421515	5.31%	2,572	2005
	11.487512	12.744652	10.94%	2,572	2004
	9.016823	11.487512	27.40%	2,572	2003
	10.784613	9.016823	-16.39%	2,572	2002
	11.145903	10.784613	-3.24%	2,572	2001
	10.000000	11.145903	11.46%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.421095	7.955790	7.21%	0	2005
	7.003720	7.421095	5.96%	0	2004
	5.470171	7.003720	28.03%	0	2003
	7.118405	5.470171	-23.15%	0	2002
	8.465746	7.118405	-15.92%	0	2001
	10.000000	8.465746	-15.34%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.571457	14.048910	3.52%	0	2005
	11.941487	13.571457	13.65%	0	2004
	8.402185	11.941487	42.12%	0	2003
	8.847725	8.402185	-5.04%	0	2002
	9.049202	8.847725	-2.23%	0	2001
	10.000000	9.049202	-9.51%	0	2000*

Fidelity Advisor Overseas Fund: Class A	9.151809	10.352190	13.12%	0	2005
	8.184759	9.151809	11.82%	0	2004
	5.731605	8.184759	42.80%	0	2003
	7.252663	5.731605	-20.97%	0	2002
	9.177583	7.252663	-20.97%	0	2001
	10.000000	9.177583	-8.22%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.055128	12.989613	17.50%	0	2005
	10.000000	11.055128	10.55%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.424223	20.219417	9.74%	81	2005
	14.859440	18.424223	23.99%	0	2004
	11.589150	14.859440	28.22%	0	2003
	12.454898	11.589150	-6.95%	0	2002
	10.694690	12.454898	16.46%	0	2001
	10.000000	10.694690	6.95%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.252577	15.511173	8.83%	669	2005
	12.690948	14.252577	12.31%	567	2004
	10.164357	12.690948	24.86%	567	2003
	11.567591	10.164357	-12.13%	567	2002
	11.035704	11.567591	4.82%	567	2001
	10.000000	11.035704	10.36%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.126129	7.795148	9.39%	7,585	2005
	6.371079	7.126129	11.85%	7,910	2004
	4.676591	6.371079	36.23%	8,195	2003
	6.711607	4.676591	-30.32%	8,492	2002
	8.535571	6.711607	-21.37%	8,446	2001
	10.000000	8.535571	-14.64%	3,575	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.544159	12.580758	8.98%	127	2005
	10.000000	11.544159	15.44%	0	2004*

Gartmore Bond Fund: Class D	13.603781	13.882062	2.05%	4,002	2005
	13.114913	13.603781	3.73%	4,487	2004
	12.458153	13.114913	5.27%	4,977	2003
	11.522467	12.458153	8.12%	4,977	2002
	10.601704	11.522467	8.69%	5,187	2001
	10.000000	10.601704	6.02%	0	2000*

Gartmore Bond Index Fund: Class A	12.638729	12.739849	0.80%	0	2005
	12.313280	12.638729	2.64%	0	2004
	12.060911	12.313280	2.09%	0	2003
	11.136073	12.060911	8.30%	0	2002
	10.503710	11.136073	6.02%	0	2001
	10.000000	10.503710	5.04%	0	2000*

Gartmore Government Bond Fund: Class D	13.295487	13.521513	1.70%	306	2005
	12.991429	13.295487	2.34%	306	2004
	12.884801	12.991429	0.83%	306	2003
	11.733209	12.884801	9.81%	306	2002
	10.979716	11.733209	6.86%	306	2001
	10.000000	10.979716	9.80%	0	2000*

Gartmore Growth Fund: Class A	10.851597	11.394307	5.00%	0	2005
	10.173797	10.851597	6.66%	0	2004
	10.000000	10.173797	1.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.227100	5.511317	5.44%	0	2005
	4.886171	5.227100	6.98%	0	2004
	3.712085	4.886171	31.63%	0	2003
	5.261839	3.712085	-29.45%	0	2002
	7.364239	5.261839	-28.55%	0	2001
	10.000000	7.364239	-26.36%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.140150	11.375969	2.12%	0	2005
	10.745737	11.140150	3.67%	0	2004
	10.088065	10.745737	6.52%	0	2003
	10.142431	10.088065	-0.54%	0	2002
	10.036643	10.142431	1.05%	0	2001
	10.000000	10.036643	0.37%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.934793	11.296827	3.31%	0	2005
	10.321941	10.934793	5.94%	0	2004
	9.188191	10.321941	12.34%	0	2003
	9.696789	9.188191	-5.25%	0	2002
	9.915587	9.696789	-2.21%	0	2001
	10.000000	9.915587	-0.84%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.532464	10.985223	4.30%	0	2005
	9.728134	10.532464	8.27%	0	2004
	8.212724	9.728134	18.45%	0	2003
	9.176479	8.212724	-10.50%	0	2002
	9.736741	9.176479	-5.75%	0	2001
	10.000000	9.736741	-2.63%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.171004	10.772708	5.92%	0	2005
	9.169717	10.171004	10.92%	0	2004
	7.336583	9.169717	24.99%	0	2003
	8.665321	7.336583	-15.33%	0	2002
	9.601166	8.665321	-9.75%	0	2001
	10.000000	9.601166	-3.99%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.840974	10.501959	6.72%	0	2005
	8.723704	9.840974	12.81%	0	2004
	6.694499	8.723704	30.31%	0	2003
	8.291195	6.694499	-19.26%	0	2002
	9.462918	8.291195	-12.38%	0	2001
	10.000000	9.462918	-5.37%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.620168	10.806039	12.33%	0	2005
	8.160556	9.620168	17.89%	0	2004
	6.018267	8.160556	35.60%	0	2003
	7.390362	6.018267	-18.57%	0	2002
	9.640060	7.390362	-23.34%	0	2001
	10.000000	9.640060	-3.60%	0	2000*

Gartmore Large Cap Value Fund: Class A	13.102359	13.908584	6.15%	135	2005
	11.426267	13.102359	14.67%	0	2004
	9.019317	11.426267	26.69%	0	2003
	10.572690	9.019317	-14.69%	0	2002
	11.221879	10.572690	-5.79%	0	2001
	10.000000	11.221879	12.22%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.121517	13.412754	10.65%	0	2005
	10.598728	12.121517	14.37%	0	2004
	7.970556	10.598728	32.97%	0	2003
	9.507409	7.970556	-16.16%	0	2002
	9.783074	9.507409	-2.82%	0	2001
	10.000000	7.487409	-25.13%	0	2000*

Gartmore Money Market Fund: Service Class	10.458785	10.614965	1.49%	7,143	2005
	10.498762	10.458785	-0.38%	6,966	2004
	10.557043	10.498762	-0.55%	7,049	2003
	10.562945	10.557043	-0.06%	7,677	2002
	10.325720	10.562945	2.30%	8,045	2001
	10.000000	10.325720	3.26%	1,022	2000*

Gartmore Nationwide® Fund: Class D	9.319203	9.900519	6.24%	0	2005
	8.579682	9.319203	8.62%	0	2004
	6.821925	8.579682	25.77%	0	2003
	8.319321	6.821925	-18.00%	0	2002
	9.548753	8.319321	-12.88%	0	2001
	10.000000	9.548753	-4.51%	0	2000*

Gartmore S&P 500® Index Fund: Service Class	8.210927	8.469716	3.15%	2,994	2005
	7.523503	8.210927	9.14%	3,163	2004
	5.949936	7.523503	26.45%	3,345	2003
	7.776194	5.949936	-23.49%	3,458	2002
	8.964557	7.776194	-13.26%	3,721	2001
	10.000000	8.964557	-10.35%	5,661	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.428715	17.491759	21.23%	0	2005
	11.594283	14.428715	24.45%	0	2004
	7.916414	11.594283	46.46%	0	2003
	9.822230	7.916414	-19.40%	0	2002
	10.117935	9.822230	-2.92%	0	2001
	10.000000	10.117935	1.18%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.501831	12.907917	3.25%	0	2005
	10.729049	12.501831	16.52%	0	2004
	7.455079	10.729049	43.92%	0	2003
	9.529634	7.455079	-21.77%	0	2002
	9.472916	9.529634	0.60%	0	2001
	10.000000	9.472916	-5.27%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.894240	14.834022	6.76%	0	2005
	12.381902	13.894240	12.21%	0	2004
	9.154128	12.381902	35.26%	0	2003
	10.802937	9.154128	-15.26%	0	2002
	10.720097	10.802937	0.77%	0	2001
	10.000000	10.720097	7.20%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.588024	10.743548	1.47%	0	2005
	9.862880	10.588024	7.35%	0	2004
	8.417472	9.862880	17.17%	0	2003
	9.701309	8.417472	-13.23%	0	2002
	10.000000	9.701309	-2.99%	0	2001*

Janus Adviser Balanced Fund: Class S	10.303143	10.976832	6.54%	285	2005
	9.604169	10.303143	7.28%	0	2004
	8.513662	9.604169	12.81%	0	2003
	9.208959	8.513662	-7.55%	0	2002
	9.780807	9.208959	-5.85%	0	2001
	10.000000	9.780807	-2.19%	0	2000*

Janus Adviser International Growth Fund: Class S	7.939229	10.348880	30.35%	0	2005
	6.694476	7.939229	18.59%	0	2004
	5.019740	6.694476	33.36%	0	2003
	6.820590	5.019740	-26.40%	991	2002
	8.927438	6.820590	-23.60%	991	2001
	10.000000	8.927438	-10.73%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.364430	6.679989	4.96%	0	2005
	6.141286	6.364430	3.63%	1,935	2004
	5.052724	6.141286	21.54%	8,824	2003
	6.900653	5.052724	-26.78%	9,263	2002
	8.836769	6.900653	-21.91%	9,002	2001
	10.000000	8.836769	-11.63%	6,705	2000*

Janus Fund	5.643519	5.806679	2.89%	5,506	2005
	5.448056	5.643519	3.59%	5,597	2004
	4.180365	5.448056	30.32%	5,518	2003
	5.832264	4.180365	-28.32%	5,469	2002
	7.977044	5.832264	-26.89%	5,440	2001
	10.000000	7.977044	-20.23%	5,132	2000*

Janus Twenty Fund	5.503125	5.958447	8.27%	6,723	2005
	4.488946	5.503125	22.59%	17,268	2004
	3.620325	4.488946	23.99%	18,375	2003
	4.815508	3.620325	-24.82%	18,424	2002
	6.874485	4.815508	-29.95%	19,971	2001
	10.000000	6.874485	-31.26%	22,701	2000*

Janus Worldwide Fund	5.642456	5.909526	4.73%	1,229	2005
	5.403198	5.642456	4.43%	1,229	2004
	4.395283	5.403198	22.93%	1,229	2003
	6.003866	4.395283	-26.79%	1,229	2002
	7.867957	6.003866	-23.69%	1,229	2001
	10.000000	7.867957	-21.32%	3,278	2000*

Lazard Small Cap Portfolio: Open Shares	15.884866	16.335819	2.84%	0	2005
	13.971904	15.884866	13.69%	0	2004
	10.190458	13.971904	37.11%	0	2003
	12.532425	10.190458	-18.69%	0	2002
	10.762567	12.532425	16.44%	0	2001
	10.000000	10.762567	7.63%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	19.297635	22.208356	15.08%	577	2005
	16.433031	19.297635	17.43%	565	2004
	12.614331	16.433031	30.27%	89	2003
	13.141668	12.614331	-4.01%	89	2002
	11.850261	13.141668	10.90%	0	2001
	10.000000	11.850261	18.50%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.223744	10.952133	7.12%	0	2005
	8.912052	10.223744	14.72%	0	2004
	6.671082	8.912052	33.59%	0	2003
	9.099219	6.671082	-26.69%	0	2002
	9.377026	9.099219	-2.96%	0	2001
	10.000000	9.377026	-6.23%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.418167	13.310683	16.57%	153	2005
	9.695138	11.418167	17.77%	0	2004
	7.222334	9.695138	34.24%	0	2003
	9.720047	7.222334	-25.70%	0	2002
	10.153405	9.720047	-4.27%	0	2001
	10.000000	10.153405	1.53%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.305388	12.020528	6.33%	0	2005
	10.000000	11.305388	13.05%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.740393	8.019013	3.60%	762	2005
	7.348074	7.740393	5.34%	762	2004
	5.736313	7.348074	28.10%	762	2003
	7.861558	5.736313	-27.03%	762	2002
	9.100849	7.861558	-13.62%	762	2001
	10.000000	9.100849	-8.99%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.143017	12.335036	1.58%	0	2005
	11.237006	12.143017	8.06%	0	2004
	10.000000	11.237006	12.37%	0	2003*

Oppenheimer Global Fund: Class A	10.598230	11.937928	12.64%	5,315	2005
	9.025481	10.598230	17.43%	5,481	2004
	6.375066	9.025481	41.57%	8,539	2003
	8.307775	6.375066	-23.26%	9,256	2002
	9.519639	8.307775	-12.73%	9,342	2001
	10.000000	9.519639	-4.80%	10,228	2000*

Oppenheimer Strategic Income Fund: Class A	13.777043	14.199278	3.06%	170	2005
	12.701763	13.777043	8.47%	170	2004
	10.733506	12.701763	18.34%	170	2003
	10.152406	10.733506	5.72%	0	2002
	9.907262	10.152406	2.47%	0	2001
	10.000000	9.907262	-0.93%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.561258	13.047244	12.85%	4,375	2005
	10.000000	11.561258	15.61%	5,181	2004*

PIMCO Total Return Fund: Class A	13.135879	13.309808	1.32%	0	2005
	12.686438	13.135879	3.54%	0	2004
	12.203108	12.686438	3.96%	0	2003
	11.248004	12.203108	8.49%	0	2002
	10.432313	11.248004	7.82%	0	2001
	10.000000	10.432313	4.32%	0	2000*

Putnam International Equity Fund: Class A	14.580799	16.242533	11.40%	0	2005
	12.677404	14.580799	15.01%	0	2004
	10.000000	12.677404	26.77%	0	2003*

Putnam Voyager Fund: Class A	12.197503	12.733278	4.39%	0	2005
	11.762886	12.197503	3.69%	0	2004
	10.000000	11.762886	17.63%	0	2003*

Templeton Foreign Fund: Class A	13.019599	14.253187	9.47%	333	2005
	11.137299	13.019599	16.90%	333	2004
	8.623830	11.137299	29.15%	333	2003
	9.540038	8.623830	-9.60%	333	2002
	10.471444	9.540038	-8.89%	333	2001
	10.000000	10.471444	4.71%	3,509	2000*

Van Kampen Growth and Income Fund: Class A	13.998056	15.219234	8.72%	0	2005
	12.415777	13.998056	12.74%	0	2004
	10.000000	12.415777	24.16%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.718282	17.128830	16.38%	102	2005
	12.290179	14.718282	19.76%	0	2004
	10.000000	12.290179	22.90%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.257076	19.911195	15.38%	0	2005
	12.760283	17.257076	35.24%	0	2004
	10.000000	12.760283	27.60%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.704810	15.239054	11.19%	0	2005
	12.228632	13.704810	12.07%	0	2004
	10.000000	12.228632	22.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.144797	12.352368	10.84%	1,098	2005
	10.242992	11.144797	8.80%	1,290	2004
	7.463365	10.242992	37.24%	1,468	2003
	9.342168	7.463365	-20.11%	1,661	2002
	9.605376	9.342168	-2.74%	1,017	2001
	10.000000	9.605376	-3.95%	1,260	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.055401	11.923438	7.85%	0	2005
	9.925506	11.055401	11.38%	0	2004
	10.000000	9.925506	-0.74%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.079584	6.878431	-2.84%	0	2005
	6.571219	7.079584	7.74%	0	2004
	5.336495	6.571219	23.14%	0	2003
	6.899448	5.336495	-22.65%	0	2002
	8.723419	6.899448	-20.91%	0	2001
	10.000000	8.723419	-12.77%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.116963	11.17%	0	2005*

Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.275174	2.75%	758	2005*

AIM Dynamics Fund: Investor Class	5.725682	6.249784	9.15%	83,742	2005
	5.171820	5.725682	10.71%	32,907	2004
	3.781806	5.171820	36.76%	27,610	2003
	5.714443	3.781806	-33.82%	26,430	2002
	8.610328	5.714443	-33.63%	23,425	2001
	10.000000	8.610328	-13.90%	4,262	2000*

AIM Small Company Growth Fund: Investor Class	6.914089	7.213646	4.33%	3,250	2005
	6.184526	6.914089	11.80%	6,812	2004
	4.684280	6.184526	32.03%	7,071	2003
	6.902922	4.684280	-32.14%	4,402	2002
	8.826119	6.902922	-21.79%	1,072	2001
	10.000000	8.826119	-11.74%	0	2000*

American Century Growth: Investor Class	6.286107	6.518099	3.69%	9,574	2005
	5.783077	6.286107	8.70%	239	2004
	4.700012	5.783077	23.04%	1,709	2003
	6.433204	4.700012	-26.94%	2,909	2002
	7.998345	6.433204	-19.57%	1,333	2001
	10.000000	7.998345	-20.02%	0	2000*

American Century Income & Growth: Advisor Class	9.148855	9.458351	3.38%	23,397	2005
	8.207203	9.148855	11.47%	17,519	2004
	6.416443	8.207203	27.91%	8,002	2003
	8.069609	6.416443	-20.49%	7,670	2002
	8.930891	8.069609	-9.64%	7,789	2001
	10.000000	8.930891	-10.69%	2,181	2000*

American Century International Growth: Advisor Class	7.037788	7.869609	11.82%	3,746	2005
	6.185724	7.037788	13.77%	4,035	2004
	4.999175	6.185724	23.73%	3,992	2003
	6.277510	4.999175	-20.36%	3,594	2002
	8.695243	6.277510	-27.81%	2,708	2001
	10.000000	8.695243	-13.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.597523	11.661137	0.55%	1,525	2005
	11.649721	11.597523	-0.45%	1,929	2004
	11.649401	11.649721	0.00%	1,737	2003
	11.192809	11.649401	4.08%	834	2002
	10.562593	11.192809	5.97%	221	2001
	10.000000	10.562593	5.63%	0	2000*

American Century Ultra: Investor Class	6.999332	7.069161	1.00%	42,769	2005
	6.393434	6.999332	9.48%	46,082	2004
	5.137604	6.393434	24.44%	35,396	2003
	6.759388	5.137604	-23.99%	17,766	2002
	8.004847	6.759388	-15.56%	16,158	2001
	10.000000	8.004847	-19.95%	5,084	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.277333	12.600633	11.73%	802	2005
	10.000000	11.277333	12.77%	169	2004*

Dreyfus Appreciation Fund, Inc.	8.974482	9.243482	3.00%	33,648	2005
	8.595481	8.974482	4.41%	16,127	2004
	7.219199	8.595481	19.06%	11,344	2003
	8.809960	7.219199	-18.06%	2,334	2002
	9.981474	8.809960	-11.74%	4,619	2001
	10.000000	9.981474	-0.19%	1,486	2000*

Dreyfus Emerging Leaders Fund	11.280690	12.180408	7.98%	0	2005
	9.985183	11.280690	12.97%	0	2004
	7.238285	9.985183	37.95%	0	2003
	9.167143	7.238285	-21.04%	0	2002
	10.289434	9.167143	-10.91%	0	2001
	10.000000	10.289434	2.89%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.128911	9.885470	-2.40%	8,376	2005
	10.000000	10.128911	1.29%	14,979	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.941732	6.080264	2.33%	130	2005
	5.671645	5.941732	4.76%	151	2004
	4.555901	5.671645	24.49%	413	2003
	6.522504	4.555901	-30.15%	407	2002
	8.646201	6.522504	-24.56%	267	2001
	10.000000	8.646201	-13.54%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.808912	13.914599	0.77%	4,698	2005
	13.075801	13.808912	5.61%	5,091	2004
	11.713558	13.075801	11.63%	5,865	2003
	11.076406	11.713558	5.75%	7,552	2002
	10.436024	11.076406	6.14%	5,855	2001
	10.000000	10.436024	4.36%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.315005	8.471720	1.88%	0	2005
	7.442039	8.315005	11.73%	0	2004
	6.071310	7.442039	22.58%	0	2003
	7.618723	6.071310	-20.31%	0	2002
	8.685731	7.618723	-12.28%	0	2001
	10.000000	8.685731	-13.14%	0	2000*

Federated High Yield Trust	11.906915	12.062345	1.31%	2,042	2005
	10.785009	11.906915	10.40%	2,076	2004
	8.878995	10.785009	21.47%	1,709	2003
	8.972297	8.878995	-1.04%	1,900	2002
	9.246973	8.972297	-2.97%	1,810	2001
	10.000000	9.246973	-7.53%	1,964	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.691217	12.810046	0.94%	13,274	2005
	12.431910	12.691217	2.09%	13,599	2004
	11.854280	12.431910	4.87%	782	2003
	11.005490	11.854280	7.71%	0	2002
	10.363417	11.005490	6.20%	0	2001
	10.000000	10.363417	3.63%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.127590	10.545623	4.13%	15,858	2005
	9.734961	10.127590	4.03%	16,832	2004
	8.350706	9.734961	16.58%	18,731	2003
	9.258143	8.350706	-9.80%	20,365	2002
	9.525831	9.258143	-2.81%	24,354	2001
	10.000000	9.525831	-4.74%	17,169	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.500399	6.775073	4.23%	832	2005
	6.390817	6.500399	1.71%	5,656	2004
	4.892688	6.390817	30.62%	4,979	2003
	7.121235	4.892688	-31.29%	2,605	2002
	8.775315	7.121235	-18.85%	674	2001
	10.000000	8.775315	-12.25%	1,563	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.714640	13.383173	5.26%	27,399	2005
	11.466246	12.714640	10.89%	23,033	2004
	9.004669	11.466246	27.34%	18,018	2003
	10.775523	9.004669	-16.43%	16,425	2002
	11.142187	10.775523	-3.29%	7,865	2001
	10.000000	11.142187	11.42%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.403590	7.933030	7.15%	10,592	2005
	6.990730	7.403590	5.91%	7,681	2004
	5.462791	6.990730	27.97%	2,061	2003
	7.112419	5.462791	-23.19%	2,755	2002
	8.462922	7.112419	-15.96%	3,818	2001
	10.000000	8.462922	-15.37%	2,847	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.539484	14.008757	3.47%	432	2005
	11.919380	13.539484	13.59%	461	2004
	8.390860	11.919380	42.05%	1,534	2003
	8.840276	8.390860	-5.08%	639	2002
	9.046176	8.840276	-2.28%	1,016	2001
	10.000000	9.046176	-9.54%	488	2000*

Fidelity Advisor Overseas Fund: Class A	9.132210	10.324813	13.06%	630	2005
	8.171351	9.132210	11.76%	717	2004
	5.725093	8.171351	42.73%	0	2003
	7.248088	5.725093	-21.01%	0	2002
	9.176473	7.248088	-21.01%	0	2001
	10.000000	9.176473	-8.24%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.051431	12.978724	17.44%	10,543	2005
	10.000000	11.051431	10.51%	1,129	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.384738	20.165919	9.69%	13,805	2005
	14.835092	18.384738	23.93%	9,599	2004
	11.575999	14.835092	28.15%	4,697	2003
	12.447055	11.575999	-7.00%	2,010	2002
	10.693394	12.447055	16.40%	1,081	2001
	10.000000	10.693394	6.93%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.219003	15.466841	8.78%	16,186	2005
	12.667460	14.219003	12.25%	14,796	2004
	10.150678	12.677460	24.79%	12,698	2003
	11.557852	10.150678	-12.18%	12,391	2002
	11.032014	11.557852	4.77%	9,220	2001
	10.000000	11.032014	10.32%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.109309	7.772834	9.33%	9,917	2005
	6.359250	7.109309	11.79%	18,475	2004
	4.670272	6.359250	36.16%	15,385	2003
	6.705929	4.670272	-30.36%	4,064	2002
	8.532712	6.705929	-21.41%	2,979	2001
	10.000000	8.532712	-14.67%	1,761	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.540306	12.570228	8.92%	2,709	2005
	10.000000	11.540306	15.40%	2,321	2004*

Gartmore Bond Fund: Class D	13.571682	13.842327	1.99%	134	2005
	13.090582	13.571682	3.68%	134	2004
	12.441326	13.090582	5.22%	134	2003
	11.723339	12.867461	9.76%	18106	2002
	10.598118	11.512719	8.63%	2,639	2001
	10.000000	10.598118	5.98%	0	2000*

Gartmore Bond Index Fund: Class A	12.611579	12.706077	0.75%	1,361	2005
	12.293041	12.611579	2.59%	1,502	2004
	12.047175	12.293041	2.04%	547	2003
	11.129015	12.047175	8.25%	559	2002
	10.502389	11.129015	5.97%	501	2001
	10.000000	10.502389	5.02%	0	2000*

Gartmore Government Bond Fund: Class D	13.264175	13.482877	1.65%	22,245	2005
	12.967387	13.264175	2.29%	23,277	2004
	12.867461	12.967387	0.78%	16,016	2003
	11.723339	12.867461	9.76%	18,106	2002
	10.976054	11.723339	6.81%	13,676	2001
	10.000000	10.976054	9.76%	0	2000*

Gartmore Growth Fund: Class A	10.845946	11.382637	4.95%	904	2005
	10.173629	10.845946	6.61%	904	2004
	10.000000	10.173629	1.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.214754	5.495527	5.38%	658	2005
	4.877102	5.214754	6.92%	749	2004
	3.707071	4.877102	31.56%	920	2003
	5.257404	3.707071	-29.49%	0	2002
	7.361782	5.257404	-28.59%	0	2001
	10.000000	7.361782	-26.38%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.116277	11.345855	2.07%	0	2005
	10.728135	11.116277	3.62%	0	2004
	10.076619	10.728135	6.47%	0	2003
	10.136040	10.076619	-0.59%	0	2002
	10.035422	10.136040	1.00%	0	2001
	10.000000	10.035422	0.35%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.911369	11.266956	3.26%	25,859	2005
	10.305026	10.911369	5.88%	0	2004
	9.177774	10.305026	12.28%	0	2003
	9.690685	9.177774	-5.29%	0	2002
	9.914385	9.690685	-2.26%	0	2001
	10.000000	9.914385	-0.86%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.509886	10.956145	4.25%	75,396	2005
	9.712199	10.509886	8.21%	46,404	2004
	8.203405	9.712199	18.39%	0	2003
	9.170694	8.203405	-10.55%	0	2002
	9.735557	9.170694	-5.80%	0	2001
	10.000000	9.735557	-2.64%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.149181	10.744167	5.86%	45,807	2005
	9.154663	10.149181	10.86%	10,055	2004
	7.328242	9.154663	24.92%	4,007	2003
	8.659856	7.328242	-15.38%	0	2002
	9.599996	8.659856	-9.79%	0	2001
	10.000000	9.599996	-4.00%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.819851	10.474136	6.66%	22,616	2005
	8.709380	9.819851	12.75%	22,616	2004
	6.686881	8.709380	30.25%	18,770	2003
	8.285961	6.686881	-19.30%	0	2002
	9.461766	8.285961	-12.43%	0	2001
	10.000000	9.461766	-5.38%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.599538	10.777437	12.27%	218	2005
	8.147171	9.599538	17.83%	218	2004
	6.011435	8.147171	35.53%	218	2003
	7.385704	6.011435	-18.61%	218	2002
	9.638894	7.385704	-23.38%	0	2001
	10.000000	9.638894	-3.61%	0	2000*

Gartmore Large Cap Value Fund: Class A	13.071481	13.868809	6.10%	9,421	2005
	11.405103	13.071481	14.61%	3,200	2004
	9.007162	11.405103	26.62%	0	2003
	10.563789	9.007162	-14.74%	0	2002
	11.218135	10.563789	-5.83%	0	2001
	10.000000	11.218135	12.18%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.095555	13.377284	10.60%	8,470	2005
	10.581371	12.095555	14.31%	8,329	2004
	7.961508	10.581371	32.91%	7,430	2003
	9.501415	7.961508	-16.21%	10,456	2002
	9.781881	9.501415	-2.87%	0	2001
	10.000000	9.781881	-2.18%	0	2000*

Gartmore Money Market Fund: Service Class	10.434100	10.584576	1.44%	128,823	2005
	10.479279	10.434100	-0.43%	35.819	2004
	10.542778	10.479279	-0.60%	27,330	2003
	10.554003	10.542778	-0.11%	44,330	2002
	10.322224	10.554003	2.25%	16,714	2001
	10.000000	10.322224	3.22%	3,743	2000*

Gartmore Nationwide® Fund: Class D	9.297251	9.872221	6.18%	6,711	2005
	8.563792	9.297251	8.56%	4,347	2004
	6.812739	8.563792	25.70%	4,264	2003
	8.312313	6.812739	-18.04%	1,194	2002
	9.545563	8.312313	-12.92%	1,194	2001
	10.000000	9.545563	-4.54%	1,194	2000*

Gartmore S&P 500® Index Fund: Service Class	8.191564	8.445482	3.10%	46,374	2005
	7.509554	8.191564	9.08%	39,352	2004
	5.941904	7.509554	26.38%	24,859	2003
	7.769635	5.941904	-23.52%	20,354	2002
	8.961551	7.769635	-13.30%	11,315	2001
	10.000000	8.961551	-10.38%	3,871	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.394720	17.441766	21.17%	1,426	2005
	11.572817	14.394720	24.38%	1,236	2004
	7.905738	11.572817	46.39%	1,024	2003
	9.813954	7.905738	-19.44%	1,024	2002
	10.114557	9.813954	-2.97%	406	2001
	10.000000	10.114557	1.15%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.475022	12.873761	3.20%	5,382	2005
	10.711441	12.475022	16.46%	5,401	2004
	7.446591	10.711441	43.84%	658	2003
	9.523620	7.446591	-21.81%	658	2002
	9.471766	9.523620	0.55%	0	2001
	10.000000	9.471766	-5.28%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.864452	14.794766	6.71%	821	2005
	12.361600	13.864452	12.16%	821	2004
	9.143732	12.361600	35.19%	0	2003
	10.796129	9.143732	-15.31%	0	2002
	10.718800	10.796129	0.72%	0	2001
	10.000000	10.718800	7.19%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.569751	10.719607	1.42%	0	2005
	9.850837	10.569751	7.30%	0	2004
	8.411441	9.850837	17.11%	0	2003
	9.699274	8.411441	-13.28%	0	2002
	10.000000	9.669274	-3.01%	0	2001*

Janus Adviser Balanced Fund: Class S	10.281041	10.947759	6.48%	20,243	2005
	9.588406	10.281041	7.22%	13,377	2004
	8.503980	9.588406	12.75%	5,910	2003
	9.203139	8.503980	-7.60%	5,021	2002
	9.779617	9.203139	-5.89%	5,347	2001
	10.000000	9.779617	-2.20%	0	2000*

Janus Adviser International Growth Fund: Class S	7.922181	10.321443	30.29%	0	2005
	6.683486	7.922181	18.53%	0	2004
	5.014024	6.683486	33.30%	0	2003
	6.816279	5.014024	-26.44%	0	2002
	8.926347	6.816279	-23.64%	0	2001
	10.000000	8.926347	-10.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.350764	6.662283	4.91%	6,762	2005
	6.131199	6.350764	3.58%	18.706	2004
	5.046978	6.131199	21.48%	22,009	2003
	6.896306	5.046978	-26.82%	11,837	2002
	8.835700	6.896306	-21.95%	7,850	2001
	10.000000	8.835700	-11.64%	3,358	2000*

Janus Fund	5.630199	5.790041	2.84%	23,035	2005
	5.437950	5.630199	3.54%	31,324	2004
	4.174718	5.437950	30.26%	33,640	2003
	5.827339	4.174718	-28.36%	36,473	2002
	7.974378	5.827339	-26.92%	29,267	2001
	10.000000	7.974378	-20.26%	6,090	2000*

Janus Twenty Fund	5.490136	5.941386	8.22%	38,163	2005
	4.480611	5.490136	22.53%	33,303	2004
	3.615432	4.480611	23.93%	33,079	2003
	4.811444	3.615432	-24.86%	30,261	2002
	6.872183	4.811444	-29.99%	34,213	2001
	10.000000	6.872183	-31.28%	5,525	2000*

Janus Worldwide Fund	5.629141	5.892613	4.68%	569	2005
	5.393177	5.629141	4.38%	569	2004
	4.389340	5.393177	22.87%	569	2003
	5.998784	4.389340	-26.83%	569	2002
	7.865317	5.998784	-23.73%	569	2001
	10.000000	7.865317	-21.35%	569	2000*

Lazard Small Cap Portfolio: Open Shares	15.847458	16.289145	2.79%	130	2005
	13.946051	15.847458	13.63%	6,478	2004
	10.176738	13.946051	37.04%	6,479	2003
	12.521882	10.176738	-18.73%	2,223	2002
	10.758985	12.521882	16.39%	1,991	2001
	10.000000	10.758985	7.59%	1,199	2000*

Neuberger Berman Genesis Fund: Trust Class	19.252182	22.144887	15.03%	33,599	2005
	16.402603	19.252182	17.37%	22,014	2004
	12.597330	16.402603	30.21%	16,886	2003
	13.130593	12.597330	-4.06%	10,076	2002
	11.846299	13.130593	10.84%	7,927	2001
	10.000000	11.846299	18.46%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.199636	10.920806	7.07%	3,462	2005
	8.895538	10.199636	14.66%	3,582	2004
	6.662086	8.895538	33.52%	4,696	2003
	9.091559	6.662086	-26.72%	5,384	2002
	9.373903	9.091559	-3.01%	6,583	2001
	10.000000	9.373903	-6.26%	2,010	2000*

Neuberger Berman Partners Fund: Trust Class	11.391277	13.272656	16.52%	81	2005
	9.677192	11.391277	17.71%	112	2004
	7.212602	9.677192	34.17%	115	2003
	9.711863	7.212602	-25.73%	118	2002
	10.150014	9.711863	-4.32%	0	2001
	10.000000	10.150014	1.50%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.301613	12.010458	6.27%	5,632	2005
	10.000000	11.301613	13.02%	180	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.723800	7.997785	3.55%	16,368	2005
	7.336028	7.723800	5.29%	15,896	2004
	5.729798	7.336028	28.03%	8,606	2003
	7.856604	5.729798	-27.07%	7,238	2002
	9.099745	7.856604	-13.66%	3,682	2001
	10.000000	9.099745	-9.00%	587	2000*

Oppenheimer Champion Income Fund: Class A	12.132761	12.318407	1.53%	0	2005
	11.233195	12.132761	8.01%	0	2004
	10.000000	11.233195	12.33%	0	2003*

Oppenheimer Global Fund: Class A	10.573262	11.903792	12.58%	25,484	2005
	9.008768	10.573262	17.37%	29,740	2004
	6.366472	9.008768	41.50%	31,153	2003
	8.300784	6.366472	-23.30%	29,241	2002
	9.516462	8.300784	-12.77%	24,886	2001
	10.000000	9.516462	-4.84%	6,057	2000*

Oppenheimer Strategic Income Fund: Class A	13.747516	14.161703	3.01%	7,426	2005
	12.680947	13.747516	8.41%	426	2004
	10.721334	12.680947	18.28%	0	2003
	10.146020	10.721334	5.67%	0	2002
	9.906062	10.146020	2.42%	0	2001
	10.000000	9.906062	-0.94%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.557400	13.036321	12.80%	32,771	2005
	10.000000	11.557400	15.57%	16,471	2004*

PIMCO Total Return Fund: Class A	13.107670	13.274532	1.27%	41,535	2005
	12.665594	13.107670	3.49%	56,232	2004
	12.189216	12.665594	3.91%	44,647	2003
	11.240879	12.189216	8.44%	42,453	2002
	10.431004	11.240879	7.76%	26,838	2001
	10.000000	10.431004	4.31%	0	2000*

Putnam International Equity Fund: Class A	14.568524	16.220677	11.34%	0	2005
	12.673131	14.568524	14.96%	0	2004
	10.000000	12.673131	26.73%	0	2003*

Putnam Voyager Fund: Class A	12.187228	12.716136	4.34%	147	2005
	11.758921	12.187228	3.64%	147	2004
	10.000000	11.758921	17.59%	0	2003*

Templeton Foreign Fund: Class A	12.988908	14.212421	9.42%	8,332	2005
	11.116662	12.988908	16.84%	8,814	2004
	8.612202	11.116662	29.08%	8,355	2003
	9.531995	8.612202	-9.65%	5,568	2002
	10.467943	9.531995	-8.94%	1,214	2001
	10.000000	10.467943	4.68%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.986262	15.198743	8.67%	12,684	2005
	12.411588	13.986262	12.69%	6,239	2004
	10.000000	12.411588	24.12%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.705890	17.105796	16.32%	450	2005
	12.286044	14.705890	19.70%	450	2004
	10.000000	12.286044	22.86%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.242549	19.884412	15.32%	5,784	2005
	12.755989	17.242549	35.17%	2,786	2004
	10.000000	12.755989	27.56%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.693265	15.218545	11.14%	2,742	2005
	12.224504	13.693265	12.01%	3,271	2004
	10.000000	12.224504	22.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.118507	12.317037	10.78%	8,463	2005
	10.223995	11.118507	8.75%	9,584	2004
	7.453287	10.223995	37.17%	8,923	2003
	9.334283	7.453287	-20.15%	14,016	2002
	9.602164	9.334283	-2.79%	16,134	2001
	10.000000	9.602164	-3.98%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.048938	11.910473	7.80%	0	2005
	9.924713	11.048938	11.33%	768	2004
	10.000000	9.924713	-0.75%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.064399	6.860205	-2.89%	0	2005
	6.560434	7.064399	7.68%	0	2004
	5.330419	6.560434	23.08%	0	2003
	6.895089	5.330419	-22.69%	0	2002
	8.722354	6.895089	-20.95%	0	2001
	10.000000	8.722354	-12.78%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.112870	11.13%	955	2005*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.272785	2.73%	0	2005*

AIM Dynamics Fund: Investor Class	5.712163	6.231884	9.10%	4,710	2005
	5.162232	5.712163	10.65%	4,848	2004
	3.776694	5.162232	36.69%	5,957	2003
	5.709614	3.776694	-33.85%	5,722	2002
	8.607449	5.709614	-33.67%	2,007	2001

AIM Small Company Growth Fund: Investor Class	6.897773	7.193003	4.28%	1,714	2005
	6.173066	6.897773	11.74%	1,821	2004
	4.677960	6.173066	31.96%	1,605	2003
	6.897098	4.677960	-32.17%	0	2002
	8.823171	6.897098	-21.83%	0	2001

American Century Growth: Investor Class	6.271268	6.499439	3.64%	2,193	2005
	5.772348	6.271268	8.64%	861	2004
	4.693669	5.772348	22.98%	1,253	2003
	6.427779	4.693669	-26.98%	2,282	2002
	7.995667	6.427779	-19.61%	0	2001

American Century Income & Growth: Advisor Class	9.127260	9.431255	3.33%	2,609	2005
	8.191973	9.127260	11.42%	1,158	2004
	6.407778	8.191973	27.84%	1,134	2003
	8.062792	6.407778	-20.53%	7	2002
	8.927904	8.062794	-9.69%	6	2001

American Century International Growth: Advisor Class	7.021189	7.847094	11.76%	2,297	2005
	6.174252	7.021189	13.72%	2,416	2004
	4.992424	6.174252	23.67%	2,616	2003
	6.272214	4.992424	-20.40%	2,616	2002
	8.692333	6.272214	-27.84%	0	2001

American Century Short Term Government: Investor Class	11.570195	11.627786	0.50%	0	2005
	11.628151	11.570195	-0.50%	0	2004
	11.633707	11.628151	-0.05%	0	2003
	11.183394	11.633707	4.03%	0	2002
	10.559064	11.183394	5.91%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.982840	7.048939	0.95%	2,618	2005
	6.381591	6.982840	9.42%	2,703	2004
	5.130684	6.381591	24.38%	11,636	2003
	6.753692	5.130684	-24.03%	2,526	2002
	8.002172	6.753692	-15.60%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.273569	12.590084	11.68%	1,127	2005
	10.000000	11.273569	12.74%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.953356	9.217069	2.95%	2,482	2005
	8.579576	8.953356	4.36%	2,377	2004
	7.209483	8.579576	19.00%	0	2003
	8.802545	7.209483	-18.10%	0	2002
	9.978148	8.802545	-11.78%	0	2001

Dreyfus Emerging Leaders Fund	11.254092	12.145566	7.92%	0	2005
	9.966677	11.254092	12.92%	0	2004
	7.228522	9.966677	37.88%	0	2003
	9.159413	7.228522	-21.08%	0	2002
	10.286001	9.159413	-10.95%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.128715	9.880285	-2.45%	0	2005
	10.000000	10.128715	1.29%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.927720	6.062865	2.28%	2,069	2005
	5.661141	5.927720	4.71%	1,927	2004
	4.549765	5.661141	24.43%	1,845	2003
	6.517010	4.549765	-30.19%	0	2002
	8.643318	6.517011	-24.60%	0	2001

Federated Bond Fund: Class F Shares	13.776369	13.874807	0.71%	0	2005
	13.051576	13.776369	5.55%	0	2004
	11.697784	13.051576	11.57%	0	2003
	11.067080	11.697784	5.70%	0	2002
	10.432537	11.067080	6.08%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.297180	8.449295	1.83%	0	2005
	7.429831	8.297180	11.67%	0	2004
	6.064406	7.429831	22.52%	0	2003
	7.613917	6.064406	-20.35%	0	2002
	8.684677	7.613917	-12.33%	0	2001

Federated High Yield Trust	11.878800	12.027797	1.25%	2,055	2005
	10.764987	11.878800	10.35%	1,631	2004
	8.866994	10.764987	21.41%	1,766	2003
	8.964702	8.866994	-1.09%	1,766	2002
	9.243844	8.964702	-3.02%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.663943	12.776071	0.89%	2,268	2005
	12.411468	12.663943	2.03%	0	2004
	11.840774	12.411468	4.82%	0	2003
	10.998511	11.840774	7.66%	0	2002
	10.362113	10.998511	6.14%	0	2001

Fidelity Advisor Balanced Fund: Class A	10.103733	10.515489	4.08%	0	2005
	9.716938	10.103733	3.98%	0	2004
	8.339458	9.716938	16.52%	0	2003
	9.250348	8.339458	-9.85%	0	2002
	9.522648	9.250348	-2.86%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.486456	6.757128	4.17%	280	2005
	6.380320	6.486456	1.66%	0	2004
	4.887124	6.380320	30.55%	0	2003
	7.116740	4.887124	-31.33%	0	2002
	8.774252	7.116740	-18.89%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.684670	13.344892	5.20%	7,233	2005
	11.445018	12.684670	10.83%	6,358	2004
	8.992544	11.445018	27.27%	4,435	2003
	10.766463	8.992544	-16.48%	1,489	2002
	11.138472	10.766463	-3.34%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.386135	7.910331	7.10%	239	2005
	6.977775	7.386135	5.85%	0	2004
	5.455415	6.977775	27.91%	0	2003
	7.106406	5.455415	-23.23%	0	2002
	8.460092	7.106406	-16.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.507583	13.968706	3.41%	1,092	2005
	11.897299	13.507583	13.53%	1,149	2004
	8.379537	11.897299	41.98%	1,244	2003
	8.832815	8.379537	-5.13%	1,244	2002
	9.043143	8.832815	-2.33%	0	2001

Fidelity Advisor Overseas Fund: Class A	9.112587	10.297438	13.00%	0	2005
	8.157922	9.112587	11.70%	0	2004
	5.718578	8.157922	42.66%	0	2003
	7.243507	5.718578	-21.05%	0	2002
	9.175349	7.243507	-21.05%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.047743	12.967855	17.38%	419	2005
	10.000000	11.047743	10.48%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.345276	20.112488	9.63%	4,213	2005
	14.810724	18.345276	23.86%	3,243	2004
	11.562834	14.810724	28.09%	2,807	2003
	12.439207	11.562834	-7.05%	753	2002
	10.692092	12.439207	16.34%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.185479	15.422597	8.72%	4,507	2005
	12.643978	14.185479	12.19%	1,899	2004
	10.136982	12.643978	24.73%	2,173	2003
	11.548118	10.136982	-12.22%	1,786	2002
	11.028332	11.548118	4.71%	4	2001

Franklin Small-Mid Cap Growth Fund: Class A	7.092542	7.750585	9.28%	2,274	2005
	6.347459	7.092542	11.74%	1,375	2004
	4.663967	6.347459	36.10%	0	2003
	6.700269	4.663967	-30.39%	0	2002
	8.529854	6.700269	-21.45%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.536447	12.559684	8.87%	2,173	2005
	10.000000	11.536447	15.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Bond Fund: Class D	13.539638	13.802682	1.94%	5	2005
	13.066278	13.539638	3.62%	5	2004
	12.424509	13.066278	5.17%	5	2003
	11.502974	12.424509	8.01%	5	2002
	10.594532	11.502974	8.57%	4	2001

Gartmore Bond Index Fund: Class A	12.584483	12.672384	0.70%	0	2005
	12.272831	12.584483	2.54%	0	2004
	12.033452	12.272831	1.99%	0	2003
	11.121960	12.033452	8.20%	0	2002
	10.501069	11.121960	5.91%	0	2001

Gartmore Government Bond Fund: Class D	13.232915	13.444331	1.60%	1,201	2005
	12.943363	13.232915	2.24%	0	2004
	12.850121	12.943363	0.73%	0	2003
	11.713462	12.850121	9.70%	0	2002
	10.972389	11.713462	6.75%	0	2001

Gartmore Growth Fund: Class A	10.840268	11.370949	4.90%	0	2005
	10.173460	10.840268	6.55%	0	2004
	10.000000	10.173460	1.73%	0	2003*

Gartmore Growth Fund: Class D	5.202454	5.479813	5.33%	0	2005
	4.868052	5.202454	6.87%	0	2004
	3.702067	4.868052	31.50%	0	2003
	5.252956	3.702067	-29.52%	0	2002
	7.359312	5.252956	-28.62%	0	2001

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.092431	11.315804	2.01%	587	2005
	10.710532	11.092431	3.57%	0	2004
	10.065181	10.710532	6.41%	0	2003
	10.129657	10.065181	-0.64%	0	2002
	10.034205	10.129657	0.95%	0	2001

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.887967	11.237129	3.21%	3,118	2005
	10.288121	10.887967	5.83%	1,973	2004
	9.167345	10.288121	12.23%	0	2003
	9.684583	9.167345	-5.34%	0	2002
	9.913171	9.684583	-2.31%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.487361	10.927159	4.19%	51,216	2005
	9.696277	10.487361	8.16%	34,680	2004
	8.194094	9.696277	18.33%	13,116	2003
	9.164925	8.194094	-10.59%	5,336	2002
	9.734377	9.164925	-5.85%	0	2001

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.127428	10.715744	5.81%	21,917	2005
	9.139658	10.127428	10.81%	20,776	2004
	7.319924	9.139658	24.86%	4,925	2003
	8.654404	7.319924	-15.42%	0	2002
	9.598833	8.654404	-9.84%	0	2001

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.798776	10.446394	6.61%	5,797	2005
	8.695081	9.798776	12.69%	5,128	2004
	6.679286	8.695081	30.18%	5,241	2003
	8.280736	6.679286	-19.34%	0	2002
	9.460618	8.280736	-12.47%	0	2001

Gartmore International Index Fund: Class A	9.578924	10.748867	12.21%	0	2005
	8.133790	9.578924	17.77%	0	2004
	6.004600	8.133790	35.46%	0	2003
	7.381052	6.004600	-18.65%	0	2002
	9.637722	7.381052	-23.41%	0	2001

Gartmore Large Cap Value Fund: Class A	13.040678	13.829159	6.05%	0	2005
	11.383969	13.040678	14.55%	0	2004
	8.995019	11.383969	26.56%	0	2003
	10.554886	8.995019	-14.78%	0	2002
	11.214391	10.554886	-5.88%	0	2001

Gartmore Mid Cap Market Index Fund: Class A	12.069608	13.341863	10.54%	1,635	2005
	10.564009	12.069608	14.25%	434	2004
	7.952460	10.564009	32.84%	0	2003
	9.495426	7.952460	-16.25%	0	2002
	9.780695	9.495426	-2.92%	0	2001

Gartmore Money Market Fund: Service Class	10.409464	10.554261	1.39%	48,389	2005
	10.459825	10.409464	-0.48%	21,848	2004
	10.528530	10.459825	-0.65%	35,058	2003
	10.545072	10.528530	-0.16%	11,682	2002
	10.318733	10.545072	2.19%	8,405	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Nationwide® Fund: Class D	9.275303	9.843950	6.13%	0	2005
	8.547902	9.275303	8.51%	0	2004
	6.803532	8.547902	25.64%	7,185	2003
	8.305301	6.803532	-18.08%	0	2002
	9.542368	8.305301	-12.96%	0	2001

Gartmore S&P 500® Index Fund: Service Class	8.172256	8.421326	3.05%	3,422	2005
	7.495638	8.172256	9.03%	3,243	2004
	5.933888	7.495638	26.32%	9,295	2003
	7.763080	5.933888	-23.56%	0	2002
	8.958557	7.763080	-13.34%	0	2001

Gartmore Small Cap Fund: Class A	14.360812	17.391907	21.11%	3,462	2005
	11.551379	14.360812	24.32%	3,462	2004
	7.895078	11.551379	46.31%	3,462	2003
	9.805688	7.895078	-19.48%	0	2002
	10.111177	9.805688	-3.02%	0	2001

Gartmore Small Cap Index Fund: Class A	12.448290	12.839707	3.14%	1,120	2005
	10.693889	12.448290	16.41%	0	2004
	7.438134	10.693889	43.77%	4,093	2003
	9.517617	7.438134	-21.85%	0	2002
	9.470616	9.517617	0.50%	0	2001

Gartmore Value Opportunities Fund: Class A	13.834717	14.755601	6.66%	0	2005
	12.341327	13.834717	12.10%	0	2004
	9.133341	12.341327	35.12%	0	2003
	10.789326	9.133341	-15.35%	0	2002
	10.717502	10.789326	0.67%	0	2001

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.551486	10.695682	1.37%	0	2005
	9.838786	10.551486	7.24%	0	2004
	8.405403	9.838786	17.05%	0	2003
	9.697223	8.405403	-13.32%	0	2002
	10.000000	9.697223	-3.03%	0	2001*

Janus Adviser Balanced Fund: Class S	10.258991	10.918782	6.43%	515	2005
	9.572678	10.258991	7.17%	515	2004
	8.494326	9.572678	12.69%	0	2003
	9.197351	8.494326	-7.64%	0	2002
	9.778429	9.197351	-5.94%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: Class S	7.905207	10.294151	30.22%	0	2005
	6.672535	7.905207	18.47%	0	2004
	5.008334	6.672535	33.23%	0	2003
	6.811996	5.008334	-26.48%	0	2002
	8.925263	6.811996	-23.68%	0	2001

Janus Adviser Worldwide Fund: Class S	6.337122	6.644625	4.85%	0	2005
	6.121124	6.337122	3.53%	0	2004
	5.041229	6.121124	21.42%	1,301	2003
	6.891949	5.041229	-26.85%	1,005	2002
	8.834621	6.891949	-21.99%	0	2001

Janus Fund	5.616928	5.773496	2.79%	2,325	2005
	5.427867	5.616928	3.48%	2,325	2004
	4.169080	5.427867	30.19%	2,325	2003
	5.822415	4.169080	-28.40%	2,325	2002
	7.971710	5.822415	-26.96%	8	2001

Janus Twenty Fund	5.477204	5.924408	8.16%	18,377	2005
	4.472315	5.477204	22.47%	18,377	2004
	3.610550	4.472315	23.87%	17,652	2003
	4.807382	3.610550	-24.90%	14,865	2002
	6.869882	4.807382	-30.02%	2,170	2001

Janus Worldwide Fund	5.615858	5.875745	4.63%	0	2005
	5.383171	5.615858	4.32%	0	2004
	4.838415	5.383171	22.81%	0	2003
	5.993734	4.383415	-26.87%	0	2002
	7.862685	5.993734	-23.77%	0	2001

Lazard Small Cap Portfolio: Open Shares	15.810083	16.242534	2.74%	0	2005
	13.920183	15.810083	13.58%	0	2004
	10.162998	13.920183	36.97%	0	2003
	12.511325	10.162998	-18.77%	0	2002
	10.755382	12.511325	16.33%	0	2001

Neuberger Berman Genesis Fund: Trust Class	19.206822	22.081575	14.97%	4,967	2005
	16.372229	19.206822	17.31%	4,104	2004
	12.580349	16.372229	30.14%	3,243	2003
	13.119535	12.580349	-4.11%	380	2002
	11.842348	13.119535	10.78%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.175586	10.889561	7.02%	0	2005
	8.879051	10.175586	14.60%	0	2004
	6.653103	8.879051	33.46%	0	2003
	9.083898	6.653103	-26.76%	0	2002
	9.370766	9.083898	-3.06%	0	2001

Neuberger Berman Partners Fund: Trust Class	11.364420	13.234697	16.46%	0	2005
	9.659266	11.364420	17.65%	0	2004
	7.202877	9.659266	34.10%	0	2003
	9.703683	7.202877	-25.77%	0	2002
	10.146626	9.703683	-4.37%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.297836	12.000402	6.22%	503	2005
	10.000000	11.297836	12.98%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.707232	7.976614	3.50%	822	2005
	7.323991	7.707232	5.23%	0	2004
	5.723282	7.323991	27.97%	0	2003
	7.851643	5.723282	-27.11%	0	2002
	9.098636	7.851643	-13.71%	0	2001

Oppenheimer Champion Income Fund: Class A	12.122516	12.301800	1.48%	0	2005
	11.229384	12.122516	7.95%	0	2004
	10.000000	11.229384	12.29%	0	2003*

Oppenheimer Global Fund: Class A	10.548332	11.869743	12.53%	8,075	2005
	8.992069	10.548332	17.31%	8,714	2004
	6.357882	8.992069	41.43%	9,579	2003
	8.293772	6.357882	-23.34%	0	2002
	9.513285	8.293772	-12.82%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.718025	14.124201	2.96%	1,107	2005
	12.660146	13.718025	8.36%	0	2004
	10.709163	12.660146	18.22%	0	2003
	10.139628	10.709163	5.62%	0	2002
	9.904857	10.139628	2.37%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.553527	13.025388	12.74%	3,464	2005
	10.000000	11.553527	15.54%	1,772	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	13.079494	13.239318	1.22%	8,572	2005
	12.644761	13.079494	3.44%	4,767	2004
	12.175323	12.644761	3.86%	2,184	2003
	11.233747	12.175323	8.38%	2,092	2002
	10.429689	11.233747	7.71%	0	2001

Putnam International Equity Fund: Class A	14.556251	16.198852	11.28%	0	2005
	12.668851	14.556251	14.90%	0	2004
	10.000000	12.668851	26.69%	0	2003*

Putnam Voyager Fund: Class A	12.176966	12.699039	4.29%	528	2005
	11.754960	12.176966	3.59%	0	2004
	10.000000	11.754960	17.55%	0	2003*

Templeton Foreign Fund: Class A	12.958288	14.171765	9.36%	0	2005
	11.096065	12.958288	16.78%	1,299	2004
	8.600586	11.096065	29.02%	0	2003
	9.523952	8.600586	-9.70%	0	2002
	10.464444	9.523952	-8.99%	0	2001

Van Kampen Growth and Income Fund: Class A	13.974480	15.178294	8.61%	843	2005
	12.407401	13.974480	12.63%	0	2004
	10.000000	12.407401	24.07%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.693507	17.082776	16.26%	0	2005
	12.281897	14.693507	19.64%	0	2004
	10.000000	12.281897	22.82%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.228016	19.857640	15.26%	951	2005
	12.751682	17.228016	35.10%	0	2004
	10.000000	12.751682	27.52%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.681723	15.198072	11.08%	0	2005
	12.220380	13.681723	11.96%	0	2004
	10.000000	12.220380	22.20%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.092310	12.281803	10.72%	0	2005
	10.205070	11.092310	8.69%	0	2004
	7.443247	10.205070	37.11%	0	2003
	9.326431	7.443247	-20.19%	0	2002
	9.598963	9.326431	-2.84%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	11.042463	11.897498	7.74%	0	2005
	9.923915	11.042463	11.27%	0	2004
	10.000000	9.923915	-0.76%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.049230	6.842038	-2.94%	0	2005
	6.549668	7.049230	7.63%	0	2004
	5.324368	6.549668	23.01%	0	2003
	6.890752	5.324368	-22.73%	0	2002
	8.721294	6.890752	-20.99%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.108779	11.09%	252	2005*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.270397	2.70%	9,075	2005*

AIM Dynamics Fund: Investor Class	5.698706	6.214075	9.04%	65,454	2005
	5.152667	5.698706	10.60%	82,477	2004
	3.771594	5.152667	36.62%	88,986	2003
	5.704790	3.771594	-33.89%	70,939	2002
	8.604565	5.704790	-33.70%	68,548	2001
	10.000000	8.604565	-13.95%	37,054	2000*

AIM Small Company Growth Fund: Investor Class	6.881490	7.172401	4.23%	65,626	2005
	6.161600	6.881490	11.68%	23,361	2004
	4.671637	6.161600	31.89%	29,230	2003
	6.891266	4.671637	-32.21%	181,013	2002
	8.820208	6.891266	-21.87%	16,391	2001
	10.000000	8.820208	-11.80%	7,748	2000*

American Century Growth: Investor Class	6.256480	6.480826	3.59%	52,033	2005
	5.761645	6.256480	8.59%	42,247	2004
	4.687322	5.761645	22.92%	28,356	2003
	6.422342	4.687322	-27.02%	18,216	2002
	7.992996	6.422342	-19.65%	11,516	2001
	10.000000	7.992996	-20.07%	4,759	2000*

American Century Income & Growth: Advisor Class	9.105733	9.404270	3.28%	70,964	2005
	8.176785	9.105733	11.36%	68,420	2004
	6.399123	8.176785	27.78%	85,036	2003
	8.055987	6.399123	-20.57%	48,480	2002
	8.924912	8.055987	-9.74%	25,824	2001
	10.000000	8.924912	-10.75%	10,353	2000*

American Century International Growth: Advisor Class	7.004628	7.824637	11.71%	13,111	2005
	6.162806	7.004628	13.66%	16,650	2004
	4.985687	6.162806	23.61%	129,789	2003
	6.266925	4.985687	-20.44%	17,147	2002
	8.689431	6.266925	-27.88%	6,802	2001
	10.000000	8.689431	-13.11%	2,013	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.542902	11.594503	0.45%	24,951	2005
	11.606599	11.542902	-0.55%	13,351	2004
	11.618023	11.606599	-0.10%	9,477	2003
	11.173964	11.618023	3.97%	24,719	2002
	10.555532	11.173964	5.86%	3,932	2001
	10.000000	10.555532	5.56%	58	2000*

American Century Ultra: Investor Class	6.966365	7.028767	0.90%	148,278	2005
	6.369754	6.966365	9.37%	161,629	2004
	5.123750	6.369754	24.32%	139,743	2003
	6.747984	5.123750	-24.07%	108,067	2002
	7.999493	6.747984	-15.64%	59,502	2001
	10.000000	7.999493	-20.01%	41,074	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.269799	12.579521	11.62%	2,913	2005
	10.000000	11.269799	12.70%	26,010	2004*

Dreyfus Appreciation Fund, Inc.	8.932191	9.190645	2.89%	91,088	2005
	8.563638	8.932191	4.30%	71,941	2004
	7.199740	8.563638	18.94%	71,986	2003
	8.795110	7.199740	-18.14%	37,185	2002
	9.974804	8.795110	-11.83%	12,611	2001
	10.000000	9.974804	-0.25%	5,519	2000*

Dreyfus Emerging Leaders Fund	11.227532	12.110788	7.87%	5,906	2005
	9.948192	11.227532	12.86%	6,968	2004
	7.218759	9.948192	37.81%	8,976	2003
	9.151680	7.218759	-21.12%	6,460	2002
	10.282555	9.151680	-11.00%	6,780	2001
	10.000000	10.282555	2.83%	5,826	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.128519	9.875126	-2.50%	18,285	2005
	10.000000	10.128519	1.29%	13,545	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.913725	6.045492	2.23%	15,955	2005
	5.650624	5.913725	4.66%	16,909	2004
	4.543596	5.650624	24.36%	14,649	2003
	6.511490	4.543596	-30.22%	6,387	2002
	8.640425	6.511490	-24.64%	6,656	2001
	10.000000	8.640425	-13.60%	3,892	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.743913	13.835131	0.66%	5,617	2005
	13.027416	13.743913	5.50%	6,399	2004
	11.682031	13.027416	11.52%	7,348	2003
	11.057758	11.682031	5.65%	19,198	2002
	10.429051	11.057758	6.03%	10,354	2001
	10.000000	10.429051	4.29%	6,359	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.279351	8.426899	1.78%	7,719	2005
	7.417627	8.279351	11.62%	7,804	2004
	6.057502	7.417627	22.45%	7,628	2003
	7.609109	6.057502	-20.39%	5,798	2002
	8.683616	7.609106	-12.37%	2,432	2001
	10.000000	8.683616	-13.16%	0	2000*

Federated High Yield Trust	11.850740	11.993331	1.20%	11,553	2005
	10.744990	11.850740	10.29%	16,566	2004
	8.855003	10.744990	21.34%	13,884	2003
	8.957109	8.855003	-1.14%	6,254	2002
	9.240713	8.957109	-3.07%	2,119	2001
	10.000000	9.240713	-7.59%	1,594	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.636717	12.742171	0.83%	13,525	2005
	12.391056	12.636717	1.98%	13,015	2004
	11.827282	12.391056	4.77%	1,847	2003
	10.991538	11.827282	7.60%	52	2002
	10.360813	10.991538	6.09%	0	2001
	10.000000	10.360813	3.61%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.079872	10.485369	4.02%	9,176	2005
	9.698903	10.079872	3.93%	13,224	2004
	8.328190	9.698903	16.46%	15,104	2003
	9.242544	8.328190	-9.89%	16,083	2002
	9.519467	9.242544	-2.91%	5,372	2001
	10.000000	9.519467	-4.81%	2,997	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.472506	6.739203	4.12%	25,213	2005
	6.369833	6.472506	1.61%	53,001	2004
	4.881553	6.369833	30.49%	39,073	2003
	7.112246	4.881553	-31.36%	24,626	2002
	8.773180	7.112246	-18.93%	14,314	2001
	10.000000	8.773180	-12.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.654769	13.306728	5.15%	62,507	2005
	11.423805	12.654769	10.78%	63,807	2004
	8.980408	11.423805	27.21%	48,402	2003
	10.757378	8.980408	-16.52%	36,566	2002
	11.134750	10.757378	-3.39%	18,459	2001
	10.000000	11.134750	11.35%	2,938	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.368724	7.887702	7.04%	82,200	2005
	6.964841	7.368724	5.80%	40,629	2004
	5.448060	6.964841	27.84%	28,480	2003
	7.100416	5.448060	-23.27%	18,727	2002
	8.457258	7.100416	-16.04%	9,371	2001
	10.000000	8.457258	-15.43%	5,723	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.475733	13.928741	3.36%	7,223	2005
	11.875254	13.475733	13.48%	7,946	2004
	8.368248	11.875254	41.91%	15,951	2003
	8.825378	8.368248	-5.18%	6,650	2002
	9.040126	8.825378	-2.38%	5,493	2001
	10.000000	9.040126	-9.60%	49	2000*

Fidelity Advisor Overseas Fund: Class A	9.093036	10.270167	12.95%	3,956	2005
	8.144536	9.093036	11.65%	8,927	2004
	5.712083	8.144536	42.58%	59,984	2003
	7.238943	5.712083	-21.09%	1,558	2002
	9.174235	7.238943	-21.09%	4,287	2001
	10.000000	9.174235	-8.26%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.044053	12.956992	17.32%	6,306	2005
	10.000000	11.044053	10.44%	27,921	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.305936	20.059245	9.58%	53,654	2005
	14.786444	18.305936	23.80%	28,531	2004
	11.549703	14.786444	28.02%	15,073	2003
	12.431368	11.549703	-7.09%	8,603	2002
	10.690797	12.431368	16.28%	3,183	2001
	10.000000	10.690797	6.91%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.152022	15.378452	8.67%	47,065	2005
	12.620538	14.152022	12.13%	37,639	2004
	10.123310	12.620538	24.67%	35,430	2003
	11.538383	10.123310	-12.26%	34,385	2002
	11.024649	11.538383	4.66%	16,159	2001
	10.000000	11.024649	10.25%	3,998	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.075770	7.728358	9.22%	56,185	2005
	6.335656	7.075770	11.68%	157,778	2004
	4.657650	6.335656	36.03%	50,713	2003
	6.694596	4.657650	-30.43%	35,192	2002
	8.526996	6.694596	-21.49%	25,145	2001
	10.000000	8.526996	-14.73%	15,465	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.532585	12.549148	8.81%	27,718	2005
	10.000000	11.532585	15.33%	52,896	2004*

Gartmore Bond Fund: Class D	13.507648	13.763127	1.89%	3,363	2005
	13.042004	13.507648	3.57%	3,484	2004
	12.407703	13.042004	5.11%	4,822	2003
	11.493227	12.407703	7.96%	9,298	2002
	10.590941	11.493227	8.52%	7,616	2001
	10.000000	10.590941	5.91%	0	2000*

Gartmore Bond Index Fund: Class A	12.557426	12.638759	0.65%	7,487	2005
	12.252644	12.557426	2.49%	8,751	2004
	12.019737	12.252644	1.94%	7,321	2003
	11.114907	12.019737	8.14%	5,178	2002
	10.499749	11.114907	5.86%	99	2001
	10.000000	10.499749	5.00%	0	2000*

Gartmore Government Bond Fund: Class D	13.201696	13.405843	1.55%	21,085	2005
	12.919369	13.201696	2.19%	20,132	2004
	12.832797	12.919369	0.67%	24,270	2003
	11.703587	12.832797	9.65%	22,083	2002
	10.968715	11.703587	6.70%	12,606	2001
	10.000000	10.968715	9.69%	258	2000*

Gartmore Growth Fund: Class A	10.834609	11.359275	4.84%	5,647	2005
	10.173292	10.834609	6.50%	2,546	2004
	10.000000	10.173292	1.73%	1,903	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.190199	5.464141	5.28%	8,473	2005
	4.859033	5.190199	6.82%	14,076	2004
	3.697066	4.859033	31.43%	16,350	2003
	5.248515	3.697066	-29.56%	10,587	2002
	7.356851	5.248515	-28.66%	8,065	2001
	10.000000	7.356851	-26.43%	2,003	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.068634	11.285849	1.96%	26,115	2005
	10.692968	11.068634	3.51%	23,004	2004
	10.053757	10.692968	6.36%	20,749	2003
	10.123276	10.053757	-0.69%	15,050	2002
	10.032986	10.123276	0.90%	0	2001
	10.000000	10.032986	0.33%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.864591	11.207333	3.15%	14,255	2005
	10.271232	10.864591	5.78%	9,076	2004
	9.156929	10.271232	12.17%	4,967	2003
	9.678473	9.156929	-5.39%	1,729	2002
	9.911971	9.678473	-2.36%	0	2001
	10.000000	9.911971	-0.88%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.464834	10.898187	4.14%	92,051	2005
	9.680351	10.464834	8.10%	72,299	2004
	8.184771	9.680351	18.27%	34,165	2003
	9.159140	8.184771	-10.64%	14,996	2002
	9.733190	9.159140	-5.90%	798	2001
	10.000000	9.733190	-2.67%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.105675	10.687335	5.76%	68,499	2005
	9.124639	10.105675	10.75%	37,201	2004
	7.311587	9.124639	24.80%	105,163	2003
	8.648933	7.311587	-15.46%	13,491	2002
	9.597664	8.648933	-9.89%	0	2001
	10.000000	9.597664	-4.02%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.777734	10.418707	6.56%	41,018	2005
	8.680804	9.777734	12.64%	26,106	2004
	6.671685	8.680804	30.11%	17,034	2003
	8.275513	6.671685	-19.38%	10,324	2002
	9.459465	8.275513	-12.52%	125	2001
	10.000000	9.459465	-5.41%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.558371	10.720403	12.16%	1,123	2005
	8.120442	9.558371	17.71%	3,474	2004
	5.997772	8.120442	35.39%	82,769	2003
	7.376392	5.997772	-18.69%	139	2002
	9.636549	7.376392	-23.45%	139	2001
	10.000000	9.636549	-3.63%	0	2000*

Gartmore Large Cap Value Fund: Class A	13.009929	13.789597	5.99%	17,164	2005
	11.362882	13.009929	14.49%	14,056	2004
	8.982883	11.362882	26.49%	20,208	2003
	10.545993	8.982883	-14.82%	8,903	2002
	11.210642	10.545993	-5.93%	8,328	2001
	10.000000	11.210642	12.11%	44	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.043694	13.306515	10.49%	14,845	2005
	10.546668	12.043694	14.19%	18,876	2004
	7.943422	10.546668	32.77%	7,804	2003
	9.489441	7.943422	-16.29%	7,539	2002
	9.779512	9.489441	-2.97%	778	2001
	10.000000	9.779512	-2.20%	0	2000*

Gartmore Money Market Fund: Service Class	10.384873	10.524016	1.34%	99,047	2005
	10.440394	10.384873	-0.53%	59,473	2004
	10.514290	10.440394	-0.70%	703,560	2003
	10.536139	10.514290	-0.21%	467,032	2002
	10.315239	10.536139	2.14%	178,199	2001
	10.000000	10.315239	3.15%	131,757	2000*

Gartmore Nationwide® Fund: Class D	9.253449	9.815803	6.08%	17,068	2005
	8.532070	9.253449	8.45%	17,121	2004
	6.794368	8.532070	25.58%	10,329	2003
	8.298305	6.794368	-18.12%	3,169	2002
	9.539185	8.298305	-13.01%	2,929	2001
	10.000000	9.539185	-4.61%	2,152	2000*

Gartmore S&P 500® Index Fund: Service Class	8.152951	8.397202	3.00%	129,441	2005
	7.481720	8.152951	8.97%	120,037	2004
	5.925868	7.481720	26.26%	126,869	2003
	7.756523	5.925868	-23.60%	117,936	2002
	8.955559	7.756523	-13.39%	42,682	2001
	10.000000	8.955559	-10.44%	18,358	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.326937	17.342143	21.05%	9,693	2005
	11.529965	14.326937	24.26%	8,894	2004
	7.884425	11.529965	46.24%	9,226	2003
	9.797416	7.884425	-19.53%	4,185	2002
	10.107798	9.797416	-3.07%	1,184	2001
	10.000000	10.107798	1.08%	16	2000*

Gartmore Small Cap Index Fund: Class A	12.421586	12.805695	3.09%	15,394	2005
	10.676347	12.421586	16.35%	13,254	2004
	7.429682	10.676347	43.70%	9,620	2003
	9.511613	7.429682	-21.89%	3,723	2002
	9.469462	9.511613	0.45%	237	2001
	10.000000	9.469462	-5.31%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.805013	14.716484	6.60%	2,146	2005
	12.321064	13.805013	12.04%	3,368	2004
	9.122960	12.321064	35.06%	1,788	2003
	10.782516	9.122960	-15.39%	516	2002
	10.716201	10.782516	0.62%	0	2001
	10.000000	10.716201	7.16%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.533242	10.671798	1.32%	7,967	2005
	9.826754	10.533242	7.19%	1,269	2004
	8.399369	9.826754	16.99%	251	2003
	9.695178	8.399369	-13.37%	480	2002
	10.000000	9.695178	-3.05%	795	2001*

Janus Adviser Balanced Fund: Class S	10.236987	10.889865	6.38%	31,441	2005
	9.556983	10.236987	7.12%	32,110	2004
	8.484687	9.556983	12.64%	31,531	2003
	9.191553	8.484687	-7.69%	10,338	2002
	9.777243	9.191553	-5.99%	2,119	2001
	10.000000	9.777243	-2.23%	0	2000*

Janus Adviser International Growth Fund: Class S	7.888239	10.266882	30.15%	2,792	2005
	6.661571	7.888239	18.41%	3,626	2004
	5.002626	6.661571	33.16%	103,107	2003
	6.807685	5.002626	-26.52%	4,398	2002
	8.924175	6.807685	-23.72%	34	2001
	10.000000	8.924175	-10.76%	0	2000*
`

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.323527	6.627023	4.80%	30,206	2005
	6.111075	6.323527	3.48%	45,655	2004
	5.035497	6.111075	21.36%	58,407	2003
	6.887594	5.035497	-26.89%	49,807	2002
	8.833540	6.887594	-22.03%	36,525	2001
	10.000000	8.833540	-11.66%	15,505	2000*

Janus Fund	5.603659	5.756944	2.74%	34,858	2005
	5.417797	5.603659	3.43%	35,864	2004
	4.163448	5.417797	30.13%	55,009	2003
	5.817498	4.163448	-28.43%	75,667	2002
	7.969040	5.817498	-27.00%	68,471	2001
	10.000000	7.969040	-20.31%	35,493	2000*

Janus Twenty Fund	5.464261	5.907432	8.11%	84,489	2005
	4.464009	5.464261	22.41%	114,282	2004
	3.605667	4.464009	23.81%	146,833	2003
	4.803309	3.605667	-24.93%	153,274	2002
	6.867578	4.803309	-30.06%	144,945	2001
	10.000000	6.867578	-31.32%	69,307	2000*

Janus Worldwide Fund	5.602575	5.858890	4.57%	1,862	2005
	5.373166	5.602575	4.27%	1,862	2004
	4.377496	5.373166	22.75%	1,862	2003
	5.988666	4.377496	-26.90%	3,262	2002
	7.860054	5.988666	-23.81%	4,313	2001
	10.000000	7.860054	-21.40%	2,939	2000*

Lazard Small Cap Portfolio: Open Shares	15.772801	16.196066	2.68%	3,940	2005
	13.894384	15.772801	13.52%	6,155	2004
	10.149285	13.894384	36.90%	6,250	2003
	12.500773	10.149285	-18.81%	78,755	2002
	10.751783	12.500773	16.27%	2,541	2001
	10.000000	10.751783	7.52%	385	2000*

Neuberger Berman Genesis Fund: Trust Class	19.161542	22.018422	14.91%	80,219	2005
	16.341892	19.161542	17.25%	64,352	2004
	12.563388	16.341892	30.08%	58,691	2003
	13.108478	12.563388	-4.16%	45,850	2002
	11.838385	13.108478	10.73%	34,501	2001
	10.000000	11.838385	18.38%	3,199	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.151579	10.858399	6.96%	11,182	2005
	8.862577	10.151579	14.54%	15,889	2004
	6.644112	8.862577	33.39%	24,635	2003
	9.076231	6.644112	-26.80%	27,557	2002
	9.367629	9.076231	-3.11%	15,878	2001
	10.000000	9.367629	-6.32%	1,872	2000*

Neuberger Berman Partners Fund: Trust Class	11.337602	13.196806	16.40%	8,283	2005
	9.641347	11.337602	17.59%	10,699	2004
	7.193149	9.641347	34.04%	10,278	2003
	9.695503	7.193149	-25.81%	12,228	2002
	10.143232	9.695503	-4.41%	10,148	2001
	10.000000	10.143232	1.43%	1,597	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.294062	11.990344	6.17%	1,900	2005
	10.000000	11.294062	12.94%	181	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.690663	7.955448	3.44%	106,415	2005
	7.311994	7.690663	5.18%	101,660	2004
	5.716764	7.311944	27.90%	37,638	2003
	7.846682	5.716764	-27.14%	19,628	2002
	9.097531	7.846682	-13.75%	6,218	2001
	10.000000	9.097531	-9.02%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.112269	12.285202	1.43%	5,413	2005
	11.225571	12.112269	7.90%	4,626	2004
	10.000000	11.225571	12.26%	1,009	2003

Oppenheimer Global Fund: Class A	10.523431	11.835754	12.47%	70,220	2005
	8.975380	10.523431	17.25%	83,887	2004
	6.349286	8.975380	41.36%	141,111	2003
	8.286766	6.349286	-23.38%	77,741	2002
	9.510099	8.286766	-12.86%	55,857	2001
	10.000000	9.510099	-4.90%	21,663	2000*

Oppenheimer Strategic Income Fund: Class A	13.688587	14.086780	2.91%	10,671	2005
	12.639369	13.688587	8.30%	8,308	2004
	10.696998	12.639369	18.16%	8,001	2003
	10.133234	10.696998	5.56%	2,096	2002
	9.903648	10.133234	2.32%	0	2001
	10.000000	9.903648	-0.96%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.549668	13.014465	12.68%	48,931	2005
	10.000000	11.549668	15.50%	47,756	2004*

PIMCO Total Return Fund: Class A	13.051382	13.204200	1.17%	70,471	2005
	12.623970	13.051382	3.39%	66,257	2004
	12.161454	12.623970	3.80%	42,395	2003
	11.226628	12.161454	8.33%	24,697	2002
	10.428383	11.226628	7.65%	3,108	2001
	10.000000	10.428383	4.28%	0	2000*

Putnam International Equity Fund: Class A	14.543965	16.177018	11.23%	0	2005
	12.664564	14.543965	14.84%	0	2004
	10.000000	12.664564	26.65%	22,365	2003*

Putnam Voyager Fund: Class A	12.166689	12.681923	4.23%	4,685	2005
	11.750981	12.166689	3.54%	1,637	2004
	10.000000	11.750981	17.51%	421	2003*

Templeton Foreign Fund: Class A	12.927745	14.131241	9.31%	10,843	2005
	11.075507	12.927745	16.72%	24,210	2004
	8.588987	11.075507	28.95%	91,787	2003
	9.515922	8.588987	-9.74%	25,404	2002
	10.460943	9.515922	-9.03%	4,980	2001
	10.000000	10.460943	4.61%	1,920	2000*

Van Kampen Growth and Income Fund: Class A	13.962703	15.157862	8.56%	20,786	2005
	12.403216	13.962703	12.57%	13,231	2004
	10.000000	12.403216	24.03%	2,074	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.681126	17.059786	16.20%	5,576	2005
	12.277752	14.681126	19.58%	1,485	2004
	10.000000	12.277752	22.78%	651	2003*

Van Kampen Real Estate Securities Fund: Class A	17.213505	19.830905	15.21%	21,369	2005
	12.747380	17.213505	35.04%	10,630	2004
	10.000000	12.747380	27.47%	1,962	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.670201	15.177609	11.03%	4,615	2005
	12.216266	13.670201	11.90%	308	2004
	10.000000	12.216266	22.16%	742	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.066115	12.246625	10.67%	31,153	2005
	10.186121	11.066115	8.64%	38,293	2004
	7.433182	10.186121	37.04%	38,147	2003
	9.318547	7.433182	-20.23%	24,279	2002
	9.595747	9.318547	-2.89%	20,749	2001
	10.000000	9.595747	-4.04%	8,077	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.035980	11.884517	7.69%	13,803	2005
	9.923117	11.035980	11.21%	523	2004
	10.000000	9.923117	-0.77%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.034085	6.823886	-2.99%	15,451	2005
	6.538896	7.034085	7.57%	15,878	2004
	5.318296	6.538896	22.95%	15,473	2003
	6.886394	5.318296	-22.77%	14,906	2002
	8.720231	6.886394	-21.03%	436	2001
	10.000000	8.720231	-12.80%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.104688	11.05%	8,371	2005*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.268001	2.68%	911	2005*

AIM Dynamics Fund: Investor Class	5.685217	6.196242	8.99%	26,392	2005
	5.143074	5.685217	10.54%	33,729	2004
	3.766489	5.143074	36.55%	24,229	2003
	5.699965	3.766489	-33.92%	26,081	2002
	8.601688	5.699965	-33.73%	19,738	2001
	10.000000	8.601688	-13.98%	6,737	2000*

AIM Small Company Growth Fund: Investor Class	6.865241	7.151857	4.17%	7,524	2005
	6.150170	6.865241	11.63%	3,362	2004
	4.665323	6.150170	31.83%	4,271	2003
	6.885443	4.665323	-32.24%	6,267	2002
	8.817268	6.885443	-21.91%	1,413	2001
	10.000000	8.817268	-11.83%	399	2000*

American Century Growth: Investor Class	6.241698	6.462257	3.53%	3,869	2005
	5.750946	6.241698	8.53%	7,133	2004
	4.680989	5.750946	22.86%	3,078	2003
	6.416919	4.680989	-27.05%	3,222	2002
	7.990318	6.416919	-19.69%	2,684	2001
	10.000000	7.990318	-20.10%	1,271	2000*

American Century Income & Growth: Advisor Class	9.084259	9.377362	3.23%	18,590	2005
	8.161627	9.084259	11.30%	21,415	2004
	6.390493	8.161627	27.72%	20,729	2003
	8.049205	6.390493	-20.61%	21,272	2002
	8.921936	8.049205	-9.78%	16,997	2001
	10.000000	8.921936	-10.78%	12,233	2000*

American Century International Growth: Advisor Class	6.988088	7.802228	11.65%	1,160	2005
	6.151365	6.988088	13.60%	1,230	2004
	4.978951	6.151365	23.55%	7,550	2003
	6.261632	4.978951	-20.48%	2,628	2002
	8.686523	6.261632	-27.92%	2,385	2001
	10.000000	8.686523	-13.13%	424	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.515696	11.561344	0.40%	805	2005
	11.585102	11.515696	-0.60%	1,890	2004
	11.602374	11.585102	-0.15%	1,406	2003
	11.164552	11.602374	3.92%	1,251	2002
	10.552010	11.164552	5.80%	51	2001
	10.000000	10.552010	5.52%	0	2000*

American Century Ultra: Investor Class	6.949902	7.008628	0.84%	15,241	2005
	6.357916	6.949902	9.31%	18,927	2004
	5.116815	6.357916	24.26%	25,445	2003
	6.742284	5.116815	-24.11%	25,685	2002
	7.996806	6.742284	-15.69%	33,500	2001
	10.000000	7.996806	-20.03%	635	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.266025	12.568969	11.57%	54	2005
	10.000000	11.266025	12.66%	1,844	2004*

Dreyfus Appreciation Fund, Inc.	8.911139	9.164357	2.84%	11,824	2005
	8.547773	8.911139	4.25%	12,002	2004
	7.190033	8.547773	18.88%	17,519	2003
	8.787708	7.190033	-18.18%	15,142	2002
	9.971475	8.787708	-11.87%	12,845	2001
	10.000000	9.971475	-0.29%	0	2000*

Dreyfus Emerging Leaders Fund	11.201033	12.076125	7.81%	378	2005
	9.929728	11.201033	12.80%	378	2004
	7.209002	9.929728	37.74%	378	2003
	9.143950	7.209002	-21.16%	378	2002
	10.279118	9.143950	-11.04%	378	2001
	10.000000	10.279118	2.79%	378	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.128323	9.869947	-2.55%	2,245	2005
	10.000000	10.128323	1.28%	2,225	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.899774	6.028190	2.18%	2,928	2005
	5.640153	5.899774	4.60%	3,251	2004
	4.537463	5.640153	24.30%	12,177	2003
	6.505996	4.537463	-30.26%	11,267	2002
	8.637533	6.505996	-24.68%	11,068	2001
	10.000000	8.637533	-13.62%	1,907	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.711455	13.795498	0.61%	2,028	2005
	13.003230	13.711455	5.45%	6,264	2004
	11.666247	13.003230	11.46%	2,635	2003
	11.048420	11.666247	5.59%	2,552	2002
	10.425562	11.048420	5.97%	1,659	2001
	10.000000	10.425562	4.26%	1,463	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.261560	8.404535	1.73%	803	2005
	7.405433	8.261560	11.56%	1,961	2004
	6.050613	7.405433	22.39%	1,821	2003
	7.604302	6.050613	-20.43%	1,919	2002
	8.682558	7.604302	-12.42%	1,568	2001
	10.000000	8.682558	-13.17%	0	2000*

Federated High Yield Trust	11.822724	11.958941	1.15%	2,151	2005
	10.725017	11.822724	10.24%	3,199	2004
	8.843020	10.725017	21.28%	3,006	2003
	8.949518	8.843020	-1.19%	3,806	2002
	9.237583	8.949518	-3.12%	1,468	2001
	10.000000	9.237583	-7.62%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.609529	12.708339	0.78%	974	2005
	12.370655	12.609529	1.93%	1,237	2004
	11.813789	12.370655	4.71%	92	2003
	10.984556	11.813789	7.55%	0	2002
	10.359505	10.984556	6.03%	0	2001
	10.000000	10.359505	3.60%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.056100	10.455354	3.97%	7,516	2005
	9.680921	10.056100	3.88%	4,676	2004
	8.316959	9.680921	16.40%	4,345	2003
	9.234738	8.316959	-9.94%	3,581	2002
	9.516271	9.234738	-2.96%	2,780	2001
	10.000000	9.516271	-4.84%	427	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.458610	6.721340	4.07%	10,087	2005
	6.359381	6.458610	1.56%	11,358	2004
	7.876002	6.359381	30.42%	2,612	2003
	10.748327	8.968307	-16.56%	13,171	2002
	8.772116	7.107758	-18.97%	150	2001
	10.000000	8.772116	-12.28%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.624929	13.268641	5.10%	11,322	2005
	11.402633	12.624929	10.72%	10,744	2004
	8.968307	11.402633	27.14%	14,532	2003
	10.748327	8.968307	-16.56%	13,171	2002
	11.131035	10.748327	-3.44%	14,777	2001
	10.000000	11.131035	11.31%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.351322	7.865107	6.99%	6,172	2005
	6.951912	7.351322	5.75%	1,533	2004
	5.440694	6.951912	27.78%	1,449	2003
	7.094414	5.440694	-23.31%	1,257	2002
	8.454422	7.094414	-16.09%	612	2001
	10.000000	8.454422	-15.46%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.443943	13.888868	3.31%	1,360	2005
	11.853244	13.443943	13.42%	1,395	2004
	8.356954	11.853244	41.84%	2,080	2003
	8.817933	8.356954	-5.23%	1,310	2002
	9.037095	8.817933	-2.43%	1,296	2001
	10.000000	9.037095	-9.63%	615	2000*

Fidelity Advisor Overseas Fund: Class A	9.073477	10.242907	12.89%	7,799	2005
	8.131129	9.073477	11.59%	7,799	2004
	5.705561	8.131129	42.51%	4,853	2003
	7.234357	5.705561	-21.13%	56	2002
	9.173113	7.234357	-21.14%	0	2001
	10.000000	9.173113	-8.27%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.040339	12.946101	17.26%	209	2005
	10.000000	11.040339	10.40%	2,101	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.266623	20.006081	9.52%	13,530	2005
	14.762149	18.266623	23.74%	11,839	2004
	11.536558	14.762149	27.96%	9,345	2003
	12.423522	11.536558	-7.14%	7,334	2002
	10.689496	12.423522	16.22%	5,996	2001
	10.000000	10.689496	6.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.118627	15.334434	8.61%	12,758	2005
	12.597135	14.118627	12.08%	11,720	2004
	10.109649	12.597135	24.61%	12,940	2003
	11.528653	10.109649	-12.31%	12,553	2002
	11.020957	11.528653	4.61%	7,989	2001
	10.000000	11.020957	10.21%	1,098	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.059059	7.706217	9.17%	19,730	2005
	6.323893	7.059059	11.63%	26,951	2004
	4.651353	6.323893	35.96%	25,749	2003
	6.688950	4.651353	-30.46%	25,389	2002
	8.524143	6.688950	-21.53%	20,740	2001
	10.000000	8.524143	-14.76%	2,066	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.528731	12.538624	8.76%	403	2005
	10.000000	11.528731	15.29%	4,750	2004*

Gartmore Bond Fund: Class D	13.475719	13.723662	1.84%	1,469	2005
	13.017763	13.475719	3.52%	1,312	2004
	12.390913	13.017763	5.06%	2,504	2003
	11.483487	12.390913	7.90%	2,642	2002
	10.587355	11.483487	8.46%	2,219	2001
	10.000000	10.587355	5.87%	253	2000*

Gartmore Bond Index Fund: Class A	12.530415	12.605209	0.60%	721	2005
	12.232479	12.530415	2.44%	727	2004
	12.006035	12.232479	1.89%	783	2003
	11.107857	12.006035	8.09%	679	2002
	10.498429	11.107857	5.80%	326	2001
	10.000000	10.498429	4.98%	0	2000*

Gartmore Government Bond Fund: Class D	13.170549	13.367462	1.50%	891	2005
	12.895414	13.170549	2.13%	890	2004
	12.815484	12.895414	0.62%	1,175	2003
	11.693717	12.815484	9.59%	1,178	2002
	10.965038	11.693717	6.65%	36	2001
	10.000000	10.965038	9.65%	0	2000*

Gartmore Growth Fund: Class A	10.828957	11.347626	4.79%	631	2005
	10.173125	10.828957	6.45%	617	2004
	10.000000	10.173125	1.73%	508	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.177920	5.448464	5.22%	4	2005
	4.850005	5.177920	6.76%	4	2004
	3.692057	4.850005	31.36%	4	2003
	5.244071	3.692057	-29.60%	4	2002
	7.354379	5.244071	-28.69%	1,729	2001
	10.000000	7.354379	-26.46%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.044879	11.255937	1.91%	254	2005
	10.675420	11.044879	3.46%	135	2004
	10.042339	10.675420	6.30%	34	2003
	10.116905	10.042339	-0.74%	0	2002
	10.031767	10.116905	0.85%	0	2001
	10.000000	10.031767	0.32%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.841283	11.177664	3.10%	13,761	2005
	10.254387	10.841283	5.72%	139	2004
	9.146530	10.254387	12.11%	59	2003
	9.672375	9.146530	-5.44%	0	2002
	9.910766	9.672375	-2.41%	0	2001
	10.000000	9.910766	-0.89%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.442372	10.869303	4.09%	19,585	2005
	9.664461	10.442372	8.05%	13,551	2004
	8.175467	9.664461	18.21%	5,125	2003
	9.153360	8.175467	-10.68%	794	2002
	9.732005	9.153360	-5.95%	367	2001
	10.000000	9.732005	-2.68%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.083985	10.659015	5.70%	5,556	2005
	9.109664	10.083985	10.70%	5,227	2004
	7.303278	9.109664	24.73%	2,672	2003
	8.643486	7.303278	-15.51%	0	2002
	9.596497	8.643486	-9.93%	0	2001
	10.000000	9.596497	-4.04%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.756735	10.391091	6.50%	1,581	2005
	8.666547	9.756735	12.58%	1,144	2004
	6.664095	8.666547	30.05%	559	2003
	8.270286	6.664095	-19.42%	276	2002
	9.458313	8.270286	-12.56%	57	2001
	10.000000	9.458313	-5.42%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.537837	10.691980	12.10%	14	2005
	8.107094	9.537837	17.65%	14	2004
	5.990938	8.107094	35.32%	2,857	2003
	7.371729	5.990938	-18.73%	0	2002
	9.635373	7.371729	-23.49%	0	2001
	10.000000	9.635373	-3.65%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.979235	13.750124	5.94%	6,667	2005
	11.341800	12.979235	14.44%	5,593	2004
	8.970753	11.341800	26.43%	405	2003
	10.537091	8.970753	-14.86%	384	2002
	11.206898	10.537091	-5.98%	359	2001
	10.000000	11.206898	12.07%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	12.017811	13.271220	10.43%	2,443	2005
	10.529334	12.017811	14.14%	845	2004
	7.934376	10.529334	32.71%	437	2003
	9.483442	7.934376	-16.33%	403	2002
	9.778319	9.483442	-3.02%	0	2001
	10.000000	9.778319	-2.22%	0	2000*

Gartmore Money Market Fund: Service Class	10.360324	10.493841	1.29%	12,241	2005
	10.420989	10.360324	-0.58%	11,683	2004
	10.500062	10.420989	-0.75%	104,466	2003
	10.527209	10.500062	-0.26%	21,913	2002
	10.311743	10.527209	2.09%	3,642	2001
	10.000000	10.311743	3.12%	3,555	2000*

Gartmore Nationwide® Fund: Class D	9.231608	9.787692	6.02%	2,571	2005
	8.516240	9.231608	8.40%	2,190	2004
	6.785187	8.516240	25.51%	1,699	2003
	8.291298	6.785187	-18.16%	1,659	2002
	9.535992	8.291298	-13.05%	1,126	2001
	10.000000	9.535992	-4.64%	0	2000*

Gartmore S&P 500® Index Fund: Service Class	8.133729	8.373173	2.94%	19,485	2005
	7.467860	8.133729	8.92%	21,744	2004
	5.917876	7.467860	26.19%	26,156	2003
	7.749987	5.917876	-23.64%	26,252	2002
	8.952563	7.749987	-13.43%	26,224	2001
	10.000000	8.952563	-10.47%	13,854	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.293131	17.292503	20.98%	1,263	2005
	11.508569	14.293131	24.20%	2,125	2004
	7.873769	11.508569	46.16%	1,707	2003
	9.789141	7.873769	-19.57%	473	2002
	10.104415	9.789141	-3.12%	314	2001
	10.000000	10.104415	1.04%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.394860	12.771702	3.04%	6,489	2005
	10.658775	12.394860	16.29%	6,984	2004
	7.421210	10.658775	43.63%	2,900	2003
	9.505602	7.421210	-21.93%	579	2002
	9.468307	9.505602	0.39%	34	2001
	10.000000	9.468307	-5.32%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.775386	14.677502	6.55%	4,246	2005
	12.300845	13.775386	11.99%	4,227	2004
	9.112582	12.300845	34.99%	297	2003
	10.775717	9.112582	-15.43%	407	2002
	10.714896	10.775717	0.57%	61	2001
	10.000000	10.714896	7.15%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.515057	10.648001	1.26%	199	2005
	9.814753	10.515057	7.14%	239	2004
	8.393353	9.814753	16.93%	27	2003
	9.693136	8.393353	-13.41%	27	2002
	10.000000	9.693136	-3.07%	10	2001*

Janus Adviser Balanced Fund: Class S	10.214991	10.860987	6.32%	5,706	2005
	9.541282	10.214991	7.06%	6,598	2004
	8.475036	9.541282	12.58%	5,626	2003
	9.185750	8.475036	-7.74%	4,602	2002
	9.776049	9.185750	-6.04%	2,340	2001
	10.000000	9.776049	-2.24%	0	2000*

Janus Adviser International Growth Fund: Class S	7.871278	10.239648	30.09%	882	2005
	6.650620	7.871278	18.35%	1,065	2004
	4.996933	6.650620	33.09%	4,599	2003
	6.803385	4.996933	-26.55%	1,020	2002
	8.923087	6.803385	-23.76%	510	2001
	10.000000	8.923087	-10.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.309917	6.609424	4.75%	10,101	2005
	6.101021	6.309917	3.42%	11,882	2004
	5.029762	6.101021	21.30%	36,613	2003
	6.883244	5.029762	-26.93%	35,553	2002
	8.832466	6.883244	-22.07%	32,550	2001
	10.000000	8.832466	-11.68%	596	2000*

Janus Fund	5.590425	5.740458	2.68%	27,953	2005
	5.407741	5.590425	3.38%	32,978	2004
	4.157816	5.407741	30.06%	32,740	2003
	5.812575	4.157816	-28.47%	36,623	2002
	7.966367	5.812575	-27.04%	43,583	2001
	10.000000	7.966367	-20.34%	12,558	2000*

Janus Twenty Fund	5.451325	5.890471	8.06%	34,451	2005
	4.455692	5.451325	22.35%	39,683	2004
	3.600786	4.455692	23.74%	62,232	2003
	4.799250	3.600786	-24.97%	61,727	2002
	6.865273	4.799250	-30.09%	54,277	2001
	10.000000	6.865273	-31.35%	9,400	2000*

Janus Worldwide Fund	5.589358	5.842125	4.52%	11,955	2005
	5.363196	5.589358	4.22%	13,923	2004
	4.371576	5.363196	22.68%	15,685	2003
	5.983612	4.371576	-26.94%	15,774	2002
	7.857420	5.983612	-23.85%	15,774	2001
	10.000000	7.857420	-21.43%	13,661	2000*

Lazard Small Cap Portfolio: Open Shares	15.735583	16.149695	2.63%	4,594	2005
	13.868624	15.735583	13.46%	5,649	2004
	10.135587	13.868624	36.83%	643	2003
	12.490226	10.135587	-18.85%	2,530	2002
	10.748184	12.490226	16.21%	191	2001
	10.000000	10.748184	7.48%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	19.116346	21.955407	14.85%	12,135	2005
	16.311595	19.116346	17.19%	10,492	2004
	12.546432	16.311595	30.01%	8,161	2003
	13.097428	12.546432	-4.21%	7,872	2002
	11.834435	13.097428	10.67%	1,073	2001
	10.000000	11.834435	18.34%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.127638	10.827329	6.91%	4,649	2005
	8.846154	10.127638	14.49%	5,841	2004
	6.635151	8.846154	33.32%	567	2003
	9.068584	6.635151	-26.83%	567	2002
	9.364503	9.068584	-3.16%	0	2001
	10.000000	9.364503	-6.35%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.310857	13.159036	16.34%	5,975	2005
	9.623468	11.310857	17.53%	5,873	2004
	7.183433	9.623468	33.97%	2,113	2003
	9.687316	7.183433	-25.85%	2,316	2002
	10.139842	9.687316	-4.46%	2,389	2001
	10.000000	10.139842	1.40%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.290283	11.980291	6.11%	313	2005
	10.000000	11.290283	12.90%	7	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.674143	7.934355	3.39%	9,767	2005
	7.299928	7.674143	5.13%	9,045	2004
	5.710251	7.299928	27.84%	6,789	2003
	7.841725	5.710251	-27.18%	6,166	2002
	9.096421	7.841725	-13.79%	3,854	2001
	10.000000	9.096421	-9.04%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.102022	12.268612	1.38%	953	2005
	11.221755	12.102022	7.84%	949	2004
	10.000000	11.221755	12.22%	0	2003

Oppenheimer Global Fund: Class A	10.498606	11.801884	12.41%	18,115	2005
	8.958737	10.498606	17.19%	20,334	2004
	6.340718	8.958737	41.29%	19,394	2003
	8.279781	6.340718	-23.42%	17,227	2002
	9.506920	8.279781	-12.91%	14,297	2001
	10.000000	9.506920	-4.93%	1,368	2000*

Oppenheimer Strategic Income Fund: Class A	13.659196	14.049441	2.86%	886	2005
	12.618618	13.659196	8.25%	448	2004
	10.684842	12.618618	18.10%	2,355	2003
	10.126843	10.684842	5.51%	2,117	2002
	9.902442	10.126843	2.27%	2,094	2001
	10.000000	9.902442	-0.98%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.545805	13.003547	12.63%	9,605	2005
	10.000000	11.545805	15.46%	9,297	2004*

PIMCO Total Return Fund: Class A	13.023306	13.169144	1.12%	5,002	2005
	12.603192	13.023306	3.33%	7,643	2004
	12.147584	12.603192	3.75%	8,075	2003
	11.219503	12.147584	8.27%	9,495	2002
	10.427070	11.219503	7.60%	367	2001
	10.000000	10.427070	4.27%	0	2000*

Putnam International Equity Fund: Class A	14.531712	16.155233	11.17%	0	2005
	12.660296	14.531712	14.78%	0	2004
	10.000000	12.660296	26.60%	1,817	2003*

Putnam Voyager Fund: Class A	12.156415	12.664819	4.18%	0	2005
	11.747010	12.156415	3.49%	0	2004
	10.000000	11.747010	17.47%	0	2003*

Templeton Foreign Fund: Class A	12.897232	14.090775	9.25%	656	2005
	11.054959	12.897232	16.66%	777	2004
	8.577393	11.054959	28.88%	4,190	2003
	9.507892	8.577393	-9.79%	1,070	2002
	10.457445	9.507892	-9.08%	75	2001
	10.000000	10.457445	4.57%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.950938	15.137442	8.50%	3,502	2005
	12.399029	13.950938	12.52%	1,471	2004
	10.000000	12.399029	23.99%	444	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.668738	17.036792	16.14%	0	2005
	12.273609	14.668738	19.51%	1,154	2004
	10.000000	12.273609	22.74%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.198981	19.804191	15.15%	3,904	2005
	12.743071	17.198981	34.97%	2,138	2004
	10.000000	12.743071	27.43%	741	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.658651	15.157131	10.97%	688	2005
	12.212131	13.658651	11.84%	688	2004
	10.000000	12.212131	22.12%	5	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.040013	12.211584	10.61%	9,294	2005
	10.167241	11.040013	8.58%	9,140	2004
	7.423148	10.167241	36.97%	6,173	2003
	9.310678	7.423148	-20.27%	13,445	2002
	9.592533	9.310678	-2.94%	19,557	2001
	10.000000	9.592533	-4.07%	335	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.029520	11.871570	7.63%	0	2005
	9.922320	11.029520	11.16%	0	2004
	10.000000	9.922320	-0.78%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.018997	6.805822	-3.04%	0	2005
	6.528172	7.018997	7.52%	1,854	2004
	5.312256	6.528172	22.89%	669	2003
	6.882044	5.312256	-22.81%	581	2002
	8.719171	6.882044	-21.07%	0	2001
	10.000000	8.719171	-12.81%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.100597	11.01%	4,001	2005*

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.265608	2.66%	0	2005*

AIM Dynamics Fund: Investor Class	5.671776	6.178470	8.93%	213	2005
	5.133510	5.671776	10.49%	219	2004
	3.761381	5.133510	36.48%	235	2003
	5.695129	3.761381	-33.95%	1,133	2002
	8.598799	5.695129	-33.77%	1,038	2001
	10.000000	8.598799	-14.01%	0	2000*

AIM Small Company Growth Fund: Investor Class	6.848985	7.131327	4.12%	184	2005
	6.138713	6.848985	11.57%	601	2004
	4.658997	6.138713	31.76%	1,212	2003
	6.879614	4.658997	-32.28%	1,724	2002
	8.814308	6.879614	-21.95%	1,685	2001
	10.000000	8.814308	-11.86%	59	2000*

American Century Growth: Investor Class	6.226963	6.443761	3.48%	0	2005
	5.740277	6.226963	8.48%	0	2004
	4.674668	5.740277	22.80%	0	2003
	6.411496	4.674668	-27.09%	545	2002
	7.987637	6.411496	-19.73%	501	2001
	10.000000	7.987637	-20.12%	0	2000*

American Century Income & Growth: Advisor Class	9.062817	9.350512	3.17%	648	2005
	8.146479	9.062817	11.25%	1,145	2004
	6.381861	8.146479	27.65%	1,485	2003
	8.042401	6.381861	-20.65%	1,519	2002
	8.918944	8.042401	-9.83%	1,555	2001
	10.000000	8.918944	-10.81%	56	2000*

American Century International Growth: Advisor Class	6.971582	7.779870	11.59%	0	2005
	6.139943	6.971582	13.54%	0	2004
	4.972216	6.139943	23.49%	0	2003
	6.256338	4.972216	-20.53%	0	2002
	8.683607	6.256338	-27.95%	0	2001
	10.000000	8.683607	-13.16%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.488511	11.528231	0.35%	636	2005
	11.563606	11.488511	-0.65%	714	2004
	11.586718	11.563606	-0.20%	898	2003
	11.155138	11.586718	3.87%	931	2002
	10.548476	11.155138	5.75%	967	2001
	10.000000	10.548476	5.48%	0	2000*

American Century Ultra: Investor Class	6.933475	6.988522	0.79%	412	2005
	6.346108	6.933475	9.26%	607	2004
	5.109900	6.346108	24.19%	517	2003
	6.736581	5.109900	-24.15%	921	2002
	7.994131	6.736581	-15.73%	1,234	2001
	10.000000	7.994131	-20.06%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.262256	12.558427	11.51%	0	2005
	10.000000	11.262256	12.62%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.890103	9.138104	2.79%	4,495	2005
	8.531914	8.890103	4.20%	4,603	2004
	7.180318	8.531914	18.82%	4,466	2003
	8.780286	7.180318	-18.22%	4,582	2002
	9.968140	8.780286	-11.92%	5,631	2001
	10.000000	9.968140	-0.32%	0	2000*

Dreyfus Emerging Leaders Fund	11.174553	12.041500	7.76%	0	2005
	9.911270	11.174553	12.75%	0	2004
	7.199242	9.911270	37.67%	0	2003
	9.136222	7.199242	-21.20%	0	2002
	10.275676	9.136222	-11.09%	0	2001
	10.000000	10.275676	2.76%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.128127	9.864760	-2.60%	0	2005
	10.000000	10.128127	1.28%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.885798	6.010876	2.13%	0	2005
	5.629649	5.885798	4.55%	0	2004
	4.531317	5.629649	24.24%	0	2003
	6.500494	4.531317	-30.29%	0	2002
	8.634638	6.500494	-24.72%	0	2001
	10.000000	8.634638	-13.65%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.679102	13.755987	0.56%	0	2005
	12.979119	13.679102	5.39%	0	2004
	11.650514	12.979119	11.40%	0	2003
	11.039112	11.650514	5.54%	0	2002
	10.422072	11.039112	5.92%	0	2001
	10.000000	10.422072	4.22%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.243822	8.382260	1.68%	0	2005
	7.393264	8.243822	11.50%	0	2004
	6.043726	7.393264	22.33%	0	2003
	7.599504	6.043726	-20.47%	0	2002
	8.681500	7.599504	-12.46%	0	2001
	10.000000	8.681500	-13.19%	0	2000*

Federated High Yield Trust	11.794772	11.924642	1.10%	464	2005
	10.705081	11.794772	10.18%	491	2004
	8.831051	10.705081	21.22%	519	2003
	8.941931	8.831051	-1.24%	549	2002
	9.234453	8.941931	-3.17%	583	2001
	10.000000	9.234453	-7.66%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.582394	12.674589	0.73%	0	2005
	12.350289	12.582394	1.88%	0	2004
	11.800315	12.350289	4.66%	0	2003
	10.977587	11.800315	7.49%	0	2002
	10.358205	10.977587	5.98%	0	2001
	10.000000	10.358205	3.58%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.032354	10.425398	3.92%	0	2005
	9.662959	10.032354	3.82%	0	2004
	8.305732	9.662959	16.34%	0	2003
	9.226946	8.305732	-9.98%	0	2002
	9.513092	9.226946	-3.01%	0	2001
	10.000000	9.513092	-4.87%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.444724	6.703503	4.02%	0	2005
	6.348915	6.444724	1.51%	0	2004
	4.870447	6.348915	30.36%	0	2003
	7.103265	4.870447	-31.43%	0	2002
	8.771039	7.103265	-19.01%	0	2001
	10.000000	8.771039	-12.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.595125	13.230641	5.05%	959	2005
	11.381485	12.595125	10.66%	974	2004
	8.956187	11.381485	27.08%	381	2003
	10.739262	8.956187	-16.60%	381	2002
	11.127322	10.739262	-3.49%	466	2001
	10.000000	11.127322	11.27%	46	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.333949	7.842561	6.94%	0	2005
	6.939003	7.333949	5.69%	0	2004
	5.433336	6.939003	27.71%	0	2003
	7.088419	5.433336	-23.35%	0	2002
	8.451595	7.088419	-16.13%	0	2001
	10.000000	8.451595	-15.48%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.412215	13.849093	3.26%	0	2005
	11.831255	13.412215	13.36%	0	2004
	8.345676	11.831255	41.77%	0	2003
	8.810489	8.345676	-5.28%	0	2002
	9.034070	8.810489	-2.47%	0	2001
	10.000000	9.034070	-9.66%	0	2000*

Fidelity Advisor Overseas Fund: Class A	9.053978	10.215737	12.83%	0	2005
	8.117769	9.053978	11.53%	0	2004
	5.699076	8.117769	42.44%	1,459	2003
	7.229793	5.699076	-21.17%	0	2002
	9.171999	7.229793	-21.18%	0	2001
	10.000000	9.171999	-8.28%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.036651	12.935248	17.20%	62	2005
	10.000000	11.036651	10.37%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.227422	19.953063	9.47%	1,406	2005
	14.737925	18.227422	23.68%	1,159	2004
	11.523452	14.737925	27.90%	55	2003
	12.415691	11.523452	-7.19%	0	2002
	10.688197	12.415691	16.16%	0	2001
	10.000000	10.688197	6.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.085310	15.290529	8.56%	3,962	2005
	12.573771	14.085310	12.02%	4,010	2004
	10.095992	12.573771	24.54%	3,627	2003
	11.518915	10.095992	-12.35%	3,625	2002
	11.017274	11.518915	4.55%	4,512	2001
	10.000000	11.017274	10.17%	48	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.042397	7.684156	9.11%	0	2005
	6.312164	7.042397	11.57%	0	2004
	4.645069	6.312164	35.89%	963	2003
	6.683300	4.645069	-30.50%	984	2002
	8.521284	6.683300	-21.57%	2,277	2001
	10.000000	8.521284	-14.79%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.524879	12.528108	8.70%	0	2005
	10.000000	11.524879	15.25%	0	2004*

Gartmore Bond Fund: Class D	13.443856	13.684300	1.79%	0	2005
	12.993563	13.443856	3.47%	0	2004
	12.374141	12.993563	5.01%	0	2003
	11.473753	12.374141	7.85%	0	2002
	10.583768	11.473753	8.41%	0	2001
	10.000000	10.583768	5.84%	0	2000*

Gartmore Bond Index Fund: Class A	12.503446	12.571728	0.55%	320	2005
	12.212333	12.503446	2.38%	0	2004
	11.992332	12.212333	1.83%	0	2003
	11.100801	11.992332	8.03%	0	2002
	10.497107	11.100801	5.75%	0	2001
	10.000000	10.497107	4.97%	0	2000*

Gartmore Government Bond Fund: Class D	13.139449	13.329154	1.44%	1,312	2005
	12.871487	13.139449	2.08%	1,424	2004
	12.798191	12.871487	0.57%	1,691	2003
	11.683848	12.798191	9.54%	1,741	2002
	10.961368	11.683848	6.59%	1,796	2001
	10.000000	10.961368	9.61%	0	2000*

Gartmore Growth Fund: Class A	10.823294	11.335970	4.74%	0	2005
	10.172955	10.823294	6.39%	0	2004
	10.000000	10.172955	1.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.165705	5.432858	5.17%	0	2005
	4.841014	5.165705	6.71%	0	2004
	3.687081	4.841014	31.30%	0	2003
	5.239651	3.687081	-29.63%	0	2002
	7.351913	5.239651	-28.73%	0	2001
	10.000000	7.351913	-26.48%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	11.021141	11.226092	1.86%	1,086	2005
	10.657876	11.021141	3.41%	1,086	2004
	10.030912	10.657876	6.25%	1,086	2003
	10.110513	10.030912	-0.79%	1,086	2002
	10.030541	10.110513	0.80%	0	2001
	10.000000	10.030541	0.31%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.817998	11.148013	3.05%	0	2005
	10.237543	10.817998	5.67%	0	2004
	9.136132	10.237543	12.06%	0	2003
	9.666276	9.136132	-5.48%	0	2002
	9.909557	9.666276	-2.46%	0	2001
	10.000000	9.909557	-0.90%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.419925	10.840463	4.04%	372	2005
	9.648575	10.419925	7.99%	0	2004
	8.166163	9.648575	18.15%	0	2003
	9.147586	8.166163	-10.73%	0	2002
	9.730818	9.147586	-5.99%	0	2001
	10.000000	9.730818	-2.69%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.062306	10.630741	5.65%	2,380	2005
	9.094685	10.062306	10.64%	0	2004
	7.294964	9.094685	24.67%	0	2003
	8.638019	7.294964	-15.55%	0	2002
	9.595327	8.638019	-9.98%	0	2001
	10.000000	9.595327	-4.05%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.735786	10.363542	6.45%	0	2005
	8.652313	9.735786	12.52%	0	2004
	6.656512	8.652313	29.98%	0	2003
	8.265073	6.656512	-19.46%	0	2002
	9.457166	8.265073	-12.61%	0	2001
	10.000000	9.457166	-5.43%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.517329	10.663599	12.04%	0	2005
	8.093754	9.517329	17.59%	0	2004
	5.984110	8.093754	35.25%	0	2003
	7.367062	5.984110	-18.77%	0	2002
	9.634199	7.367062	-23.53%	0	2001
	10.000000	9.634199	-3.66%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.948613	13.710760	5.89%	893	2005
	11.320765	12.948613	14.38%	612	2004
	8.958653	11.320765	26.37%	0	2003
	10.528227	8.958653	-14.91%	0	2002
	11.203169	10.528227	-6.02%	0	2001
	10.000000	11.203169	12.03%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.991983	13.236015	10.37%	128	2005
	10.512018	11.991983	14.08%	69	2004
	7.925334	10.512018	32.64%	0	2003
	9.477447	7.925334	-16.38%	0	2002
	9.777126	9.477447	-3.07%	0	2001
	10.000000	9.777126	-2.23%	0	2000*

Gartmore Money Market Fund: Service Class	10.335825	10.463740	1.24%	1,815	2005
	10.401613	10.335825	-0.63%	1,947	2004
	10.485848	10.401613	-0.80%	1,944	2003
	10.518284	10.485848	-0.31%	3,044	2002
	10.308248	10.518284	2.04%	3,845	2001
	10.000000	10.308248	3.08%	17,383	2000*

Gartmore Nationwide® Fund: Class D	9.209808	9.759652	5.97%	0	2005
	8.500432	9.209808	8.35%	0	2004
	6.776015	8.500432	25.45%	0	2003
	8.284296	6.776015	-18.21%	0	2002
	9.532796	8.284296	-13.10%	0	2001
	10.000000	9.532796	-4.67%	706	2000*

Gartmore S&P 500® Index Fund: Service Class	8.114505	8.349159	2.89%	1,100	2005
	7.453978	8.114505	8.86%	1,110	2004
	5.909866	7.453978	26.13%	1,116	2003
	7.743437	5.909866	-23.68%	1,812	2002
	8.949571	7.743437	-13.48%	2,113	2001
	10.000000	8.949571	-10.50%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.259366	17.242952	20.92%	0	2005
	11.487198	14.259366	24.13%	0	2004
	7.863125	11.487198	46.09%	0	2003
	9.780872	7.863125	-19.61%	0	2002
	10.101029	9.780872	-3.17%	0	2001
	10.000000	10.101029	1.01%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.368256	12.737857	2.99%	0	2005
	10.641275	12.368256	16.23%	0	2004
	7.412770	10.641275	43.55%	0	2003
	9.499615	7.412770	-21.97%	0	2002
	9.467156	9.499615	0.34%	0	2001
	10.000000	9.467156	-5.33%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.745784	14.638574	6.50%	0	2005
	12.280627	13.745784	11.93%	0	2004
	9.102208	12.280627	34.92%	0	2003
	10.768918	9.102208	-15.48%	0	2002
	10.713600	10.768918	0.52%	0	2001
	10.000000	10.713600	7.14%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.496867	10.624217	1.21%	0	2005
	9.802732	10.496867	7.08%	0	2004
	8.387312	9.802732	16.88%	0	2003
	9.691085	8.387312	-13.45%	0	2002
	10.000000	9.691085	-3.09%	0	2001*

Janus Adviser Balanced Fund: Class S	10.193063	10.832198	6.27%	434	2005
	9.525617	10.193063	7.01%	434	2004
	8.465394	9.525617	12.52%	434	2003
	9.179953	8.465394	-7.78%	434	2002
	9.774860	9.179953	-6.09%	434	2001
	10.000000	9.774860	-2.25%	0	2000*

Janus Adviser International Growth Fund: Class S	7.854372	10.212503	30.02%	504	2005
	6.639687	7.854372	18.29%	511	2004
	4.991247	6.639687	33.03%	517	2003
	6.799087	4.991247	-26.59%	524	2002
	8.921998	6.799087	-23.79%	533	2001
	10.000000	8.921998	-10.78%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.296361	6.591904	4.69%	2	2005
	6.090986	6.296361	3.37%	101	2004
	5.024026	6.090986	21.24%	1,005	2003
	6.878887	5.024026	-26.96%	983	2002
	8.831383	6.878887	-22.11%	988	2001
	10.000000	8.831383	-11.69%	0	2000*

Janus Fund	5.577204	5.723993	2.63%	3,653	2005
	5.397680	5.577204	3.33%	3,655	2004
	4.152184	5.397680	30.00%	3,645	2003
	5.807656	4.152184	-28.50%	4,502	2002
	7.963696	5.807656	-27.07%	4,731	2001
	10.000000	7.963696	-20.36%	0	2000*

Janus Twenty Fund	5.438489	5.873640	8.00%	780	2005
	4.447452	5.438489	22.28%	922	2004
	3.595928	4.447452	23.68%	1,244	2003
	4.795193	3.595928	-25.01%	1,959	2002
	6.862971	4.795193	-30.13%	2,460	2001
	10.000000	6.862971	-31.37%	1,393	2000*

Janus Worldwide Fund	5.576154	5.825376	4.47%	0	2005
	5.353237	5.576154	4.16%	0	2004
	4.365664	5.353237	22.62%	0	2003
	5.978543	4.365664	-26.98%	0	2002
	7.854786	5.978543	-23.89%	0	2001
	10.000000	7.854786	-21.45%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.698453	16.103462	2.58%	0	2005
	13.842904	15.698453	13.40%	337	2004
	10.121904	13.842904	36.76%	337	2003
	12.479702	10.121904	-18.89%	337	2002
	10.744604	12.479702	16.15%	337	2001
	10.000000	10.744604	7.45%	55	2000*

Neuberger Berman Genesis Fund: Trust Class	19.071243	21.892565	14.79%	2,010	2005
	16.281345	19.071243	17.14%	1,579	2004
	12.529505	16.281345	29.94%	1,269	2003
	13.086390	12.529505	-4.26%	1,219	2002
	11.830480	13.086390	10.62%	537	2001
	10.000000	11.830480	18.30%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.103711	10.796285	6.85%	0	2005
	8.829715	10.103711	14.43%	0	2004
	6.626177	8.829715	33.26%	0	2003
	9.060927	6.626177	-26.87%	0	2002
	9.361366	9.060927	-3.21%	0	2001
	10.000000	9.361366	-6.39%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.284114	13.121299	16.28%	0	2005
	9.605583	11.284114	17.47%	0	2004
	7.173724	9.605583	33.90%	0	2003
	9.679134	7.173724	-25.88%	0	2002
	10.136452	9.679134	-4.51%	0	2001
	10.000000	10.136452	1.36%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.286514	11.970241	6.06%	0	2005
	10.000000	11.286514	12.87%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.657628	7.913297	3.34%	200	2005
	7.287922	7.657628	5.07%	210	2004
	5.703747	7.287922	27.77%	220	2003
	7.836767	5.703747	-27.22%	229	2002
	9.095312	7.836767	-13.84%	242	2001
	10.000000	9.095312	-9.05%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.091787	12.252047	1.33%	949	2005
	11.217943	12.091787	7.79%	965	2004
	10.000000	11.217943	12.18%	981	2003*

Oppenheimer Global Fund: Class A	10.473797	11.768049	12.36%	2,971	2005
	8.942095	10.473797	17.13%	3,129	2004
	6.332144	8.942095	41.22%	3,065	2003
	8.272774	6.332144	-23.46%	3,608	2002
	9.503727	8.272774	-12.95%	3,977	2001
	10.000000	9.503727	-4.96%	0	2000*

Oppenheimer Strategic Income Fund: Class A	13.629849	14.012177	2.81%	0	2005
	12.597886	13.629849	8.19%	0	2004
	10.672692	12.597886	18.04%	0	2003
	10.120453	10.672692	5.46%	0	2002
	9.901233	10.120453	2.21%	0	2001
	10.000000	9.901233	-0.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.541948	12.992657	12.57%	1,224	2005
	10.000000	11.541948	15.42%	532	2004*

PIMCO Total Return Fund: Class A	12.995274	13.134164	1.07%	4,493	2005
	12.582434	12.995274	3.28%	4,633	2004
	12.133719	12.582434	3.70%	4,614	2003
	11.212375	12.133719	8.22%	5,596	2002
	10.425752	11.212375	7.55%	6,666	2001
	10.000000	10.425752	4.26%	0	2000*

Putnam International Equity Fund: Class A	14.519448	16.133442	11.12%	0	2005
	12.656013	14.519448	14.72%	0	2004
	10.000000	12.656013	26.56%	0	2003*

Putnam Voyager Fund: Class A	12.146176	12.647762	4.13%	0	2005
	11.743044	12.146176	3.43%	0	2004
	10.000000	11.743044	17.43%	0	2003*

Templeton Foreign Fund: Class A	12.866781	14.050409	9.20%	170	2005
	11.034434	12.866781	16.61%	170	2004
	8.565794	11.034434	28.82%	170	2003
	9.499851	8.565794	-9.83%	170	2002
	10.453942	9.499851	-9.13%	170	2001
	10.000000	10.453942	4.54%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.939145	15.117007	8.45%	222	2005
	12.394832	13.939145	12.46%	222	2004
	10.000000	12.394832	23.95%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.656366	17.013840	16.08%	658	2005
	12.269456	14.656366	19.45%	415	2004
	10.000000	12.269456	22.69%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.184488	19.777506	15.09%	564	2005
	12.738769	17.184488	34.90%	233	2004
	10.000000	12.738769	27.39%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.647137	15.136724	10.92%	0	2005
	12.208004	13.647137	11.79%	0	2004
	10.000000	12.208004	22.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	11.013921	12.176585	10.56%	103	2005
	10.148346	11.013921	8.53%	481	2004
	7.413111	10.148346	36.90%	481	2003
	9.302810	7.413111	-20.31%	481	2002
	9.589319	9.302810	-2.99%	579	2001
	10.000000	9.589319	-4.11%	60	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.023059	11.858635	7.58%	0	2005
	9.921521	11.023059	11.10%	0	2004
	10.000000	9.921521	-0.78%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	7.003897	6.787749	-3.09%	0	2005
	6.517425	7.003897	7.46%	0	2004
	5.306200	6.517425	22.83%	0	2003
	6.877692	5.306200	-22.85%	0	2002
	8.718108	6.877692	-21.11%	0	2001
	10.000000	8.718108	-12.82%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.096503	10.97%	0	2005*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.263215	2.63%	196	2005*

AIM Dynamics Fund: Investor Class	5.658361	6.160738	8.88%	11,409	2005
	5.123960	5.658361	10.43%	10,109	2004
	3.756287	5.123960	36.41%	8,223	2003
	5.690302	3.756287	-33.99%	7,410	2002
	8.595917	5.690302	-33.80%	2,604	2001
	10.000000	8.595917	-14.04%	719	2000*

AIM Small Company Growth Fund: Investor Class	6.832811	7.110891	4.07%	1,063	2005
	6.127322	6.832811	11.51%	801	2004
	4.652697	6.127322	31.69%	639	2003
	6.873792	4.652697	-32.31%	45,523	2002
	8.811353	6.873792	-21.99%	449	2001
	10.000000	8.811353	-11.89%	330	2000*

American Century Growth: Investor Class	6.212263	6.425292	3.43%	7,492	2005
	5.729618	6.212263	8.42%	6,506	2004
	4.668348	5.729618	22.73%	5,283	2003
	6.406085	4.668348	-27.13%	4,954	2002
	7.984965	6.406085	-19.77%	979	2001
	10.000000	7.984965	-20.15%	492	2000*

American Century Income & Growth: Advisor Class	9.041412	9.323705	3.12%	5,115	2005
	8.131370	9.041412	11.19%	4,077	2004
	6.373248	8.131370	27.59%	3,071	2003
	8.038620	6.373248	-20.69%	2,135	2002
	8.915964	8.035620	-9.87%	1,949	2001
	10.000000	8.915964	-10.84%	791	2000*

American Century International Growth: Advisor Class	6.955110	7.757557	11.54%	432	2005
	6.128545	6.955110	13.49%	445	2004
	4.965500	6.128545	23.42%	413	2003
	6.251048	4.965500	-20.57%	315	2002
	8.680694	6.251048	-27.99%	0	2001
	10.000000	8.680694	-13.19%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.461373	11.495190	0.30%	1,099	2005
	11.542147	11.461373	-0.70%	1,145	2004
	11.571069	11.542147	-0.25%	893	2003
	11.145719	11.571069	3.82%	732	2002
	10.544941	11.145719	5.70%	357	2001
	10.000000	10.544941	5.45%	104	2000*

American Century Ultra: Investor Class	6.917098	6.968500	0.74%	18,203	2005
	6.334327	6.917098	9.20%	18,920	2004
	5.102991	6.334327	24.13%	10,756	2003
	6.730887	5.102991	-24.19%	10,073	2002
	7.991449	6.730887	-15.77%	3,451	2001
	10.000000	7.991449	-20.09%	1,690	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.258483	12.547875	11.45%	369	2005
	10.000000	11.258483	12.58%	67	2004*

Dreyfus Appreciation Fund, Inc.	8.869104	9.111928	2.74%	15,216	2005
	8.516067	8.869104	4.15%	14,882	2004
	7.170613	8.516067	18.76%	8,685	2003
	8.772873	7.170613	-18.26%	6,025	2002
	9.964802	8.772873	-11.96%	2,766	2001
	10.000000	9.964802	-0.35%	1,279	2000*

Dreyfus Emerging Leaders Fund	11.148170	12.007007	7.70%	0	2005
	9.892877	11.148170	12.69%	0	2004
	7.189525	9.892877	37.60%	0	2003
	9.128509	7.189525	-21.24%	0	2002
	10.272236	9.128509	-11.13%	0	2001
	10.000000	10.272236	2.72%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.127929	9.859591	-2.65%	1,544	2005
	10.000000	10.127929	1.28%	2,590	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.871907	5.993658	2.07%	285	2005
	5.619203	5.871907	4.50%	279	2004
	4.525199	5.619203	24.18%	265	2003
	6.495001	4.525199	-30.33%	2,654	2002
	8.631746	6.495001	-24.75%	0	2001
	10.000000	8.631746	-13.68%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.646803	13.716578	0.51%	295	2005
	12.955042	13.646803	5.34%	549	2004
	11.634787	12.955042	11.35%	549	2003
	11.029786	11.634787	5.49%	776	2002
	10.418578	11.029786	5.87%	316	2001
	10.000000	10.418578	4.19%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.226091	8.360008	1.63%	118	2005
	7.381110	8.226091	11.45%	118	2004
	6.036842	7.381110	22.27%	47	2003
	7.594692	6.036842	-20.51%	47	2002
	8.680435	7.594692	-12.51%	47	2001
	10.000000	8.680435	-13.20%	0	2000*

Federated High Yield Trust	11.766866	11.890420	1.05%	547	2005
	10.685165	11.766866	10.12%	195	2004
	8.819090	10.685165	21.16%	138	2003
	8.934346	8.819090	-1.29%	20	2002
	9.231320	8.934346	-3.22%	20	2001
	10.000000	9.231320	-7.69%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.555301	12.640909	0.68%	3,344	2005
	12.329942	12.555301	1.83%	2,615	2004
	11.786844	12.329942	4.61%	0	2003
	10.970612	11.786844	7.44%	99	2002
	10.356897	10.970612	5.93%	0	2001
	10.000000	10.356897	3.57%	0	2000*

Fidelity Advisor Balanced Fund: Class A	10.008680	10.395549	3.87%	4,172	2005
	9.645042	10.008680	3.77%	4,182	2004
	8.294516	9.645042	16.28%	4,098	2003
	9.219156	8.294516	-10.03%	3,659	2002
	9.509906	9.219156	-3.06%	2,986	2001
	10.000000	9.509906	-4.90%	1,367	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.430850	6.685701	3.96%	1,699	2005
	6.338453	6.430850	1.46%	1,111	2004
	4.864881	6.338453	30.29%	231	2003
	7.098751	4.864881	-31.47%	57	2002
	8.769968	7.098751	-19.06%	24	2001
	10.000000	8.769968	-12.30%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.565370	13.192719	4.99%	16,440	2005
	11.360340	12.565370	10.61%	12,636	2004
	8.944079	11.360340	27.02%	5,791	2003
	10.730189	8.944079	-16.65%	4,577	2002
	11.123603	10.730189	-3.54%	548	2001
	10.000000	11.123603	11.24%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.316633	7.820100	6.88%	1,498	2005
	6.926127	7.316633	5.64%	1,369	2004
	5.425999	6.926127	27.65%	1,211	2003
	7.082433	5.425999	-23.39%	960	2002
	8.448765	7.082433	-16.17%	285	2001
	10.000000	8.448765	-15.51%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.380537	13.809406	3.21%	555	2005
	11.809296	13.380537	13.31%	555	2004
	8.334404	11.809296	41.69%	591	2003
	8.803048	8.334404	-5.32%	782	2002
	9.031039	8.803048	-2.52%	0	2001
	10.000000	9.031039	-9.69%	0	2000*

Fidelity Advisor Overseas Fund: Class A	9.034510	10.188620	12.77%	143	2005
	8.104415	9.034510	11.48%	153	2004
	5.692568	8.104415	42.37%	71	2003
	7.225217	5.692568	-21.21%	0	2002
	9.170881	7.225217	-21.22%	0	2001
	10.000000	9.170881	-8.29%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.032954	12.924386	17.14%	693	2005
	10.000000	11.032954	10.33%	475	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.188237	19.900122	9.41%	9,442	2005
	14.713691	18.188237	23.61%	8,532	2004
	11.510327	14.713691	27.83%	3,648	2003
	12.407849	11.510327	-7.23%	3,127	2002
	10.686898	12.407849	16.10%	974	2001
	10.000000	10.686898	6.87%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.052054	15.246723	8.50%	8,916	2005
	12.550439	14.052054	11.96%	8,080	2004
	10.082366	12.550439	24.48%	2,476	2003
	11.509203	10.082366	-12.40%	1,336	2002
	11.013589	11.509203	4.50%	3,827	2001
	10.000000	11.013589	10.14%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.025726	7.662099	9.06%	4,404	2005
	6.300415	7.025726	11.51%	3,281	2004
	4.638770	6.300415	35.82%	2,556	2003
	6.677629	4.638770	-30.53%	1,118	2002
	8.518431	6.677629	-21.61%	926	2001
	10.000000	8.518431	-14.82%	54	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.521015	12.517583	8.65%	1,620	2005
	10.000000	11.521015	15.21%	1,213	2004*

Gartmore Bond Fund: Class D	13.412047	13.645025	1.74%	104	2005
	12.969387	13.412047	3.41%	390	2004
	12.357378	12.969387	4.95%	884	2003
	11.464017	12.357378	7.79%	1,032	2002
	10.580177	11.464017	8.35%	753	2001
	10.000000	10.580177	5.80%	0	2000*

Gartmore Bond Index Fund: Class A	12.476514	12.538311	0.50%	1,280	2005
	12.192205	12.476514	2.33%	950	2004
	11.978635	12.192205	1.78%	340	2003
	11.093743	11.978635	7.98%	354	2002
	10.495778	11.093743	5.70%	0	2001
	10.000000	10.495778	4.96%	0	2000*

Gartmore Government Bond Fund: Class D	13.108447	13.290989	1.39%	4,112	2005
	12.847615	13.108447	2.03%	3,730	2004
	12.780933	12.845615	0.52%	3,818	2003
	11.674008	12.780933	9.48%	6,812	2002
	10.957707	11.674008	6.54%	220	2001
	10.000000	10.957707	9.58%	0	2000*

Gartmore Growth Fund: Class A	10.817621	11.324285	4.68%	354	2005
	10.172785	10.817621	6.34%	138	2004
	10.000000	10.172785	1.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.153480	5.417259	5.12%	338	2005
	4.832004	5.153480	6.65%	338	2004
	3.682078	4.832004	31.23%	338	2003
	5.235203	3.682078	-29.67%	25	2002
	7.349447	5.235203	-28.77%	0	2001
	10.000000	7.349447	-26.51%	47	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.997476	11.196303	1.81%	8,313	2005
	10.640370	10.997476	3.36%	6,657	2004
	10.019506	10.640370	6.20%	29	2003
	10.104136	10.019506	-0.84%	19	2002
	10.029324	10.104136	0.75%	19	2001
	10.000000	10.029324	0.29%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.794754	11.118443	3.00%	7,642	2005
	10.220717	10.794754	5.62%	3,937	2004
	9.125733	10.220717	12.00%	2,350	2003
	9.660169	9.125733	-5.53%	1,127	2002
	9.908353	9.660169	-2.50%	0	2001
	10.000000	9.908353	-0.92%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.397541	10.811713	3.98%	10,018	2005
	9.632723	10.397541	7.94%	5,789	2004
	8.156878	9.632723	18.09%	3,353	2003
	9.141817	8.156878	-10.77%	411	2002
	9.729634	9.141817	-6.04%	0	2001
	10.000000	9.729634	-2.70%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.040685	10.602533	5.60%	13,074	2005
	9.079738	10.040685	10.58%	4,433	2004
	7.286663	9.079738	24.61%	2,251	2003
	8.632576	7.286663	-15.59%	568	2002
	9.594163	8.632576	-10.02%	29	2001
	10.000000	9.594163	-4.06%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.714858	10.336036	6.39%	5,015	2005
	8.638084	9.714858	12.47%	3,245	2004
	6.648932	8.638084	29.92%	971	2003
	8.259848	6.648932	-19.50%	118	2002
	9.456010	8.259848	-12.65%	0	2001
	10.000000	9.456010	-5.44%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.496881	10.635310	11.99%	17	2005
	8.080457	9.496881	17.53%	27	2004
	5.977297	8.080457	35.19%	59	2003
	7.362404	5.977297	-18.81%	8	2002
	9.633028	7.362404	-23.57%	0	2001
	10.000000	9.633028	-3.67%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.918021	13.671464	5.83%	661	2005
	11.299748	12.918021	14.32%	220	2004
	8.946547	11.299748	26.30%	114	2003
	10.519328	8.946547	-14.95%	0	2002
	11.199409	10.519328	-6.07%	0	2001
	10.000000	11.199409	11.99%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.966228	13.200915	10.32%	3,079	2005
	10.494751	11.966228	14.02%	2,851	2004
	7.916317	10.494751	32.57%	349	2003
	9.471463	7.916317	-16.42%	357	2002
	9.775938	9.471463	-3.11%	0	2001
	10.000000	9.775938	-2.24%	0	2000*

Gartmore Money Market Fund: Service Class	10.311373	10.433712	1.19%	14,082	2005
	10.382264	10.311373	-0.68%	16,562	2004
	10.471646	10.382264	-0.85%	49,379	2003
	10.509362	10.471646	-0.36%	45,798	2002
	10.304753	10.509362	1.99%	15,964	2001
	10.000000	10.304753	3.05%	101	2000*

Gartmore Nationwide® Fund: Class D	9.188051	9.731680	5.92%	330	2005
	8.484649	9.188051	8.29%	271	2004
	6.766860	8.484649	25.39%	226	2003
	8.277294	6.766860	-18.25%	324	2002
	9.529603	8.277294	-13.14%	310	2001
	10.000000	9.529603	-4.70%	191	2000*

Gartmore S&P 500® Index Fund: Service Class	8.095348	8.325249	2.84%	9,527	2005
	7.440148	8.095348	8.81%	9,816	2004
	5.901883	7.440148	26.06%	9,816	2003
	7.736898	5.901883	-23.72%	9,278	2002
	8.946569	7.736898	-13.52%	7,984	2001
	10.000000	8.946569	-10.53%	1,201	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.225705	17.193561	20.86%	729	2005
	11.465887	14.225705	24.07%	442	2004
	7.852499	11.465887	46.02%	218	2003
	9.772617	7.852499	-19.65%	111	2002
	10.097659	9.772617	-3.22%	0	2001
	10.000000	10.097659	0.98%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.341646	12.704034	2.94%	3,781	2005
	10.623765	12.341646	16.17%	3,087	2004
	7.404320	10.623765	43.48%	277	2003
	9.493598	7.404320	-22.01%	113	2002
	9.465999	9.493598	0.29%	0	2001
	10.000000	9.465999	-5.34%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.716256	14.599748	6.44%	717	2005
	12.260453	13.716256	11.87%	629	2004
	9.091861	12.260453	34.85%	544	2003
	10.762121	9.091861	-15.52%	544	2002
	10.712297	10.762121	0.47%	0	2001
	10.000000	10.712297	7.12%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.478712	10.600478	1.16%	172	2005
	9.790731	10.478712	7.03%	78	2004
	8.381288	9.790731	16.82%	0	2003
	9.689035	8.381288	-13.50%	0	2002
	10.000000	9.689035	-3.11%	0	2001*

Janus Adviser Balanced Fund: Class S	10.171137	10.803448	6.22%	5,152	2005
	9.509948	10.171137	6.95%	4,397	2004
	8.455757	9.509948	12.47%	3,490	2003
	9.174148	8.455757	-7.83%	1,286	2002
	9.773668	9.174148	-6.13%	0	2001
	10.000000	9.773668	-2.26%	0	2000*

Janus Adviser International Growth Fund: Class S	7.837452	10.185352	29.96%	33	2005
	6.628760	7.837452	18.23%	33	2004
	4.985550	6.628760	32.96%	50	2003
	6.794786	4.985550	-26.63%	19	2002
	8.920916	6.794786	-23.83%	0	2001
	10.000000	8.920916	-10.79%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.282830	6.574403	4.64%	4,431	2005
	6.080978	6.282830	3.32%	4,919	2004
	5.018307	6.080978	21.18%	5,997	2003
	6.874544	5.018307	-27.00%	7,342	2002
	8.830308	6.874544	-22.15%	3,144	2001
	10.000000	8.830308	-11.70%	489	2000*

Janus Fund	5.564023	5.707584	2.58%	6,535	2005
	5.387655	5.564023	3.27%	6,583	2004
	4.146575	5.387655	29.93%	7,491	2003
	5.802754	4.146575	-28.54%	6,821	2002
	7.961032	5.802754	-27.11%	6,810	2001
	10.000000	7.961032	-20.39%	2,114	2000*

Janus Twenty Fund	5.425624	5.856794	7.95%	4,358	2005
	4.439175	5.425624	22.22%	4,385	2004
	3.591050	4.439175	23.62%	4,920	2003
	4.791126	3.591050	-25.05%	11,506	2002
	6.860667	4.791126	-30.17%	8,147	2001
	10.000000	6.860667	-31.39%	2,526	2000*

Janus Worldwide Fund	5.562969	5.808672	4.42%	0	2005
	5.343286	5.562969	4.11%	0	2004
	4.359759	5.343286	22.56%	0	2003
	5.973493	4.359759	-27.01%	0	2002
	7.852154	5.973493	-23.93%	0	2001
	10.000000	7.852154	-21.48%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.661369	16.057309	2.53%	725	2005
	13.817204	15.661369	13.35%	725	2004
	10.108230	13.817204	36.69%	462	2003
	12.469159	10.108230	-18.93%	22,032	2002
	10.741000	12.469159	16.09%	350	2001
	10.000000	10.741000	7.41%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	19.026174	21.829797	14.74%	11,958	2005
	16.251109	19.026174	17.08%	9,700	2004
	12.512564	16.251109	29.88%	2,859	2003
	13.075325	12.512564	-4.30%	1,798	2002
	11.826515	13.075325	10.56%	2,410	2001
	10.000000	11.826515	18.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.079843	10.765349	6.80%	1,227	2005
	8.813326	10.079843	14.37%	1,377	2004
	6.617226	8.813326	33.19%	1,264	2003
	9.053270	6.617226	-26.91%	1,089	2002
	9.358233	9.053270	-3.26%	1,241	2001
	10.000000	9.358233	-6.42%	923	2000*

Neuberger Berman Partners Fund: Trust Class	11.257477	13.083721	16.22%	427	2005
	9.587756	11.257477	17.42%	429	2004
	7.164027	9.587756	33.83%	265	2003
	9.670957	7.164027	-25.92%	255	2002
	10.133061	9.670957	-4.56%	242	2001
	10.000000	10.133061	1.33%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.282721	11.960166	6.00%	2,006	2005
	10.000000	11.282721	12.83%	1,578	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.641149	7.892267	3.29%	5,574	2005
	7.275915	7.641149	5.02%	3,052	2004
	5.697232	7.275915	27.71%	2,349	2003
	7.831808	5.697232	-27.26%	1,093	2002
	9.094199	7.831808	-13.88%	0	2001
	10.000000	9.094199	-9.06%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.081553	12.235492	1.27%	137	2005
	11.214127	12.081553	7.74%	247	2004
	10.000000	11.214127	12.14%	122	2003*

Oppenheimer Global Fund: Class A	10.449082	11.734363	12.30%	4,314	2005
	8.925507	10.449082	17.07%	4,403	2004
	6.323592	8.925507	41.15%	6,656	2003
	8.265794	6.323592	-23.50%	5,325	2002
	9.500554	8.265794	-13.00%	716	2001
	10.000000	9.500554	-4.99%	167	2000*

Oppenheimer Strategic Income Fund: Class A	13.600562	13.975006	2.75%	788	2005
	12.577188	13.600562	8.14%	2,150	2004
	10.660557	12.577188	17.98%	1,929	2003
	10.114068	10.660557	5.40%	1,907	2002
	9.900030	10.114068	2.16%	0	2001
	10.000000	9.900030	-1.00%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.538075	12.981744	12.51%	6,195	2005
	10.000000	11.538075	15.38%	3,282	2004*

PIMCO Total Return Fund: Class A	12.967297	13.099267	1.02%	8,592	2005
	12.561708	12.967297	3.23%	6,314	2004
	12.119873	12.561708	3.65%	6,008	2003
	11.205257	12.119873	8.16%	2,298	2002
	10.424444	11.205257	7.49%	34	2001
	10.000000	10.424444	4.24%	0	2000*

Putnam International Equity Fund: Class A	14.507197	16.111690	11.06%	0	2005
	12.651735	14.507197	14.67%	0	2004
	10.000000	12.651735	26.52%	0	2003*

Putnam Voyager Fund: Class A	12.135904	12.630683	4.08%	33	2005
	11.739072	12.135904	3.38%	0	2004
	10.000000	11.739072	17.39%	0	2003*

Templeton Foreign Fund: Class A	12.836380	14.010136	9.14%	1,762	2005
	11.013951	12.836380	16.55%	1,762	2004
	8.554226	11.013951	28.75%	2,560	2003
	9.491838	8.554226	-9.88%	2,260	2002
	10.450451	9.491838	-9.17%	1,245	2001
	10.000000	10.450451	4.50%	1,742	2000*

Van Kampen Growth and Income Fund: Class A	13.927380	15.096633	8.40%	10,471	2005
	12.390641	13.927380	12.40%	8,819	2004
	10.000000	12.390641	23.91%	353	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.643987	16.990897	16.03%	181	2005
	12.265314	14.643987	19.39%	138	2004
	10.000000	12.265314	22.65%	121	2003*

Van Kampen Real Estate Securities Fund: Class A	17.169960	19.750807	15.03%	3,450	2005
	12.734462	17.169960	34.83%	1,949	2004
	10.000000	12.734462	27.34%	33	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.635616	15.116318	10.86%	61	2005
	12.203880	13.635616	11.73%	1	2004
	10.000000	12.203880	22.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	10.987896	12.141672	10.50%	2,975	2005
	10.129502	10.987896	8.47%	2,854	2004
	7.403099	10.129502	36.83%	2,292	2003
	9.294963	7.403099	-20.35%	731	2002
	9.586120	9.294963	-3.04%	327	2001
	10.000000	9.586120	-4.14%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.016575	11.845671	7.53%	65	2005
	9.920722	11.016575	11.05%	0	2004
	10.000000	9.920722	-0.79%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.988828	6.769724	-3.14%	200	2005
	6.506700	6.988828	7.41%	171	2004
	5.300150	6.506700	22.76%	160	2003
	6.873341	5.300150	-22.89%	302	2002
	8.717041	6.873341	-21.15%	0	2001
	10.000000	8.717041	-12.83%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.092411	10.92%	699	2005*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.260820	2.61%	5,661	2005*

AIM Dynamics Fund: Investor Class	5.644958	6.143042	8.82%	8,887	2005
	5.114421	5.644958	10.37%	19,213	2004
	3.751191	5.114421	36.34%	17,013	2003
	8.685485	3.751191	-34.02%	17,853	2002
	8.593030	5.685485	-33.84%	7,412	2001
	10.000000	8.593030	-14.07%	5,404	2000*

AIM Small Company Growth Fund: Investor Class	6.816664	7.090507	4.02%	903	2005
	6.115937	6.816664	11.46%	5,249	2004
	4.646397	6.115937	31.63%	3,658	2003
	6.867985	4.646397	-32.35%	4,772	2002
	8.808407	6.867985	-22.03%	5,344	2001
	10.000000	8.808407	-11.92%	5,089	2000*

American Century Growth: Investor Class	6.197551	6.406827	3.38%	4,681	2005
	5.718946	6.197551	8.37%	8,242	2004
	4.662021	5.718946	22.67%	4,570	2003
	6.400657	4.662021	-27.16%	5,196	2002
	7.982278	6.400657	-19.81%	5,928	2001
	10.000000	7.982278	-20.18%	5,942	2000*

American Century Income & Growth: Advisor Class	9.020030	9.296959	3.07%	19,277	2005
	8.116241	9.020030	11.14%	20,687	2004
	6.364602	8.116241	27.52%	17,961	2003
	8.028811	6.364602	-20.73%	18,343	2002
	8.912971	8.028811	-9.92%	4,492	2001
	10.000000	8.912971	-10.87%	5,420	2000*

American Century International Growth: Advisor Class	6.938657	7.735298	11.48%	553	2005
	6.117141	6.938657	13.43%	553	2004
	4.958774	6.117141	23.36%	727	2003
	6.245756	4.958774	-20.61%	630	2002
	8.677781	6.245756	-28.03%	523	2001
	10.000000	8.677781	-13.22%	365	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.434299	11.462233	0.24%	3,665	2005
	11.520711	11.434299	-0.75%	330	2004
	11.555444	11.520711	-0.30%	285	2003
	11.136315	11.555444	3.46%	67	2002
	10.541416	11.136315	5.64%	19	2001
	10.000000	10.541416	5.41%	0	2000*

American Century Ultra: Investor Class	6.900757	6.948525	0.69%	4,203	2005
	6.322562	6.900757	9.14%	7,021	2004
	5.096092	6.322562	24.07%	6,493	2003
	6.725197	5.096092	-24.22%	5,958	2002
	7.988773	6.725197	-15.82%	366	2001
	10.000000	7.988773	-20.11%	366	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.254713	12.537328	11.40%	350	2005
	10.000000	11.254713	12.55%	227	2004*

Dreyfus Appreciation Fund, Inc.	8.848167	9.085817	2.69%	3,718	2005
	8.500275	8.848167	4.09%	3,213	2004
	7.160931	8.500275	18.70%	5,518	2003
	8.765471	7.160931	-18.31%	1,889	2002
	9.961462	8.765471	-12.01%	436	2001
	10.000000	9.961462	-0.39%	80	2000*

Dreyfus Emerging Leaders Fund	11.121810	11.972564	7.65%	0	2005
	9.874491	11.121810	12.63%	0	2004
	7.179792	9.874491	37.53%	0	2003
	9.120785	7.179792	-21.28%	0	2002
	10.268790	9.120785	-11.18%	0	2001
	10.000000	10.268790	2.69%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.127734	9.854427	-2.70%	1,234	2005
	10.000000	10.127734	1.28%	5,706	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.858006	5.976466	2.02%	244	2005
	5.608751	5.858006	4.44%	223	2004
	4.519064	5.608751	24.11%	213	2003
	6.489500	4.519064	-30.36%	0	2002
	8.628853	6.489500	-24.79%	0	2001
	10.000000	8.628853	-13.71%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.614573	13.677268	0.46%	1,378	2005
	12.930988	13.614573	5.29%	1,374	2004
	11.619076	12.930988	11.29%	1,343	2003
	11.020476	11.619076	5.43%	1,319	2002
	10.415085	11.020476	5.81%	260	2001
	10.000000	10.415085	4.15%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.208410	8.337820	1.58%	0	2005
	7.368973	8.208410	11.39%	0	2004
	6.029971	7.368973	22.21%	0	2003
	7.589896	6.029971	-20.55%	60	2002
	8.679377	7.589896	-12.55%	0	2001
	10.000000	8.679377	-13.21%	0	2000*

Federated High Yield Trust	11.739005	11.856268	1.00%	7,273	2005
	10.665270	11.739005	10.07%	4,048	2004
	8.807133	10.665270	21.10%	4,173	2003
	8.926760	8.807133	-1.34%	4,332	2002
	9.228188	8.926760	-3.27%	0	2001
	10.000000	9.228188	-7.72%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.528253	12.607299	0.63%	0	2005
	12.309618	12.528253	1.78%	5,442	2004
	11.773383	12.309618	4.55%	5,442	2003
	10.963641	11.773383	7.39%	5,442	2002
	10.355594	10.963641	5.87%	0	2001
	10.000000	10.355594	3.56%	0	2000*

Fidelity Advisor Balanced Fund: Class A	9.985005	10.365718	3.81%	292	2005
	9.627105	9.985005	3.72%	242	2004
	8.283294	9.627105	16.22%	242	2003
	9.211366	8.283294	-10.08%	198	2002
	9.506721	9.211366	-3.11%	198	2001
	10.000000	9.506721	-4.93%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.416994	6.667919	3.91%	4,925	2005
	6.328016	6.416994	1.41%	4,839	2004
	4.859334	6.328016	30.22%	4,722	2003
	7.094268	4.859334	-31.50%	4,722	2002
	8.768899	7.094268	-19.10%	0	2001
	10.000000	8.768899	-12.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.535669	13.154890	4.94%	11,158	2005
	11.339241	12.535669	10.55%	10,158	2004
	8.932000*	11.339241	26.95%	7,803	2003
	10.721133	8.932000*	-16.69%	7,285	2002
	11.119877	10.721133	-3.59%	301	2001
	10.000000	11.119877	11.20%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.299313	7.797645	6.83%	5,301	2005
	6.913235	7.299313	5.58%	409	2004
	5.418642	6.913235	27.58%	409	2003
	7.076439	5.418642	-23.43%	409	2002
	8.445932	7.076439	-16.21%	0	2001
	10.000000	8.445932	-15.54%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.348905	13.769787	3.15%	86	2005
	11.787350	13.348905	13.25%	4,449	2004
	8.323130	11.787350	41.62%	3,511	2003
	8.795608	8.323130	-5.37%	45	2002
	9.028015	8.795608	-2.57%	0	2001
	10.000000	9.028015	-9.72%	0	2000*

Fidelity Advisor Overseas Fund: Class A	9.015059	10.161547	12.72%	0	2005
	8.091074	9.015059	11.42%	351	2004
	5.686078	8.091074	42.30%	0	2003
	7.220651	5.686078	-21.25%	0	2002
	9.169762	7.220651	-21.26%	0	2001
	10.000000	9.169762	-8.30%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.029257	12.913528	17.08%	416	2005
	10.000000	11.029257	10.29%	53	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.149143	19.847310	9.36%	9,729	2005
	14.689506	18.149143	23.55%	7,976	2004
	11.497232	14.689506	27.77%	6,803	2003
	12.400018	11.497232	-7.28%	4,469	2002
	10.685596	12.400018	16.04%	22	2001
	10.000000	10.685596	6.86%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	14.018853	15.203019	8.45%	8,292	2005
	12.527120	14.018853	11.91%	575	2004
	10.068740	12.527120	24.42%	415	2003
	11.499485	10.068740	-12.44%	260	2002
	11.009900	11.499485	4.45%	144	2001
	10.000000	11.009900	10.10%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	7.009107	7.640109	9.00%	3,071	2005
	6.288695	7.009107	11.46%	2,877	2004
	4.632489	6.288695	35.75%	987	2003
	6.671973	4.632489	-30.57%	950	2002
	8.515572	6.671973	-21.65%	528	2001
	10.000000	8.515572	-14.84%	385	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.517158	12.507070	8.60%	4,904	2005
	10.000000	11.517158	15.17%	1,251	2004*

Gartmore Bond Fund: Class D	13.380298	13.605844	1.69%	0	2005
	12.945249	13.380298	3.36%	54	2004
	12.340635	12.945249	4.90%	54	2003
	11.454290	12.340635	7.74%	54	2002
	10.576589	11.454290	8.30%	0	2001
	10.000000	10.576589	5.77%	0	2000*

Gartmore Bond Index Fund: Class A	12.449647	12.504988	0.44%	28	2005
	12.172121	12.449647	2.28%	3	2004
	11.964965	12.172121	1.73%	2	2003
	11.086699	11.964965	7.92%	0	2002
	10.494463	11.086699	5.64%	0	2001
	10.000000	10.494463	4.94%	0	2000*

Gartmore Government Bond Fund: Class D	13.077464	13.252873	1.34%	13,473	2005
	12.823754	13.077464	1.98%	18,106	2004
	12.763660	12.823754	0.47%	18,054	2003
	11.664147	12.763660	9.43%	18,403	2002
	10.954030	11.664147	6.48%	56	2001
	10.000000	10.954030	9.54%	0	2000*

Gartmore Growth Fund: Class A	10.811968	11.312666	4.63%	74	2005
	10.172616	10.811968	6.29%	73	2004
	10.000000	10.172616	1.73%	2	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.141278	5.401708	5.07%	0	2005
	4.823010	5.141278	6.60%	391	2004
	3.677095	4.823010	31.16%	391	2003
	5.230775	3.677095	-29.70%	327	2002
	7.346974	5.230775	-28.80%	327	2001
	10.000000	7.346974	-26.53%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.973816	11.166583	1.76%	0	2005
	10.622862	10.973816	3.30%	0	2004
	10.008093	10.622862	6.14%	0	2003
	10.097750	10.008093	-0.89%	0	2002
	10.028096	10.097750	0.69%	0	2001
	10.000000	10.028096	0.28%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.771520	11.088908	2.95%	11,989	2005
	10.203892	10.771520	5.56%	13,027	2004
	9.115334	10.203892	11.94%	13,035	2003
	9.654061	9.115334	-5.58%	4,967	2002
	9.907140	9.654061	-2.55%	0	2001
	10.000000	9.907140	-0.93%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.375177	10.783006	3.93%	18,299	2005
	9.616870	10.375177	7.89%	9,863	2004
	8.147581	9.616870	18.03%	1,497	2003
	9.136036	8.147581	-10.82%	1,003	2002
	9.728447	9.136036	-6.09%	707	2001
	10.000000	9.728447	-2.72%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.019090	10.574378	5.54%	6,754	2005
	9.064805	10.019090	10.53%	4,140	2004
	7.278356	9.064805	24.54%	2,515	2003
	8.627105	7.278356	-15.63%	1,145	2002
	9.592988	8.627105	-10.07%	0	2001
	10.000000	9.592988	-4.07%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.693950	10.308583	6.34%	3,527	2005
	8.623868	9.693950	12.41%	3,212	2004
	6.641350	8.623868	29.85%	1,826	2003
	8.254622	6.641350	-19.54%	1,403	2002
	9.454857	8.254622	-12.69%	1,159	2001
	10.000000	9.454857	-5.45%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.476433	10.607064	11.93%	3	2005
	8.067153	9.476433	17.47%	3	2004
	5.970482	8.067153	35.12%	3	2003
	7.357745	5.970482	-18.85%	0	2002
	9.631851	7.357745	-23.61%	0	2001
	10.000000	9.631851	-3.68%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.887514	13.632282	5.78%	78	2005
	11.278766	12.887514	14.26%	61	2004
	8.934454	11.278766	26.24%	4	2003
	10.510442	8.934454	-14.99%	0	2002
	11.195662	10.510442	-6.12%	0	2001
	10.000000	11.195662	11.96%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.940459	13.165843	10.26%	1,619	2005
	10.477469	11.940459	13.96%	1,436	2004
	7.907285	10.477469	32.50%	498	2003
	9.465469	7.907285	-16.46%	55	2002
	9.774743	9.465469	-3.16%	0	2001
	10.000000	9.774743	-2.25%	0	2000*

Gartmore Money Market Fund: Service Class	10.286961	10.403747	1.14%	4,041	2005
	10.362937	10.286961	-0.73%	7,843	2004
	10.457452	10.362937	-0.90%	10,603	2003
	10.500440	10.457452	-0.41%	3,385	2002
	10.301256	10.500440	1.93%	0	2001
	10.000000	10.301256	3.01%	0	2000*

Gartmore Nationwide® Fund: Class D	9.166329	9.703768	5.86%	801	2005
	8.468881	9.166329	8.24%	652	2004
	6.757705	8.468881	25.32%	284	2003
	8.270301	6.757705	-18.29%	216	2002
	9.526415	8.270301	-13.19%	139	2001
	10.000000	9.526415	-4.74%	139	2000*

Gartmore S&P 500® Index Fund: Service Class	8.076192	8.301352	2.79%	638	2005
	7.426301	8.076192	8.75%	781	2004
	5.893888	7.426301	26.00%	686	2003
	7.730344	5.893888	-23.76%	376	2002
	8.943566	7.730344	-13.57%	85	2001
	10.000000	8.943566	-10.56%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.192089	17.144269	20.80%	1,560	2005
	11.444586	14.192089	24.01%	1,301	2004
	7.841882	11.444586	45.94%	159	2003
	9.764363	7.841882	-19.69%	67	2002
	10.094272	9.764363	-3.27%	0	2001
	10.000000	10.094272	0.94%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.315125	12.670328	2.88%	1,002	2005
	10.606301	12.315125	16.11%	910	2004
	7.395876	10.606301	43.41%	471	2003
	9.487599	7.395876	-22.05%	35	2002
	9.464843	9.487599	0.24%	0	2001
	10.000000	9.464843	-5.35%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.686761	14.560992	6.39%	13	2005
	12.240293	13.686761	11.82%	2,919	2004
	9.081509	12.240293	34.78%	2,326	2003
	10.755333	9.081509	-15.56%	0	2002
	10.710998	10.755333	0.41%	0	2001
	10.000000	10.710998	7.11%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.460575	10.576785	1.11%	0	2005
	9.778746	10.460575	6.97%	0	2004
	8.375274	9.778746	16.76%	0	2003
	9.686992	8.375274	-13.54%	0	2002
	10.000000	9.686992	-3.13%	0	2001*

Janus Adviser Balanced Fund: Class S	10.149250	10.774751	6.16%	3,858	2005
	9.494304	10.149250	6.90%	10,787	2004
	8.446123	9.494304	12.41%	9,182	2003
	9.168354	8.446123	-7.88%	3,662	2002
	9.772480	9.168354	-6.18%	0	2001
	10.000000	9.772480	-2.28%	0	2000*

Janus Adviser International Growth Fund: Class S	7.820603	10.158344	29.89%	8	2005
	6.617847	7.820603	18.17%	8	2004
	4.979866	6.617847	32.89%	904	2003
	6.790479	7.979866	-26.66%	737	2002
	8.919820	6.790479	-23.87%	0	2001
	10.000000	8.919820	-10.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.269293	6.556932	4.59%	855	2005
	6.070957	6.269293	3.27%	4,869	2004
	5.012580	6.070957	21.11%	9,031	2003
	6.870186	5.012580	-27.04%	9,402	2002
	8.829229	6.870186	-22.19%	5,638	2001
	10.000000	8.829229	-11.71%	5,590	2000*

Janus Fund	5.550854	5.691192	2.53%	864	2005
	5.377628	5.550854	3.22%	976	2004
	4.140942	5.377628	29.86%	4,522	2003
	5.797828	4.140942	-28.58%	4,611	2002
	7.958354	5.797828	-27.15%	870	2001
	10.000000	7.958354	-20.42%	362	2000*

Janus Twenty Fund	5.412776	5.839970	7.89%	7,419	2005
	4.430908	5.412776	22.16%	7,271	2004
	3.586193	4.430908	23.55%	5,494	2003
	4.787078	3.586193	-25.09%	5,608	2002
	6.858363	4.787078	-30.20%	893	2001
	10.000000	6.858363	-31.42%	578	2000*

Janus Worldwide Fund	5.549827	5.792017	4.36%	0	2005
	5.333359	5.549827	4.06%	0	2004
	4.353851	5.333359	22.50%	0	2003
	5.968432	4.353851	-27.05%	0	2002
	7.849518	5.968432	-23.96%	0	2001
	10.000000	7.849518	-21.50%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.624370	16.011278	2.48%	32	2005
	13.791550	15.624370	13.29%	48	2004
	10.094567	13.791550	36.62%	44	2003
	12.458640	10.094567	-18.98%	32	2002
	10.737408	12.458640	16.03%	0	2001
	10.000000	10.737408	7.37%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	18.981244	21.767250	14.68%	8,240	2005
	16.220943	18.981244	17.02%	10,920	2004
	12.495669	16.220943	29.81%	9,422	2003
	13.064292	12.495669	-4.35%	6,569	2002
	11.822556	13.064292	10.50%	143	2001
	10.000000	11.822556	18.23%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	8.796963	10.056040	14.31%	52	2003
	6.608278	8.796963	33.12%	52	2003
	9.045625	6.608278	-26.95%	52	2002
	9.355096	9.045625	-3.31%	52	2001
	10.000000	9.355096	-6.45%	0	2000*

Neuberger Berman Partners Fund: Trust Class	9.569935	11.230856	17.36%	0	2004
	7.154340	9.569935	33.76%	0	2003
	9.662784	7.154340	-25.96%	0	2002
	10.129664	9.662784	-4.61%	0	2001
	10.000000	10.129664	1.30%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	10.000000	11.278952	12.79%	1,862	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.263954	7.624729	4.97%	7,368	2004
	5.690742	7.263954	27.65%	9,599	2003
	7.826855	5.690742	-27.29%	5,849	2002
	9.093093	7.826855	-13.93%	0	2001
	10.000000	9.093093	-9.07%	0	2000*

Oppenheimer Champion Income Fund: Class A	11.210313	12.071320	7.68%	0	2004
	10.000000	11.210313	12.10%	0	2003*

Oppenheimer Global Fund: Class A	8.908913	10.424365	17.01%	8,470	2004
	6.315036	8.908913	41.07%	9,471	2003
	8.258804	6.315036	-23.54%	9,149	2002
	9.497367	8.258804	-13.04%	1,127	2001
	10.000000	9.497367	-5.03%	336	2000*

Oppenheimer Strategic Income Fund: Class A	12.556503	13.571312	8.08%	2,448	2004
	10.648421	12.556503	17.92%	2,327	2003
	10.107680	10.648421	5.35%	2,264	2002
	9.898822	10.107680	2.11%	0	2001
	10.000000	9.898822	-1.01%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	10.000000	11.534215	15.34%	1,676	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.541002	12.939361	3.18%	3,007	2004
	12.106032	12.541002	3.59%	2,446	2003
	11.198134	12.106032	8.11%	2,269	2002
	10.423131	11.198134	7.44%	0	2001
	10.000000	10.423131	4.23%	0	2000*

Putnam International Equity Fund: Class A	12.647442	14.494914	14.61%	0	2004
	10.000000	12.647442	26.47%	0	2003*

Putnam Voyager Fund: Class A	11.735109	12.125667	3.33%	0	2004
	10.000000	11.735109	17.35%	0	2003*

Templeton Foreign Fund: Class A	10.993479	12.806027	16.49%	6,662	2004
	8.542655	10.993479	28.69%	7,517	2003
	9.483809	8.542655	-9.92%	7,101	2002
	10.446944	9.483809	-9.22%	0	2001
	10.000000	10.446944	4.47%	0	2000*

Van Kampen Growth and Income Fund: Class A	12.386447	13.915600	12.35%	0	2004
	10.000000	12.386447	23.86%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	12.261164	14.631628	19.33%	0	2004
	10.000000	12.261164	22.61%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	12.730150	17.155476	34.76%	349	2004
	10.000000	12.730150	27.30%	230	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	12.199748	13.624087	11.68%	0	2004
	10.000000	12.199748	22.00%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.961939	12.106859	10.44%	616	2005
	10.110695	10.961939	8.42%	4,318	2004
	7.393089	10.110695	36.76%	3,459	2003
	9.287108	7.393089	-20.39%	353	2002
	9.582905	9.287108	-3.09%	263	2001
	10.000000	9.582905	-4.17%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	9.919925	11.010106	10.99%	0	2004
	10.000000	9.919925	-0.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.973796	6.751740	-3.18%	124	2005
	6.495993	6.973796	7.36%	103	2004
	5.294110	6.495993	22.70%	0	2003
	6.868994	5.294110	-22.93%	0	2002
	8.715976	6.868994	-21.19%	0	2001
	10.000000	8.715976	-12.84%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.088314	10.88%	985	2005*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.258425	2.58%	4,195	2005*

AIM Dynamics Fund: Investor Class	5.631591	6.125402	8.77%	29,052	2005
	5.104905	5.631591	10.32%	25.205	2004
	3.746112	5.104905	36.27%	21,266	2003
	5.680666	3.746112	-34.06%	15,712	2002
	8.590146	5.680666	-33.87%	10,338	2001
	10.000000	8.590146	-14.10%	166	2000*

AIM Small Company Growth Fund: Investor Class	6.800532	7.070142	3.96%	3,364	2005
	6.104558	6.800532	11.40%	3,013	2004
	4.640107	6.104558	31.56%	3,163	2003
	6.862159	4.640107	-32.38%	3,812	2002
	8.805446	6.862159	-22.07%	719	2001
	10.000000	8.805446	-11.95%	238	2000*

American Century Growth: Investor Class	6.182870	6.388427	3.32%	23,179	2005
	5.708312	6.182870	8.31%	19,497	2004
	4.655706	5.708312	22.61%	7,867	2003
	6.395245	4.655706	-27.20%	5,580	2002
	7.979607	6.395245	-19.86%	1,068	2001
	10.000000	7.979607	-20.20%	1,018	2000*

American Century Income & Growth: Advisor Class	8.998683	9.270271	3.02%	17,597	2005
	8.101142	8.998683	11.08%	12,946	2004
	6.355989	8.101142	27.46%	14,393	2003
	8.022025	6.355989	-20.77%	15,616	2002
	8.909987	8.022025	-9.97%	3,180	2001
	10.000000	8.909987	-10.90%	170	2000*

American Century International Growth: Advisor Class	6.922233	7.713081	11.42%	1,975	2005
	6.105758	6.922233	13.37%	1,998	2004
	4.952058	6.105758	23.30%	1,998	2003
	6.240467	4.952058	-20.65%	2,044	2002
	8.674874	6.240467	-28.06%	1,265	2001
	10.000000	8.674874	-13.25%	351	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.407263	11.429344	0.19%	8,669	2005
	11.499296	11.407263	-0.80%	8,615	2004
	11.539820	11.499296	-0.35%	6,467	2003
	11.126898	11.539820	3.71%	3,095	2002
	10.537875	11.126898	5.59%	546	2001
	10.000000	10.537875	5.38%	0	2000*

American Century Ultra: Investor Class	6.884415	6.928570	0.64%	25,740	2005
	6.310791	6.884415	9.09%	24,547	2004
	5.089179	6.310791	24.00%	18,574	2003
	6.719494	5.089179	-24.26%	14,956	2002
	7.986087	6.719494	-15.86%	9,096	2001
	10.000000	7.986087	-20.14%	3,214	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.250930	12.526789	11.34%	1,094	2005
	10.000000	11.250930	12.51%	595	2004*

Dreyfus Appreciation Fund, Inc.	8.827204	9.059713	2.63%	9,352	2005
	8484437.000000	8.827204	4.04%	7,550	2004
	7.151216	8.484437	18.64%	7,534	2003
	8.758045	7.151216	-18.35%	4,666	2002
	9.958126	8.758045	-12.05%	1,137	2001
	10.000000	9.958126	-0.42%	233	2000*

Dreyfus Emerging Leaders Fund	11.095527	11.938232	7.59%	0	2005
	9.856148	11.095527	12.57%	0	2004
	7.170087	9.856148	37.46%	0	2003
	9.113078	7.170087	-21.32%	0	2002
	10.265356	9.113078	-11.22%	0	2001
	10.000000	10.265356	2.65%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.127537	9.849248	-2.75%	11,804	2005
	10.000000	10.127537	1.28%	7,904	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.844155	5.959309	1.97%	3,332	2005
	5.598328	5.844155	4.39%	5,662	2004
	4.512953	5.598328	24.05%	4,565	2003
	6.484016	4.512953	-30.40%	2,324	2002
	8.625964	6.484016	-24.83%	1,528	2001
	10.000000	8.625964	-13.74%	1,364	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.582381	13.638026	0.41%	3,033	2005
	12.906960	13.582381	5.23%	2,715	2004
	11.603363	12.906960	11.23%	2,473	2003
	11.011157	11.603363	5.38%	1,729	2002
	10.411592	11.011157	5.76%	333	2001
	10.000000	10.411592	4.12%	169	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.190739	8.315673	1.53%	620	2005
	7.356841	8.190739	11.34%	620	2004
	6.023093	7.356841	22.14%	71	2003
	7.585100	6.023093	-20.59%	0	2002
	8.678320	7.585100	-12.60%	0	2001
	10.000000	8.678320	-13.22%	0	2000*

Federated High Yield Trust	11.711207	11.822213	0.95%	5,881	2005
	10.645415	11.711207	10.01%	3,798	2004
	8.795198	10.645415	21.04%	1,156	2003
	8.919182	8.795198	-1.39%	657	2002
	9.225056	8.919182	-3.32%	144	2001
	10.000000	9.225056	-7.75%	43	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.501251	12.573765	0.58%	2,709	2005
	12.289319	12.501251	1.72%	2,086	2004
	11.759931	12.289319	4.50%	1,524	2003
	10.956671	11.759931	7.33%	212	2002
	10.354290	10.956671	5.82%	0	2001
	10.000000	10.354290	3.54%	0	2000*

Fidelity Advisor Balanced Fund: Class A	9.961391	10.335978	3.76%	3,803	2005
	9.609203	9.961391	3.67%	5,702	2004
	8.272082	9.609203	16.16%	6,588	2003
	9.203576	8.272082	-10.12%	4,371	2002
	9.503531	9.203576	-3.16%	1,073	2001
	10.000000	9.503531	-4.96%	537	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.403201	6.650228	3.86%	10,485	2005
	6.317613	6.403201	1.35%	9,403	2004
	4.853795	6.317613	30.16%	7,401	2003
	7.089774	4.853795	-31.54%	5,405	2002
	8.767828	7.089774	-19.14%	308	2001
	10.000000	8.767828	-12.32%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.506032	13.117149	4.89%	20,939	2005
	11.318168	12.506032	10.50%	18,912	2004
	8.919919	11.318168	26.89%	13,682	2003
	10.712074	8.919919	-16.73%	7,824	2002
	11.116157	10.712074	-3.64%	1,111	2001
	10.000000	11.116157	11.16%	690	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.282057	7.775267	6.77%	8,219	2005
	6.900394	7.282057	5.53%	7,736	2004
	5.411322	6.900394	27.52%	5,390	2003
	7.070458	5.411322	-23.47%	4,685	2002
	8.443095	7.070458	-16.26%	3,286	2001
	10.000000	8.443095	-15.57%	914	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.317356	13.730307	3.10%	1,675	2005
	11.765448	13.317356	13.19%	802	2004
	8.311871	11.765448	41.55%	1,589	2003
	8.788167	8.311871	-5.42%	702	2002
	9.024990	8.788167	-2.62%	360	2001
	10.000000	9.024990	-9.75%	317	2000*

Fidelity Advisor Overseas Fund: Class A	8.995679	10.134575	12.66%	421	2005
	8.077770	8.995679	11.36%	885	2004
	5.679602	8.077770	42.22%	259	2003
	7.216084	5.679602	-21.29%	71	2002
	9.168643	7.216084	-21.30%	0	2001
	10.000000	9.168643	-8.31%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.025556	12.902681	17.03%	3,107	2005
	10.000000	11.025556	10.26%	1,686	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.110092	19.794599	9.30%	21,584	2005
	14.665332	18.110092	23.49%	13,654	2004
	11.484125	14.665332	27.70%	6,615	2003
	12.392175	11.484125	-7.33%	3,239	2002
	10.684290	12.392175	15.99%	674	2001
	10.000000	10.684290	6.84%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.985709	15.159399	8.39%	20,476	2005
	12.503848	13.985709	11.85%	15,839	2004
	10.055126	12.503848	24.35%	12,156	2003
	11.489770	10.055126	-12.49%	8,585	2002
	11.006218	11.489770	4.39%	783	2001
	10.000000	11.006218	10.06%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	6.992543	7.618197	8.95%	18,502	2005
	6.277004	6.992543	11.40%	13,956	2004
	4.626215	6.277004	35.68%	7,317	2003
	6.666321	4.626215	-30.60%	6,378	2002
	8.512713	6.666321	-21.69%	2,304	2001
	10.000000	8.512713	-14.87%	330	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.513291	12.496550	8.54%	5,434	2005
	10.000000	11.513291	15.13%	2,044	2004*

Gartmore Bond Fund: Class D	13.348603	13.566752	1.63%	4,262	2005
	12.921136	13.348603	3.31%	3,635	2004
	12.323899	12.921136	4.85%	3,290	2003
	11.444561	12.323899	7.68%	1,335	2002
	10.572997	11.444561	8.24%	668	2001
	10.000000	10.572997	5.73%	194	2000*

Gartmore Bond Index Fund: Class A	12.422813	12.471724	0.39%	4,478	2005
	12.152046	12.422813	2.23%	3,605	2004
	11.951293	12.152046	1.68%	1,592	2003
	11.079650	11.951293	7.87%	394	2002
	10.493140	11.079650	5.59%	0	2001
	10.000000	10.493140	4.93%	0	2000*

Gartmore Government Bond Fund: Class D	13.046553	13.214863	1.29%	6,192	2005
	12.799935	13.046553	1.93%	4,942	2004
	12.746420	12.799935	0.42%	3,977	2003
	11.654294	12.746420	9.37%	1,423	2002
	10.950362	11.654294	6.43%	425	2001
	10.000000	10.950362	9.50%	0	2000*

Gartmore Growth Fund: Class A	10.806298	11.301014	4.58%	6,861	2005
	10.172447	10.806298	6.23%	5,708	2004
	10.000000	10.172447	1.72%	5,092	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.129089	5.386180	5.01%	910	2005
	4.814019	5.129089	6.54%	1,516	2004
	3.672095	4.814019	31.10%	1,612	2003
	5.226331	3.672095	-29.74%	1,324	2002
	7.344506	5.226331	-28.84%	607	2001
	10.000000	7.344506	-26.55%	607	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.950205	11.136924	1.71%	26,089	2005
	10.605380	10.950205	3.25%	23,190	2004
	9.996699	10.605380	6.09%	3,411	2003
	10.091371	9.996699	-0.94%	58	2002
	10.026870	10.091371	0.64%	0	2001
	10.000000	10.026870	0.27%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.748339	11.059451	2.89%	13,295	2005
	10.187101	10.748339	5.51%	5,742	2004
	9.104947	10.187101	11.89%	3,951	2003
	9.647960	9.104947	-5.63%	1,436	2002
	9.905932	9.647960	-2.60%	0	2001
	10.000000	9.905932	-0.94%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.352844	10.754358	3.88%	46,244	2005
	9.601045	10.352844	7.83%	27,947	2004
	8.138293	9.601045	17.97%	4,481	2003
	9.130251	8.138293	-10.86%	2,737	2002
	9.727261	9.130251	-6.14%	298	2001
	10.000000	9.727261	-2.73%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.997541	10.546315	5.49%	37,681	2005
	9.049890	9.997541	10.47%	24,956	2004
	7.270065	9.049890	24.48%	5,290	2003
	8.621655	7.270065	-15.68%	198	2002
	9.591819	8.621655	-10.11%	166	2001
	10.000000	9.591819	-4.08%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.673068	10.281189	6.29%	8,634	2005
	8.609651	9.673068	12.35%	4,346	2004
	6.633766	8.609651	29.79%	322	2003
	8.249387	6.633766	-19.58%	88	2002
	9.453704	8.249387	-12.74%	0	2001
	10.000000	9.453704	-5.46%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.456046	10.578891	11.87%	414	2005
	8.053872	9.456046	17.41%	749	2004
	5.963672	8.053872	35.05%	300	2003
	7.353094	5.963672	-18.90%	163	2002
	9.630677	7.353094	-23.65%	118	2001
	10.000000	9.630677	-3.69%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.857034	13.593156	5.73%	3,178	2005
	11.257809	12.857034	14.21%	1,424	2004
	8.922373	11.257809	26.18%	544	2003
	10.501570	8.922373	-15.04%	420	2002
	11.191916	10.501570	-6.17%	205	2001
	10.000000	11.191916	11.92%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.914774	13.130877	10.21%	7,260	2005
	10.460225	11.914774	13.91%	5,452	2004
	7.898272	10.460225	32.44%	2,332	2003
	9.459491	7.898272	-16.50%	1,428	2002
	9.773554	9.459491	-3.21%	261	2001
	10.000000	9.773554	-2.26%	0	2000*

Gartmore Money Market Fund: Service Class	10.262598	10.373860	1.08%	28,840	2005
	10.343639	10.262598	-0.78%	23,536	2004
	10.443276	10.343639	-0.95%	25,133	2003
	10.491525	10.443276	-0.46%	16,107	2002
	10.297760	10.491525	1.88%	7,958	2001
	10.000000	10.297760	2.98%	174	2000*

Gartmore Nationwide® Fund: Class D	9.144644	9.675910	5.81%	3,913	2005
	8.453140	9.144644	8.18%	3,416	2004
	6.748557	8.453140	25.26%	1,682	2003
	8.263303	6.748557	-18.33%	1,265	2002
	9.523220	8.263303	-13.23%	566	2001
	10.000000	9.523220	-4.77%	228	2000*

Gartmore S&P 500® Index Fund: Service Class	8.057114	8.277555	2.74%	36,109	2005
	7.412514	8.057114	8.70%	26,705	2004
	5.885925	7.412514	25.94%	13,646	2003
	7.723817	5.885925	-23.80%	12,044	2002
	8.940568	7.723817	-13.61%	3,611	2001
	10.000000	8.940568	-10.59%	668	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.158529	17.095081	20.74%	4,211	2005
	11.423314	14.158529	23.94%	2,698	2004
	7.831264	11.423314	45.87%	1,269	2003
	9.756098	7.831264	-19.73%	891	2002
	10.090883	9.756098	-3.32%	146	2001
	10.000000	10.090883	0.91%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.288591	12.636649	2.83%	3,603	2005
	10.588823	12.288591	16.05%	2,141	2004
	7.387440	10.588823	43.34%	954	2003
	9.481590	7.387440	-22.09%	839	2002
	9.463689	9.481590	0.19%	277	2001
	10.000000	9.463689	-5.36%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.657292	14.522300	6.33%	1,728	2005
	12.220130	13.657292	11.76%	2,139	2004
	9.071142	12.220130	34.71%	958	2003
	10.748517	9.071142	-15.61%	480	2002
	10.709688	10.748517	0.36%	208	2001
	10.000000	10.709688	7.10%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.442464	10.553133	1.06%	1,465	2005
	9.766765	10.442464	6.92%	1,477	2004
	8.369251	9.766765	16.70%	295	2003
	9.684942	8.369251	-13.58%	0	2002
	10.000000	9.684942	-3.15%	0	2001*

Janus Adviser Balanced Fund: Class S	10.127421	10.746137	6.11%	11,538	2005
	9.478675	10.127421	6.84%	11,982	2004
	8.436499	9.478675	12.35%	9,263	2003
	9.162562	8.436499	-7.92%	7,799	2002
	9.771288	9.162562	-6.23%	1,234	2001
	10.000000	9.771288	-2.29%	0	2000*

Janus Adviser International Growth Fund: Class S	7.803777	10.131345	29.83%	478	2005
	6.606960	7.803777	18.11%	1,092	2004
	4.974186	6.606960	32.82%	489	2003
	6.786184	4.974186	-26.70%	271	2002
	8.918728	6.786184	-23.91%	77	2001
	10.000000	8.918728	-10.81%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.255792	6.539502	4.54%	16,921	2005
	6.060967	6.255792	3.21%	17,291	2004
	5.006864	6.060967	21.05%	18,785	2003
	6.865837	5.006864	-27.08%	15,457	2002
	8.828146	6.865837	-22.23%	9,448	2001
	10.000000	8.828146	-11.72%	3,130	2000*

Janus Fund	5.537706	5.674841	2.48%	14,399	2005
	5.367621	5.537706	3.17%	14,559	2004
	4.135334	5.367621	29.80%	14,007	2003
	5.792910	4.135334	-28.61%	10,141	2002
	7.955688	5.792910	-27.19%	7,913	2001
	10.000000	7.955688	-20.44%	2,100	2000*

Janus Twenty Fund	5.399959	5.823191	7.84%	14,034	2005
	4.422663	5.399959	22.10%	18,025	2004
	3.581326	4.422663	23.49%	20,088	2003
	4.783010	3.581326	-25.12%	16,466	2002
	6.856048	4.783010	-30.24%	15,630	2001
	10.000000	6.856048	-31.44%	2,998	2000*

Janus Worldwide Fund	5.536695	5.775385	4.31%	894	2005
	5.323440	5.536695	4.01%	978	2004
	4.347960	5.323440	22.44%	978	2003
	5.963384	4.347960	-27.09%	978	2002
	7.846884	5.963384	-24.00%	1,329	2001
	10.000000	7.846884	-21.53%	1,144	2000*

Lazard Small Cap Portfolio: Open Shares	15.587418	15.965340	2.42%	705	2005
	13.765910	15.587418	13.23%	941	2004
	10.080904	13.765910	36.55%	892	2003
	12.448098	10.080904	-19.02%	1,886	2002
	10.733803	12.448098	15.97%	101	2001
	10.000000	10.733803	7.34%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	18.936392	21.704842	14.62%	14,568	2005
	16.190821	18.936392	16.96%	11,608	2004
	12.478777	16.190821	29.75%	5,646	2003
	13.053256	12.478777	-4.40%	2,895	2002
	11.818605	13.053256	10.45%	1,527	2001
	10.000000	11.818605	18.19%	437	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.032231	10.703663	6.69%	3,409	2005
	8.780589	10.032231	14.25%	4,326	2004
	6.599329	8.780589	33.05%	4,019	2003
	9.037969	6.599329	-26.98%	1,590	2002
	9.351959	9.037969	-3.36%	659	2001
	10.000000	9.351959	-6.48%	217	2000*

Neuberger Berman Partners Fund: Trust Class	11.204311	13.008772	16.11%	1,059	2005
	9.552160	11.204311	17.30%	873	2004
	7.144661	9.552160	33.70%	619	2003
	9.654616	7.144661	-26.00%	726	2002
	10.126269	9.654616	-4.66%	704	2001
	10.000000	10.126269	1.26%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.275158	11.940078	5.90%	2,663	2005
	10.000000	11.275158	12.75%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.608315	7.850409	3.18%	18,270	2005
	7.251992	7.608315	4.91%	14,237	2004
	5.684252	7.251992	27.58%	8,202	2003
	7.821894	5.684252	-27.33%	5,466	2002
	9.091985	7.821864	-13.97%	3,332	2001
	10.000000	9.091985	-9.08%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.061093	12.202423	1.17%	2,267	2005
	11.206497	12.061093	7.63%	282	2004
	10.000000	11.206497	12.06%	23	2003*

Oppenheimer Global Fund: Class A	10.399712	11.667114	12.19%	8,410	2005
	8.892350	10.399712	16.95%	9,916	2004
	6.306488	8.892350	41.00%	11,076	2003
	8.251822	6.306488	-23.57%	9,794	2002
	9.494192	8.251822	-13.09%	5,802	2001
	10.000000	9.494192	-5.06%	2,819	2000*

Oppenheimer Strategic Income Fund: Class A	13.542123	13.900889	2.65%	6,934	2005
	12.535852	13.542123	8.03%	3,744	2004
	10.636303	12.535852	17.86%	1,272	2003
	10.101298	10.636303	5.30%	564	2002
	9.897617	10.101298	2.06%	236	2001
	10.000000	9.897617	-1.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.530336	12.959922	12.40%	16,742	2005
	10.000000	11.530336	15.30%	10,994	2004*

PIMCO Total Return Fund: Class A	12.911468	13.029684	0.92%	22,622	2005
	12.520319	12.911468	3.12%	16,096	2004
	12.092198	12.520319	3.54%	11,449	2003
	11.191014	12.092198	8.05%	6,478	2002
	10.421817	11.191014	7.38%	798	2001
	10.000000	10.421817	4.22%	0	2000*

Putnam International Equity Fund: Class A	14.482681	16.068210	10.95%	259	2005
	12.643169	14.482681	14.55%	259	2004
	10.000000	12.643169	26.43%	0	2003*

Putnam Voyager Fund: Class A	12.115412	12.596612	3.97%	132	2005
	11.731134	12.115412	3.28%	0	2004
	10.000000	11.731134	17.31%	26	2003*

Templeton Foreign Fund: Class A	12.775753	13.929869	9.03%	4,541	2005
	10.973038	12.775753	16.43%	5,056	2004
	8.531093	10.973038	28.62%	6,133	2003
	9.475781	8.531093	-9.97%	4.13	2002
	10.443442	9.475781	-9.27%	1,670	2001
	10.000000	10.443442	4.43%	117	2000*

Van Kampen Growth and Income Fund: Class A	13.903860	15.055890	8.29%	8,303	2005
	12.382258	13.903860	12.29%	3,595	2004
	10.000000	12.382258	23.82%	804	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.619253	16.945057	15.91%	2,270	2005
	12.257017	14.619253	19.27%	617	2004
	10.000000	12.257017	22.57%	9	2003*

Van Kampen Real Estate Securities Fund: Class A	17.140975	19.697549	14.91%	5,688	2005
	12.725848	17.140975	34.69%	4,133	2004
	10.000000	12.725848	27.26%	354	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.612574	15.075511	10.75%	2,015	2005
	12.195619	13.612574	11.62%	1,080	2004
	10.000000	12.195619	21.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	10.936020	12.072136	10.39%	12,799	2005
	10.091907	10.936020	8.36%	11,248	2004
	7.383083	10.091907	36.69%	9,022	2003
	9.279248	7.383083	-20.43%	6,647	2002
	9.579686	9.279248	-3.14%	3,733	2001
	10.000000	9.579686	-4.20%	561	2000*

Wells Fargo Advantage Growth Fund: Investor Class	11.003646	11.819822	7.42%	1,336	2005
	9.919127	11.003646	10.93%	314	2004
	10.000000	9.919127	-0.81%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.958784	6.733800	-3.23%	2,038	2005
	6.485293	6.958784	7.30%	1,940	2004
	5.288064	6.485293	22.64%	1,771	2003
	6.864646	5.288064	-22.97%	1,370	2002
	8.714916	6.864646	-21.23%	1,008	2001
	10.000000	8.714916	-12.85%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.084220	10.84%	5,075	2005*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.256031	2.56%	379	2005*

AIM Dynamics Fund: Investor Class	5.618256	6.107804	8.71%	4,217	2005
	5.095399	5.618256	10.26%	4,623	2004
	3.741024	5.095399	36.20%	3,870	2003
	5.675844	3.741024	-34.09%	3,259	2002
	8.587266	5.675844	-33.90%	1,636	2001
	10.000000	8.587266	-14.13%	438	2000*

AIM Small Company Growth Fund: Investor Class	6.784407	7.049823	3.91%	2,333	2005
	6.093173	6.784407	11.34%	2,294	2004
	4.633810	6.093173	31.49%	2,192	2003
	6.856345	4.633810	-32.42%	1,968	2002
	8.802488	6.856345	-22.11%	474	2001
	10.000000	8.802488	-11.98%	0	2000*

American Century Growth: Investor Class	6.168243	6.370094	3.27%	2,381	2005
	5.697680	6.168243	8.26%	1,732	2004
	4.649393	5.697680	22.55%	941	2003
	6.389818	4.649393	-27.24%	435	2002
	7.976922	6.389818	-19.90%	87	2001
	10.000000	7.976922	-20.23%	0	2000*

American Century Income & Growth: Advisor Class	8.977426	9.243694	2.97%	3,590	2005
	8.086103	8.977426	11.02%	3,171	2004
	6.347409	8.086103	27.39%	2,231	2003
	8.015252	6.347409	-20.81%	1,944	2002
	8.906998	8.015252	-10.01%	1,264	2001
	10.000000	8.906998	-10.93%	681	2000*

American Century International Growth: Advisor Class	6.905858	7.690956	11.37%	749	2005
	6.094402	6.905858	13.31%	749	2004
	4.945354	6.094402	23.23%	748	2003
	6.235181	4.945354	-20.69%	748	2002
	8.671954	6.235181	-28.10%	402	2001
	10.000000	8.671954	-13.28%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.380278	11.396548	0.14%	296	2005
	11.477926	11.380278	-0.85%	207	2004
	11.524226	11.477926	-0.40%	74	2003
	11.117502	11.524226	3.66%	31	2002
	10.534339	11.117502	5.54%	93	2001
	10.000000	10.534339	5.34%	0	2000*

American Century Ultra: Investor Class	6.868113	6.908654	0.59%	2,222	2005
	6.299038	6.868113	9.03%	1,868	2004
	5.082284	6.299038	23.94%	1,743	2003
	6.713812	5.082284	-24.30%	1,678	2002
	7.983407	6.713812	-15.90%	899	2001
	10.000000	7.983407	-20.17%	247	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.247161	12.516263	11.28%	19	2005
	10.000000	11.247161	12.47%	3	2004*

Dreyfus Appreciation Fund, Inc.	8.806327	9.033714	2.58%	5,307	2005
	8.468670	8.806327	3.99%	3,423	2004
	7.141550	8.468670	18.58%	1,596	2003
	8.750643	7.141550	-18.39%	1,368	2002
	9.954789	8.750643	-12.10%	194	2001
	10.000000	9.954789	-0.45%	0	2000*

Dreyfus Emerging Leaders Fund	11.069230	11.903916	7.54%	0	2005
	9.837785	11.069230	12.52%	0	2004
	7.160353	9.837785	37.39%	0	2003
	9.105357	7.160353	-21.36%	0	2002
	10.261913	9.105357	-11.27%	0	2001
	10.000000	10.261913	2.62%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.127340	9.844086	-2.80%	390	2005
	10.000000	10.127340	1.27%	389	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.830315	5.942187	1.92%	70	2005
	5.587893	5.830315	4.34%	114	2004
	4.506827	5.587893	23.99%	7	2003
	6.478513	4.506827	-30.43%	0	2002
	8.623059	6.478513	-24.87%	0	2001
	10.000000	8.623059	-13.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.550248	13.598875	0.36%	0	2005
	12.882969	13.550248	5.18%	0	2004
	11.587676	12.882969	11.18%	0	2003
	11.001847	11.587676	5.32%	0	2002
	10.408109	11.001847	5.70%	0	2001
	10.000000	10.408109	4.08%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.173077	8.293537	1.47%	25	2005
	7.344705	8.173077	11.28%	54	2004
	6.016211	7.344705	22.08%	54	2003
	7.580293	6.016211	-20.63%	277	2002
	8.677258	7.580293	-12.64%	25	2001
	10.000000	8.677258	-13.23%	0	2000*

Federated High Yield Trust	11.683450	11.788223	0.90%	952	2005
	10.625574	11.683450	9.96%	562	2004
	8.783263	10.625574	20.98%	362	2003
	8.911602	8.783263	-1.44%	298	2002
	9.221921	8.911602	-3.37%	0	2001
	10.000000	9.221921	-7.78%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.474290	12.540300	0.53%	175	2005
	12.269038	12.474290	1.67%	124	2004
	11.746484	12.269038	4.45%	15	2003
	10.949696	11.746484	7.28%	0	2002
	10.352982	10.949696	5.76%	0	2001
	10.000000	10.352982	3.53%	0	2000*

Fidelity Advisor Balanced Fund: Class A	9.937839	10.306322	3.71%	1,248	2005
	9.591347	9.937839	3.61%	1,186	2004
	8.260903	9.591347	16.11%	1,402	2003
	9.195805	8.260903	-10.17%	1,284	2002
	9.500347	9.195805	-3.21%	31	2001
	10.000000	9.500347	-5.00%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.389396	6.632533	3.81%	1,719	2005
	6.307195	6.389396	1.30%	1,053	2004
	4.848254	6.307195	30.09%	1,573	2003
	7.085291	4.848254	-31.57%	1,013	2002
	8.766760	7.085291	-19.18%	0	2001
	10.000000	8.766760	-12.33%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.476448	13.079505	4.83%	4,298	2005
	11.297122	12.476448	10.44%	3,721	2004
	8.907850	11.297122	26.82%	3,070	2003
	10.703022	8.907850	-16.77%	2,370	2002
	11.112437	10.703022	-3.68%	270	2001
	10.000000	11.112437	11.12%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.264838	7.752976	6.72%	1,804	2005
	6.887564	7.264838	5.48%	2,060	2004
	5.404001	6.887564	27.45%	1,347	2003
	7.064476	5.404001	-23.50%	970	2002
	8.440262	7.064476	-16.30%	59	2001
	10.000000	8.440262	-15.60%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.285869	13.690923	3.05%	468	2005
	11.743589	13.285869	13.13%	468	2004
	8.300627	11.743589	41.48%	468	2003
	8.780732	8.300627	-5.47%	468	2002
	9.021948	8.780732	-2.67%	0	2001
	10.000000	9.021948	-9.78%	0	2000*

Fidelity Advisor Overseas Fund: Class A	8.976303	10.107632	12.60%	2	2005
	8.064465	8.976303	11.31%	2	2004
	5.673125	8.064465	42.15%	26	2003
	7.211514	5.673125	-21.33%	0	2002
	9.167524	7.211514	-21.34%	0	2001
	10.000000	9.167524	-8.32%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.021859	12.891829	16.97%	412	2005
	10.000000	11.021859	10.22%	107	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.071134	19.742032	9.25%	1,422	2005
	14.641209	18.071134	24.43%	865	2004
	11.471045	14.641209	27.64%	527	2003
	12.384341	11.471045	-7.37%	459	2002
	10.682989	12.384341	15.93%	395	2001
	10.000000	10.682989	6.83%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.952614	15.115884	8.34%	3,751	2005
	12.480602	13.952614	11.79%	2,685	2004
	10.041519	12.480602	24.29%	1,713	2003
	11.480048	10.041519	-12.53%	1,257	2002
	11.002521	11.480048	4.34%	148	2001
	10.000000	11.002521	10.03%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	6.975979	7.596306	8.89%	4,484	2005
	6.265315	6.975979	11.34%	4,836	2004
	4.619942	6.265315	35.61%	3,738	2003
	6.660671	4.619942	-30.64%	2,421	2002
	8.509855	6.660671	-21.73%	3	2001
	10.000000	8.509855	-14.90%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.509431	12.486051	8.49%	1,804	2005
	10.000000	11.509431	15.09%	355	2004*

Gartmore Bond Fund: Class D	13.316974	13.527755	1.58%	0	2005
	12.897062	13.316974	3.26%	35	2004
	12.307181	12.897062	4.79%	33	2003
	11.434837	12.307181	7.63%	1	2002
	10.569405	11.434837	8.19%	1	2001
	10.000000	10.569405	5.69%	0	2000*

Gartmore Bond Index Fund: Class A	12.396020	12.438529	0.34%	103	2005
	12.131994	12.396020	2.18%	50	2004
	11.937628	12.131994	1.63%	0	2003
	11.072601	11.937628	7.81%	0	2002
	10.491816	11.072601	5.54%	0	2001
	10.000000	10.491816	4.92%	0	2000*

Gartmore Government Bond Fund: Class D	13.015708	13.176953	1.24%	162	2005
	12.776149	13.015708	1.88%	280	2004
	12.729200	12.776149	0.37%	115	2003
	11.644459	12.729200	9.32%	23	2002
	10.946692	11.644459	6.37%	0	2001
	10.000000	10.946692	9.47%	0	2000*

Gartmore Growth Fund: Class A	10.800641	11.289382	4.53%	0	2005
	10.172277	10.800641	6.18%	0	2004
	10.000000	10.172277	1.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.116963	5.370731	4.96%	0	2005
	4.805072	5.116963	6.49%	0	2004
	3.667124	4.805072	31.03%	0	2003
	5.221904	3.667124	-29.77%	0	2002
	7.342041	5.221904	-28.88%	0	2001
	10.000000	7.342041	-26.58%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.926636	11.107324	1.65%	509	2005
	10.587934	10.926636	3.20%	254	2004
	9.985311	10.587934	6.04%	13	2003
	10.084987	9.985311	-0.99%	0	2002
	10.025650	10.084987	0.59%	0	2001
	10.000000	10.025650	0.26%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.725207	11.030055	2.84%	1,449	2005
	10.170334	10.725207	5.46%	1,222	2004
	9.094580	10.170334	11.83%	13	2003
	9.641866	9.094580	-5.68%	0	2002
	9.904723	9.641866	-2.65%	141	2001
	10.000000	9.904723	-0.95%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.330556	10.725778	3.83%	14,095	2005
	9.585234	10.330556	7.78%	13,540	2004
	8.129015	9.585234	17.91%	20	2003
	9.124476	8.129015	-10.91%	20	2002
	9.726076	9.124476	-6.19%	0	2001
	10.000000	9.726076	-2.74%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.976000	10.518263	5.44%	13,666	2005
	9.034979	9.976000	10.42%	12,274	2004
	7.261770	9.034979	24.42%	2,568	2003
	8.616194	7.261770	-15.72%	2,050	2002
	9.590647	8.616194	-10.16%	0	2001
	10.000000	9.590647	-4.09%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.652265	10.253875	6.23%	1,425	2005
	8.595498	9.652265	12.29%	1,059	2004
	6.626215	8.595498	29.72%	351	2003
	8.244175	6.626215	-19.63%	306	2002
	9.452550	8.244175	-12.78%	0	2001
	10.000000	9.452550	-5.47%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.435676	10.550757	11.82%	0	2005
	8.040601	9.435676	17.35%	9	2004
	5.956866	8.040601	34.98%	0	2003
	7.348440	5.956866	-18.94%	0	2002
	9.629504	7.348440	-23.69%	0	2001
	10.000000	9.629504	-3.70%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.826632	13.554156	5.67%	698	2005
	11.236877	12.826632	14.15%	513	2004
	8.910299	11.236877	26.11%	511	2003
	10.492689	8.910299	-15.08%	471	2002
	11.188163	10.492689	-6.22%	236	2001
	10.000000	11.188163	11.88%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.889131	13.095997	10.15%	2,092	2005
	10.443012	11.889131	13.85%	813	2004
	7.889264	10.443012	32.37%	582	2003
	9.453502	7.889264	-16.55%	0	2002
	9.772361	9.453502	-3.26%	0	2001
	10.000000	9.772361	-2.28%	0	2000*

Gartmore Money Market Fund: Service Class	10.238278	10.344040	1.03%	7,472	2005
	10.324366	10.238278	-0.83%	3,461	2004
	10.429108	10.324366	-1.00%	2,844	2003
	10.482610	10.429108	-0.51%	1,150	2002
	10.294260	10.482610	1.83%	2,111	2001
	10.000000	10.294260	2.94%	0	2000*

Gartmore Nationwide® Fund: Class D	9.122997	9.648130	5.76%	47	2005
	8.437406	9.122997	8.13%	68	2004
	6.739416	8.437406	25.19%	22	2003
	8.256316	6.739416	-18.37%	22	2002
	9.520033	8.256316	-13.27%	0	2001
	10.000000	9.520033	-4.80%	0	2000*

Gartmore S&P 500® Index Fund: Service Class	8.038054	8.253794	2.68%	11,102	2005
	7.398733	8.038054	8.64%	5,650	2004
	5.877957	7.398733	25.87%	3,471	2003
	7.717283	5.877957	-23.83%	3,032	2002
	8.937573	7.717283	-13.65%	1,442	2001
	10.000000	8.937573	-10.62%	670	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.125058	17.046050	20.68%	33	2005
	11.402100	14.125058	23.88%	64	2004
	7.820677	11.402100	45.79%	5	2003
	9.747853	7.820677	-19.77%	0	2002
	10.087507	9.747853	-3.37%	0	2001
	10.000000	10.087507	0.88%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.262167	12.603090	2.78%	1,746	2005
	10.571415	12.262167	15.99%	681	2004
	7.379022	10.571415	43.26%	578	2003
	9.475598	7.379022	-22.13%	323	2002
	9.462540	9.475598	0.14%	16	2001
	10.000000	9.462540	-5.37%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.627935	14.483753	6.28%	192	2005
	12.200044	13.627935	11.70%	218	2004
	9.060817	12.200044	34.65%	172	2003
	10.741736	9.060817	-15.65%	172	2002
	10.708390	10.741736	0.31%	44	2001
	10.000000	10.708390	7.08%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.424349	10.529502	1.01%	39	2005
	9.754779	10.424349	6.86%	39	2004
	8.363217	9.754779	16.64%	39	2003
	9.682886	8.363217	-13.63%	39	2002
	10.000000	9.682886	-3.17%	0	2001*

Janus Adviser Balanced Fund: Class S	10.105627	10.717594	6.06%	2,481	2005
	9.463082	10.105627	6.79%	1,519	2004
	8.426889	9.463082	12.30%	1,465	2003
	9.156766	8.426889	-7.97%	1,684	2002
	9.770095	9.156766	-6.28%	109	2001
	10.000000	9.770095	-2.30%	0	2000*

Janus Adviser International Growth Fund: Class S	7.786955	10.104412	29.76%	14	2005
	6.596067	7.786955	18.05%	14	2004
	4.968510	6.596067	32.76%	6	2003
	6.781885	4.968510	-26.74%	0	2002
	8.917641	6.781885	-23.95%	0	2001
	10.000000	8.917641	-10.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.242328	6.522127	4.48%	103	2005
	6.050978	6.242328	3.16%	333	2004
	5.001147	6.050978	20.99%	661	2003
	6.861490	5.001147	-27.11%	804	2002
	8.827073	6.861490	-22.27%	739	2001
	10.000000	8.827073	-11.73%	0	2000*

Janus Fund	5.524607	5.658555	2.42%	2,368	2005
	5.357641	5.524607	3.12%	2,005	2004
	4.129733	5.357641	29.73%	1,198	2003
	5.788008	4.129733	-28.65%	924	2002
	7.953018	5.788008	-27.22%	865	2001
	10.000000	7.953018	-20.47%	443	2000*

Janus Twenty Fund	5.387185	5.806493	7.78%	1,894	2005
	4.414435	5.387185	22.04%	1,984	2004
	3.576470	4.414435	23.43%	2,330	2003
	4.778957	3.576470	-25.16%	2,840	2002
	6.853752	4.778957	-30.27%	2,629	2001
	10.000000	6.853752	-31.46%	506	2000*

Janus Worldwide Fund	5.523587	5.758800	4.26%	440	2005
	5.313533	5.523587	3.95%	440	2004
	4.342071	5.313533	22.37%	440	2003
	5.958337	4.342071	-27.13%	440	2002
	7.844244	5.958337	-24.04%	440	2001
	10.000000	7.844244	-21.56%	440	2000*

Lazard Small Cap Portfolio: Open Shares	15.550563	15.919535	2.37%	214	2005
	13.740332	15.550563	13.17%	214	2004
	10.067278	13.740332	36.49%	214	2003
	12.437583	10.067278	-19.06%	234	2002
	10.730212	12.437583	15.91%	0	2001
	10.000000	10.730212	7.30%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	18.891619	21.642569	14.56%	1,700	2005
	16.160740	18.891619	16.90%	1,393	2004
	12.461902	16.160740	29.68%	512	2003
	13.042221	12.461902	-4.45%	374	2002
	11.814635	13.042221	10.39%	61	2001
	10.000000	11.814635	18.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	10.008517	10.672968	6.64%	21	2005
	8.764272	10.008517	14.20%	50	2004
	6.590402	8.764272	32.99%	50	2003
	9.030327	6.590402	-27.02%	50	2002
	9.348824	9.030327	-3.41%	26	2001
	10.000000	9.348824	-6.51%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.177812	12.971453	16.05%	104	2005
	9.534407	11.177812	17.24%	35	2004
	7.134997	9.534407	33.63%	0	2003
	9.646461	7.134994	-26.04%	0	2002
	10.122886	9.646461	-4.71%	0	2001
	10.000000	10.122886	1.23%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.271378	11.930038	5.84%	0	2005
	10.000000	11.271378	12.71%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.591916	7.829529	3.13%	4,570	2005
	7.240038	7.591916	4.86%	4,339	2004
	5.677765	7.240038	27.52%	2,756	2003
	7.816946	5.677765	-27.37%	1,775	2002
	9.090872	7.816946	-14.01%	153	2001
	10.000000	9.090872	-9.09%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.050867	12.185908	1.12%	0	2005
	11.202678	12.050867	7.57%	0	2004
	10.000000	11.202678	12.03%	0	2003*

Oppenheimer Global Fund: Class A	10.375080	11.633605	12.13%	3,045	2005
	8.875789	10.375080	16.89%	3,120	2004
	6.297940	8.875789	40.93%	3,050	2003
	8.244826	6.297940	-23.61%	1,264	2002
	9.491003	8.244826	-13.13%	671	2001
	10.000000	9.491003	-5.09%	0	2000*

Oppenheimer Strategic Income Fund: Class A	13.512976	13.863952	2.60%	4	2005
	12.515222	13.512976	7.97%	0	2004
	10.624187	12.515222	17.80%	0	2003
	10.094915	10.624187	5.24%	0	2002
	9.896413	10.094915	2.01%	0	2001
	10.000000	9.896413	-1.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.526477	12.949029	12.34%	1,363	2005
	10.000000	11.526477	15.26%	358	2004*

PIMCO Total Return Fund: Class A	12.883636	12.995019	0.86%	2,350	2005
	12.499670	12.883636	3.07%	11,685	2004
	12.078384	12.499670	3.49%	7,845	2003
	11.183903	12.078354	8.00%	4,863	2002
	10.420509	11.183903	7.33%	123	2001
	10.000000	10.420509	4.21%	0	2000*

Putnam International Equity Fund: Class A	14.470440	16.046514	10.89%	6	2005
	12.638886	14.470440	14.49%	6	2004
	10.000000	12.638886	26.39%	49	2003*

Putnam Voyager Fund: Class A	12.105161	12.579589	3.92%	400	2005
	11.727158	12.105161	3.22%	0	2004
	10.000000	11.727158	17.27%	0	2003*

Templeton Foreign Fund: Class A	12.745556	13.889914	8.98%	292	2005
	10.952662	12.745556	16.37%	555	2004
	8.519550	10.952662	28.56%	384	2003
	9.467765	8.519550	-10.02%	94	2002
	10.439940	9.467765	-9.31%	0	2001
	10.000000	10.439940	4.40%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.892110	15.035573	8.23%	556	2005
	12.378070	13.892110	12.23%	35	2004
	10.000000	12.378070	23.78%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.606884	16.922159	15.85%	137	2005
	12.252862	14.606884	19.21%	0	2004
	10.000000	12.252862	22.53%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.126492	19.670950	14.86%	897	2005
	12.721536	17.126492	34.63%	911	2004
	10.000000	12.721536	27.22%	48	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.601053	15.055144	10.69%	77	2005
	12.191484	13.601053	11.56%	0	2004
	10.000000	12.191484	21.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	10.910127	12.037466	10.33%	1,872	2005
	10.073122	10.910127	8.31%	1,509	2004
	7.373079	10.073122	36.62%	1,090	2003
	9.271389	7.373079	-20.47%	1,122	2002
	9.576473	9.271389	-3.19%	138	2001
	10.000000	9.576473	-4.24%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	10.997170	11.806889	7.36%	0	2005
	9.918325	10.997170	10.88%	0	2004
	10.000000	9.918325	-0.82%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.943802	6.715903	-3.28%	28	2005
	6.474624	6.943802	7.25%	22	2004
	5.282034	6.474624	22.58%	6	2003
	6.860301	5.282034	-23.01%	0	2002
	8.713852	6.860301	-21.27%	0	2001
	10.000000	8.713852	-12.86%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.080134	10.80%	289	2005*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.253636	2.54%	182	2005*

AIM Dynamics Fund: Investor Class	5.604954	6.090267	8.66%	1,087	2005
	5.085916	5.604954	10.21%	1,087	2004
	3.735960	5.085916	36.13%	1,802	2003
	5.671035	3.735960	-34.12%	1,581	2002
	8.584369	5.671035	-33.94%	1,234	2001
	10.000000	8.584369	-14.16%	48	2000*

AIM Small Company Growth Fund: Investor Class	6.768353	7.029574	3.86%	326	2005
	6.081838	6.768353	11.29%	326	2004
	4.627524	6.081838	31.43%	834	2003
	6.850528	4.627524	-32.45%	797	2002
	8.799529	6.850528	-22.15%	636	2001
	10.000000	8.799529	-12.00%	0	2000*

American Century Growth: Investor Class	6.153650	6.351801	3.22%	0	2005
	5.687082	6.153650	8.20%	0	2004
	4.643095	5.687082	22.48%	517	2003
	6.384404	4.643095	-27.27%	538	2002
	7.974245	6.384404	-19.94%	538	2001
	10.000000	7.974245	-20.26%	0	2000*

American Century Income & Growth: Advisor Class	8.956159	9.217130	2.91%	1,306	2005
	8.071046	8.956159	10.97%	1,306	2004
	6.338797	8.071046	27.33%	1,327	2003
	8.008468	6.338797	-20.85%	1,178	2002
	8.904009	8.008468	-10.06%	6,701	2001
	10.000000	8.904009	-10.96%	0	2000*

American Century International Growth: Advisor Class	6.889521	7.668881	11.31%	0	2005
	6.083064	6.889521	13.26%	0	2004
	4.938653	6.083064	23.17%	0	2003
	6.229902	4.938653	-20.73%	0	2002
	8.669053	6.229902	-28.14%	0	2001
	10.000000	8.669053	-13.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.353363	11.363832	0.09%	0	2005
	11.456588	11.353363	-0.90%	0	2004
	11.508633	11.456588	-0.45%	0	2003
	11.108093	11.508633	3.61%	0	2002
	10.530808	11.108093	5.48%	0	2001
	10.000000	10.530808	5.31%	0	2000*

American Century Ultra: Investor Class	6.851861	6.888826	0.54%	287	2005
	6.287329	6.851861	8.98%	287	2004
	5.075401	6.287329	23.88%	313	2003
	6.708123	5.075401	-24.34%	280	2002
	7.980721	6.708123	-15.95%	190	2001
	10.000000	7.980721	-20.19%	57	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.243385	12.505729	11.23%	0	2005
	10.000000	11.243385	12.43%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.785486	9.007771	2.53%	0	2005
	8.452922	8.785486	3.93%	14,702	2004
	7.131882	8.452922	18.52%	45	2003
	8.743233	7.131882	-18.43%	23	2002
	9.951442	8.743233	-12.14%	23	2001
	10.000000	9.951442	-0.49%	0	2000*

Dreyfus Emerging Leaders Fund	11.043038	11.869740	7.49%	0	2005
	9.819482	11.043038	12.46%	0	2004
	7.150654	9.819482	37.32%	0	2003
	9.097640	7.150654	-21.40%	0	2002
	10.258464	9.097640	-11.32%	0	2001
	10.000000	10.258464	2.58%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.127145	9.838902	-2.85%	0	2005
	10.000000	10.127145	1.27%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.816534	5.925138	1.87%	0	2005
	5.577516	5.816534	4.29%	0	2004
	4.500731	5.577516	23.92%	0	2003
	6.473029	4.500731	-30.47%	0	2002
	8.620170	6.473029	-24.91%	0	2001
	10.000000	8.620170	-13.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.518156	13.559786	0.31%	0	2005
	12.858992	13.518156	5.13%	0	2004
	11.571984	12.858992	11.12%	289	2003
	10.992539	11.571984	5.27%	289	2002
	10.404603	10.992539	5.65%	289	2001
	10.000000	10.404603	4.05%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.155490	8.271506	1.42%	0	2005
	7.332610	8.155490	11.22%	0	2004
	6.009344	7.332610	22.02%	0	2003
	7.575494	6.009344	-20.67%	0	2002
	8.676199	7.575494	-12.69%	0	2001
	10.000000	8.676199	-13.24%	0	2000*

Federated High Yield Trust	11.655757	11.754331	0.85%	0	2005
	10.605771	11.655757	9.90%	0	2004
	8.771345	10.605771	20.91%	0	2003
	8.904030	8.771345	-1.49%	0	2002
	9.218789	8.904030	-3.41%	0	2001
	10.000000	9.218789	-7.81%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.447381	12.506914	0.48%	0	2005
	12.248790	12.447381	1.62%	0	2004
	11.733052	12.248790	4.40%	0	2003
	10.942730	11.733052	7.22%	0	2002
	10.351679	10.942730	5.71%	0	2001
	10.000000	10.351679	3.52%	0	2000*

Fidelity Advisor Balanced Fund: Class A	9.914299	10.276711	3.66%	0	2005
	9.573502	9.914299	3.56%	0	2004
	8.249713	9.573502	16.05%	0	2003
	9.188013	8.249713	-10.21%	0	2002
	9.497154	9.188013	-3.26%	0	2001
	10.000000	9.497154	-5.03%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.375624	6.614892	3.75%	106	2005
	6.296797	6.375624	1.25%	0	2004
	4.842719	6.296797	30.03%	0	2003
	7.080789	4.842719	-31.61%	0	2002
	8.765685	7.080789	-19.22%	0	2001
	10.000000	8.765685	-12.34%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.446949	13.041985	4.78%	1,134	2005
	11.276130	12.446949	10.38%	10,472	2004
	8.895791	11.276130	26.76%	10,140	2003
	10.693967	8.895791	-16.81%	16,776	2002
	11.108706	10.693967	-3.73%	0	2001
	10.000000	11.108706	11.09%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.247613	7.730680	6.67%	0	2005
	6.874721	7.247613	5.42%	0	2004
	5.396663	6.874721	27.39%	0	2003
	7.058486	5.396663	-23.54%	0	2002
	8.437434	7.058486	-16.34%	0	2001
	10.000000	8.437434	-15.63%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.254425	13.651604	3.00%	0	2005
	11.721742	13.254425	13.08%	0	2004
	8.289397	11.721742	41.41%	0	2003
	8.773314	8.289397	-5.52%	0	2002
	9.018930	8.773314	-2.72%	0	2001
	10.000000	9.018930	-9.81%	0	2000*

Fidelity Advisor Overseas Fund: Class A	8.956982	10.080779	12.55%	0	2005
	8.051184	8.956982	11.25%	0	2004
	5.666648	8.051184	42.08%	0	2003
	7.206949	5.666648	-21.37%	0	2002
	9.166403	7.206949	-21.38%	0	2001
	10.000000	9.166403	-8.34%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.018158	12.880975	16.91%	0	2005
	10.000000	11.018158	10.18%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	18.032233	19.689564	9.19%	491	2005
	14.617108	18.032233	23.36%	219	2004
	11.457969	14.617108	27.57%	68	2003
	12.376509	11.457969	-7.42%	0	2002
	10.681689	12.376509	15.87%	0	2001
	10.000000	10.681689	6.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.919600	15.072479	8.28%	437	2005
	12.457382	13.919600	11.74%	437	2004
	10.027932	12.457382	24.23%	823	2003
	11.470342	10.027932	-12.58%	743	2002
	10.998835	11.470342	4.29%	4,717	2001
	10.000000	10.998835	9.99%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	6.959428	7.574457	8.84%	317	2005
	6.253631	6.959428	11.29%	317	2004
	4.613672	6.253631	35.55%	317	2003
	6.655025	4.613672	-30.67%	317	2002
	8.506987	6.655025	-21.77%	368	2001
	10.000000	8.506987	-14.93%	51	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.505560	12.475534	8.43%	0	2005
	10.000000	11.505560	15.06%	0	2004*

Gartmore Bond Fund: Class D	13.285404	13.488855	1.53%	0	2005
	12.873024	13.285404	3.20%	0	2004
	12.290480	12.873024	4.74%	0	2003
	11.425118	12.290480	7.57%	0	2002
	10.565815	11.425118	8.13%	3,908	2001
	10.000000	10.565815	5.66%	0	2000*

Gartmore Bond Index Fund: Class A	12.369275	12.405408	0.29%	0	2005
	12.111967	12.369275	2.12%	0	2004
	11.923976	12.111967	1.58%	0	2003
	11.065554	11.923976	7.76%	0	2002
	10.490495	11.065554	5.48%	0	2001
	10.000000	10.490495	4.90%	0	2000*

Gartmore Government Bond Fund: Class D	12.984911	13.139118	1.19%	0	2005
	12.752395	12.984911	1.82%	0	2004
	12.711983	12.752395	0.32%	0	2003
	11.634611	12.711983	9.26%	0	2002
	10.943018	11.634611	6.32%	2,554	2001
	10.000000	10.943018	9.43%	0	2000*

Gartmore Growth Fund: Class A	10.794982	11.277751	4.47%	0	2005
	10.172110	10.794982	6.12%	0	2004
	10.000000	10.172110	1.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.104844	5.355309	4.91%	0	2005
	4.796124	5.104844	6.44%	0	2004
	3.662153	4.796124	30.96%	0	2003
	5.217481	3.662153	-29.81%	0	2002
	7.339564	5.217481	-28.91%	0	2001
	10.000000	7.339564	-26.60%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.903109	11.077805	1.60%	1,237	2005
	10.570495	10.903109	3.15%	315	2004
	9.973931	10.570495	5.98%	0	2003
	10.078614	9.973931	-1.04%	0	2002
	10.024428	10.078614	0.54%	0	2001
	10.000000	10.024428	0.24%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.702119	11.000754	2.79%	0	2005
	10.153593	10.702119	5.40%	0	2004
	9.084209	10.153593	11.77%	0	2003
	9.635762	9.084209	-5.72%	0	2002
	9.903513	9.635762	-2.70%	0	2001
	10.000000	9.903513	-0.96%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.308298	10.697243	3.77%	9,099	2005
	9.569437	10.308298	7.72%	9,099	2004
	8.119740	9.569437	17.85%	9,099	2003
	9.118707	8.119740	-10.96%	0	2002
	9.724887	9.118707	-6.23%	0	2001
	10.000000	9.724887	-2.75%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.954528	10.490314	5.38%	1,359	2005
	9.020108	9.954528	10.36%	348	2004
	7.253489	9.020108	24.36%	0	2003
	8.610749	7.253489	-15.76%	0	2002
	9.589477	8.610749	-10.21%	0	2001
	10.000000	9.589477	-4.11%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.631465	10.226603	6.18%	0	2005
	8.581323	9.631465	12.24%	0	2004
	6.618645	8.581323	29.65%	0	2003
	8.238958	6.618645	-19.67%	0	2002
	9.451400	8.238958	-12.83%	0	2001
	10.000000	9.451400	-5.49%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.415344	10.522700	11.76%	0	2005
	8.027351	9.415344	17.29%	0	2004
	5.950064	8.027351	34.91%	0	2003
	7.343779	5.950064	-18.98%	0	2002
	9.628328	7.343779	-23.73%	0	2001
	10.000000	9.628328	-3.72%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.796268	13.515237	5.62%	0	2005
	11.215975	12.796268	14.09%	0	2004
	8.898237	11.215975	26.05%	0	2003
	10.483822	8.898237	-15.12%	0	2002
	11.184424	10.483822	-6.26%	0	2001
	10.000000	11.184424	11.84%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.863511	13.061161	10.10%	0	2005
	10.425801	11.863511	13.79%	0	2004
	7.880259	10.425801	32.30%	0	2003
	9.447508	7.880259	-16.59%	0	2002
	9.771169	9.447508	-3.31%	0	2001
	10.000000	9.771169	-2.29%	0	2000*

Gartmore Money Market Fund: Service Class	10.214004	10.314291	0.98%	0	2005
	10.305119	10.214004	-0.88%	0	2004
	10.414954	10.305119	-1.05%	0	2003
	10.473701	10.414954	-0.56%	0	2002
	10.290763	10.473701	1.78%	270	2001
	10.000000	10.290763	2.91%	270	2000*

Gartmore Nationwide® Fund: Class D	9.101444	9.620467	5.70%	0	2005
	8.421737	9.101444	8.07%	0	2004
	6.730314	8.421737	25.13%	0	2003
	8.249337	6.730314	-18.41%	0	2002
	9.516839	8.249337	-13.32%	5,463	2001
	10.000000	9.516839	-4.83%	0	2000*

Gartmore S&P 500® Index Fund: Service Class	8.019005	8.230062	2.63%	448	2005
	7.384953	8.019005	8.59%	448	2004
	5.869992	7.384953	25.81%	995	2003
	7.710746	5.869992	-23.87%	896	2002
	8.934577	7.710746	-13.70%	641	2001
	10.000000	8.934577	-10.65%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.091620	16.997106	20.62%	0	2005
	11.380873	14.091620	23.82%	0	2004
	7.810075	11.380873	45.72%	0	2003
	9.739600	7.810075	-19.81%	0	2002
	10.084117	9.739600	-3.42%	0	2001
	10.000000	10.084117	0.84%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.235734	12.569560	2.73%	0	2005
	10.553971	12.235734	15.93%	0	2004
	7.370586	10.553971	43.19%	0	2003
	9.469587	7.370586	-22.17%	0	2002
	9.461381	9.469587	0.09%	0	2001
	10.000000	9.461381	-5.39%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.598541	14.445206	6.23%	0	2005
	12.179914	13.598541	11.65%	0	2004
	9.050463	12.179914	34.58%	0	2003
	10.734921	9.050463	-15.69%	0	2002
	10.707077	10.734921	0.26%	0	2001
	10.000000	10.707077	7.07%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.406289	10.505934	0.96%	0	2005
	9.742815	10.406289	6.81%	0	2004
	8.357202	9.742815	16.58%	0	2003
	9.680844	8.357202	-13.67%	0	2002
	10.000000	9.680844	-3.19%	0	2001*

Janus Adviser Balanced Fund: Class S	10.083861	10.689096	6.00%	0	2005
	9.447494	10.083861	6.74%	0	2004
	8.417288	9.447494	12.24%	0	2003
	9.150980	8.417288	-8.02%	0	2002
	9.768904	9.150980	-6.33%	0	2001
	10.000000	9.768904	-2.31%	0	2000*

Janus Adviser International Growth Fund: Class S	7.770171	10.077526	29.70%	0	2005
	6.585190	7.770171	17.99%	0	2004
	4.962832	6.585190	32.69%	0	2003
	6.777588	4.962832	-26.78%	0	2002
	8.916553	6.777588	-23.99%	0	2001
	10.000000	8.916553	-10.83%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.228875	6.504782	4.43%	45	2005
	6.041009	6.228875	3.11%	45	2004
	4.995444	6.041009	20.93%	145	2003
	6.857150	4.995444	-27.15%	54	2002
	8.825992	6.857150	-22.31%	54	2001
	10.000000	8.825992	-11.74%	0	2000*

Janus Fund	5.511520	5.642291	2.37%	392	2005
	5.347651	5.511520	3.06%	392	2004
	4.124129	5.347651	29.67%	392	2003
	5.783098	4.124129	-28.69%	392	2002
	7.950346	5.783098	-27.26%	449	2001
	10.000000	7.950346	-20.50%	57	2000*

Janus Twenty Fund	5.374401	5.789770	7.73%	441	2005
	4.406199	5.374401	21.97%	441	2004
	3.571623	4.406199	23.37%	494	2003
	4.774915	3.571623	-25.20%	424	2002
	6.851450	4.774915	-30.31%	109	2001
	10.000000	6.851450	-31.49%	0	2000*

Janus Worldwide Fund	5.510491	5.742238	4.21%	0	2005
	5.303628	5.510491	3.90%	0	2004
	4.336180	5.303628	22.31%	0	2003
	5.953281	4.336180	-27.16%	0	2002
	7.841611	5.953281	-24.08%	0	2001
	10.000000	7.841611	-21.58%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.513754	15.873819	2.32%	0	2005
	13.714763	15.513754	13.12%	0	2004
	10.053642	13.714763	36.42%	0	2003
	12.427056	10.053642	-19.10%	0	2002
	10.726609	12.427056	15.85%	3,788	2001
	10.000000	10.726609	7.27%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	18.846903	21.580423	14.50%	2,166	2005
	16.130662	18.846903	16.84%	253	2004
	12.445027	16.130662	29.62%	7,647	2003
	13.031183	12.445027	-4.50%	1,906	2002
	11.810669	13.031183	10.33%	162	2001
	10.000000	11.810669	18.11%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	9.984807	10.642297	6.58%	0	2005
	8.747953	9.984807	14.14%	0	2004
	6.581467	8.747953	32.92%	358	2003
	9.022676	6.581467	-27.06%	358	2002
	9.345687	9.022676	-3.46%	358	2001
	10.000000	9.345687	-6.54%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.151354	12.934200	15.99%	11,256	2005
	9.516665	11.151354	17.18%	0	2004
	7.125328	9.516665	33.56%	0	2003
	9.638289	7.125328	-26.07%	0	2002
	10.119482	9.638289	-4.76%	0	2001
	10.000000	10.119482	1.19%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.267604	11.920012	5.79%	0	2005
	10.000000	11.267604	12.68%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.575562	7.808715	3.08%	0	2005
	7.228112	7.575562	4.81%	0	2004
	7.228112	7.228112	27.45%	0	2003
	5.671288	5.671288	-27.40%	0	2002
	7.811994	7.811994	-14.06%	0	2001
	9.089764	9.089764	-9.10%	0	2000*
	10.000000

Oppenheimer Champion Income Fund: Class A	12.040647	12.169410	1.07%	0	2005
	11.198863	12.040647	7.52%	0	2004
	10.000000	11.198863	11.99%	0	2003*

Oppenheimer Global Fund: Class A	10.350531	11.600183	12.07%	502	2005
	8.859283	10.350531	16.83%	502	2004
	6.289410	8.859283	40.86%	941	2003
	8.237846	6.289410	-23.65%	893	2002
	9.487824	8.237846	-13.17%	770	2001
	10.000000	9.487824	-5.12%	56	2000*

Oppenheimer Strategic Income Fund: Class A	13.483869	13.827086	2.55%	0	2005
	12.494605	13.483869	7.92%	0	2004
	10.612073	12.494605	17.74%	0	2003
	10.088525	10.612073	5.19%	0	2002
	9.895200	10.088525	1.95%	0	2001
	10.000000	9.895200	-1.05%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.522606	12.938136	12.28%	0	2005
	10.000000	11.522606	15.23%	0	2004*

PIMCO Total Return Fund: Class A	12.855829	12.960406	0.81%	14,115	2005
	12.479026	12.855829	3.02%	7,477	2004
	12.064559	12.479026	3.44%	7,212	2003
	11.176776	12.064559	7.94%	8,321	2002
	10.419188	11.176776	7.27%	0	2001
	10.000000	10.419188	4.19%	0	2000*

Putnam International Equity Fund: Class A	14.458195	16.024815	10.84%	0	2005
	12.634601	14.458195	14.43%	0	2004
	10.000000	12.634601	26.35%	0	2003*

Putnam Voyager Fund: Class A	12.094918	12.562581	3.87%	0	2005
	11.723184	12.094918	3.17%	0	2004
	10.000000	11.723184	17.23%	0	2003*

Templeton Foreign Fund: Class A	12.715370	13.850013	8.92%	0	2005
	10.932266	12.715370	16.31%	0	2004
	8.508011	10.932266	28.49%	22	2003
	9.459754	8.508011	-10.06%	0	2002
	10.436436	9.459754	-9.36%	0	2001
	10.000000	10.436436	4.36%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.880344	15.015237	8.18%	0	2005
	12.373868	13.880344	12.17%	0	2004
	10.000000	12.373868	23.74%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.594532	16.899295	15.79%	47	2005
	12.248705	14.594532	19.15%	0	2004
	10.000000	12.248705	22.49%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.111997	19.644362	14.80%	0	2005
	12.717229	17.111997	34.56%	0	2004
	10.000000	12.717229	27.17%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.589549	15.034804	10.64%	0	2005
	12.187362	13.589549	11.51%	0	2004
	10.000000	12.187362	21.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	10.884278	12.002871	10.28%	0	2005
	10.054363	10.884278	8.25%	0	2004
	7.363079	10.054363	36.55%	0	2003
	9.263541	7.363079	-20.52%	0	2002
	9.573259	9.263541	-3.24%	0	2001
	10.000000	9.573259	-4.27%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	10.990709	11.793976	7.31%	0	2005
	9.917527	10.990709	10.82%	0	2004
	10.000000	9.917527	-0.82%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.928826	6.698033	-3.33%	0	2005
	6.463941	6.928826	7.19%	0	2004
	5.276001	6.463941	22.52%	0	2003
	6.855947	5.276001	-23.04%	0	2002
	8.712780	6.855947	-21.31%	0	2001
	10.000000	8.712780	-12.87%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.076033	10.76%	0	2005*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.251235	2.51%	0	2005*

AIM Dynamics Fund: Investor Class	5.591661	6.072745	8.60%	86	2005
	5.076431	5.591661	10.15%	86	2004
	3.730876	5.076431	36.07%	1,052	2003
	5.666213	3.730876	-34.16%	1,052	2002
	8.581486	5.666213	-33.97%	1,052	2001
	10.000000	8.581486	-14.19%	1,229	2000*

AIM Small Company Growth Fund: Investor Class	6.752292	7.009339	3.81%	113	2005
	6.070493	6.752292	11.23%	114	2004
	4.621242	6.070493	31.36%	100	2003
	6.844718	4.621242	-32.48%	87	2002
	8.796577	6.844718	-22.19%	76	2001
	10.000000	8.796577	-12.03%	102	2000*

American Century Growth: Investor Class	6.139052	6.333532	3.17%	0	2005
	5.676482	6.139052	8.15%	0	2004
	4.636798	5.676482	22.42%	0	2003
	6.378994	4.636798	-27.31%	0	2002
	7.971560	6.378994	-19.98%	0	2001
	10.000000	7.971560	-20.28%	102	2000*

American Century Income & Growth: Advisor Class	8.934912	9.190623	2.86%	92	2005
	8.055992	8.934912	10.91%	46	2004
	6.330193	8.055992	27.26%	19	2003
	8.001664	6.330193	-20.89%	260	2002
	8.901017	8.001664	-10.10%	224	2001
	10.000000	8.901017	-10.99%	0	2000*

American Century International Growth: Advisor Class	6.873184	7.646828	11.26%	0	2005
	6.071736	6.873184	13.20%	0	2004
	4.931964	6.071736	23.11%	0	2003
	6.224627	4.931964	-20.77%	94	2002
	8.666139	6.224627	-28.17%	0	2001
	10.000000	8.666139	-13.34%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Short Term Government: Investor Class	11.326467	11.331162	0.04%	0	2005
	11.435269	11.326467	-0.95%	0	2004
	11.493060	11.435269	-0.50%	0	2003
	11.098696	11.493060	3.55%	0	2002
	10.527271	11.098696	5.43%	0	2001
	10.000000	10.527271	5.27%	0	2000*

American Century Ultra: Investor Class	6.835630	6.869018	0.49%	77	2005
	6.275617	6.835630	8.92%	77	2004
	5.068518	6.275617	23.82%	77	2003
	6.702444	5.068518	-24.38%	77	2002
	7.978043	6.702444	-15.99%	77	2001
	10.000000	7.978043	-20.22%	157	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.239611	12.495190	11.17%	325	2005
	10.000000	11.239611	12.40%	182	2004*

Dreyfus Appreciation Fund, Inc.	8.764689	8.981896	2.48%	216	2005
	8.437186	8.764689	3.88%	57	2004
	7.122216	8.437186	18.46%	18	2003
	8.735835	7.122216	-18.47%	7	2002
	9.948107	8.735835	-12.19%	0	2001
	10.000000	9.948107	-0.52%	0	2000*

Dreyfus Emerging Leaders Fund	11.016868	11.835621	7.43%	0	2005
	9.801196	11.016868	12.40%	0	2004
	7.140960	9.801196	37.25%	0	2003
	9.089930	7.140960	-21.44%	0	2002
	10.255017	9.089930	-11.36%	0	2001
	10.000000	10.255017	2.55%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.126948	9.833730	-2.90%	1,993	2005
	10.000000	10.126948	1.27%	1,493	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.802728	5.908084	1.82%	0	2005
	5.567104	5.802728	4.23%	0	2004
	4.494615	5.567104	23.86%	0	2003
	6.467535	4.494615	-30.50%	0	2002
	8.617277	6.467535	-24.95%	0	2001
	10.000000	8.617277	-13.83%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Bond Fund: Class F Shares	13.486176	13.520880	0.26%	0	2005
	12.835070	13.486176	5.07%	0	2004
	11.556326	12.835070	11.07%	0	2003
	10.983246	11.556326	5.22%	0	2002
	10.401112	10.983246	5.60%	0	2001
	10.000000	10.401112	4.01%	0	2000*

Federated Equity Income Fund, Inc.: Class F Shares	8.137906	8.249491	1.37%	0	2005
	7.320522	8.137906	11.17%	0	2004
	6.002483	7.320522	21.96%	0	2003
	7.570681	6.002483	-20.71%	0	2002
	8.675137	7.570681	-12.73%	0	2001
	10.000000	8.675137	-13.25%	0	2000*

Federated High Yield Trust	11.628112	11.720511	0.79%	168	2005
	10.585994	11.628112	9.84%	49	2004
	8.759435	10.585994	20.85%	0	2003
	8.896456	8.759435	-1.54%	108	2002
	9.215654	8.896456	-3.46%	95	2001
	10.000000	9.215654	-7.84%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.420499	12.473583	0.43%	0	2005
	12.228550	12.420499	1.57%	0	2004
	11.719619	12.228550	4.34%	0	2003
	10.935758	11.719619	7.17%	0	2002
	10.350370	10.935758	5.66%	0	2001
	10.000000	10.350370	3.50%	0	2000*

Fidelity Advisor Balanced Fund: Class A	9.890832	10.247200	3.60%	0	2005
	9.555683	9.890832	3.51%	0	2004
	8.238539	9.555683	15.99%	0	2003
	9.180235	8.238539	-10.26%	0	2002
	9.493965	9.180235	-3.30%	0	2001
	10.000000	9.493965	-5.06%	56	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.361879	6.597290	3.70%	121	2005
	6.286419	6.361879	1.20%	121	2004
	4.837184	6.286419	29.96%	0	2003
	7.076308	4.837184	-31.64%	0	2002
	8.764611	7.076308	-19.26%	0	2001
	10.000000	8.764611	-12.35%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Equity Income Fund: Class A	12.417454	13.004492	4.73%	374	2005
	11.255131	12.417454	10.33%	178	2004
	8.883744	11.255131	26.69%	129	2003
	10.684917	8.883744	-16.86%	221	2002
	11.104988	10.684917	-3.78%	0	2001
	10.000000	11.104988	11.05%	0	2000*

Fidelity Advisor Growth Opportunities Fund: Class A	7.230439	7.708451	6.61%	0	2005
	6.861922	7.230439	5.37%	0	2004
	5.389350	6.861922	27.32%	0	2003
	7.052509	5.389350	-23.58%	0	2002
	8.434593	7.052509	-16.39%	0	2001
	10.000000	8.434593	-15.65%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.223026	13.612367	2.94%	0	2005
	11.699919	13.223026	13.02%	0	2004
	8.278156	11.699919	41.33%	0	2003
	8.765874	8.278156	-5.56%	0	2002
	9.015894	8.765874	-2.77%	0	2001
	10.000000	9.015894	-9.84%	0	2000*

Fidelity Advisor Overseas Fund: Class A	8.937668	10.053948	12.49%	0	2005
	8.037903	8.937668	11.19%	0	2004
	5.660177	8.037903	42.01%	0	2003
	7.202378	5.660177	-21.41%	0	2002
	9.165282	7.202378	-21.42%	0	2001
	10.000000	9.165282	-8.35%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.014450	12.870128	16.85%	212	2005
	10.000000	11.014450	10.14%	87	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.993397	19.637222	9.14%	12	2005
	14.593030	17.993397	23.30%	400	2004
	11.444900	14.593030	27.51%	0	2003
	12.368678	11.444900	-7.47%	0	2002
	10.680388	12.368678	15.81%	48	2001
	10.000000	10.680388	6.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.886667	15.029211	8.23%	789	2005
	12.434221	13.886667	11.68%	538	2004
	10.014358	12.434221	24.16%	0	2003
	11.460638	10.014358	-12.62%	261	2002
	10.995145	11.460638	4.23%	218	2001
	10.000000	10.995145	9.95%	0	2000*

Franklin Small-Mid Cap Growth Fund: Class A	6.942974	7.552711	8.78%	160	2005
	6.242009	6.942974	11.23%	11	2004
	4.607427	6.242009	35.48%	0	2003
	6.649380	4.607427	-30.71%	0	2002
	8.504134	6.649380	-21.81%	0	2001
	10.000000	8.504134	-14.96%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.501699	12.465022	8.38%	78	2005
	10.000000	11.501699	15.02%	0	2004*

Gartmore Bond Fund: Class D	13.253890	13.450042	1.48%	0	2005
	12.849011	13.253890	3.15%	0	2004
	12.273788	12.849011	4.69%	52	2003
	11.415400	12.273788	7.52%	0	2002
	10.562221	11.415400	8.08%	0	2001
	10.000000	10.562221	5.62%	0	2000*

Gartmore Bond Index Fund: Class A	12.342573	12.372359	0.24%	134	2005
	12.091961	12.342573	2.07%	20	2004
	11.910329	12.091961	1.52%	0	2003
	11.058506	11.910329	7.70%	0	2002
	10.489167	11.058506	5.43%	0	2001
	10.000000	10.489167	4.89%	0	2000*

Gartmore Government Bond Fund: Class D	12.954176	13.101379	1.14%	60	2005
	12.728669	12.954176	1.77%	173	2004
	12.694775	12.728669	0.27%	84	2003
	11.624763	12.694775	9.20%	215	2002
	10.939345	11.624763	6.27%	215	2001
	10.000000	10.939345	9.39%	0	2000*

Gartmore Growth Fund: Class A	10.789328	11.266136	4.42%	0	2005
	10.171941	10.789328	6.07%	0	2004
	10.000000	10.171941	1.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class D	5.092736	5.339887	4.85%	0	2005
	4.787180	5.092736	6.38%	0	2004
	3.657176	4.787180	30.90%	0	2003
	5.213052	3.657176	-29.85%	0	2002
	7.337105	5.213052	-28.95%	0	2001
	10.000000	7.337105	-26.63%	0	2000*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.879632	11.048347	1.55%	0	2005
	10.553087	10.879632	3.09%	0	2004
	9.962554	10.553087	5.93%	0	2003
	10.072238	9.962554	-1.09%	0	2002
	10.023201	10.072238	0.49%	0	2001
	10.000000	10.023201	0.23%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.679046	10.971467	2.74%	58	2005
	10.136844	10.679046	5.35%	23	2004
	9.073838	10.136844	11.72%	0	2003
	9.629656	9.073838	-5.77%	0	2002
	9.902307	9.629656	-2.75%	0	2001
	10.000000	9.902307	-0.98%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.286108	10.668820	3.72%	2,157	2005
	9.553683	10.286108	7.67%	1,494	2004
	8.110482	9.553683	17.79%	0	2003
	9.112937	8.110482	-11.00%	0	2002
	9.723700	9.112937	-6.28%	0	2001
	10.000000	9.723700	-2.76%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.933069	10.462395	5.33%	905	2005
	9.005227	9.933069	10.30%	234	2004
	7.245201	9.005227	24.29%	0	2003
	8.605289	7.245201	-15.81%	0	2002
	9.588307	8.605289	-10.25%	0	2001
	10.000000	9.588301	-4.12%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.610717	10.199417	6.13%	417	2005
	8.567191	9.610717	12.18%	54	2004
	6.611090	8.567191	29.59%	0	2003
	8.233737	6.611090	-19.71%	0	2002
	9.450245	8.233737	-12.87%	0	2001
	10.000000	9.450245	-5.50%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore International Index Fund: Class A	9.395067	10.494718	11.70%	0	2005
	8.014122	9.395067	17.23%	0	2004
	5.943274	8.014122	34.84%	0	2003
	7.339126	5.943274	-19.02%	0	2002
	9.627148	7.339126	-23.77%	0	2001
	10.000000	9.627148	-3.73%	0	2000*

Gartmore Large Cap Value Fund: Class A	12.765990	13.476427	5.57%	51	2005
	11.195105	12.765990	14.03%	0	2004
	8.886187	11.195105	25.98%	0	2003
	10.474943	8.886187	-15.17%	0	2002
	11.180671	10.474943	-6.31%	0	2001
	10.000000	11.180671	11.81%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.837959	13.026432	10.04%	1,391	2005
	10.408627	11.837959	13.73%	1,279	2004
	7.871263	10.408627	32.24%	1,188	2003
	9.441526	7.871263	-16.63%	1,188	2002
	9.769977	9.441526	-3.36%	0	2001
	10.000000	9.769977	-2.30%	0	2000*

Gartmore Money Market Fund: Service Class	10.189776	10.284613	0.93%	305	2005
	10.285900	10.189776	-0.93%	142	2004
	10.400811	10.285900	-1.10%	72	2003
	10.464792	10.400811	-0.61%	72	2002
	10.287264	10.464792	1.73%	72	2001
	10.000000	10.287264	2.87%	0	2000*

Gartmore Nationwide® Fund: Class D	9.079850	9.592782	5.65%	0	2005
	8.406031	9.079850	8.02%	0	2004
	6.721180	8.406031	25.07%	0	2003
	8.242341	6.721180	-18.46%	0	2002
	9.513641	8.242341	-13.36%	0	2001
	10.000000	9.513641	-4.86%	0	2000*

Gartmore S&P 500® Index Fund: Service Class	8.000026	8.206433	2.58%	307	2005
	7.371217	8.000026	8.53%	130	2004
	5.862041	7.371217	25.74%	98	2003
	7.704221	5.862041	-23.91%	334	2002
	8.931577	7.704221	-13.74%	334	2001
	10.000000	8.931577	-10.68%	359	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Fund: Class A	14.058238	16.948257	20.56%	1,244	2005
	11.359680	14.058238	23.76%	1,124	2004
	7.799484	11.359680	45.65%	0	2003
	9.731343	7.799484	-19.85%	0	2002
	10.080737	9.731343	-3.47%	0	2001
	10.000000	10.080737	0.81%	0	2000*

Gartmore Small Cap Index Fund: Class A	12.209365	12.536123	2.68%	219	2005
	10.536588	12.209365	15.88%	102	2004
	7.362173	10.536588	43.12%	0	2003
	9.463592	7.362173	-22.21%	0	2002
	9.460225	9.463592	0.04%	0	2001
	10.000000	9.460225	-5.40%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.569234	14.406784	6.17%	1,641	2005
	12.159840	13.569234	11.59%	1,576	2004
	9.040126	12.159840	34.51%	1,046	2003
	10.728125	9.040126	-15.73%	1,046	2002
	10.705775	10.728125	0.21%	0	2001
	10.000000	10.705775	7.06%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.388258	10.482416	0.91%	0	2005
	9.730874	10.388258	6.76%	0	2004
	8.351196	9.730874	16.52%	0	2003
	9.678795	8.351196	-13.72%	0	2002
	10.000000	9.678795	-3.21%	0	2001*

Janus Adviser Balanced Fund: Class S	10.062139	10.660663	5.95%	2,031	2005
	9.431926	10.062139	6.68%	1,529	2004
	8.407683	9.431926	12.18%	0	2003
	9.145183	8.407683	-8.06%	0	2002
	9.767710	9.145183	-6.37%	0	2001
	10.000000	9.767710	-2.32%	0	2000*

Janus Adviser International Growth Fund: Class S	7.753404	10.050692	29.63%	0	2005
	6.574322	7.753404	17.93%	0	2004
	4.957162	6.574322	32.62%	0	2003
	6.773288	4.957162	-26.81%	0	2002
	8.915460	6.773288	-24.03%	43	2001
	10.000000	8.915460	-10.85%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser Worldwide Fund: Class S	6.215458	6.487475	4.38%	0	2005
	6.031047	6.215458	3.06%	0	2004
	4.989736	6.031047	20.87%	0	2003
	6.852797	4.989736	-27.19%	0	2002
	8.824908	6.852797	-22.35%	179	2001
	10.000000	8.824908	-11.75%	94	2000*

Janus Fund	5.498434	5.626043	2.32%	0	2005
	5.337676	5.498434	3.01%	0	2004
	4.118530	5.337676	29.60%	0	2003
	5.778187	4.118530	-28.72%	0	2002
	7.947670	5.778187	-27.30%	211	2001
	10.000000	7.947670	-20.52%	121	2000*

Janus Twenty Fund	5.361681	5.773142	7.67%	335	2005
	4.397999	5.361681	21.91%	335	2004
	3.566774	4.397999	23.30%	335	2003
	4.770858	3.566774	-25.24%	335	2002
	6.849139	4.770858	-30.34%	589	2001
	10.000000	6.849139	-31.51%	226	2000*

Janus Worldwide Fund	5.497425	5.725721	4.15%	0	2005
	5.293747	5.497425	3.85%	0	2004
	4.330295	5.293747	22.25%	0	2003
	5.948228	4.330295	-27.20%	0	2002
	7.838970	5.948228	-24.12%	0	2001
	10.000000	7.838970	-21.61%	128	2000*

Lazard Small Cap Portfolio: Open Shares	15.477033	15.828231	2.27%	913	2005
	13.689262	15.477033	13.06%	913	2004
	10.040030	13.689262	36.35%	913	2003
	12.416546	10.040030	-19.14%	40	2002
	10.723017	12.416546	15.79%	0	2001
	10.000000	10.723017	7.23%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	18.802275	21.518435	14.45%	400	2005
	16.100648	18.802275	16.78%	243	2004
	12.428175	16.100648	29.55%	78	2003
	13.020164	12.428175	-4.55%	272	2002
	11.806711	13.020164	10.28%	194	2001
	10.000000	11.806711	18.07%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	9.961167	10.611730	6.53%	0	2005
	8.731676	9.961167	14.08%	0	2004
	6.572551	8.731676	32.85%	0	2003
	9.015037	6.572551	-27.09%	0	2002
	9.342552	9.015037	-3.51%	0	2001
	10.000000	9.342552	-6.57%	0	2000*

Neuberger Berman Partners Fund: Trust Class	11.124914	12.897013	15.93%	0	2005
	9.498927	11.124914	17.12%	0	2004
	7.115661	9.498927	33.49%	0	2003
	9.630121	7.115661	-26.11%	0	2002
	10.116089	9.630121	-4.80%	0	2001
	10.000000	10.116089	1.16%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.263815	11.909963	5.74%	0	2005
	10.000000	11.263815	12.64%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.559228	7.787929	3.03%	421	2005
	7.216195	7.559228	4.75%	1,131	2004
	5.664808	7.216195	27.39%	97	2003
	7.807042	5.664808	-27.44%	183	2002
	9.088650	7.807042	-14.10%	169	2001
	10.000000	9.088650	-9.11%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.030426	12.152922	1.02%	0	2005
	11.195043	12.030426	7.46%	0	2004
	10.000000	11.195043	11.95%	0	2003*

Oppenheimer Global Fund: Class A	10.326042	11.566893	12.02%	62	2005
	8.842799	10.326042	16.77%	62	2004
	6.280888	8.842799	40.79%	959	2003
	8.230876	6.280888	-23.69%	1,208	2002
	9.484634	8.230876	-13.22%	1,169	2001
	10.000000	9.484634	-5.15%	898	2000*

Oppenheimer Strategic Income Fund: Class A	13.454816	13.790305	2.49%	82	2005
	12.474019	13.454816	7.86%	0	2004
	10.599972	12.474019	17.68%	0	2003
	10.082142	10.599972	5.14%	0	2002
	9.893992	10.082142	1.90%	0	2001
	10.000000	9.893992	-1.06%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.518744	12.927265	12.23%	193	2005
	10.000000	11.518744	15.19%	155	2004*

PIMCO Total Return Fund: Class A	12.828077	12.925880	0.76%	1,247	2005
	12.458416	12.828077	2.97%	1,378	2004
	12.050755	12.458416	3.38%	1,351	2003
	11.169659	12.050755	7.89%	2,034	2002
	10.417874	11.169659	7.22%	0	2001
	10.000000	10.417874	4.18%	0	2000*

Putnam International Equity Fund: Class A	14.445959	16.003137	10.78%	0	2005
	12.630321	14.445959	14.38%	0	2004
	10.000000	12.630321	26.30%	0	2003*

Putnam Voyager Fund: Class A	12.084679	12.545600	3.81%	0	2005
	11.719211	12.084679	3.12%	0	2004
	10.000000	11.719211	17.19%	0	2003*

Templeton Foreign Fund: Class A	12.685282	13.810244	8.87%	0	2005
	10.911931	12.685282	16.25%	0	2004
	8.496489	10.911931	28.43%	0	2003
	9.451747	8.496489	-10.11%	0	2002
	10.432935	9.451747	-9.40%	30	2001
	10.000000	10.432935	4.33%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.868607	14.994938	8.12%	216	2005
	12.369678	13.868607	12.12%	12	2004
	10.000000	12.369678	23.70%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.582191	16.876469	15.73%	0	2005
	12.244561	14.582191	19.09%	0	2004
	10.000000	12.244561	22.45%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.097527	19.617814	14.74%	293	2005
	12.712919	17.097527	34.49%	82	2004
	10.000000	12.712919	27.13%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.578037	15.014464	10.58%	121	2005
	12.183224	13.578037	11.45%	0	2004
	10.000000	12.183224	21.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z	10.858522	11.968407	10.22%	22	2005
	10.035659	10.858522	8.20%	163	2004
	7.353115	10.035659	36.48%	154	2003
	9.255699	7.353115	-20.56%	146	2002
	9.570046	9.255699	-3.28%	65	2001
	10.000000	9.570046	-4.30%	0	2000*

Wells Fargo Advantage Growth Fund: Investor Class	10.984245	11.781074	7.25%	0	2005
	9.916727	10.984245	10.76%	0	2004
	10.000000	9.916727	-0.83%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.913889	6.680198	-3.38%	1,239	2005
	6.453280	6.913889	7.14%	924	2004
	5.269968	6.453280	22.45%	360	2003
	6.851594	5.269968	-23.08%	0	2002
	8.711714	6.851594	-21.35%	0	2001
	10.000000	8.711714	-12.88%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.071940	10.72%	0	2005*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.248836	2.49%	0	2005*

AIM Dynamics Fund: Investor Class	5.578406	6.055286	8.55%	160	2005
	5.066971	5.578406	10.09%	160	2004
	3.725817	5.066971	36.00%	319	2003
	5.661400	3.725817	-34.19%	203	2002
	8.578597	5.661400	-34.01%	1,295	2001
	10.000000	8.578597	-14.21%	34	2000*

AIM Small Company Growth Fund: Investor Class	6.736287	6.989188	3.75%	0	2005
	6.059190	6.736287	11.17%	0	2004
	4.614972	6.059190	31.29%	94	2003
	6.838910	4.614972	-32.52%	118	2002
	8.793617	6.838910	-22.23%	117	2001
	10.000000	8.793617	-12.06%	22	2000*

American Century Growth: Investor Class	6.124493	6.315302	3.12%	0	2005
	5.665900	6.124493	8.09%	0	2004
	4.630499	5.665900	22.36%	146	2003
	6.373586	4.630499	-27.35%	181	2002
	7.968889	6.373586	-20.02%	181	2001
	10.000000	7.968889	-20.31%	36	2000*

American Century Income & Growth: Advisor Class	8.913758	9.164201	2.81%	3,835	2005
	8.041005	8.913758	10.85%	3,874	2004
	6.321623	8.041005	27.20%	203	2003
	7.994908	6.321623	-20.93%	206	2002
	8.898032	7.994908	-10.15%	0	2001
	10.000000	8.898032	-11.02%	0	2000*

American Century International Growth: Advisor Class	6.856905	7.624850	11.20%	0	2005
	6.060427	6.856905	13.14%	0	2004
	4.925269	6.060427	23.05%	0	2003
	6.219350	4.925269	-20.81%	0	2002
	8.663227	6.219350	-28.21%	0	2001
	10.000000	8.663227	-13.37%	0	2000*

American Century Short Term Government: Investor Class	11.299645	11.298605	-0.01%	631	2005
	11.413984	11.299645	-1.00%	562	2004
	11.477500	11.413984	-0.55%	553	2003
	11.089304	11.477500	3.50%	445	2002
	10.523734	11.089304	5.37%	0	2001
	10.000000	10.523734	5.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.819405	6.849246	0.44%	2,012	2005
	6.263909	6.819405	8.87%	1,831	2004
	5.061637	6.263909	23.75%	1,831	2003
	6.696752	5.061637	-24.42%	22	2002
	7.975357	6.696752	-16.03%	23	2001
	10.000000	7.975357	-20.25%	24	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.235831	12.484669	11.11%	0	2005
	10.000000	11.235831	12.36%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.743924	8.956084	2.43%	464	2005
	8.421479	8.743924	3.83%	328	2004
	7.112568	8.421479	-18.51%	328	2003
	8.728443	7.112568	-12.23%	328	2002
	9.944773	8.728443	-0.55%	1,409	2001
	10.000000	9.944773		0	2000*

Dreyfus Emerging Leaders Fund	10.990763	11.801603	7.38%	0	2005
	9.782940	10.990763	12.35%	0	2004
	7.131276	9.782940	37.18%	0	2003
	9.082232	7.131276	-21.48%	0	2002
	10.251577	9.082232	-11.41%	0	2001
	10.000000	10.251577	2.52%	0	2000*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.126751	9.828555	-2.94%	0	2005
	10.000000	10.126751	1.27%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.788988	5.891101	1.76%	2,003	2005
	5.556745	5.788988	4.18%	2,003	2004
	4.488522	5.556745	23.80%	2,003	2003
	6.462061	4.488522	-30.54%	0	2002
	8.614379	6.462061	-24.99%	0	2001
	10.000000	8.614370	-13.86%	9	2000*

Federated Bond Fund: Class F Shares	13.454199	13.481980	0.21%	0	2005
	12.811158	13.454199	5.02%	0	2004
	11.540663	12.811158	11.01%	0	2003
	10.973930	11.540663	5.16%	0	2002
	10.397620	10.973930	5.54%	0	2001
	10.000000	10.397620	3.98%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.120367	8.227543	1.32%	0	2005
	7.308447	8.120367	11.11%	0	2004
	5.995628	7.308447	21.90%	0	2003
	7.565892	5.995628	-20.75%	0	2002
	8.674071	7.565892	-12.78%	0	2001
	10.000000	8.674071	-13.26%	0	2000*

Federated High Yield Trust	11.600510	11.686765	0.74%	53	2005
	10.566235	11.600510	9.79%	53	2004
	8.747531	10.566235	20.79%	53	2003
	8.888885	8.747531	-1.59%	0	2002
	9.212518	8.888885	-3.51%	0	2001
	10.000000	9.212518	-7.87%	0	2000*

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.393679	12.440340	0.38%	1,350	2005
	12.208347	12.393679	1.52%	1,485	2004
	11.706203	12.208347	4.29%	0	2003
	10.928791	11.706203	7.11%	0	2002
	10.349061	10.928791	5.60%	0	2001
	10.000000	10.349061	3.49%	0	2000*

Fidelity Advisor Balanced Fund: Class A	9.867385	10.217714	3.55%	0	2005
	9.537884	9.867385	3.45%	0	2004
	8.227374	9.537884	15.93%	0	2003
	9.172460	8.227374	-10.30%	0	2002
	9.490780	9.172460	-3.35%	0	2001
	10.000000	9.490780	-5.09%	0	2000*

Fidelity Advisor Equity Growth Fund: Class A	6.348165	6.579725	3.65%	1,998	2005
	6.276039	6.348165	1.15%	1,774	2004
	4.831652	6.276039	29.89%	1,196	2003
	7.071813	4.831652	-31.68%	994	2002
	8.763539	7.071813	-19.30%	0	2001
	10.000000	8.763539	-12.36%	0	2000*

Fidelity Advisor Equity Income Fund: Class A	12.388044	12.967108	4.67%	2,722	2005
	11.234178	12.388044	10.27%	2,580	2004
	8.871707	11.234178	26.63%	794	2003
	10.675871	8.871707	-16.90%	355	2002
	11.101261	10.675871	-3.83%	1,143	2001
	10.000000	11.101261	11.01%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Growth Opportunities Fund: Class A	7.213300	7.686276	6.56%	0	2005
	6.849137	7.213300	5.32%	0	2004
	5.382038	6.849137	27.26%	0	2003
	7.046532	5.382038	-23.62%	0	2002
	8.431760	7.046532	-16.43%	0	2001
	10.000000	8.431760	-15.68%	0	2000*

Fidelity Advisor High Income Advantage Fund: Class T	13.191712	13.573239	2.89%	0	2005
	11.678133	13.191712	12.96%	0	2004
	8.266944	11.678133	41.26%	0	2003
	8.758454	8.266944	-5.61%	0	2002
	9.012867	8.758454	-2.82%	0	2001
	10.000000	9.012867	-9.87%	0	2000*

Fidelity Advisor Overseas Fund: Class A	8.918378	10.027162	12.43%	0	2005
	8.024633	8.918378	11.14%	0	2004
	5.653699	8.024633	41.94%	0	2003
	7.197808	5.653699	-21.45%	0	2002
	9.164160	7.197808	-21.46%	0	2001
	10.000000	9.164160	-8.36%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.010757	12.859292	16.79%	0	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.954585	19.584935	9.08%	1,552	2005
	14.568950	17.954585	23.24%	1,419	2004
	11.431820	14.568950	27.44%	0	2003
	12.360843	11.431820	-7.52%	0	2002
	10.679080	12.360843	15.75%	0	2001
	10.000000	10.679080	6.79%	0	2000*

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.853757	14.986005	8.17%	2,542	2005
	12.411056	13.853757	11.62%	2,546	2004
	10.000792	12.411056	24.10%	771	2003
	11.450933	10.000792	-12.66%	661	2002
	10.991456	11.450933	4.18%	55	2001
	10.000000	10.991456	9.91%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	6.926495	7.530977	8.73%	1,481	2005
	6.230367	6.926495	11.17%	776	2004
	4.601167	6.230367	35.41%	766	2003
	6.643734	4.601167	-30.74%	647	2002
	8.501270	6.643734	-21.85%	0	2001
	10.000000	8.501270	-14.99%	0	2000*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.497838	12.454527	8.32%	205	2005
	10.000000	11.497838	14.98%	184	2004*

Gartmore Bond Fund: Class D	13.222435	13.411321	1.43%	0	2005
	12.825037	13.222435	3.10%	0	2004
	12.257116	12.825037	4.63%	0	2003
	11.405689	12.257116	7.46%	0	2002
	10.558630	11.405689	8.02%	0	2001
	10.000000	10.558630	5.59%	0	2000*

Gartmore Bond Index Fund: Class A	12.315921	12.339389	0.19%	202	2005
	12.071983	12.315921	2.02%	218	2004
	11.896696	12.071983	1.47%	9	2003
	11.051465	11.896696	7.65%	0	2002
	10.487846	11.051465	5.37%	0	2001
	10.000000	10.487846	4.88%	0	2000*

Gartmore Government Bond Fund: Class D	12.923467	13.063696	1.09%	0	2005
	12.704958	12.923467	1.72%	0	2004
	12.677576	12.704958	0.22%	0	2003
	11.614914	12.677576	9.15%	0	2002
	10.935667	11.614914	6.21%	0	2001
	10.000000	10.935667	9.36%	0	2000*

Gartmore Growth Fund: Class A	10.783655	11.254521	4.37%	0	2005
	10.171770	10.783655	6.02%	0	2004
	10.000000	10.171770	1.72%	0	2003*

Gartmore Growth Fund: Class D	5.080656	5.324527	4.80%	0	2005
	4.778247	5.080656	6.33%	0	2004
	3.652208	4.778247	30.83%	0	2003
	5.208622	3.652208	-29.88%	0	2002
	7.334630	5.208622	-28.99%	0	2001
	10.000000	7.334630	-26.65%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.856165	11.018943	1.50%	0	2005
	10.535690	10.856165	3.04%	0	2004
	9.951198	10.535690	5.87%	0	2003
	10.065869	9.951198	-1.14%	0	2002
	10.021981	10.065869	0.44%	0	2001
	10.000000	10.021981	0.22%	0	2000*

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.656020	10.942269	2.69%	256	2005
	10.120142	10.656020	5.30%	54	2004
	9.063483	10.120142	11.66%	0	2003
	9.623562	9.063483	-5.82%	0	2002
	9.901097	9.623562	-2.80%	0	2001
	10.000000	9.901097	-0.99%	0	2000*

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.263917	10.640407	3.67%	3,331	2005
	9.537926	10.263917	7.61%	2,561	2004
	8.101212	9.537926	17.73%	2,314	2003
	9.107156	8.101212	-11.05%	0	2002
	9.722510	9.107156	-6.33%	0	2001
	10.000000	9.722510	-2.77%	0	2000*

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.911643	10.434546	5.28%	721	2005
	8.990372	9.911643	10.25%	721	2004
	7.236921	8.990372	24.23%	0	2003
	8.599829	7.236921	-15.85%	0	2002
	9.587133	8.599829	-10.30%	0	2001
	10.000000	9.587133	-4.13%	0	2000*

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.589984	10.172260	6.07%	276	2005
	8.553047	9.589984	12.12%	0	2004
	6.603530	8.553047	29.52%	0	2003
	8.228514	6.603530	-19.75%	0	2002
	9.449087	8.228514	-12.92%	0	2001
	10.000000	9.449087	-5.51%	0	2000*

Gartmore International Index Fund: Class A	9.374794	10.466767	11.65%	9	2005
	8.000894	9.374794	17.17%	9	2004
	5.936478	8.000894	34.78%	6	2003
	7.334469	5.936478	-19.06%	0	2002
	9.625975	7.334469	-23.81%	0	2001
	10.000000	9.625975	-3.74%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Large Cap Value Fund: Class A	12.735758	13.437709	5.51%	557	2005
	11.174271	12.735758	13.97%	515	2004
	8.874148	11.174271	25.92%	324	2003
	10.466075	8.874148	-15.21%	278	2002
	11.176918	10.466075	-6.36%	0	2001
	10.000000	11.176918	11.77%	0	2000*

Gartmore Mid Cap Market Index Fund: Class A	11.812418	12.991738	9.98%	515	2005
	10.391450	11.812418	13.67%	467	2004
	7.862269	10.391450	32.17%	432	2003
	9.435541	7.862269	-16.67%	0	2002
	9.768783	9.435541	-3.41%	0	2001
	10.000000	9.768783	-2.31%	0	2000*

Gartmore Money Market Fund: Service Class	10.165595	10.255009	0.88%	386	2005
	10.266707	10.165595	-0.98%	386	2004
	10.386682	10.266707	-1.16%	718	2003
	10.455889	10.386682	-0.66%	0	2002
	10.283764	10.455889	1.67%	0	2001
	10.000000	10.283764	2.84%	0	2000*

Gartmore Nationwide® Fund: Class D	9.058328	9.565200	5.60%	89	2005
	8.390375	9.058328	7.96%	89	2004
	6.712058	8.390375	25.00%	89	2003
	8.235356	6.712058	-18.50%	89	2002
	9.510449	8.235356	-13.41%	0	2001
	10.000000	9.510449	-4.90%	0	2000*

Gartmore S&P 500® Index Fund: Service Class	7.981046	8.182820	2.53%	205	2005
	7.357456	7.981046	8.48%	393	2004
	5.854072	7.357456	25.68%	512	2003
	7.697675	5.854072	-23.95%	549	2002
	8.928569	7.697675	-13.79%	157	2001
	10.000000	8.928569	-10.71%	44	2000*

Gartmore Small Cap Fund: Class A	14.024913	16.899521	20.50%	234	2005
	11.338516	14.024913	23.69%	196	2004
	7.788909	11.338516	45.57%	201	2003
	9.723097	7.788909	-19.89%	0	2002
	10.077345	9.723097	-3.52%	0	2001
	10.000000	10.077345	0.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Small Cap Index Fund: Class A	12.183053	12.502765	2.62%	237	2005
	10.519225	12.183053	15.82%	237	2004
	7.353772	10.519225	43.05%	216	2003
	9.457603	7.353772	-22.24%	0	2002
	9.459071	9.457603	-0.02%	0	2001
	10.000000	9.459071	-5.41%	0	2000*

Gartmore Value Opportunities Fund: Class A	13.540002	14.368464	6.12%	0	2005
	12.139809	13.540002	11.53%	0	2004
	9.029816	12.139809	34.44%	0	2003
	10.721338	9.029816	-15.78%	0	2002
	10.704470	10.721338	0.16%	0	2001
	10.000000	10.704470	7.04%	0	2000*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.370219	10.458928	0.86%	0	2005
	9.718916	10.370219	6.70%	0	2004
	8.345175	9.718916	16.46%	0	2003
	9.676739	8.345175	-13.76%	0	2002
	10.000000	9.676739	-3.23%	0	2001*

Janus Adviser Balanced Fund: Class S	10.040442	10.632287	5.89%	1,194	2005
	9.416378	10.040442	6.63%	1,044	2004
	8.398088	9.416378	12.13%	932	2003
	9.139387	8.398088	-8.11%	713	2002
	9.766513	9.139387	-6.42%	0	2001
	10.000000	9.766513	-2.33%	0	2000*

Janus Adviser International Growth Fund: Class S	7.736677	10.023935	29.56%	0	2005
	6.563472	7.736677	17.87%	0	2004
	4.951489	6.563472	32.56%	0	2003
	6.768991	4.951489	-26.85%	0	2002
	8.914364	6.768991	-24.07%	0	2001
	10.000000	8.914364	-10.86%	0	2000*

Janus Adviser Worldwide Fund: Class S	6.202010	6.470159	4.32%	527	2005
	6.021074	6.202010	3.01%	749	2004
	4.984020	6.021074	20.81%	749	2003
	6.848446	4.984020	-27.22%	682	2002
	8.823829	6.848446	-22.39%	1,331	2001
	10.000000	8.823829	-11.76%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.485391	5.609856	2.27%	297	2005
	5.327723	5.485391	2.96%	297	2004
	4.112933	5.327723	29.54%	443	2003
	5.773277	4.112933	-28.76%	185	2002
	7.944989	5.773277	-27.33%	2,209	2001
	10.000000	7.944989	-20.55%	35	2000*

Janus Twenty Fund	5.348949	5.756512	7.62%	492	2005
	4.389779	5.348949	21.85%	492	2004
	3.561920	4.389779	23.24%	492	2003
	4.766800	3.561920	-25.28%	15	2002
	6.846831	4.766800	-30.38%	15	2001
	10.000000	6.846831	-31.53%	13	2000*

Janus Worldwide Fund	5.484402	5.709267	4.10%	0	2005
	5.283887	5.484402	3.79%	0	2004
	4.324418	5.283887	22.19%	0	2003
	5.943189	4.324418	-27.24%	0	2002
	7.836337	5.943189	-24.16%	0	2001
	10.000000	7.836337	-21.64%	0	2000*

Lazard Small Cap Portfolio: Open Shares	15.440360	15.782729	2.22%	0	2005
	13.663752	15.440360	13.00%	0	2004
	10.026413	13.663752	36.28%	0	2003
	12.406020	10.026413	-19.18%	0	2002
	10.719405	12.406020	15.73%	0	2001
	10.000000	10.719405	7.19%	0	2000*

Neuberger Berman Genesis Fund: Trust Class	18.757762	21.456619	14.39%	0	2005
	16.070695	18.757762	16.72%	127	2004
	12.411341	16.070695	29.48%	220	2003
	13.009140	12.411341	-4.60%	222	2002
	11.802746	13.009140	10.22%	553	2001
	10.000000	11.802746	18.03%	0	2000*

Neuberger Berman Guardian Fund: Trust Class	9.937578	10.581238	6.48%	0	2005
	8.715425	9.937578	14.02%	0	2004
	6.563649	8.715425	32.78%	0	2003
	9.007411	6.563649	-27.13%	0	2002
	9.339412	9.007411	-3.55%	0	2001
	10.000000	9.339412	-6.61%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Partners Fund: Trust Class	11.098574	12.859962	15.87%	0	2005
	9.481249	11.098574	17.06%	0	2004
	7.106023	9.481249	33.43%	0	2003
	9.621972	7.106023	-26.15%	0	2002
	10.112695	9.621972	-4.85%	0	2001
	10.000000	10.112695	1.13%	0	2000*

Neuberger Berman Socially Responsive Fund: Trust Class	11.260024	11.899936	5.68%	0	2005
	10.000000	11.260024	12.60%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.542908	7.767192	2.97%	2,151	2005
	7.204272	7.542908	4.70%	1,848	2004
	5.658328	7.204272	27.32%	1,785	2003
	7.802087	5.658328	-27.48%	1,505	2002
	9.087542	7.802087	-14.15%	0	2001
	10.000000	9.087542	-9.12%	0	2000*

Oppenheimer Champion Income Fund: Class A	12.020212	12.136451	0.97%	0	2005
	11.191225	12.020212	7.41%	0	2004
	10.000000	11.191225	11.91%	0	2003*

Oppenheimer Global Fund: Class A	10.301579	11.533645	11.96%	118	2005
	8.826336	10.301579	16.71%	118	2004
	6.272374	8.826336	40.72%	269	2003
	8.223900	6.272374	-23.73%	177	2002
	9.481459	8.223900	-13.26%	95	2001
	10.000000	9.481459	-5.19%	22	2000*

Oppenheimer Strategic Income Fund: Class A	13.425805	13.753598	2.44%	0	2005
	12.453452	13.425805	7.81%	0	2004
	10.587876	12.453452	17.62%	0	2003
	10.075756	10.587876	5.08%	0	2002
	9.892779	10.075756	1.85%	0	2001
	10.000000	9.892779	-1.07%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.514872	12.916367	12.17%	325	2005
	10.000000	11.514872	15.15%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.800377	12.891432	0.71%	3,396	2005
	12.437834	12.800377	2.91%	3,036	2004
	12.036963	12.437834	3.33%	489	2003
	11.162546	12.036963	7.83%	88	2002
	10.416559	11.162546	7.16%	0	2001
	10.000000	10.416559	4.17%	0	2000*

Putnam International Equity Fund: Class A	14.433730	15.981495	10.72%	0	2005
	12.626035	14.433730	14.32%	0	2004
	10.000000	12.626035	26.26%	0	2003*

Putnam Voyager Fund: Class A	12.074434	12.528612	3.76%	0	2005
	11.715235	12.074434	3.07%	0	2004
	10.000000	11.715235	17.15%	0	2003*

Templeton Foreign Fund: Class A	12.655196	13.770513	8.81%	369	2005
	10.891593	12.655196	16.19%	369	2004
	8.484956	10.891593	28.36%	411	2003
	9.443720	8.484956	-10.15%	0	2002
	10.429426	9.443720	-9.45%	0	2001
	10.000000	10.429426	4.29%	0	2000*

Van Kampen Growth and Income Fund: Class A	13.856857	14.974651	8.07%	375	2005
	12.365483	13.856857	12.06%	0	2004
	10.000000	12.365483	23.65%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.569849	16.853643	15.67%	0	2005
	12.240409	14.569849	19.03%	0	2004
	10.000000	12.240409	22.40%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.083053	19.591280	14.68%	310	2005
	12.708609	17.083053	34.42%	343	2004
	10.000000	12.708609	27.09%	345	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.566546	14.994169	10.52%	0	2005
	12.179097	13.566546	11.39%	0	2004
	10.000000	12.179097	21.79%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.832774	11.933985	10.17%	0	2005
	10.016954	10.832774	8.14%	0	2004
	7.343132	10.016954	36.41%	0	2003
	9.247848	7.343132	-20.60%	0	2002
	9.566828	9.247848	-3.33%	350	2001
	10.000000	9.566828	-4.33%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	9.915924	10.977773	10.71%	0	2004
	10.000000	9.915924	-0.84%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.898966	6.662414	-3.43%	0	2005
	6.442629	6.898966	7.08%	0	2004
	5.263942	6.442629	22.39%	0	2003
	6.847258	5.263942	-23.12%	0	2002
	8.710649	6.847258	-21.39%	0	2001
	10.000000	8.710649	-12.89%	0	2000*

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.067846	10.68%	0	2005*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.246438	2.46%	0	2005*

AIM Dynamics Fund: Investor Class	5.565164	6.037838	8.49%	509	2005
	5.057515	5.565164	10.04%	382	2004
	3.720751	5.057515	35.93%	418	2003
	5.656585	3.720751	-34.22%	136	2002
	8.575710	5.656585	-34.04%	131	2001

AIM Small Company Growth Fund: Investor Class	6.720313	6.969077	3.70%	0	2005
	6.047880	6.720313	11.12%	0	2004
	4.608700	6.047880	31.23%	0	2003
	6.833101	4.608700	-32.55%	0	2002
	8.790660	6.833101	-22.27%	0	2001

American Century Growth: Investor Class	6.109969	6.297135	3.06%	0	2005
	5.655334	6.109969	8.04%	661	2004
	4.624215	5.655334	22.30%	407	2003
	6.368173	4.624215	-27.39%	278	2002
	7.966201	6.368175	-20.06%	8	2001

American Century Income & Growth: Advisor Class	8.892629	9.137847	2.76%	0	2005
	8.026023	8.892629	10.80%	273	2004
	6.313043	8.026023	27.13%	195	2003
	7.988111	6.313043	-20.97%	109	2002
	8.895032	7.988111	-10.20%	7	2001

American Century International Growth: Advisor Class	6.840625	7.602888	11.14%	0	2005
	6.049112	6.840625	13.08%	0	2004
	4.918580	6.049112	22.98%	0	2003
	6.214062	4.918580	-20.85%	0	2002
	8.660308	6.214062	-28.25%	0	2001

American Century Short Term Government: Investor Class	11.272860	11.266113	-0.06%	0	2005
	11.392730	11.272860	-1.05%	181	2004
	11.461949	11.392730	-0.60%	112	2003
	11.079918	11.461949	3.45%	52	2002
	10.520202	11.079918	5.32%	4	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.803262	6.829566	0.39%	0	2005
	6.252252	6.803262	8.81%	0	2004
	5.054776	6.252252	23.69%	0	2003
	6.691069	5.054776	-24.45%	0	2002
	7.972674	6.691069	-16.07%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.232049	12.474122	11.06%	0	2005
	10.000000	11.232049	12.32%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.723180	8.930298	2.37%	0	2005
	8.405778	8.723180	3.78%	435	2004
	7.102918	8.405778	18.34%	262	2003
	8.721047	7.102918	-18.55%	173	2002
	9.941437	8.721047	-12.28%	5	2001

Dreyfus Emerging Leaders Fund	10.964718	11.767668	7.32%	0	2005
	9.764719	10.964718	12.29%	0	2004
	7.121604	9.764719	37.11%	0	2003
	9.074530	7.121604	-21.52%	0	2002
	10.248136	9.074530	-11.45%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.126555	9.823389	-2.99%	0	2005
	10.000000	10.126555	1.27%	136	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.775239	5.874131	1.71%	167	2005
	5.546366	5.775239	4.13%	117	2004
	4.482421	5.546366	23.74%	116	2003
	6.456577	4.482421	-30.58%	39	2002
	8.611484	6.456577	-25.02%	37	2001

Federated Bond Fund: Class F Shares	13.422360	13.443249	0.16%	0	2005
	12.787336	13.422360	4.97%	0	2004
	11.525047	12.787336	10.95%	0	2003
	10.964654	11.525047	5.11%	0	2002
	10.394127	10.964654	5.49%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.102839	8.205621	1.27%	0	2005
	7.296384	8.102839	11.05%	0	2004
	5.988773	7.296384	21.83%	0	2003
	7.561094	5.988773	-20.79%	0	2002
	8.673008	7.561094	-12.82%	0	2001

Federated High Yield Trust	11.572967	11.653105	0.69%	290	2005
	10.546508	11.572967	9.73%	155	2004
	8.735640	10.546508	20.73%	110	2003
	8.881317	8.735640	-1.64%	0	2002
	9.209384	8.881317	-3.56%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.366901	12.407170	0.33%	0	2005
	12.188166	12.366901	1.47%	0	2004
	11.692797	12.188166	4.24%	0	2003
	10.921827	11.692797	7.06%	0	2002
	10.347756	10.921827	5.55%	0	2001

Fidelity Advisor Balanced Fund: Class A	9.843998	10.188342	3.50%	0	2005
	9.520109	9.843998	3.40%	245	2004
	8.216216	9.520109	15.87%	162	2003
	9.164684	8.216216	-10.35%	85	2002
	9.487590	9.164684	-3.40%	6	2001

Fidelity Advisor Equity Growth Fund: Class A	6.334443	6.562174	3.60%	0	2005
	6.265665	6.334443	1.10%	523	2004
	4.826114	6.265665	29.83%	292	2003
	7.067316	4.826114	-31.71%	222	2002
	8.762466	7.067316	-19.35%	4	2001

Fidelity Advisor Equity Income Fund: Class A	12.358708	12.929854	4.62%	0	2005
	11.213266	12.358708	10.22%	57	2004
	8.859694	11.213266	26.56%	44	2003
	10.666836	8.859694	-16.94%	25	2002
	11.097543	10.666836	-3.88%	2	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.196181	7.664155	6.50%	0	2005
	6.836359	7.196181	5.26%	0	2004
	5.374728	6.836359	27.19%	0	2003
	7.040550	5.374728	-23.66%	0	2002
	8.428927	7.040550	-16.47%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.160459	13.534228	2.84%	213	2005
	11.656399	13.160459	12.90%	124	2004
	8.255737	11.656399	41.19%	61	2003
	8.751025	8.255737	-5.66%	88	2002
	9.009830	8.751025	-2.87%	85	2001

Fidelity Advisor Overseas Fund: Class A	8.899143	10.000473	12.38%	0	2005
	8.011403	8.899143	11.08%	0	2004
	5.647235	8.011403	41.86%	0	2003
	7.193242	5.647235	-21.49%	0	2002
	9.163041	7.193242	-21.50%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.007058	12.848462	16.73%	0	2005
	10.000000	11.007058	10.07%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.915861	19.532803	9.03%	0	2005
	14.544920	17.915861	23.18%	103	2004
	11.418764	14.544920	27.38%	76	2003
	12.353009	11.418764	-7.56%	43	2002
	10.677776	12.353009	15.69%	3	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.820886	14.942867	8.12%	0	2005
	12.387906	13.820886	11.57%	225	2004
	9.987213	12.387906	24.04%	138	2003
	11.441217	9.987213	-12.71%	104	2002
	10.987759	11.441217	4.13%	3	2001

Franklin Small-Mid Cap Growth Fund: Class A	6.910060	7.509296	8.67%	139	2005
	6.218739	6.910060	11.12%	591	2004
	4.594917	6.218739	35.34%	407	2003
	6.638096	4.594917	-30.78%	275	2002
	8.498408	6.638096	-21.89%	44	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.493980	12.444050	8.27%	0	2005
	10.000000	11.493980	14.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Bond Fund: Class D	13.191037	13.372692	1.38%	28	2005
	12.801090	13.191037	3.05%	28	2004
	12.240451	12.801090	4.58%	28	2003
	11.395976	12.240451	7.41%	28	2002
	10.555036	11.395976	7.97%	22	2001

Gartmore Bond Index Fund: Class A	12.289306	12.306479	0.14%	0	2005
	12.052022	12.289306	1.97%	0	2004
	11.883067	12.052022	1.42%	0	2003
	11.044416	11.883067	7.59%	0	2002
	10.486519	11.044416	5.32%	0	2001

Gartmore Government Bond Fund: Class D	12.892846	13.026138	1.03%	533	2005
	12.681299	12.892846	1.67%	333	2004
	12.660414	12.681299	0.16%	270	2003
	11.605083	12.660414	9.09%	136	2002
	10.931995	11.605083	6.16%	110	2001

Gartmore Growth Fund: Class A	10.778010	11.242920	4.31%	0	2005
	10.171601	10.778010	5.96%	0	2004
	10.000000	10.171601	1.72%	0	2003*

Gartmore Growth Fund: Class D	5.068590	5.309178	4.75%	0	2005
	4.769330	5.068590	6.27%	0	2004
	3.647241	4.769330	30.77%	0	2003
	5.204187	3.647241	-29.92%	0	2002
	7.332157	5.204187	-29.02%	0	2001

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.832739	10.989589	1.45%	0	2005
	10.518298	10.832739	2.99%	0	2004
	9.939821	10.518298	5.82%	0	2003
	10.059481	9.939821	-1.19%	0	2002
	10.020752	10.059481	0.39%	0	2001

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.633068	10.913174	2.63%	0	2005
	10.103469	10.633068	5.24%	0	2004
	9.053146	10.103469	11.60%	0	2003
	9.617469	9.053146	-5.87%	0	2002
	9.899886	9.617469	-2.85%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.241781	10.612077	3.62%	16,075	2005
	9.522195	10.241781	7.56%	14,812	2004
	8.091964	9.522195	17.67%	0	2003
	9.101383	8.091964	-11.09%	0	2002
	9.721319	9.101383	-6.38%	0	2001

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.890274	10.406765	5.22%	0	2005
	8.975545	9.890274	10.19%	0	2004
	7.228653	8.975545	24.17%	0	2003
	8.594380	7.228653	-15.89%	0	2002
	9.585965	8.594380	-10.34%	0	2001

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.569300	10.145170	6.02%	0	2005
	8.538942	9.569300	12.07%	0	2004
	6.595991	8.538942	29.46%	0	2003
	8.223304	6.595991	-19.79%	0	2002
	9.447932	8.223304	-12.96%	0	2001

Gartmore International Index Fund: Class A	9.354569	10.438895	11.59%	0	2005
	7.987690	9.354569	17.11%	0	2004
	5.929686	7.987690	34.71%	0	2003

Gartmore Large Cap Value Fund: Class A	12.705537	13.399021	5.46%	0	2005
	11.153422	12.705537	13.92%	0	2004
	8.862098	11.153422	25.86%	0	2003
	10.457207	8.862098	-15.25%	0	2002
	11.173167	10.457207	-6.41%	0	2001

Gartmore Mid Cap Market Index Fund: Class A	11.786930	12.957157	9.93%	0	2005
	10.374297	11.786930	13.62%	0	2004
	7.853275	10.374297	32.10%	0	2003
	9.429557	7.853275	-16.72%	0	2002
	9.767589	9.429557	-3.46%	0	2001

Gartmore Money Market Fund: Service Class	10.141459	10.225471	0.83%	549	2005
	10.247538	10.141459	-1.04%	363	2004
	10.372561	10.247538	-1.21%	50	2003
	10.446986	10.372561	-0.71%	3	2002
	10.280265	10.446986	1.62%	167	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Nationwide® Fund: Class D	9.036870	9.537695	5.54%	0	2005
	8.374746	9.036870	7.91%	0	2004
	6.702969	8.374746	24.94%	0	2003
	8.228379	6.702969	-18.54%	0	2002
	9.507249	8.228379	-13.45%	0	2001

Gartmore S&P 500® Index Fund: Service Class	7.962114	8.159270	2.48%	0	2005
	7.343743	7.962114	8.42%	0	2004
	5.846124	7.343743	25.62%	0	2003
	7.691142	5.846124	-23.99%	0	2002
	8.925568	7.691142	-13.83%	0	2001

Gartmore Small Cap Fund: Class A	13.991671	16.850927	20.44%	0	2005
	11.317381	13.991671	23.63%	0	2004
	7.778338	11.317381	45.50%	0	2003
	9.714851	7.778338	-19.93%	0	2002
	10.073960	9.714851	-3.56%	0	2001

Gartmore Small Cap Index Fund: Class A	12.156774	12.469482	2.57%	0	2005
	10.501863	12.156774	15.76%	0	2004
	7.345363	10.501863	42.97%	0	2003
	9.451600	7.345363	-22.28%	0	2002
	9.457911	9.451600	-0.07%	0	2001

Gartmore Value Opportunities Fund: Class A	13.510763	14.330169	6.06%	0	2005
	12.119755	13.510763	11.48%	0	2004
	9.019477	12.119755	34.37%	0	2003
	10.714528	9.019477	-15.82%	0	2002
	10.703160	10.714528	0.11%	0	2001

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.352216	10.435476	0.80%	0	2005
	9.706980	10.352216	6.65%	0	2004
	8.339157	9.706980	16.40%	0	2003
	9.674684	8.339157	-13.80%	0	2002
	10.000000	9.674684	-3.25%	0	2001*

Janus Adviser Balanced Fund: Class S	10.018767	10.603954	5.84%	0	2005
	9.400831	10.018767	6.57%	70	2004
	8.388485	9.400831	12.07%	51	2003
	9.133593	8.388485	-8.16%	26	2002
	9.765320	9.133593	-6.47%	2	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: Class S	7.719991	9.997249	29.50%	0	2005
	6.552650	7.719991	17.81%	0	2004
	4.945835	6.552650	32.49%	0	2003
	6.764692	4.945835	-26.89%	0	2002
	8.913279	6.764692	-24.11%	0	2001

Janus Adviser Worldwide Fund: Class S	6.188632	6.452929	4.27%	0	2005
	6.011148	6.188632	2.95%	394	2004
	4.978320	6.011148	20.75%	480	2003
	6.844093	4.978320	-27.26%	378	2002
	8.822751	6.844093	-22.43%	4	2001

Janus Fund	5.472394	5.593730	2.22%	349	2005
	5.317797	5.472394	2.91%	254	2004
	4.107350	5.317797	29.47%	250	2003
	5.768376	4.107350	-28.80%	85	2002
	7.942323	5.768376	-27.37%	81	2001

Janus Twenty Fund	5.336257	5.739947	7.57%	745	2005
	4.381594	5.336257	21.79%	570	2004
	3.557091	4.381594	23.18%	574	2003
	4.762757	3.557091	-25.31%	218	2002
	6.844527	4.762757	-30.42%	199	2001

Janus Worldwide Fund	5.471386	5.692824	4.05%	0	2005
	5.274031	5.471386	3.74%	0	2004
	4.318553	5.274031	22.12%	0	2003
	5.938139	4.318553	-27.27%	0	2002
	7.833693	5.938139	-24.20%	0	2001

Lazard Small Cap Portfolio: Open Shares	15.403750	15.737323	2.17%	0	2005
	13.638292	15.403750	12.94%	0	2004
	10.012809	13.638292	36.21%	0	2003
	12.395514	10.012809	-19.22%	0	2002
	10.715811	12.395514	15.67%	0	2001

Neuberger Berman Genesis Fund: Trust Class	18.713313	21.394935	14.33%	0	2005
	16.040753	18.713313	16.66%	0	2004
	12.394513	16.040753	29.42%	0	2003
	12.998115	12.394513	-4.64%	0	2002
	11.798780	12.998115	10.16%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	9.913979	10.550755	6.42%	0	2005
	8.699159	9.913979	13.96%	0	2004
	6.554732	8.699159	32.72%	0	2003
	8.999775	6.554732	-27.17%	0	2002
	9.336277	8.999775	-3.60%	0	2001

Neuberger Berman Partners Fund: Trust Class	11.072242	12.822938	15.81%	0	2005
	9.463557	11.072242	17.00%	0	2004
	7.096368	9.463557	33.36%	0	2003
	9.613807	7.096368	-26.19%	0	2002
	10.109289	9.613807	-4.90%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.256246	11.889908	5.63%	0	2005
	10.000000	11.256246	12.56%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.526623	7.746479	2.92%	0	2005
	7.192378	7.526623	4.65%	93	2004
	5.651848	7.192378	27.26%	68	2003
	7.797137	5.651848	-27.51%	38	2002
	9.086430	7.797137	-14.19%	2	2001

Oppenheimer Champion Income Fund: Class A	12.010002	12.119995	0.92%	0	2005
	11.187405	12.010002	7.35%	0	2004
	10.000000	11.187405	11.87%	0	2003*

Oppenheimer Global Fund: Class A	10.277125	11.500442	11.90%	0	2005
	8.809858	10.277125	16.65%	0	2004
	6.263850	8.809858	40.65%	212	2003
	8.216917	6.263850	-23.77%	174	2002
	9.478271	8.216917	-13.31%	4	2001

Oppenheimer Strategic Income Fund: Class A	13.396851	13.716980	2.39%	0	2005
	12.432917	13.396851	7.75%	0	2004
	10.575794	12.432917	17.56%	0	2003
	10.069377	10.575794	5.03%	0	2002
	9.891576	10.069377	1.80%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.511004	12.905485	12.11%	0	2005
	10.000000	11.511004	15.11%	290	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.772711	12.857049	0.66%	0	2005
	12.417264	12.772711	2.86%	0	2004
	12.023168	12.417264	3.28%	0	2003
	11.155427	12.023168	7.78%	0	2002
	10.415242	11.155427	7.11%	0	2001

Putnam International Equity Fund: Class A	14.421493	15.959851	10.67%	0	2005
	12.621740	14.421493	14.26%	0	2004
	10.000000	12.621740	26.22%	0	2003*

Putnam Voyager Fund: Class A	12.064201	12.511650	3.71%	0	2005
	11.711256	12.064201	3.01%	0	2004
	10.000000	11.711256	17.11%	0	2003*

Templeton Foreign Fund: Class A	12.625220	13.730924	8.76%	0	2005
	10.871314	12.625220	16.13%	0	2004
	8.473465	10.871314	28.30%	0	2003
	9.435734	8.473465	-10.20%	0	2002
	10.425928	9.435734	-9.50%	0	2001

Van Kampen Growth and Income Fund: Class A	13.845108	14.954370	8.01%	0	2005
	12.361284	13.845108	12.00%	0	2004
	10.000000	12.361284	23.61%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.557493	16.830820	15.62%	0	2005
	12.236255	14.557493	18.97%	0	2004
	10.000000	12.236255	22.36%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.068572	19.564754	14.62%	0	2005
	12.704297	17.068572	34.35%	0	2004
	10.000000	12.704297	27.04%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.555030	14.973835	10.47%	0	2005
	12.174954	13.555030	11.34%	0	2004
	10.000000	12.174954	21.75%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.807089	11.899650	10.11%	0	2005
	9.998293	10.807089	8.09%	352	2004
	7.333170	9.998293	36.34%	221	2003
	9.240007	7.333170	-20.64%	165	2002
	9.563613	9.240007	-3.38%	5	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.971313	11.755283	7.15%	0	2005
	9.915129	10.971313	10.65%	0	2004
	10.000000	9.915129	-0.85%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.884084	6.644671	-3.48%	0	2005
	6.431993	6.884084	7.03%	0	2004
	5.257924	6.431993	22.33%	0	2003
	6.842902	5.257924	-23.16%	0	2002
	8.709584	6.842902	-21.43%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.063747	10.64%	0	2005*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.244041	2.44%	0	2005*

AIM Dynamics Fund: Investor Class	5.551944	6.020446	8.44%	0	2005
	5.048071	5.551944	9.98%	0	2004
	3.715687	5.048071	35.86%	0	2003
	5.651780	3.715687	-34.26%	0	2002
	8.572826	5.651780	-34.07%	0	2001

AIM Small Company Growth Fund: Investor Class	6.704359	6.949011	3.65%	0	2005
	6.036603	6.704359	11.06%	0	2004
	4.602440	6.036603	31.16%	0	2003
	6.827300	4.602440	-32.59%	0	2002
	8.787712	6.827300	-22.31%	0	2001

American Century Growth: Investor Class	6.095488	6.279024	3.01%	0	2005
	5.644801	6.095488	7.98%	0	2004
	4.617935	5.644801	22.24%	0	2003
	6.362766	4.617935	-27.42%	0	2002
	7.963521	6.362766	-20.10%	0	2001

American Century Income & Growth: Advisor Class	8.871515	9.111528	2.71%	149	2005
	8.011037	8.871515	10.74%	0	2004
	6.304462	8.011037	27.07%	0	2003
	7.981335	6.304462	-21.01%	0	2002
	8.892046	7.981335	-10.24%	0	2001

American Century International Growth: Advisor Class	6.824387	7.580988	11.09%	0	2005
	6.037831	6.824387	13.03%	0	2004
	4.911905	6.037831	22.92%	0	2003
	6.208798	4.911905	-20.89%	0	2002
	8.657400	6.208798	-28.28%	0	2001

American Century Short Term Government: Investor Class	11.246133	11.233702	-0.11%	78	2005
	11.371495	11.246133	-1.10%	78	2004
	11.446415	11.371495	-0.65%	78	2003
	11.070531	11.446415	3.40%	0	2002
	10.516665	11.070531	5.27%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.787097	6.809887	0.34%	0	2005
	6.240573	6.787097	8.76%	0	2004
	5.047905	6.240573	23.63%	0	2003
	6.685391	5.047905	-24.49%	0	2002
	7.969994	6.685391	-16.12%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.228277	12.463621	11.00%	0	2005
	10.000000	11.228277	12.28%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.702503	8.904620	2.32%	0	2005
	8.390111	8.702503	3.72%	0	2004
	7.093283	8.390111	18.28%	0	2003
	8.713639	7.093283	-18.60%	0	2002
	9.938085	8.713639	-12.32%	0	2001

Dreyfus Emerging Leaders Fund	10.938665	11.733761	7.27%	0	2005
	9.746480	10.938665	12.23%	0	2004
	7.111931	9.746480	37.04%	0	2003
	9.066824	7.111931	-21.56%	0	2002
	10.244684	9.066824	-11.50%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.126357	9.818208	-3.04%	0	2005
	10.000000	10.126357	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.761543	5.857231	1.66%	0	2005
	5.536027	5.761543	4.07%	0	2004
	4.476330	5.536027	23.67%	0	2003
	6.451096	4.476330	-30.61%	0	2002
	8.608584	6.451096	-25.06%	0	2001

Federated Bond Fund: Class F Shares	13.390528	13.404568	0.10%	0	2005
	12.763493	13.390528	4.91%	0	2004
	11.509409	12.763493	10.90%	0	2003
	10.955352	11.509409	5.06%	0	2002
	10.390629	10.955352	5.43%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.085326	8.183734	1.22%	0	2005
	7.284319	8.085326	11.00%	0	2004
	5.981916	7.284319	21.77%	0	2003
	7.556287	5.981916	-20.84%	0	2002
	8.671952	7.556287	-12.87%	0	2001

Federated High Yield Trust	11.545472	11.619523	0.64%	44	2005
	10.526807	11.545472	9.68%	0	2004
	8.723760	10.526807	20.67%	0	2003
	8.873752	8.723760	-1.69%	0	2002
	9.206247	8.873752	-3.61%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.340160	12.374060	0.27%	72	2005
	12.168002	12.340160	1.41%	72	2004
	11.679392	12.168002	4.18%	72	2003
	10.914859	11.679392	7.00%	0	2002
	10.346445	10.914859	5.49%	0	2001

Fidelity Advisor Balanced Fund: Class A	9.820639	10.159001	3.45%	0	2005
	9.502355	9.820639	3.35%	0	2004
	8.205061	9.502355	15.81%	0	2003
	9.156901	8.205061	-10.39%	0	2002
	9.484397	9.156901	-3.45%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.320776	6.544694	3.54%	0	2005
	6.255329	6.320776	1.05%	0	2004
	4.820598	6.255329	29.76%	0	2003
	7.062833	4.820598	-31.75%	0	2002
	8.761391	7.062833	-19.39%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.329403	12.892653	4.57%	200	2005
	11.192364	12.329403	10.16%	92	2004
	8.847675	11.192364	26.50%	92	2003
	10.657804	8.847675	-16.98%	0	2002
	11.093825	10.657804	-3.93%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.179127	7.642107	6.45%	0	2005
	6.823618	7.179127	5.21%	0	2004
	5.367438	6.823618	27.13%	0	2003
	7.034588	5.367438	-23.70%	0	2002
	8.426094	7.034588	-16.51%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.129249	13.495281	2.79%	0	2005
	11.634678	13.129249	12.85%	0	2004
	8.244546	11.634678	41.12%	0	2003
	8.743611	8.244546	-5.71%	0	2002
	9.006806	8.743611	-2.92%	0	2001

Fidelity Advisor Overseas Fund: Class A	8.879944	9.973840	12.32%	0	2005
	7.998177	8.879944	11.02%	0	2004
	5.640785	7.998177	41.79%	0	2003
	7.188672	5.640785	-21.53%	0	2002
	9.161920	7.188672	-21.54%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.003353	12.837627	16.67%	0	2005
	10.000000	11.003353	10.03%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.877237	19.480796	8.97%	0	2005
	14.520947	17.877237	23.11%	0	2004
	11.405742	14.520947	27.31%	0	2003
	12.345200	11.405742	-7.61%	0	2002
	10.676475	12.345200	15.63%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.788137	14.899889	8.06%	0	2005
	12.364846	13.788137	11.51%	0	2004
	9.973684	12.364846	23.97%	0	2003
	11.431530	9.973684	-12.75%	0	2002
	10.984073	11.431530	4.07%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	6.893646	7.487672	8.62%	0	2005
	6.207126	6.893646	11.06%	0	2004
	4.588663	6.207126	35.27%	0	2003
	6.632448	4.588663	-30.81%	0	2002
	8.495548	6.632448	-21.93%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.490111	12.433552	8.21%	0	2005
	10.000000	11.490111	14.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Bond Fund: Class D	13.159706	13.334162	1.33%	0	2005
	12.777183	13.159706	2.99%	0	2004
	12.223808	12.777183	4.53%	0	2003
	11.386272	12.223808	7.36%	0	2002
	10.551441	11.386272	7.91%	0	2001

Gartmore Bond Index Fund: Class A	12.262742	12.273650	0.09%	0	2005
	12.032091	12.262742	1.92%	0	2004
	11.869452	12.032091	1.37%	0	2003
	11.037377	11.869452	7.54%	0	2002
	10.485196	11.037377	5.27%	0	2001

Gartmore Government Bond Fund: Class D	12.862293	12.988681	0.98%	0	2005
	12.657686	12.862293	1.62%	0	2004
	12.643262	12.657686	0.11%	0	2003
	11.595263	12.643262	9.04%	0	2002
	10.928326	11.595263	6.10%	0	2001

Gartmore Growth Fund: Class A	10.772332	11.231294	4.26%	0	2005
	10.171432	10.772332	5.91%	0	2004
	10.000000	10.171432	1.71%	0	2003*

Gartmore Growth Fund: Class D	5.056586	5.293917	4.69%	0	2005
	4.760449	5.056586	6.22%	0	2004
	3.642296	4.760449	30.70%	0	2003
	5.199779	3.642296	-29.95%	0	2002
	7.329689	5.199779	-29.06%	0	2001

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.809372	10.960313	1.40%	0	2005
	10.500955	10.809372	2.94%	0	2004
	9.928482	10.500955	5.77%	0	2003
	10.053116	9.928482	-1.24%	0	2002
	10.019531	10.053116	0.34%	0	2001

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.610098	10.884063	2.58%	0	2005
	10.086770	10.610098	5.19%	0	2004
	9.042787	10.086770	11.54%	0	2003
	9.611366	9.042787	-5.92%	0	2002
	9.898677	9.611366	-2.90%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.219668	10.583798	3.56%	683	2005
	9.506471	10.219668	7.50%	494	2004
	8.082712	9.506471	17.61%	288	2003
	9.095610	8.082712	-11.14%	74	2002
	9.720134	9.095610	-6.43%	0	2001

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.868917	10.379022	5.17%	0	2005
	8.960721	9.868917	10.14%	0	2004
	7.220387	8.960721	24.10%	0	2003
	8.588929	7.220387	-15.93%	0	2002
	9.584787	8.588929	-10.39%	0	2001

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.548634	10.118130	5.96%	0	2005
	8.524844	9.548634	12.01%	0	2004
	6.588444	8.524844	29.39%	0	2003
	8.218082	6.588444	-19.83%	0	2002
	9.446777	8.218082	-13.01%	0	2001

Gartmore International Index Fund: Class A	9.334348	10.411038	11.53%	0	2005
	7.974482	9.334348	17.05%	0	2004
	5.922899	7.974482	34.64%	0	2003
	7.325156	5.922899	-19.14%	0	2002
	9.623620	7.325156	-23.88%	0	2001

Gartmore Large Cap Value Fund: Class A	12.675454	13.360517	5.40%	0	2005
	11.132662	12.675454	13.86%	0	2004
	8.850093	11.132662	25.79%	0	2003
	10.448348	8.850093	-15.30%	0	2002
	11.169414	10.448348	-6.46%	0	2001

Gartmore Mid Cap Market Index Fund: Class A	11.761495	12.922632	9.87%	103	2005
	10.357178	11.761495	13.56%	103	2004
	7.844295	10.357178	32.03%	103	2003
	9.423578	7.844295	-16.76%	0	2002
	9.766398	9.423578	-3.51%	0	2001

Gartmore Money Market Fund: Service Class	10.117364	10.196005	0.78%	497	2005
	10.228395	10.117364	-1.09%	168	2004
	10.358455	10.228395	-1.26%	168	2003
	10.438085	10.358455	-0.76%	110	2002
	10.276763	10.438085	1.57%	401	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Nationwide® Fund: Class D	9.015432	9.510249	5.49%	0	2005
	8.359127	9.015432	7.85%	0	2004
	6.693851	8.359127	24.88%	0	2003
	8.221382	6.693851	-18.58%	0	2002
	9.504046	8.221382	-13.50%	0	2001

Gartmore S&P 500® Index Fund: Service Class	7.943218	8.135773	2.42%	137	2005
	7.330039	7.943218	8.37%	137	2004
	5.838182	7.330039	25.55%	137	2003
	7.684614	5.838182	-24.03%	0	2002
	8.922567	7.684614	-13.87%	0	2001

Gartmore Small Cap Fund: Class A	13.958505	16.802466	20.37%	0	2005
	11.296303	13.958505	23.57%	0	2004
	7.767790	11.296303	45.42%	0	2003
	9.706612	7.767790	-19.97%	0	2002
	10.070578	9.706612	-3.61%	0	2001

Gartmore Small Cap Index Fund: Class A	12.130526	12.436255	2.52%	0	2005
	10.484532	12.130526	15.70%	0	2004
	7.336956	10.484532	42.90%	0	2003
	9.445600	7.336956	-22.32%	0	2002
	9.456753	9.445600	-0.12%	0	2001

Gartmore Value Opportunities Fund: Class A	13.481633	14.292016	6.01%	0	2005
	12.099772	13.481633	11.42%	0	2004
	9.009177	12.099772	34.30%	0	2003
	10.707743	9.009177	-15.86%	0	2002
	10.701857	10.707743	0.05%	0	2001

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.334243	10.412074	0.75%	0	2005
	9.695057	10.334243	6.59%	0	2004
	8.333149	9.695057	16.34%	0	2003
	9.672636	8.333149	-13.85%	0	2002
	10.000000	9.672636	-3.27%	0	2001*

Janus Adviser Balanced Fund: Class S	9.997158	10.575720	5.79%	0	2005
	9.385314	9.997158	6.52%	0	2004
	8.378893	9.385314	12.01%	0	2003
	9.127796	8.378893	-8.20%	0	2002
	9.764128	9.127796	-6.52%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: Class S	7.703315	9.970600	29.43%	0	2005
	6.541808	7.703315	17.76%	0	2004
	4.940164	6.541808	32.42%	0	2003
	6.760387	4.940164	-26.92%	0	2002
	8.912181	6.760387	-24.14%	0	2001

Janus Adviser Worldwide Fund: Class S	6.175284	6.435755	4.22%	0	2005
	6.001222	6.175284	2.90%	0	2004
	4.972631	6.001222	20.69%	0	2003
	6.839748	4.972631	-27.30%	0	2002
	8.821665	6.839748	-22.47%	0	2001

Janus Fund	5.459390	5.577604	2.17%	0	2005
	5.307868	5.459390	2.85%	0	2004
	4.101767	5.307868	29.40%	0	2003
	5.763479	4.101767	-28.83%	0	2002
	7.939642	5.763479	-27.41%	0	2001

Janus Twenty Fund	5.323610	5.723449	7.51%	0	2005
	4.373433	5.323610	21.73%	0	2004
	3.552260	4.373433	23.12%	0	2003
	4.758707	3.552260	-25.35%	0	2002
	6.842218	4.758707	-30.45%	0	2001

Janus Worldwide Fund	5.458409	5.676446	3.99%	0	2005
	5.264197	5.458409	3.69%	0	2004
	4.312695	5.264197	22.06%	0	2003
	5.933107	4.312695	-27.31%	0	2002
	7.831061	5.933107	-24.24%	0	2001

Lazard Small Cap Portfolio: Open Shares	15.367222	15.692053	2.11%	0	2005
	13.612877	15.367222	12.89%	0	2004
	9.999234	13.612877	36.14%	0	2003
	12.385009	9.999234	-19.26%	0	2002
	10.712211	12.385009	15.62%	0	2001

Neuberger Berman Genesis Fund: Trust Class	18.668959	21.333409	14.27%	0	2005
	16.010871	18.668959	16.60%	0	2004
	12.377715	16.010871	29.35%	0	2003
	12.987109	12.377715	-4.69%	0	2002
	11.794811	12.987109	10.11%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	9.890484	10.520409	6.37%	0	2005
	8.682950	9.890484	13.91%	0	2004
	6.545839	8.682950	32.65%	0	2003
	8.992137	6.545839	-27.20%	0	2002
	9.333138	8.992137	-3.65%	0	2001

Neuberger Berman Partners Fund: Trust Class	11.045997	12.786066	15.75%	0	2005
	9.445924	11.045997	16.94%	0	2004
	7.086751	9.445924	33.29%	0	2003
	9.605670	7.086751	-26.22%	0	2002
	10.105906	9.605670	-4.95%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.252462	11.879886	5.58%	0	2005
	10.000000	11.252462	12.52%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.510356	7.725821	2.87%	0	2005
	7.180491	7.510356	4.59%	0	2004
	5.645379	7.180491	27.19%	226	2003
	7.792177	5.645379	-27.55%	80	2002
	9.085316	7.792177	-14.23%	0	2001

Oppenheimer Champion Income Fund: Class A	11.999795	12.103552	0.86%	0	2005
	11.183586	11.999795	7.30%	0	2004
	10.000000	11.183586	11.84%	0	2003*

Oppenheimer Global Fund: Class A	10.252731	11.467317	11.85%	128	2005
	8.793432	10.252731	16.60%	128	2004
	6.255345	8.793432	40.57%	332	2003
	8.209944	6.255345	-23.81%	71	2002
	9.475079	8.209944	-13.35%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.367943	13.680437	2.34%	0	2005
	12.412402	13.367943	7.70%	0	2004
	10.563715	12.412402	17.50%	0	2003
	10.062997	10.563715	4.98%	0	2002
	9.890365	10.062997	1.75%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.507127	12.894589	12.06%	0	2005
	10.000000	11.507127	15.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.745096	12.822743	0.61%	0	2005
	12.396723	12.745096	2.81%	0	2004
	12.009387	12.396723	3.23%	0	2003
	11.148312	12.009387	7.72%	0	2002
	10.413924	11.148312	7.05%	0	2001

Putnam International Equity Fund: Class A	14.409261	15.938235	10.61%	0	2005
	12.617460	14.409261	14.20%	0	2004
	10.000000	12.617460	26.17%	0	2003*

Putnam Voyager Fund: Class A	12.053982	12.494708	3.66%	0	2005
	11.707286	12.053982	2.96%	0	2004
	10.000000	11.707286	17.07%	0	2003*

Templeton Foreign Fund: Class A	12.595286	13.691426	8.70%	0	2005
	10.851054	12.595286	16.07%	0	2004
	8.461974	10.851054	28.23%	0	2003
	9.427725	8.461974	-10.24%	0	2002
	10.422419	9.427725	-9.54%	0	2001

Van Kampen Growth and Income Fund: Class A	13.833372	14.934122	7.96%	94	2005
	12.357087	13.833372	11.95%	0	2004
	10.000000	12.357087	23.57%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.545159	16.808037	15.56%	0	2005
	12.232105	14.545159	18.91%	0	2004
	10.000000	12.232105	22.32%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.054108	19.538265	14.57%	0	2005
	12.699980	17.054108	34.28%	0	2004
	10.000000	12.699980	27.00%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.543557	14.953592	10.41%	0	2005
	12.170827	13.543557	11.28%	0	2004
	10.000000	12.170827	21.71%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.781471	11.865423	10.05%	0	2005
	9.979663	10.781471	8.03%	0	2004
	7.323216	9.979663	36.27%	0	2003
	9.232161	7.323216	-20.68%	0	2002
	9.560395	9.232161	-3.43%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.964836	11.742392	7.09%	0	2005
	9.914322	10.964836	10.60%	0	2004
	10.000000	9.914322	-0.86%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.869200	6.626931	-3.53%	0	2005
	6.421356	6.869200	6.97%	0	2004
	5.251896	6.421356	22.27%	0	2003
	6.838559	5.251896	-23.20%	0	2002
	8.708516	6.838559	-21.47%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.059644	10.60%	0	2005*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.241641	2.42%	0	2005*

AIM Dynamics Fund: Investor Class	5.538749	6.003105	8.38%	0	2005
	5.038633	5.538749	9.93%	0	2004
	3.710633	5.038633	35.79%	0	2003
	5.646969	3.710633	-34.29%	0	2002
	8.569939	5.646969	-34.11%	42	2001

AIM Small Company Growth Fund: Investor Class	6.688430	6.928987	3.60%	0	2005
	6.025320	6.688430	11.01%	0	2004
	4.596178	6.025320	31.09%	0	2003
	6.821495	4.596178	-32.62%	0	2002
	8.784743	6.821495	-22.35%	0	2001

American Century Growth: Investor Class	6.080991	6.260914	2.96%	0	2005
	5.634241	6.080991	7.93%	0	2004
	4.611651	5.634241	22.17%	0	2003
	6.357356	4.611651	-27.46%	0	2002
	7.960839	6.357356	-20.14%	0	2001

American Century Income & Growth: Advisor Class	8.850496	9.085331	2.65%	0	2005
	7.996117	8.850496	10.68%	0	2004
	6.295918	7.996117	27.00%	0	2003
	7.974573	6.295918	-21.05%	0	2002
	8.889055	7.974573	-10.29%	0	2001

American Century International Growth: Advisor Class	6.808185	7.559154	11.03%	0	2005
	6.026566	6.808185	12.97%	0	2004
	4.905228	6.026566	22.86%	0	2003
	6.203519	4.905228	-20.93%	0	2002
	8.654482	6.203519	-28.32%	0	2001

American Century Short Term Government: Investor Class	11.219434	11.201342	-0.16%	0	2005
	11.350273	11.219434	-1.15%	0	2004
	11.430866	11.350273	-0.71%	0	2003
	11.061129	11.430866	3.34%	0	2002
	10.513118	11.061129	5.21%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.770975	6.790259	0.28%	0	2005
	6.228912	6.770975	8.70%	0	2004
	5.041040	6.228912	23.56%	0	2003
	6.679706	5.041040	-24.53%	0	2002
	7.967308	6.679706	-16.16%	41	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.224493	12.453106	10.95%	0	2005
	10.000000	11.224493	12.24%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.681862	8.878991	2.27%	0	2005
	8.374469	8.681862	3.67%	0	2004
	7.083660	8.374469	18.22%	0	2003
	8.706261	7.083660	-18.64%	0	2002
	9.934755	8.706261	-12.37%	0	2001

Dreyfus Emerging Leaders Fund	10.912729	11.699997	7.21%	0	2005
	9.728311	10.912729	12.17%	0	2004
	7.102274	9.728311	36.97%	0	2003
	9.059133	7.102274	-21.60%	0	2002
	10.241246	9.059133	11.54%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.126160	9.813026	-3.09%	0	2005
	10.000000	10.126160	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.747842	5.840353	1.61%	0	2005
	5.525680	5.747842	4.02%	0	2004
	4.470251	5.525680	23.61%	0	2003
	6.445616	4.470251	-30.65%	0	2002
	8.605693	6.445616	-25.10%	0	2001

Federated Bond Fund: Class F Shares	13.358732	13.365953	0.05%	0	2005
	12.739679	13.358732	4.86%	0	2004
	11.493797	12.739679	10.84%	0	2003
	10.946050	11.493797	5.00%	0	2002
	10.387125	10.946050	5.38%	41	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.067868	8.161916	1.17%	0	2005
	7.272290	8.067868	10.94%	0	2004
	5.975074	7.272290	21.71%	0	2003
	7.551492	5.975074	-20.88%	0	2002
	8.670882	7.551492	-12.91%	0	2001

Federated High Yield Trust	11.518033	11.586025	0.59%	0	2005
	10.507135	11.518033	9.62%	0	2004
	8.711891	10.507135	20.61%	0	2003
	8.866190	8.711891	-1.74%	0	2002
	9.203112	8.866190	-3.66%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.313467	12.341028	0.22%	0	2005
	12.147861	12.313467	1.36%	0	2004
	11.665999	12.147861	4.13%	0	2003
	10.907893	11.665999	6.95%	0	2002
	10.345136	10.907893	5.44%	0	2001

Fidelity Advisor Balanced Fund: Class A	9.797345	10.129767	3.39%	0	2005
	9.484636	9.797345	3.30%	0	2004
	8.193930	9.484636	15.75%	0	2003
	9.149143	8.193930	-10.44%	0	2002
	9.481207	9.149143	-3.50%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.307095	6.527218	3.49%	0	2005
	6.244968	6.307095	0.99%	0	2004
	4.815068	6.244968	29.70%	0	2003
	7.058344	4.815068	-31.78%	0	2002
	8.760319	7.058344	-19.43%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.300147	12.855531	4.52%	111	2005
	11.171493	12.300147	10.10%	80	2004
	8.835658	11.171493	26.44%	50	2003
	10.648758	8.835658	-17.03%	7	2002
	11.090091	10.648758	-3.98%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.162088	7.620100	6.39%	0	2005
	6.810900	7.162088	5.16%	0	2004
	5.360156	6.810900	27.07%	0	2003
	7.028615	5.360156	-23.74%	0	2002
	8.423256	7.028615	-16.56%	38	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.098083	13.456416	2.74%	0	2005
	11.612961	13.098083	12.79%	0	2004
	8.233344	11.612961	41.05%	0	2003
	8.736173	8.233344	-5.76%	0	2002
	9.003769	8.736173	-2.97%	48	2001

Fidelity Advisor Overseas Fund: Class A	8.860733	9.947217	12.26%	0	2005
	7.984947	8.860733	10.97%	0	2004
	5.634318	7.984947	41.72%	0	2003
	7.184107	5.634318	-21.57%	0	2002
	9.160799	7.184107	-21.58%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.999651	12.826808	16.61%	0	2005
	10.000000	10.999651	10.00%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.838618	19.428856	8.91%	0	2005
	14.496945	17.838618	23.05%	0	2004
	11.392686	14.496945	27.25%	0	2003
	12.337358	11.392686	-7.66%	0	2002
	10.675170	12.337358	15.57%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.755421	14.857000	8.01%	99	2005
	12.341776	13.755421	11.45%	71	2004
	9.960143	12.341776	23.91%	44	2003
	11.421839	9.960143	-12.80%	6	2002
	10.980388	11.421839	4.02%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	6.877263	7.466079	8.56%	203	2005
	6.195527	6.877263	11.00%	147	2004
	4.582422	6.195527	35.20%	92	2003
	6.626815	4.582422	-30.85%	14	2002
	8.492688	6.626815	-21.97%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.486259	12.423072	8.16%	0	2005
	10.000000	11.486259	14.86%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Bond Fund: Class D	13.128421	13.295712	1.27%	0	2005
	12.753298	13.128421	2.94%	0	2004
	12.207172	12.753298	4.47%	0	2003
	11.376566	12.207172	7.30%	0	2002
	10.547846	11.376566	7.86%	0	2001

Gartmore Bond Index Fund: Class A	12.236209	12.240876	0.04%	0	2005
	12.012170	12.236209	1.87%	0	2004
	11.855834	12.012170	1.32%	0	2003
	11.030329	11.855834	7.48%	0	2002
	10.483866	11.030329	5.21%	0	2001

Gartmore Government Bond Fund: Class D	12.831762	12.951271	0.93%	0	2005
	12.634076	12.831762	1.56%	0	2004
	12.626103	12.634076	0.06%	0	2003
	11.585423	12.626103	8.98%	0	2002
	10.924644	11.585423	6.05%	0	2001

Gartmore Growth Fund: Class A	10.766667	11.219695	4.21%	0	2005
	10.171264	10.766667	5.85%	0	2004
	10.000000	10.171264	1.71%	0	2003*

Gartmore Growth Fund: Class D	5.044543	5.278636	4.64%	0	2005
	4.751530	5.044543	6.17%	0	2004
	3.637329	4.751530	30.63%	0	2003
	5.195344	3.637329	-29.99%	0	2002
	7.327215	5.195344	-29.10%	0	2001

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.786037	10.931113	1.35%	0	2005
	10.483616	10.786037	2.88%	0	2004
	9.917134	10.483616	5.71%	0	2003
	10.046740	9.917134	-1.29%	0	2002
	10.018304	10.046740	0.28%	0	2001

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.587213	10.855081	2.53%	0	2005
	10.070143	10.587213	5.13%	0	2004
	9.032469	10.070143	11.49%	0	2003
	9.605280	9.032469	-5.96%	0	2002
	9.897465	9.605280	-2.95%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.197620	10.555608	3.51%	0	2005
	9.490779	10.197620	7.45%	0	2004
	8.073470	9.490779	17.56%	0	2003
	9.089844	8.073470	-11.18%	0	2002
	9.718946	9.089844	-6.47%	0	2001

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.847600	10.351363	5.12%	0	2005
	8.945922	9.847600	10.08%	0	2004
	7.212133	8.945922	24.04%	0	2003
	8.583484	7.212133	-15.98%	0	2002
	9.583619	8.583484	-10.44%	0	2001

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.528002	10.091142	5.91%	0	2005
	8.510742	9.528002	11.95%	0	2004
	6.580889	8.510742	29.33%	0	2003
	8.212854	6.580889	-19.87%	0	2002
	9.445621	8.212854	-13.05%	0	2001

Gartmore International Index Fund: Class A	9.314204	10.383314	11.48%	0	2005
	7.961311	9.314204	16.99%	0	2004
	5.916125	7.961311	34.57%	0	2003
	7.320508	5.916125	-19.18%	0	2002
	9.622441	7.300508	-23.92%	0	2001

Gartmore Large Cap Value Fund: Class A	12.645361	13.322044	5.35%	0	2005
	11.111894	12.645361	13.80%	0	2004
	8.838077	11.111894	25.73%	0	2003
	10.439484	8.838077	-15.34%	0	2002
	11.165662	10.439484	-6.50%	0	2001

Gartmore Mid Cap Market Index Fund: Class A	11.736062	12.888145	9.82%	0	2005
	10.340057	11.736062	13.50%	0	2004
	7.835320	10.340057	31.97%	0	2003
	9.417590	7.835320	-16.80%	0	2002
	9.765196	9.417590	-3.56%	0	2001

Gartmore Money Market Fund: Service Class	10.093317	10.166607	0.73%	0	2005
	10.209280	10.093317	-1.14%	0	2004
	10.344360	10.209280	-1.31%	0	2003
	10.429191	10.344360	-0.81%	0	2002
	10.273263	10.429191	1.52%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Nationwide® Fund: Class D	8.994021	9.482849	5.44%	0	2005
	8.343530	8.994021	7.80%	0	2004
	6.684775	8.343530	24.81%	0	2003
	8.214418	6.684775	-18.62%	0	2002
	9.500854	8.214418	-13.54%	17	2001

Gartmore S&P 500® Index Fund: Service Class	7.924369	8.112351	2.37%	782	2005
	7.316371	7.924369	8.31%	782	2004
	5.830266	7.316371	25.49%	782	2003
	7.678107	5.830266	-24.07%	782	2002
	8.919571	7.678107	-13.92%	35	2001

Gartmore Small Cap Fund: Class A	13.925379	16.754084	20.31%	0	2005
	11.275230	13.925379	23.50%	0	2004
	7.757236	11.275230	45.35%	0	2003
	9.698379	7.757236	-20.02%	0	2002
	10.067190	9.698379	-3.66%	0	2001

Gartmore Small Cap Index Fund: Class A	12.104347	12.403123	2.47%	0	2005
	10.467221	12.104347	15.64%	0	2004
	7.328565	10.467221	42.83%	0	2003
	9.439607	7.328565	-22.36%	0	2002
	9.455597	9.439607	-0.17%	0	2001

Gartmore Value Opportunities Fund: Class A	13.452548	14.253956	5.96%	0	2005
	12.079810	13.452548	11.36%	0	2004
	8.998889	12.079810	34.24%	0	2003
	10.700958	8.998889	-15.91%	0	2002
	10.700555	10.700958	0.00%	0	2001

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.316266	10.388683	0.70%	0	2005
	9.683116	10.316266	6.54%	0	2004
	8.327131	9.683116	16.28%	0	2003
	9.670585	8.327131	-13.89%	0	2002
	10.000000	9.670585	-3.29%	0	2001*

Janus Adviser Balanced Fund: Class S	9.975562	10.547528	5.73%	0	2005
	9.369812	9.975562	6.46%	0	2004
	8.369315	9.369812	11.95%	0	2003
	9.122012	8.369315	-8.25%	0	2002
	9.762933	9.122012	-6.56%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: Class S	7.686696	9.944057	29.37%	0	2005
	6.531019	7.686696	17.70%	0	2004
	4.934523	6.531019	32.35%	0	2003
	6.756105	4.934523	-26.96%	0	2002
	8.911091	6.756105	-24.18%	0	2001

Janus Adviser Worldwide Fund: Class S	6.161916	6.418556	4.16%	0	2005
	5.991282	6.161916	2.85%	0	2004
	4.966925	5.991282	20.62%	0	2003
	6.835405	4.966925	-27.34%	0	2002
	8.820585	6.835405	-22.51%	18	2001

Janus Fund	5.446431	5.561546	2.11%	0	2005
	5.297953	5.446431	2.80%	0	2004
	4.096190	5.297953	29.34%	0	2003
	5.758578	4.096190	-28.87%	0	2002
	7.936977	5.758578	-27.45%	40	2001

Janus Twenty Fund	5.310944	5.706940	7.46%	0	2005
	4.365256	5.310944	21.66%	0	2004
	3.547423	4.365256	23.05%	0	2003
	4.754665	3.547423	-25.39%	0	2002
	6.839914	4.754665	-30.49%	50	2001

Janus Worldwide Fund	5.445418	5.660065	3.94%	0	2005
	5.254347	5.445418	3.64%	0	2004
	4.306822	5.254347	22.00%	0	2003
	5.928060	4.306822	-27.35%	0	2002
	7.828419	5.928060	-24.28%	0	2001

Lazard Small Cap Portfolio: Open Shares	15.330758	15.646873	2.06%	0	2005
	13.587493	15.330758	12.83%	0	2004
	9.985653	13.587493	36.07%	0	2003
	12.374495	9.985653	-19.30%	0	2002
	10.708596	12.374495	15.56%	0	2001

Neuberger Berman Genesis Fund: Trust Class	18.624662	21.271999	14.21%	0	2005
	15.981017	18.624662	16.54%	0	2004
	12.360915	15.981017	29.29%	0	2003
	12.976097	12.360915	-4.74%	0	2002
	11.790857	12.976097	10.05%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	9.867021	10.490137	6.32%	0	2005
	8.666757	9.867021	13.85%	0	2004
	6.536957	8.666757	32.58%	0	2003
	8.984516	6.536957	-27.24%	0	2002
	9.330000	8.984516	-3.70%	0	2001

Neuberger Berman Partners Fund: Trust Class	11.019775	12.749257	15.69%	0	2005
	9.428309	11.019775	16.88%	0	2004
	7.077127	9.428309	33.22%	0	2003
	9.597515	7.077127	-26.26%	0	2002
	10.102504	9.597515	-5.00%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.248680	11.869863	5.52%	0	2005
	10.000000	11.248680	12.49%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.494165	7.705252	2.82%	177	2005
	7.168649	7.494165	4.54%	124	2004
	5.638922	7.168649	27.13%	76	2003
	7.787235	5.638922	-27.59%	11	2002
	9.084201	7.787235	-14.28%	0	2001

Oppenheimer Champion Income Fund: Class A	11.989591	12.087121	0.81%	0	2005
	11.179767	11.989591	7.24%	0	2004
	10.000000	11.179767	11.80%	0	2003*

Oppenheimer Global Fund: Class A	10.228404	11.434310	11.79%	0	2005
	8.777027	10.228404	16.54%	0	2004
	6.246851	8.777027	40.50%	0	2003
	8.202971	6.246851	-23.85%	0	2002
	9.471891	8.202971	-13.40%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.339081	13.643973	2.29%	0	2005
	12.391909	13.339081	7.64%	0	2004
	10.551646	12.391909	17.44%	0	2003
	10.056616	10.551646	4.92%	0	2002
	9.889153	10.056616	1.69%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.503272	12.883737	12.00%	0	2005
	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.717522	12.788506	0.56%	473	2005
	12.376203	12.717522	2.76%	473	2004
	11.995613	12.376203	3.17%	473	2003
	11.141195	11.995613	7.67%	473	2002
	10.412605	11.141195	7.00%	0	2001

Putnam International Equity Fund: Class A	14.397042	15.916638	10.55%	0	2005
	12.613173	14.397042	14.14%	0	2004
	10.000000	12.613173	26.13%	0	2003*

Putnam Voyager Fund: Class A	12.043749	12.477771	3.60%	0	2005
	11.703311	12.043749	2.91%	0	2004
	10.000000	11.703311	17.03%	0	2003*

Templeton Foreign Fund: Class A	12.565366	13.651977	8.65%	0	2005
	10.830795	12.565366	16.02%	0	2004
	8.450472	10.830795	28.17%	0	2003
	9.419709	8.450472	-10.29%	0	2002
	10.418903	9.419709	-9.59%	0	2001

Van Kampen Growth and Income Fund: Class A	13.821648	14.913893	7.90%	0	2005
	12.352892	13.821648	11.89%	0	2004
	10.000000	12.352892	23.53%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.532826	16.785267	15.50%	0	2005
	12.227951	14.532826	18.85%	0	2004
	10.000000	12.227951	22.28%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.039663	19.511814	14.51%	0	2005
	12.695674	17.039663	34.22%	0	2004
	10.000000	12.695674	26.96%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.532052	14.933307	10.36%	0	2005
	12.166692	13.532052	11.22%	0	2004
	10.000000	12.166692	21.67%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.755865	11.831238	10.00%	0	2005
	9.961028	10.755865	7.98%	0	2004
	7.313265	9.961028	36.20%	0	2003
	9.224320	7.313265	-20.72%	0	2002
	9.557179	9.224320	-3.48%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.958384	11.729535	7.04%	0	2005
	9.913523	10.958384	10.54%	0	2004
	10.000000	9.913523	-0.86%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.854376	6.609279	-3.58%	0	2005
	6.410756	6.854376	6.92%	0	2004
	5.245895	6.410756	22.21%	0	2003
	6.834221	5.245895	-23.24%	0	2002
	8.707452	6.834221	-21.51%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.055557	10.56%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.239241	2.39%	0	2005*

AIM Dynamics Fund: Investor Class	5.525585	5.985788	8.33%	0	2005
	5.029221	5.525585	9.87%	0	2004
	3.705578	5.029221	35.72%	0	2003
	5.642169	3.705578	-34.32%	0	2002
	8.567054	5.642169	-34.14%	0	2001

AIM Small Company Growth Fund: Investor Class	6.672531	6.909000	3.54%	0	2005
	6.014059	6.672531	10.95%	0	2004
	4.589920	6.014059	31.03%	0	2003
	6.815688	4.589920	-32.66%	0	2002
	8.781781	6.815688	-22.39%	0	2001

American Century Growth: Investor Class	6.066567	6.242898	2.91%	0	2005
	5.623734	6.066567	7.87%	0	2004
	4.605394	5.623734	22.11%	0	2003
	6.351961	4.605394	-27.50%	0	2002
	7.958157	6.351961	-20.18%	0	2001

American Century Income & Growth: Advisor Class	8.829477	9.059151	2.60%	5	2005
	7.981194	8.829477	10.63%	0	2004
	6.287364	7.981194	26.94%	0	2003
	7.967797	6.287364	-21.09%	0	2002
	8.886064	7.967797	-10.33%	0	2001

American Century International Growth: Advisor Class	6.792024	7.537375	10.97%	0	2005
	6.015313	6.792024	12.91%	0	2004
	4.898561	6.015313	22.80%	0	2003
	6.198246	4.898561	-20.97%	0	2002
	8.651563	6.198246	-28.36%	0	2001

American Century Short Term Government: Investor Class	11.192829	11.169107	-0.21%	0	2005
	11.329128	11.192829	-1.20%	118	2004
	11.415376	11.329128	-0.76%	0	2003
	11.051759	11.415376	3.29%	0	2002
	10.509588	11.051759	5.16%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Ultra: Investor Class	6.754877	6.770684	0.23%	173	2005
	6.217276	6.754877	8.65%	167	2004
	5.034183	6.217276	23.50%	163	2003
	6.674032	5.034183	-24.57%	0	2002
	7.964626	6.674032	-16.20%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.661246	8.853406	2.22%	0	2005
	8.358846	8.661246	3.62%	159	2004
	7.074041	8.358846	18.16%	0	2003
	8.698877	7.074041	-18.68%	0	2002
	9.931413	8.698877	-12.41%	0	2001

Dreyfus Emerging Leaders Fund	10.886805	11.666280	7.16%	0	2005
	9.710145	10.886805	12.12%	0	2004
	7.092611	9.710145	36.91%	0	2003
	9.051437	7.092611	-21.64%	0	2002
	10.237795	9.051437	-11.59%	0	2001

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.126160	9.813026	-3.09%	0	2005
	10.000000	10.126160	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.734205	5.823530	1.56%	200	2005
	5.515376	5.734205	3.97%	191	2004
	4.464177	5.515376	23.55%	185	2003
	6.440138	4.464177	-30.68%	0	2002
	8.602792	6.440138	-25.14%	0	2001

Federated Bond Fund: Class F Shares	13.327046	13.327478	0.00%	0	2005
	12.715930	13.327046	4.81%	0	2004
	11.478212	12.715930	10.78%	0	2003
	10.936781	11.478212	4.95%	0	2002
	10.383638	10.936781	5.33%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Equity Income Fund, Inc.: Class F Shares	8.050436	8.140148	1.11%	0	2005
	7.260276	8.050436	10.88%	0	2004
	5.968237	7.260276	21.65%	0	2003
	7.546690	5.968237	-20.92%	0	2002
	8.669819	7.546690	-12.95%	0	2001

Federated High Yield Trust	11.490641	11.552604	0.54%	2	2005
	10.487488	11.490641	9.57%	60	2004
	8.700031	10.487488	20.55%	0	2003
	8.858631	8.700031	-1.79%	0	2002
	9.199973	8.858631	-3.71%	0	2001

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.286814	12.308064	0.17%	0	2005
	12.127741	12.286814	1.31%	108	2004
	11.652610	12.127741	4.08%	0	2003
	10.900925	11.652610	6.90%	0	2002
	10.343825	10.900925	5.39%	0	2001

Fidelity Advisor Balanced Fund: Class A	9.774103	10.100599	3.34%	0	2005
	9.466956	9.774103	3.24%	0	2004
	8.182816	9.466956	15.69%	0	2003
	9.141383	8.182816	-10.49%	0	2002
	9.478020	9.141383	-3.55%	0	2001

Fidelity Advisor Equity Growth Fund: Class A	6.293473	6.509828	3.44%	0	2005
	6.234653	6.293473	0.94%	0	2004
	4.809558	6.234653	29.63%	0	2003
	7.053852	4.809558	-31.82%	0	2002
	8.759242	7.053852	-19.47%	0	2001

Fidelity Advisor Equity Income Fund: Class A	12.270932	12.818488	4.46%	187	2005
	11.150638	12.270932	10.05%	186	2004
	8.823655	11.150638	26.37%	194	2003
	10.639727	8.823655	-17.07%	0	2002
	11.086366	10.639727	-4.03%	0	2001

Fidelity Advisor Growth Opportunities Fund: Class A	7.145076	7.598156	6.34%	0	2005
	6.798168	7.145076	5.10%	0	2004
	5.352854	6.798168	27.00%	0	2003
	7.022633	5.352854	-23.78%	0	2002
	8.420422	7.022633	-16.60%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.067025	13.417690	2.68%	0	2005
	11.591323	13.067025	12.73%	0	2004
	8.222180	11.591323	40.98%	0	2003
	8.728772	8.222180	-5.80%	0	2002
	9.000735	8.728772	-3.02%	0	2001

Fidelity Advisor Overseas Fund: Class A	8.841603	9.920703	12.20%	0	2005
	7.971751	8.841603	10.91%	0	2004
	5.627862	7.971751	41.65%	0	2003
	7.179541	5.627862	-21.61%	0	2002
	9.159677	7.179541	-21.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.800091	19.377065	8.86%	62	2005
	14.473007	17.800091	22.99%	70	2004
	11.379652	14.473007	27.18%	76	2003
	12.329529	11.379652	-7.70%	0	2002
	10.673867	12.329529	15.51%	0	2001

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.722776	14.814219	7.95%	0	2005
	12.318755	13.722776	11.40%	0	2004
	9.946619	12.318755	23.85%	0	2003
	11.412147	9.946619	-12.84%	0	2002
	10.976690	11.412147	3.97%	0	2001

Franklin Small-Mid Cap Growth Fund: Class A	6.860942	7.444581	8.51%	0	2005
	6.183978	6.860942	10.95%	0	2004
	4.576197	6.183978	35.13%	0	2003
	6.621186	4.576197	-30.89%	0	2002
	8.489824	6.621186	-22.01%	0	2001

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.482386	12.412578	8.10%	0	2005
	10.000000	11.482386	14.82%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Bond Fund: Class D	13.097204	13.257360	1.22%	0	2005
	12.729455	13.097204	2.89%	0	2004
	12.190555	12.729455	4.42%	0	2003
	11.366866	12.190555	7.25%	0	2002
	10.544251	11.366866	7.80%	0	2001

Gartmore Bond Index Fund: Class A	12.209724	12.208181	-0.01%	0	2005
	11.992277	12.209724	1.81%	0	2004
	11.842231	11.992277	1.27%	0	2003
	11.023285	11.842231	7.43%	0	2002
	10.482538	11.023285	5.16%	0	2001

Gartmore Government Bond Fund: Class D	12.801314	12.913972	0.88%	0	2005
	12.610511	12.801314	1.51%	0	2004
	12.608980	12.610511	0.01%	0	2003
	11.575597	12.608980	8.93%	0	2002
	10.920963	11.575597	5.99%	0	2001

Gartmore Growth Fund: Class A	10.761015	11.208118	4.15%	0	2005
	10.171093	10.761015	5.80%	0	2004
	10.000000	10.171093	1.71%	0	2003*

Gartmore Growth Fund: Class D	5.032567	5.263436	4.59%	0	2005
	4.742674	5.032567	6.11%	0	2004
	3.632391	4.742674	30.57%	0	2003
	5.190932	3.632391	-30.02%	0	2002
	7.324747	5.190932	-29.13%	0	2001

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.762745	10.901966	1.29%	0	2005
	10.466303	10.762745	2.83%	0	2004
	9.905799	10.466303	5.66%	0	2003
	10.040366	9.905799	-1.34%	0	2002
	10.017074	10.040366	0.23%	0	2001

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.564330	10.826116	2.48%	0	2005
	10.053498	10.564330	5.08%	0	2004
	9.022135	10.053498	11.43%	0	2003
	9.599184	9.022135	-6.01%	0	2002
	9.896256	9.599184	-3.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.175575	10.527445	3.46%	0	2005
	9.475085	10.175575	7.39%	0	2004
	8.064228	9.475085	17.50%	0	2003
	9.084065	8.064228	-11.23%	0	2002
	9.717752	9.084065	-6.52%	0	2001

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.826325	10.323748	5.06%	0	2005
	8.931138	9.826325	10.02%	73	2004
	7.203877	8.931138	23.98%	0	2003
	8.578028	7.203877	-16.02%	0	2002
	9.582437	8.578028	-10.48%	0	2001

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.507428	10.064240	5.86%	0	2005
	8.496690	9.507428	11.90%	0	2004
	6.573366	8.496690	29.26%	0	2003
	8.207646	6.573366	-19.91%	0	2002
	9.444464	8.207646	-13.10%	0	2001

Gartmore International Index Fund: Class A	9.294067	10.355598	11.42%	0	2005
	7.948151	9.294067	16.93%	0	2004
	5.909341	7.948151	34.50%	0	2003
	7.315852	5.909341	-19.23%	0	2002
	9.621264	7.315852	-23.96%	0	2001

Gartmore Large Cap Value Fund: Class A	12.615335	13.283670	5.30%	0	2005
	11.091159	12.615335	13.74%	0	2004
	8.826078	11.091159	25.66%	0	2003
	10.430625	8.826078	-15.38%	0	2002
	11.161909	10.430625	-6.55%	0	2001

Gartmore Mid Cap Market Index Fund: Class A	11.710727	12.853800	9.76%	0	2005
	10.322982	11.710727	13.44%	189	2004
	7.826354	10.322982	31.90%	0	2003
	9.411614	7.826354	-16.84%	0	2002
	9.764004	9.411614	-3.61%	0	2001

Gartmore Money Market Fund: Service Class	10.069316	10.137283	0.67%	0	2005
	10.190191	10.069316	-1.19%	0	2004
	10.330279	10.190191	-1.36%	381	2003
	10.420300	10.330279	-0.86%	0	2002
	10.269761	10.420300	1.47%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Nationwide® Fund: Class D	8.972682	9.455548	5.38%	0	2005
	8.327965	8.972682	7.74%	0	2004
	6.675689	8.327965	24.75%	0	2003
	8.207439	6.675689	-18.66%	0	2002
	9.497653	8.207439	-13.58%	0	2001

Gartmore S&P 500® Index Fund: Service Class	7.905565	8.088999	2.32%	434	2005
	7.302729	7.905565	8.25%	431	2004
	5.822348	7.302729	25.43%	428	2003
	7.671592	5.822348	-24.11%	0	2002
	8.916568	7.671592	-13.96%	0	2001

Gartmore Small Cap Fund: Class A	13.892329	16.705847	20.25%	0	2005
	11.254192	13.892329	23.44%	0	2004
	7.746700	11.254192	45.28%	0	2003
	9.690147	7.746700	-20.06%	0	2002
	10.063806	9.690147	-3.71%	0	2001

Gartmore Small Cap Index Fund: Class A	12.078160	12.370007	2.42%	0	2005
	10.449889	12.078160	15.58%	0	2004
	7.320150	10.449889	42.76%	0	2003
	9.433596	7.320150	-22.40%	0	2002
	9.454434	9.433596	-0.22%	0	2001

Gartmore Value Opportunities Fund: Class A	13.423460	14.215918	5.90%	0	2005
	12.059834	13.423460	11.31%	0	2004
	8.988581	12.059834	34.17%	0	2003
	10.694161	8.988581	-15.95%	0	2002
	10.699250	10.694161	-0.05%	0	2001

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.298346	10.365369	0.65%	0	2005
	9.671219	10.298346	6.48%	0	2004
	8.321124	9.671219	16.22%	0	2003
	9.668531	8.321124	-13.94%	0	2002
	10.000000	9.668531	-3.31%	0	2001*

Janus Adviser Balanced Fund: Class S	9.953995	10.519380	5.68%	0	2005
	9.354322	9.953995	6.41%	0	2004
	8.359736	9.354322	11.90%	0	2003
	9.116219	8.359736	-8.30%	0	2002
	9.761734	9.116219	-6.61%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Adviser International Growth Fund: Class S	7.670064	9.917502	29.30%	0	2005
	6.520211	7.670064	17.64%	0	2004
	4.928860	6.520211	32.29%	0	2003
	6.751800	4.928860	-27.00%	0	2002
	8.909992	6.751800	-24.22%	0	2001

Janus Adviser Worldwide Fund: Class S	6.148590	6.401422	4.11%	0	2005
	5.981376	6.148590	2.80%	0	2004
	4.961237	5.981376	20.56%	0	2003
	6.831051	4.961237	-27.37%	0	2002
	8.819501	6.831051	-22.55%	0	2001

Janus Fund	5.433476	5.545503	2.06%	0	2005
	5.288050	5.433476	2.75%	0	2004
	4.090609	5.288050	29.27%	0	2003
	5.753673	4.090609	-28.90%	0	2002
	7.934298	5.753673	-27.48%	0	2001

Janus Twenty Fund	5.298326	5.690486	7.40%	0	2005
	4.357093	5.298326	21.60%	0	2004
	3.542596	4.357093	22.99%	0	2003
	4.750614	3.542596	-25.43%	0	2002
	6.837601	4.750614	-30.52%	0	2001

Janus Worldwide Fund	5.432504	5.643773	3.89%	0	2005
	5.244557	5.432504	3.58%	0	2004
	4.300968	5.244557	21.94%	0	2003
	5.923017	4.300968	-27.39%	0	2002
	7.825782	5.923017	-24.31%	0	2001

Lazard Small Cap Portfolio: Open Shares	15.294383	15.601827	2.01%	0	2005
	13.562145	15.294383	12.77%	0	2004
	9.972097	13.562145	36.00%	0	2003
	12.364001	9.972097	-19.35%	0	2002
	10.704999	12.364001	15.50%	0	2001

Neuberger Berman Genesis Fund: Trust Class	18.580487	21.210781	14.16%	0	2005
	15.951232	18.580487	16.48%	78	2004
	12.344151	15.951232	29.22%	0	2003
	12.965098	12.344151	-4.79%	0	2002
	11.786896	12.965098	10.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Guardian Fund: Trust Class	9.843591	10.459906	6.26%	0	2005
	8.650582	9.843591	13.79%	0	2004
	6.528071	8.650582	32.51%	0	2003
	8.976890	6.528071	-27.28%	0	2002
	9.326865	8.976890	-3.75%	0	2001

Neuberger Berman Partners Fund: Trust Class	10.993588	12.712509	15.64%	0	2005
	9.410688	10.993588	16.82%	0	2004
	7.067498	9.410688	33.15%	0	2003
	9.589358	7.067498	-26.30%	0	2002
	10.099101	9.589358	-5.05%	0	2001

Neuberger Berman Socially Responsive Fund: Trust Class	11.244890	11.859845	5.47%	0	2005
	10.000000	11.244890	12.45%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.477950	7.684678	2.76%	0	2005
	7.156775	7.477950	4.49%	0	2004
	5.632456	7.156775	27.06%	0	2003
	7.782281	5.632456	-27.62%	0	2002
	9.083090	7.782281	-14.32%	0	2001

Oppenheimer Champion Income Fund: Class A	11.979389	12.070702	0.76%	0	2005
	11.175943	11.979389	7.19%	0	2004
	10.000000	11.175943	11.76%	0	2003*

Oppenheimer Global Fund: Class A	10.204116	11.401375	11.73%	0	2005
	8.760645	10.204116	16.48%	0	2004
	6.238359	8.760645	40.43%	0	2003
	8.196001	6.238359	-23.89%	0	2002
	9.468698	8.196001	-13.44%	0	2001

Oppenheimer Strategic Income Fund: Class A	13.310273	13.607593	2.23%	0	2005
	12.371445	13.310273	7.59%	0	2004
	10.539588	12.371445	17.38%	0	2003
	10.050240	10.539588	4.87%	0	2002
	9.887947	10.050240	1.64%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.499389	12.872847	11.94%	0	2005
	10.000000	11.499389	14.99%	202	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Total Return Fund: Class A	12.690004	12.754354	0.51%	0	2005
	12.355714	12.690004	2.71%	0	2004
	11.981854	12.355714	3.12%	0	2003
	11.134083	11.981854	7.61%	0	2002
	10.411287	11.134083	6.94%	0	2001

Putnam International Equity Fund: Class A	14.384828	15.895061	10.50%	0	2005
	12.608888	14.384828	14.08%	0	2004
	10.000000	12.608888	26.09%	0	2003*

Putnam Voyager Fund: Class A	12.033537	12.460860	3.55%	0	2005
	11.699338	12.033537	2.86%	0	2004
	10.000000	11.699338	16.99%	0	2003*

Templeton Foreign Fund: Class A	12.535564	13.612680	8.59%	0	2005
	10.810603	12.535564	15.96%	0	2004
	8.439003	10.810603	28.10%	0	2003
	9.411721	8.439003	-10.34%	0	2002
	10.415397	9.411721	-9.64%	0	2001

Van Kampen Growth and Income Fund: Class A	13.809912	14.893670	7.85%	0	2005
	12.348691	13.809912	11.83%	210	2004
	10.000000	12.348691	23.49%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.520485	16.762502	15.44%	0	2005
	12.223793	14.520485	18.79%	0	2004
	10.000000	12.223793	22.24%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.025178	19.485335	14.45%	0	2005
	12.691351	17.025178	34.15%	0	2004
	10.000000	12.691351	26.91%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.520570	14.913073	10.30%	0	2005
	12.162560	13.520570	11.17%	0	2004
	10.000000	12.162560	21.63%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.730317	11.797146	9.94%	0	2005
	9.942428	10.730317	7.92%	0	2004
	7.303326	9.942428	36.14%	0	2003
	9.216486	7.303326	-20.76%	0	2002
	9.553956	9.216486	-3.53%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.951917	11.716658	6.98%	0	2005
	9.912718	10.951917	10.48%	0	2004
	10.000000	9.912718	-0.87%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.839582	6.591661	-3.62%	339	2005
	6.400174	6.839582	6.87%	331	2004
	5.239891	6.400174	22.14%	316	2003
	6.829877	5.239891	-23.28%	0	2002
	8.706379	6.829877	-21.55%	0	2001

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.051451	10.51%	0	2005*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.236838	2.37%	0	2005*

AIM Dynamics Fund: Investor Class	5.512444	5.968513	8.27%	0	2005
	5.019820	5.512444	9.81%	0	2004
	3.700534	5.019820	35.65%	0	2003

AIM Small Company Growth Fund: Investor Class	6.656685	6.889098	3.49%	0	2005
	6.002824	6.656685	10.89%	0	2004
	4.583674	6.002824	30.96%	0	2003

American Century Growth: Investor Class	6.052128	6.224874	2.85%	0	2005
	5.613215	6.052128	7.82%	0	2004
	4.599121	5.613215	22.05%	0	2003

American Century Income & Growth: Advisor Class	8.808485	9.033025	2.55%	364	2005
	7.966267	8.808485	10.57%	98	2004
	6.278804	7.966267	26.88%	101	2003

American Century International Growth: Advisor Class	6.775878	7.515655	10.92%	0	2005
	6.004065	6.775878	12.85%	0	2004
	4.891888	6.004065	22.74%	160	2003

American Century Short Term Government: Investor Class	11.166263	11.136934	-0.26%	54	2005
	11.307996	11.166263	-1.25%	41	2004
	11.399901	11.307996	-0.81%	31	2003

American Century Ultra: Investor Class	6.738839	6.751181	0.18%	0	2005
	6.205664	6.738839	8.59%	0	2004
	5.027338	6.205664	23.44%	3	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.216941	12.432094	10.83%	149	2005
	10.000000	11.216941	12.17%	35	2004*

Dreyfus Appreciation Fund, Inc.	8.640649	8.827868	2.17%	75	2005
	8.343217	8.640649	3.56%	429	2004
	7.064419	8.343217	18.10%	426	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	10.860958	11.632675	7.11%	0	2005
	9.692029	10.860958	12.06%	0	2004
	7.082980	9.692029	36.84%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.125767	9.802684	-3.19%	0	2005
	10.000000	10.125767	1.26%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.720570	5.806725	1.51%	0	2005
	5.505073	5.720570	3.91%	0	2004
	4.458100	5.505073	23.48%	0	2003

Federated Bond Fund: Class F Shares	13.295396	13.289068	-0.05%	44	2005
	12.692199	13.295396	4.75%	44	2004
	11.462628	12.692199	10.73%	81	2003

Federated Equity Income Fund, Inc.: Class F Shares	8.033037	8.118438	1.06%	0	2005
	7.248274	8.033037	10.83%	0	2004
	5.961401	7.248274	21.59%	0	2003

Federated High Yield Trust	11.463304	11.519263	0.49%	101	2005
	10.467870	11.463304	9.51%	0	2004
	8.688182	10.467870	20.48%	1	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.260217	12.275181	0.12%	22	2005
	12.107657	12.260217	1.26%	0	2004
	11.639242	12.107657	4.02%	0	2003

Fidelity Advisor Balanced Fund: Class A	9.750876	10.071489	3.29%	0	2005
	9.449272	9.750876	3.19%	0	2004
	8.171696	9.449272	15.63%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	6.279856	6.492436	3.39%	0	2005
	6.224341	6.279856	0.89%	0	2004
	4.804047	6.224341	29.56%	0	2003

Fidelity Advisor Equity Income Fund: Class A	12.241823	12.781590	4.41%	258	2005
	11.129853	12.241823	9.99%	68	2004
	8.811685	11.129853	26.31%	71	2003

Fidelity Advisor Growth Opportunities Fund: Class A	7.128094	7.576244	6.29%	162	2005
	6.785477	7.128094	5.05%	148	2004
	5.345586	6.785477	26.94%	91	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.035972	13.379005	2.63%	20	2005
	11.569661	13.035972	12.67%	20	2004
	8.210991	11.569661	40.90%	15	2003

Fidelity Advisor Overseas Fund: Class A	8.822477	9.894211	12.15%	138	2005
	7.958556	8.822477	10.86%	138	2004
	5.621415	7.958556	41.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.761654	19.325398	8.80%	0	2005
	14.449111	17.761654	22.93%	0	2004
	11.366643	14.449111	27.12%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.690185	14.771525	7.90%	256	2005
	12.295762	13.690185	11.34%	272	2004
	9.933114	12.295762	23.79%	150	2003

Franklin Small-Mid Cap Growth Fund: Class A	6.844624	7.423105	8.45%	27	2005
	6.172401	6.844624	10.89%	63	2004
	4.569957	6.172401	35.06%	79	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.478526	12.402111	8.05%	0	2005
	10.000000	11.478526	14.79%	0	2004*

Gartmore Bond Fund: Class D	13.066039	13.219097	1.17%	52	2005
	12.705638	13.066039	2.84%	64	2004
	12.173950	12.705638	4.37%	45	2003

Gartmore Bond Index Fund: Class A	12.183286	12.175556	-0.06%	0	2005
	11.972408	12.183286	1.76%	0	2004
	11.828636	11.972408	1.22%	0	2003

Gartmore Government Bond Fund: Class D	12.770907	12.876756	0.83%	154	2005
	12.586978	12.770907	1.46%	128	2004
	12.591867	12.586978	-0.04%	126	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class A	10.755352	11.196533	4.10%	0	2005
	10.170923	10.755352	5.75%	0	2004
	10.000000	10.170923	1.71%	0	2003*

Gartmore Growth Fund: Class D	5.020606	5.248255	4.53%	0	2005
	4.733803	5.020606	6.06%	0	2004
	3.627445	4.733803	30.50%	0	2003

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.739466	10.872860	1.24%	0	2005
	10.448994	10.739466	2.78%	0	2004
	9.894456	10.448994	5.60%	0	2003

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.541484	10.797218	2.43%	0	2005
	10.036871	10.541484	5.03%	0	2004
	9.011805	10.036871	11.37%	0	2003

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.153583	10.499357	3.41%	44	2005
	9.459433	10.153583	7.34%	0	2004
	8.055002	9.459433	17.44%	0	2003

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.805089	10.296201	5.01%	45	2005
	8.916378	9.805089	9.97%	0	2004
	7.195625	8.916378	23.19%	0	2003

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.486866	10.037371	5.80%	0	2005
	8.482637	9.486866	11.84%	0	2004
	6.565835	8.482637	29.19%	0	2003

Gartmore International Index Fund: Class A	9.273966	10.327962	11.37%	13	2005
	7.935001	9.273966	16.87%	28	2004
	5.902573	7.935001	34.43%	52	2003

Gartmore Large Cap Value Fund: Class A	12.585369	13.245383	5.24%	0	2005
	11.070446	12.585369	13.68%	0	2004
	8.814083	11.070446	25.60%	2	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Mid Cap Market Index Fund: Class A	11.685393	12.819487	9.71%	11	2005
	10.305897	11.685393	13.39%	8	2004
	7.817383	10.305897	31.83%	6	2003

Gartmore Money Market Fund: Service Class	10.045360	10.108024	0.62%	370	2005
	10.171130	10.045360	-1.24%	207	2004
	10.316209	10.171130	-1.41%	74	2003

Gartmore Nationwide® Fund: Class D	8.951381	9.428309	5.33%	0	2005
	8.312430	8.951381	7.69%	0	2004
	6.666620	8.312430	24.69%	0	2003

Gartmore S&P 500® Index Fund: Service Class	7.886761	8.065661	2.27%	0	2005
	7.289064	7.886761	8.20%	0	2004
	5.814411	7.289064	25.36%	0	2003

Gartmore Small Cap Fund: Class A	13.859332	16.657701	20.19%	0	2005
	11.233183	13.859332	23.38%	0	2004
	7.736170	11.233183	45.20%	0	2003

Gartmore Small Cap Index Fund: Class A	12.052058	12.336992	2.36%	0	2005
	10.432624	12.052058	15.52%	0	2004
	7.311781	10.432624	42.68%	0	2003

Gartmore Value Opportunities Fund: Class A	13.394447	14.177989	5.85%	0	2005
	12.039906	13.394447	11.25%	0	2004
	8.978300	12.039906	34.10%	0	2003

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.280412	10.342059	0.60%	0	2005
	9.659298	10.280412	6.43%	0	2004
	8.315103	9.659298	16.17%	0	2003

Janus Adviser Balanced Fund: Class S	9.932477	10.491306	5.63%	0	2005
	9.338865	9.932477	6.36%	6	2004
	8.350173	9.338865	11.84%	3	2003

Janus Adviser International Growth Fund: Class S	7.653473	9.891038	29.24%	52	2005
	6.509419	7.653473	17.58%	52	2004
	4.923207	6.509419	32.22%	0	2003

Janus Adviser Worldwide Fund: Class S	6.135308	6.384357	4.06%	90	2005
	5.971494	6.135308	2.74%	292	2004
	4.955552	5.971494	20.50%	509	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.420561	5.529511	2.01%	132	2005
	5.278166	5.420561	2.70%	180	2004
	4.085043	5.278166	29.21%	184	2003

Janus Twenty Fund	5.285716	5.674051	7.35%	764	2005
	4.348937	5.285716	21.54%	819	2004
	3.537769	4.348937	22.93%	605	2003

Janus Worldwide Fund	5.419591	5.627489	3.84%	0	2005
	5.234748	5.419591	3.53%	0	2004
	4.295116	5.234748	21.88%	0	2003

Lazard Small Cap Portfolio: Open Shares	15.258029	15.556833	1.96%	243	2005
	13.536806	15.258029	12.72%	236	2004
	9.958531	13.536806	35.93%	164	2003

Neuberger Berman Genesis Fund: Trust Class	18.536339	21.149640	14.10%	21	2005
	15.921432	18.536339	16.42%	32	2004
	12.327366	15.921432	29.16%	38	2003

Neuberger Berman Guardian Fund: Trust Class	9.820204	10.429773	6.21%	0	2005
	8.634421	9.820204	13.73%	0	2004
	6.519194	8.634421	32.45%	0	2003

Neuberger Berman Partners Fund: Trust Class	10.967464	12.675853	15.58%	39	2005
	9.393112	10.967464	16.76%	66	2004
	7.057890	9.393112	33.09%	76	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.241112	11.849836	5.42%	0	2005
	10.000000	11.241112	12.41%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.461790	7.664179	2.71%	0	2005
	7.144953	7.461790	4.43%	0	2004
	5.626009	7.144953	27.00%	0	2003

Oppenheimer Champion Income Fund: Class A	11.969194	12.054303	0.71%	0	2005
	11.172123	11.969194	7.13%	0	2004
	10.000000	11.172123	11.72%	0	2003*

Oppenheimer Global Fund: Class A	10.179863	11.368491	11.68%	263	2005
	8.744270	10.179863	16.42%	345	2004
	6.229871	8.744270	40.36%	330	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	13.281507	13.571284	2.18%	0	2005
	12.350997	13.281507	7.53%	0	2004
	10.527530	12.350997	17.32%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.495518	12.861990	11.89%	146	2005
	10.000000	11.495518	14.96%	95	2004*

PIMCO Total Return Fund: Class A	12.662522	12.720269	0.46%	0	2005
	12.335238	12.662522	2.65%	9	2004
	11.968095	12.335238	3.07%	4	2003

Putnam International Equity Fund: Class A	14.372614	15.873505	10.44%	0	2005
	12.604590	14.372614	14.03%	0	2004
	10.000000	12.604590	26.05%	0	2003*

Putnam Voyager Fund: Class A	12.023326	12.443969	3.50%	0	2005
	11.695364	12.023326	2.80%	0	2004
	10.000000	11.695364	16.95%	0	2003*

Templeton Foreign Fund: Class A	12.505765	13.573427	8.54%	0	2005
	10.790393	12.505765	15.90%	0	2004
	8.427520	10.790393	28.04%	0	2003

Van Kampen Growth and Income Fund: Class A	13.798196	14.873475	7.79%	16	2005
	12.344497	13.798196	11.78%	0	2004
	10.000000	12.344497	23.44%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.508172	16.739794	15.38%	0	2005
	12.219646	14.508172	18.73%	0	2004
	10.000000	12.219646	22.20%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	17.010723	19.458897	14.39%	62	2005
	12.687030	17.010723	34.08%	62	2004
	10.000000	12.687030	26.87%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.509101	14.892852	10.24%	0	2005
	12.158431	13.509101	11.11%	0	2004
	10.000000	12.158431	21.58%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.704853	11.763181	9.89%	191	2005
	9.923891	10.704853	7.87%	223	2004
	7.293418	9.923891	36.07%	197	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.945452	11.703804	6.93%	0	2005
	9.911916	10.945452	10.43%	0	2004
	10.000000	9.911916	-0.88%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.824765	6.574039	-3.67%	0	2005
	6.389568	6.824765	6.81%	0	2004
	5.233880	6.389568	22.08%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.047362	10.47%	0	2005*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.229629	2.30%	20	2005*

AIM Dynamics Fund: Investor Class	5.473132	5.916912	8.11%	0	2005
	4.991661	5.473132	9.65%	0	2004
	3.685412	4.991661	35.44%	0	2003
	5.622942	3.685412	-34.46%	0	2002

AIM Small Company Growth Fund: Investor Class	6.609247	6.829566	3.33%	0	2005
	5.969180	6.609247	10.72%	0	2004
	4.564961	5.969180	30.76%	0	2003
	6.792502	4.564961	-32.79%	0	2002

American Century Growth: Investor Class	6.009034	6.171120	2.70%	0	2005
	5.581779	6.009034	7.65%	0	2004
	4.580359	5.581779	21.86%	0	2003
	6.330356	4.580359	-27.64%	0	2002

American Century Income & Growth: Advisor Class	8.745793	8.955057	2.39%	0	2005
	7.921678	8.745793	10.40%	0	2004
	6.253207	7.921678	26.68%	0	2003
	7.940734	6.253207	-21.25%	0	2002

American Century International Growth: Advisor Class	6.727647	7.450778	10.75%	0	2005
	5.970457	6.727647	12.68%	0	2004
	4.871953	5.970457	22.55%	0	2003
	6.177181	4.871953	-21.13%	0	2002

American Century Short Term Government: Investor Class	11.086806	11.040820	-0.41%	0	2005
	11.244725	11.086806	-1.40%	0	2004
	11.353472	11.244725	-0.96%	0	2003
	11.014258	11.353472	3.08%	0	2002

American Century Ultra: Investor Class	6.690873	6.692911	0.03%	0	2005
	6.170936	6.690873	8.43%	0	2004
	5.006845	6.170936	23.25%	0	2003
	6.651355	5.006845	-24.72%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.579155	8.751684	2.01%	0	2005
	8.296528	8.579155	3.41%	0	2004
	7.035627	8.296528	17.92%	0	2003
	8.669334	7.035627	-18.84%	0	2002

Dreyfus Emerging Leaders Fund	10.783614	11.532236	6.94%	0	2005
	9.637744	10.783614	11.89%	0	2004
	7.054087	9.637744	36.63%	0	2003
	9.020680	7.054087	-21.80%	0	2002

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.125174	9.787167	-3.34%	0	2005
	10.000000	10.125174	1.25%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	5.679833	5.756590	1.35%	0	2005
	5.474225	5.679833	3.76%	0	2004
	4.439908	5.474225	23.30%	0	2003
	6.418245	4.439908	-30.82%	0	2002

Federated Bond Fund: Class F Shares	13.200794	13.174385	-0.20%	45	2005
	12.621185	13.200794	4.59%	45	2004
	11.415943	12.621185	10.56%	45	2003
	10.899662	11.415943	4.74%	45	2002

Federated Equity Income Fund, Inc.: Class F Shares	7.980983	8.053527	0.91%	0	2005
	7.212337	7.980983	10.66%	0	2004
	5.940919	7.212337	21.40%	0	2003
	7.527518	5.940919	-21.08%	0	2002

Federated High Yield Trust	11.381589	11.419710	0.33%	0	2005
	10.409167	11.381589	9.34%	0	2004
	8.652691	10.409167	20.30%	0	2003
	8.828418	8.652691	-1.99%	0	2002

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.180660	12.176931	-0.03%	0	2005
	12.047512	12.180660	1.11%	0	2004
	11.599160	12.047512	3.87%	0	2003
	10.873079	11.599160	6.68%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor Balanced Fund: Class A	9.681477	9.984563	3.13%	0	2005
	9.396381	9.681477	3.03%	0	2004
	8.138388	9.396381	15.46%	0	2003
	9.110334	8.138388	-10.67%	0	2002

Fidelity Advisor Equity Growth Fund: Class A	6.239148	6.440508	3.23%	0	2005
	6.193465	6.239148	0.74%	0	2004
	4.787520	6.193465	29.37%	0	2003
	7.035912	4.787520	-31.96%	0	2002

Fidelity Advisor Equity Income Fund: Class A	12.154704	12.671289	4.25%	0	2005
	11.067560	12.154704	9.82%	0	2004
	8.775783	11.067560	26.11%	0	2003
	10.603630	8.775783	-17.24%	0	2002

Fidelity Advisor Growth Opportunities Fund: Class A	7.077338	7.510836	6.13%	0	2005
	6.747475	7.077338	4.89%	0	2004
	5.323784	6.747475	26.74%	0	2003
	6.998780	5.323784	-23.93%	0	2002

Fidelity Advisor High Income Advantage Fund: Class T	12.943231	13.263578	2.48%	0	2005
	11.504945	12.943231	12.50%	0	2004
	8.177545	11.504945	40.69%	0	2003
	8.699121	8.177545	-6.00%	0	2002

Fidelity Advisor Overseas Fund: Class A	8.765311	9.815128	11.98%	0	2005
	7.919100	8.765311	10.69%	0	2004
	5.602097	7.919100	41.36%	0	2003
	7.161288	5.602097	-21.77%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.646654	19.171018	8.64%	0	2005
	14.377526	17.646654	22.74%	0	2004
	11.327638	14.377526	26.92%	0	2003
	12.298247	11.327638	-7.89%	0	2002

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	13.592774	14.644064	7.73%	0	2005
	12.226967	13.592774	11.17%	0	2004
	9.892645	12.226967	23.60%	0	2003
	11.373411	9.892645	-13.02%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Small-Mid Cap Growth Fund: Class A	6.795871	7.359002	8.29%	0	2005
	6.137825	6.795871	10.72%	0	2004
	4.551305	6.137825	34.86%	0	2003
	6.598659	4.551305	-31.03%	0	2002

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.466910	12.370668	7.88%	0	2005
	10.000000	11.466910	14.67%	0	2004*

Gartmore Bond Fund: Class D	12.972907	13.104861	1.02%	13	2005
	12.634393	12.972907	2.68%	13	2004
	12.124223	12.634393	4.21%	13	2003
	11.328099	12.124223	7.03%	13	2002

Gartmore Bond Index Fund: Class A	12.104238	12.078113	-0.22%	0	2005
	11.912945	12.104238	1.61%	0	2004
	11.787911	11.912945	1.06%	0	2003
	10.995126	11.787911	7.21%	0	2002

Gartmore Government Bond Fund: Class D	12.680070	12.765681	0.68%	0	2005
	12.516580	12.680070	1.31%	0	2004
	12.540621	12.516580	-0.19%	0	2003
	11.536340	12.540621	8.71%	0	2002

Gartmore Growth Fund: Class A	10.738378	11.161816	3.94%	0	2005
	10.170413	10.738378	5.58%	0	2004
	10.000000	10.170413	1.70%	0	2003*

Gartmore Growth Fund: Class D	4.984838	5.202919	4.37%	0	2005
	4.707280	4.984838	5.90%	0	2004
	3.612631	4.707280	30.30%	0	2003
	5.173264	3.612631	-30.17%	0	2002

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.669933	10.785996	1.09%	0	2005
	10.397236	10.669933	2.62%	0	2004
	9.860518	10.397236	5.44%	0	2003
	10.014878	9.860518	-1.54%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.473222	10.710942	2.27%	0	2005
	9.987153	10.473222	4.87%	0	2004
	8.980879	9.987153	11.20%	0	2003
	9.574813	8.980879	-6.20%	0	2002

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.087836	10.415462	3.25%	0	2005
	9.412559	10.087836	7.17%	0	2004
	8.027354	9.412559	17.26%	0	2003
	9.061002	8.027354	-11.41%	0	2002

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.741567	10.213908	4.85%	0	2005
	8.872171	9.741567	9.80%	0	2004
	7.170907	8.872171	23.72%	0	2003
	8.556232	7.170907	-16.19%	0	2002

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.425408	9.957155	5.64%	0	2005
	8.440584	9.425408	11.67%	0	2004
	6.543273	8.440584	29.00%	0	2003
	8.186779	6.543273	-20.08%	0	2002

Gartmore International Index Fund: Class A	9.213898	10.245434	11.20%	0	2005
	7.895665	9.213898	16.70%	0	2004
	5.882289	7.895665	34.23%	0	2003
	7.297246	5.882289	-19.39%	0	2002

Gartmore Large Cap Value Fund: Class A	12.495843	13.131121	5.08%	0	2005
	11.008520	12.495843	13.51%	0	2004
	8.778178	11.008520	25.41%	0	2003
	10.395238	8.778178	-15.56%	0	2002

Gartmore Mid Cap Market Index Fund: Class A	11.609697	12.717037	9.54%	0	2005
	10.254808	11.609697	13.21%	0	2004
	7.790530	10.254808	31.63%	0	2003
	9.387696	7.790530	-17.01%	0	2002

Gartmore Money Market Fund: Service Class	9.973752	10.020668	0.47%	0	2005
	10.114090	9.973752	-1.39%	0	2004
	10.274067	10.114090	-1.56%	0	2003
	10.384761	10.274067	-1.07%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Nationwide® Fund: Class D	8.887635	9.346895	5.17%	0	2005
	8.265871	8.887635	7.52%	0	2004
	6.639429	8.265871	24.50%	0	2003
	8.179561	6.639429	-18.83%	0	2002

Gartmore S&P 500® Index Fund: Service Class	7.830643	7.996060	2.11%	13	2005
	7.248275	7.830643	8.03%	13	2004
	5.790721	7.248275	25.17%	13	2003
	7.645526	5.790721	-24.26%	13	2002

Gartmore Small Cap Fund: Class A	13.760712	16.513978	20.01%	0	2005
	11.170323	13.760712	23.19%	0	2004
	7.704634	11.170323	44.98%	0	2003
	9.657238	7.704634	-20.22%	0	2002

Gartmore Small Cap Index Fund: Class A	11.973995	12.238424	2.21%	0	2005
	10.380905	11.973995	15.35%	0	2004
	7.286644	10.380905	42.46%	0	2003
	9.409622	7.286644	-22.56%	0	2002

Gartmore Value Opportunities Fund: Class A	13.307694	14.064686	5.69%	0	2005
	11.980236	13.307694	11.08%	0	2004
	8.947455	11.980236	33.90%	0	2003
	10.666996	8.947455	-16.12%	0	2002

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.226824	10.272468	0.45%	0	2005
	9.623656	10.226824	6.27%	0	2004
	8.297089	9.623656	15.99%	0	2003
	9.660312	8.297089	-14.11%	0	2002

Janus Adviser Balanced Fund: Class S	9.868160	10.407475	5.47%	0	2005
	9.292581	9.868160	6.19%	0	2004
	8.321505	9.292581	11.67%	0	2003
	9.093070	8.321505	-8.49%	0	2002

Janus Adviser International Growth Fund: Class S	7.603870	9.811960	29.04%	0	2005
	6.477127	7.603870	17.40%	0	2004
	4.906278	6.477127	32.02%	0	2003
	6.734620	4.906278	-27.15%	0	2002

Janus Adviser Worldwide Fund: Class S	6.095542	6.333300	3.90%	0	2005
	5.941871	6.095542	2.59%	0	2004
	4.938520	5.941871	20.32%	0	2003
	6.813682	4.938520	-27.52%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	5.381922	5.481730	1.85%	9	2005
	5.248567	5.381922	2.54%	9	2004
	4.068352	5.248567	29.01%	9	2003
	5.734088	4.068352	-29.05%	9	2002

Janus Twenty Fund	5.248088	5.625072	7.18%	0	2005
	4.324587	5.248088	21.35%	0	2004
	3.523338	4.324587	22.74%	0	2003
	4.734450	3.523338	-25.58%	0	2002

Janus Worldwide Fund	5.380975	5.578881	3.68%	0	2005
	5.205417	5.380975	3.37%	0	2004
	4.277587	5.205417	21.69%	0	2003
	5.902882	4.277587	-27.53%	0	2002

Lazard Small Cap Portfolio: Open Shares	15.149481	15.422618	1.80%	0	2005
	13.461080	15.149481	12.54%	0	2004
	9.917963	13.461080	35.72%	0	2003
	12.322030	9.917963	-19.51%	0	2002

Neuberger Berman Genesis Fund: Trust Class	18.404510	20.967231	13.92%	0	2005
	15.832398	18.404510	16.25%	0	2004
	12.277171	15.832398	28.96%	0	2003
	12.921109	12.277171	-4.98%	0	2002

Neuberger Berman Guardian Fund: Trust Class	9.750303	10.339730	6.05%	0	2005
	8.586095	9.750303	13.56%	0	2004
	6.492621	8.586095	32.24%	0	2003
	8.946411	6.492621	-27.43%	0	2002

Neuberger Berman Partners Fund: Trust Class	10.889430	12.566488	15.40%	0	2005
	9.340555	10.889430	16.58%	0	2004
	7.029127	9.340555	32.88%	0	2003
	9.556802	7.029127	-26.45%	0	2002

Neuberger Berman Socially Responsive Fund: Trust Class	11.229737	11.819812	5.25%	0	2005
	10.000000	11.229737	12.30%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	7.413424	7.602894	2.56%	0	2005
	7.109507	7.413424	4.27%	0	2004
	5.606667	7.109507	26.80%	0	2003
	7.762496	5.606667	-27.77%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Champion Income Fund: Class A	11.938621	12.005180	0.56%	0	2005
	11.160652	11.938621	6.97%	0	2004
	10.000000	11.160652	11.61%	0	2003*

Oppenheimer Global Fund: Class A	10.107418	11.270400	11.51%	0	2005
	8.695328	10.107418	16.24%	0	2004
	6.204472	8.695328	40.15%	0	2003
	8.168159	6.204472	-24.04%	0	2002

Oppenheimer Strategic Income Fund: Class A	13.195483	13.462825	2.03%	0	2005
	12.289796	13.195483	7.37%	0	2004
	10.491406	12.289796	17.14%	0	2003
	10.024722	10.491406	4.66%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

PIMCO Total Return Fund: Class A	12.580364	12.618464	0.30%	0	2005
	12.273973	12.580364	2.50%	0	2004
	11.926892	12.273973	2.91%	0	2003
	11.105642	11.926892	7.39%	0	2002

Putnam International Equity Fund: Class A	14.335995	15.808920	10.27%	0	2005
	12.591724	14.335995	13.85%	0	2004
	10.000000	12.591724	25.92%	0	2003*

Putnam Voyager Fund: Class A	11.992686	12.393335	3.34%	0	2005
	11.683421	11.992686	2.65%	0	2004
	10.000000	11.683421	16.83%	0	2003*

Templeton Foreign Fund: Class A	12.416775	13.456306	8.37%	0	2005
	10.730004	12.416775	15.72%	0	2004
	8.393175	10.730004	27.84%	0	2003
	9.379748	8.393175	-10.52%	0	2002

Van Kampen Growth and Income Fund: Class A	13.763039	14.812974	7.63%	0	2005
	12.331897	13.763039	11.61%	0	2004
	10.000000	12.331897	23.32%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.471207	16.671704	15.21%	0	2005
	12.207173	14.471207	18.55%	0	2004
	10.000000	12.207173	22.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Real Estate Securities Fund: Class A	16.967418	19.379788	14.22%	0	2005
	12.674096	16.967418	33.87%	0	2004
	10.000000	12.674096	26.74%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.474664	14.832258	10.08%	0	2005
	12.146009	13.474664	10.94%	0	2004
	10.000000	12.146009	21.46%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.628635	11.661625	9.72%	0	2005
	9.868320	10.628635	7.70%	0	2004
	7.263673	9.868320	35.86%	0	2003
	9.185189	7.263673	-20.92%	0	2002

Wells Fargo Advantage Growth Fund: Investor Class	10.926052	11.665244	6.77%	0	2005
	9.909507	10.926052	10.26%	0	2004
	10.000000	9.909507	-0.90%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.780527	6.521468	-3.82%	0	2005
	6.357872	6.780527	6.65%	0	2004
	5.215883	6.357872	21.89%	0	2003
	6.812499	5.215883	-23.44%	0	2002

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.035046	10.35%	0	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.227235	2.27%	0	2005*

AIM Dynamics Fund: Investor Class	6.975632	7.537411	8.05%	0	2005
	6.365219	6.975632	9.59%	0	2004
	4.701915	6.365219	35.38%	0	2003

AIM Small Company Growth Fund: Investor Class	8.075097	8.340052	3.28%	0	2005
	7.296803	8.075097	10.67%	0	2004
	5.583107	7.296803	30.69%	0	2003

American Century Growth: Investor Class	7.882344	8.090842	2.65%	0	2005
	7.325632	7.882344	7.60%	0	2004
	6.014423	7.325632	21.80%	0	2003

American Century Income & Growth: Advisor Class	10.108948	10.345564	2.34%	0	2005
	9.161060	10.108948	10.35%	0	2004
	7.235241	9.161060	26.62%	0	2003

American Century International Growth: Advisor Class	7.837211	8.675182	10.69%	0	2005
	6.958696	7.837211	12.62%	0	2004
	5.681261	6.958696	22.49%	0	2003

American Century Short Term Government: Investor Class	10.539141	10.489834	-0.47%	0	2005
	10.694761	10.539141	-1.46%	0	2004
	10.803874	10.694761	-1.01%	0	2003

American Century Ultra: Investor Class	8.879758	8.877937	-0.02%	0	2005
	8.193894	8.879758	8.37%	0	2004
	6.651580	8.193894	23.19%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.734112	8.905229	1.96%	0	2005
	8.450677	8.734112	3.35%	0	2004
	7.169996	8.450677	17.86%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	10.000000	10.722812	7.23%	0	2005

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.124975	9.781984	-3.39%	0	2005
	10.000000	10.124975	1.25%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	6.885468	6.974962	1.30%	0	2005
	6.639612	6.885468	3.70%	0	2004
	5.387851	6.639612	23.23%	0	2003

Federated Bond Fund: Class F Shares	12.620321	12.588654	-0.25%	0	2005
	12.072363	12.620321	4.54%	0	2004
	10.925102	12.072363	10.50%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	7.963701	8.031995	0.86%	0	2005
	7.200391	7.963701	10.60%	0	2004
	5.934101	7.200391	21.34%	0	2003

Federated High Yield Trust	12.362923	12.398016	0.28%	0	2005
	11.312432	12.362923	9.29%	0	2004
	9.408337	11.312432	20.24%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	12.154230	12.144321	-0.08%	0	2005
	12.027511	12.154230	1.05%	0	2004
	11.585816	12.027511	3.81%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.396195	10.716197	3.08%	0	2005
	10.095214	10.396195	2.98%	0	2004
	8.748125	10.095214	15.40%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	6.225631	6.423288	3.17%	0	2005
	6.183201	6.225631	0.69%	0	2004
	4.782031	6.183201	29.30%	0	2003

Fidelity Advisor Equity Income Fund: Class A	11.075301	11.540127	4.20%	0	2005
	10.089863	11.075301	9.77%	0	2004
	8.004621	10.089863	26.05%	0	2003

Fidelity Advisor Growth Opportunities Fund: Class A	8.723675	9.253303	6.07%	0	2005
	8.321324	8.723675	4.84%	0	2004
	6.568898	8.321324	26.68%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	14.355207	14.700697	2.41%	0	2005
	12.772104	14.355207	12.40%	0	2004
	9.089921	12.772104	40.51%	0	2003

Fidelity Advisor Overseas Fund: Class A	8.746323	9.788880	11.92%	0	2005
	7.905981	8.746323	10.63%	0	2004
	5.595660	7.905981	41.29%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	17.608440	19.119768	8.58%	0	2005
	14.353706	17.608440	22.68%	0	2004
	11.314629	14.353706	26.86%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	12.523573	13.485311	7.68%	0	2005
	11.270946	12.523573	11.11%	0	2004
	9.123798	11.270946	23.53%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	8.681005	9.395553	8.23%	0	2005
	7.844421	8.681005	10.66%	0	2004
	5.819741	7.844421	34.79%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.463043	12.360206	7.83%	0	2005
	10.000000	11.463043	14.63%	0	2004*

Gartmore Bond Fund: Class D	12.294934	12.413669	0.97%	0	2005
	11.980227	12.294934	2.63%	0	2004
	11.502346	11.980227	4.15%	0	2003

Gartmore Bond Index Fund: Class A	12.077972	12.045767	-0.27%	0	2005
	11.893167	12.077972	1.55%	0	2004
	11.774352	11.893167	1.01%	0	2003

Gartmore Government Bond Fund: Class D	11.595852	11.667390	0.62%	0	2005
	11.452916	11.595852	1.25%	0	2004
	11.480930	11.452916	-0.24%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class A	10.732713	11.150252	3.89%	0	2005
	10.170242	10.732713	5.53%	0	2004
	10.000000	10.170242	1.70%	0	2003

Gartmore Growth Fund: Class D	7.284302	7.599122	4.32%	0	2005
	6.882213	7.284302	5.84%	0	2004
	5.284497	6.882213	30.23%	0	2003

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.646827	10.757156	1.04%	0	2005
	10.380008	10.646827	2.57%	0	2004
	9.849211	10.380008	5.39%	0	2003

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.450545	10.682317	2.22%	0	2005
	9.970604	10.450545	4.81%	0	2004
	8.970585	9.970604	11.15%	0	2003

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.065987	10.387612	3.20%	0	2005
	9.396974	10.065987	7.12%	0	2004
	8.018151	9.396974	17.20%	0	2003

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	9.720481	10.186620	4.80%	0	2005
	8.857490	9.720481	9.74%	0	2004
	7.162692	8.857490	23.66%	0	2003

Gartmore GMF Investor Destinations Aggressive Fund: Class A	9.405005	9.930535	5.59%	0	2005
	8.426604	9.405005	11.61%	0	2004
	6.535766	8.426604	28.93%	0	2003

Gartmore International Index Fund: Class A	9.193912	10.217999	11.14%	0	2005
	7.882561	9.193912	16.64%	0	2004
	5.875530	7.882561	34.16%	0	2003

Gartmore Large Cap Value Fund: Class A	11.380724	11.953219	5.03%	0	2005
	10.031244	11.380724	13.45%	0	2004
	8.002994	10.031244	25.34%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Mid Cap Market Index Fund: Class A	11.584563	12.683055	9.48%	0	2005
	10.237834	11.584563	13.15%	0	2004
	7.781586	10.237834	31.56%	0	2003

Gartmore Money Market Fund: Service Class	9.705169	9.745861	0.42%	77	2005
	9.846754	9.705169	-1.44%	77	2004
	10.007610	9.846754	-1.61%	77	2003

Gartmore Nationwide® Fund: Class D	9.594567	10.085234	5.11%	0	2005
	8.927905	9.594567	7.47%	0	2004
	7.174850	8.927905	24.43%	0	2003

Gartmore S&P 500® Index Fund: Service Class	9.025037	9.210998	2.06%	0	2005
	8.358110	9.025037	7.98%	0	2004
	6.680784	8.358110	25.11%	0	2003

Gartmore Small Cap Fund: Class A	14.411489	17.286175	19.95%	0	2005
	11.704551	14.411489	23.13%	0	2004
	8.077230	11.704551	44.91%	0	2003

Gartmore Small Cap Index Fund: Class A	11.948062	12.205697	2.16%	0	2005
	10.363709	11.948062	15.29%	0	2004
	7.278283	10.363709	42.39%	0	2003

Gartmore Value Opportunities Fund: Class A	13.278872	14.027091	5.63%	0	2005
	11.960392	13.278872	11.02%	0	2004
	8.937192	11.960392	33.83%	0	2003

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.208976	10.249316	0.40%	0	2005
	9.611768	10.208976	6.21%	0	2004
	8.291072	9.611768	15.93%	0	2003

Janus Adviser Balanced Fund: Class S	9.846769	10.379640	5.41%	0	2005
	9.277174	9.846769	6.14%	0	2004
	8.311954	9.277174	11.61%	0	2003

Janus Adviser International Growth Fund: Class S	7.587404	9.785723	28.97%	0	2005
	6.466407	7.587404	17.34%	0	2004
	4.900656	6.466407	31.95%	0	2003

Janus Adviser Worldwide Fund: Class S	6.082311	6.316348	3.85%	0	2005
	5.932004	6.082311	2.53%	0	2004
	4.932836	5.932004	20.26%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	7.144919	7.273704	1.80%	0	2005
	6.971447	7.144919	2.49%	0	2004
	5.406569	6.971447	28.94%	0	2003

Janus Twenty Fund	8.216143	8.801853	7.13%	0	2005
	6.773814	8.216143	21.29%	0	2004
	5.521590	6.773814	22.68%	0	2003

Janus Worldwide Fund	10.000000	10.690707	6.91%	0	2005

Lazard Small Cap Portfolio: Open Shares	14.699428	14.956851	1.75%	0	2005
	13.067859	14.699428	12.49%	0	2004
	9.633146	13.067859	35.66%	0	2003

Neuberger Berman Genesis Fund: Trust Class	16.100772	18.333376	13.87%	0	2005
	13.857687	16.100772	16.19%	0	2004
	10.751377	13.857687	28.89%	0	2003

Neuberger Berman Guardian Fund: Trust Class	10.667828	11.306976	5.99%	0	2005
	9.398853	10.667828	13.50%	0	2004
	7.110837	9.398853	32.18%	0	2003

Neuberger Berman Partners Fund: Trust Class	11.065686	12.763402	15.34%	0	2005
	9.496590	11.065686	16.52%	0	2004
	7.150197	9.496590	32.82%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.225939	11.809790	5.20%	0	2005
	10.000000	11.225939	12.26%	0	2004
			12.94%

Oppenheimer Capital Appreciation Fund: Class A	7.397345	7.582547	2.50%	0	2005
	7.097708	7.397345	4.22%	0	2004
	5.600219	7.097708	26.74%	0	2003

Oppenheimer Champion Income Fund: Class A	11.928439	11.988834	0.51%	0	2005
	11.156828	11.928439	6.92%	0	2004
	10.000000	11.156828	11.57%	0	2003*

Oppenheimer Global Fund: Class A	10.895841	12.143346	11.45%	0	2005
	9.378392	10.895841	16.18%	0	2004
	6.695292	9.378392	40.07%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	13.166911	13.426834	1.97%	0	2005
	12.269447	13.166911	7.31%	0	2004
	10.479384	12.269447	17.08%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

PIMCO Total Return Fund: Class A	12.553070	12.584678	0.25%	0	2005
	12.253598	12.553070	2.44%	0	2004
	11.913171	12.253598	2.86%	0	2003

Putnam International Equity Fund: Class A	14.323803	15.787436	10.22%	0	2005
	12.587433	14.323803	13.79%	0	2004
	10.000000	12.587433	25.87%	0	2003

Putnam Voyager Fund: Class A	11.982489	12.376495	3.29%	0	2005
	11.679452	11.982489	2.59%	0	2004
	10.000000	11.679452	16.79%	0	2003*

Templeton Foreign Fund: Class A	11.870069	12.857276	8.32%	0	2005
	10.262804	11.870069	15.66%	0	2004
	8.031823	10.262804	27.78%	0	2003

Van Kampen Growth and Income Fund: Class A	13.751326	14.792825	7.57%	0	2005
	12.327687	13.751326	11.55%	0	2004
	10.000000	12.327687	23.28%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.458903	16.649057	15.15%	0	2005
	12.203017	14.458903	18.49%	0	2004
	10.000000	12.203017	22.03%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	16.952977	19.353435	14.16%	0	2005
	12.669771	16.952977	33.81%	0	2004
	10.000000	12.669771	26.70%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.463209	14.812101	10.02%	0	2005
	12.141877	13.463209	10.88%	0	2004
	10.000000	12.141877	21.42%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	11.472581	12.581199	9.66%	0	2005
	10.657335	11.472581	7.65%	0	2004
	7.848429	10.657335	35.79%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.919596	11.652427	6.71%	0	2005
	9.908704	10.919596	10.20%	0	2004
	10.000000	9.908704	-0.91%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	6.765850	6.504044	-3.87%	0	2005
	6.347343	6.765850	6.59%	0	2004
	5.209902	6.347343	21.83%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.030954	10.31%	0	2005*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.220011	2.20%	0	2005*

AIM Dynamics Fund: Investor Class	7.680133	8.285963	7.89%	0	2005
	7.018829	7.680133	9.42%	0	2004

AIM Small Company Growth Fund: Investor Class	8.603056	8.871757	3.12%	0	2005
	7.785798	8.603056	10.50%	0	2004

American Century Growth: Investor Class	8.385286	8.593939	2.49%	0	2005
	7.804996	8.385286	7.43%	0	2004

American Century Income & Growth: Advisor Class	9.980399	10.198403	2.18%	0	2005
	9.058440	9.980399	10.18%	0	2004

American Century International Growth: Advisor Class	8.889893	9.825393	10.52%	0	2005
	7.905486	8.889893	12.45%	0	2004

American Century Short Term Government: Investor Class	10.262192	10.198575	-0.62%	0	2005
	10.429703	10.262192	-1.61%	0	2004

American Century Ultra: Investor Class	9.172972	9.157081	-0.17%	88	2005
	8.477457	9.172972	8.20%	60	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.988564	9.150658	1.80%	0	2005
	8.710224	8.988564	3.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.162314	11.912936	6.72%	0	2005
	9.996608	11.162314	11.66%	0	2004

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.124382	9.766470	-3.54%	0	2005
	10.000000	10.124382	1.24%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.233734	7.316562	1.15%	0	2005
	6.986141	7.233734	3.54%	0	2004
					2003

Federated Bond Fund: Class F Shares	12.345192	12.295415	-0.40%	0	2005
	11.827299	12.345192	4.38%	0	2004

Federated Equity Income Fund, Inc.: Class F Shares	9.520028	9.587010	0.70%	0	2005
	8.620748	9.520028	10.43%	0	2004

Federated High Yield Trust	12.156752	12.172632	0.13%	0	2005
	11.140850	12.156752	9.12%	0	2004

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.500314	11.473383	-0.23%	0	2005
	11.397876	11.500314	0.90%	0	2004

Fidelity Advisor Balanced Fund: Class A	10.221604	10.520140	2.92%	0	2005
	9.940908	10.221604	2.82%	0	2004

Fidelity Advisor Equity Growth Fund: Class A	7.602248	7.831645	3.02%	0	2005
	7.562013	7.602248	0.53%	0	2004

Fidelity Advisor Equity Income Fund: Class A	10.797351	11.233324	4.04%	0	2005
	9.851731	10.797351	9.60%	0	2004

Fidelity Advisor Growth Opportunities Fund: Class A	9.084164	9.620961	5.91%	0	2005
	8.678481	9.084164	4.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.998314	14.313311	2.25%	0	2005
	12.473679	13.998314	12.22%	0	2004

Fidelity Advisor Overseas Fund: Class A	9.834721	10.990192	11.75%	0	2005
	8.903438	9.834721	10.46%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	15.312016	16.600856	8.42%	0	2005
	12.500890	15.312016	22.49%	0	2004

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	11.485338	12.348455	7.51%	0	2005
	10.352418	11.485338	10.94%	0	2004

Franklin Small-Mid Cap Growth Fund: Class A	9.122702	9.858532	8.07%	0	2005
	8.256208	9.122702	10.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Gartmore Bond Fund: Class D	11.943195	12.040107	0.81%	0	2005
	11.655349	11.943195	2.47%	0	2004

Gartmore Bond Index Fund: Class A	11.304287	11.256918	-0.42%	0	2005
	11.148400	11.304287	1.40%	0	2004

Gartmore Government Bond Fund: Class D	11.405278	11.458106	0.46%	0	2005
	11.281979	11.405278	1.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class A	10.715732	11.115604	3.73%	0	2005
	10.169733	10.715732	5.37%	0	2004

Gartmore Growth Fund: Class D	8.128830	8.467193	4.16%	0	2005
	7.691913	8.128830	5.68%	0	2004

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.523424	10.616236	0.88%	0	2005
	10.275453	10.523424	2.41%	0	2004

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.564991	10.782798	2.06%	0	2005
	10.095262	10.564991	4.65%	0	2004

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.479737	10.798063	3.04%	0	2005
	9.798231	10.479737	6.96%	0	2004

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.430271	10.913744	4.64%	0	2005
	9.518843	10.430271	9.57%	0	2004

Gartmore GMF Investor Destinations Aggressive Fund: Class A	10.323943	10.884177	5.43%	0	2005
	9.264141	10.323943	11.44%	0	2004

Gartmore International Index Fund: Class A	10.270674	11.397254	10.97%	0	2005
	8.819249	10.270674	16.46%	0	2004

Gartmore Large Cap Value Fund: Class A	10.861187	11.390130	4.87%	0	2005
	9.587987	10.861187	13.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Mid Cap Market Index Fund: Class A	11.995945	13.113382	9.32%	0	2005
	10.617663	11.995945	12.98%	0	2004

Gartmore Money Market Fund: Service Class	9.567346	9.592777	0.27%	83	2005
	9.721815	9.567346	-1.59%	334	2004

Gartmore Nationwide® Fund: Class D	9.954204	10.447267	4.95%	0	2005
	9.276757	9.954204	7.30%	0	2004

Gartmore S&P 500® Index Fund: Service Class	9.139249	9.313313	1.90%	343	2005
	8.476867	9.139249	7.81%	239	2004

Gartmore Small Cap Fund: Class A	14.148844	16.945235	19.76%	0	2005
	11.508869	14.148844	22.94%	0	2004

Gartmore Small Cap Index Fund: Class A	12.466687	12.716050	2.00%	0	2005
	10.830149	12.466687	15.11%	0	2004

Gartmore Value Opportunities Fund: Class A	12.085325	12.746792	5.47%	0	2005
	10.902059	12.085325	10.85%	0	2004

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.155628	10.180185	0.24%	0	2005
	9.576209	10.155628	6.05%	0	2004

Janus Adviser Balanced Fund: Class S	10.273686	10.813115	5.25%	0	2005
	9.694252	10.273686	5.98%	0	2004

Janus Adviser International Growth Fund: Class S	9.426385	12.138972	28.78%	0	2005
	8.046007	9.426385	17.16%	0	2004

Janus Adviser Worldwide Fund: Class S	7.482564	7.758598	3.69%	0	2005
	7.308851	7.482564	2.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	7.186090	7.304448	1.65%	0	2005
	7.022372	7.186090	2.33%	0	2004

Janus Twenty Fund	8.730197	9.338275	6.97%	0	2005
	7.208658	8.730197	21.11%	0	2004

Janus Worldwide Fund	7.511942	7.772362	3.47%	0	2005
	7.281726	7.511942	3.16%	0	2004

Lazard Small Cap Portfolio: Open Shares	13.863839	14.085076	1.60%	0	2005
	12.343922	13.863839	12.31%	0	2004

Neuberger Berman Genesis Fund: Trust Class	14.672821	16.681926	13.69%	0	2005
	12.648037	14.672821	16.01%	0	2004

Neuberger Berman Guardian Fund: Trust Class	10.040874	10.626197	5.83%	0	2005
	8.860055	10.040874	13.33%	0	2004

Neuberger Berman Partners Fund: Trust Class	10.677761	12.297153	15.17%	0	2005
	9.177730	10.677761	16.34%	0	2004

Neuberger Berman Socially Responsive Fund: Trust Class	11.214567	11.779813	5.04%	0	2005
	10.000000	11.214567	12.15%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.190878	8.383119	2.35%	0	2005
	7.871159	8.190878	4.06%	0	2004

Oppenheimer Champion Income Fund: Class A	11.897913	11.939885	0.35%	0	2005
	11.145353	11.897913	6.75%	0	2004

Oppenheimer Global Fund: Class A	11.363447	12.645158	11.28%	0	2005
	9.795872	11.363447	16.00%	0	2004
					2003

Oppenheimer Strategic Income Fund: Class A	13.250772	13.491706	1.82%	0	2005
	12.366539	13.250772	7.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.468391	12.786011	11.49%	64	2005
	10.000000	11.468391	14.68%	50	2004*

PIMCO Total Return Fund: Class A	11.873980	11.885688	0.10%	259	2005
	11.608496	11.873980	2.29%	171	2004

Putnam International Equity Fund: Class A	14.287231	15.723067	10.05%	0	2005
	12.574551	14.287231	13.62%	0	2004

Putnam Voyager Fund: Class A	11.951889	12.326028	3.13%	0	2005
	11.667490	11.951889	2.44%	0	2004

Templeton Foreign Fund: Class A	12.166829	13.158588	8.15%	0	2005
	10.535515	12.166829	15.48%	0	2004

Van Kampen Growth and Income Fund: Class A	14.422003	16.581216	14.97%	0	2005
	12.190539	14.422003	18.30%	0	2004

Van Kampen Mid Cap Growth Fund: Class A	13.716223	14.732528	7.41%	0	2005
	12.315083	13.716223	11.38%	0	2004

Van Kampen Real Estate Securities Fund: Class A	16.909710	19.274561	13.99%	0	2005
	12.656814	16.909710	33.60%	0	2004

Waddell & Reed Advisors Small Cap Fund: Class A	13.428838	14.751722	9.85%	0	2005
	12.129457	13.428838	10.71%	0	2004

Wells Fargo Advantage Common Stock Fund: Class Z	10.786305	11.810537	9.50%	0	2005
	10.035201	10.786305	7.48%	0	2004

Wells Fargo Advantage Growth Fund: Investor Class	10.900209	11.613974	6.55%	0	2005
	9.906293	10.900209	10.03%	0	2004

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.654385	8.306790	-4.02%	0	2005
	8.131519	8.654385	6.43%	0	2004

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	11.018638	10.19%	0	2005*

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Basic Balanced Fund: Investor Class	10.000000	10.205567	2.06%	0	2005*

AIM Dynamics Fund: Investor Class	7.593917	8.167890	7.56%	0	2005
	6.961397	7.593917	9.09%	0	2004
	5.166011	6.961397	34.75%	0	2003

AIM Small Company Growth Fund: Investor Class	8.506520	8.745369	2.81%	0	2005
	7.722121	8.506520	10.16%	0	2004
	5.935779	7.722121	30.09%	0	2003

American Century Growth: Investor Class	8.291188	8.471499	2.17%	0	2005
	7.741169	8.291188	7.11%	0	2004
	6.384882	7.741169	21.24%	0	2003

American Century Income & Growth: Advisor Class	9.868467	10.053180	1.87%	0	2005
	8.984408	9.868467	9.84%	0	2004
	7.128447	8.984408	26.04%	0	2003

American Century International Growth: Advisor Class	8.790187	9.685463	10.18%	0	2005
	7.840876	8.790187	12.11%	0	2004
	6.431029	7.840876	21.92%	0	2003

American Century Short Term Government: Investor Class	10.147043	10.053276	-0.92%	0	2005
	10.344421	10.147043	-1.91%	0	2004
	10.000000	10.344421	-1.46%	0	2003*

American Century Ultra: Investor Class	9.070075	9.026654	-0.48%	0	2005
	8.408159	9.070075	7.87%	0	2004
	6.857001	8.408159	22.62%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Dreyfus Appreciation Fund, Inc.	8.887752	9.020347	1.49%	0	2005
	8.639030	8.887752	2.88%	0	2004
	7.363631	8.639030	17.32%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Emerging Leaders Fund	11.037120	11.743297	6.40%	0	2005
	9.914895	11.037120	11.32%	0	2004
	7.294113	9.914895	35.93%	0	2003

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.123193	9.735441	-3.83%	0	2005
	10.000000	10.123193	1.23%	0	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	7.152550	7.212307	0.84%	0	2005
	6.929005	7.152550	3.23%	0	2004
	5.648617	6.929005	22.67%	0	2003

Federated Bond Fund: Class F Shares	12.206776	12.120335	-0.71%	0	2005
	11.730685	12.206776	4.06%	0	2004
	10.664913	11.730685	9.99%	0	2003

Federated Equity Income Fund, Inc.: Class F Shares	9.413263	9.450484	0.40%	0	2005
	8.550293	9.413263	10.09%	0	2004
	7.079111	8.550293	20.78%	0	2003

Federated High Yield Trust	12.020338	11.999202	-0.18%	0	2005
	11.049748	12.020338	8.78%	0	2004
	9.232305	11.049748	19.69%	0	2003

Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Institutional Service Shares	11.371269	11.309917	-0.54%	0	2005
	11.304676	11.371269	0.59%	0	2004
	10.939811	11.304676	3.34%	0	2003

Fidelity Advisor Balanced Fund: Class A	10.106955	10.370320	2.61%	0	2005
	9.859666	10.106955	2.51%	0	2004
	8.583438	9.859666	14.87%	0	2003

Fidelity Advisor Equity Growth Fund: Class A	7.516942	7.720062	2.70%	0	2005
	7.500192	7.516942	0.22%	0	2004
	5.827329	7.500192	28.71%	0	2003

Fidelity Advisor Equity Income Fund: Class A	10.676247	11.073356	3.72%	0	2005
	9.771204	10.676247	9.26%	0	2004
	7.787572	9.771204	25.47%	0	2003

Fidelity Advisor Growth Opportunities Fund: Class A	8.982266	9.483942	5.59%	0	2005
	8.607539	8.982266	4.35%	0	2004
	6.826177	8.607539	26.10%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Advisor High Income Advantage Fund: Class T	13.841243	14.109387	1.94%	0	2005
	12.371687	13.841243	11.88%	0	2004
	8.845600	12.371687	39.86%	0	2003

Fidelity Advisor Overseas Fund: Class A	9.724377	10.833655	11.41%	0	2005
	8.830634	9.724377	10.12%	0	2004
	6.278923	8.830634	40.64%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Franklin Balance Sheet Investment Fund: Class A	15.140323	16.364492	8.09%	0	2005
	12.398742	15.140323	22.11%	0	2004
	9.818672	12.398742	26.28%	0	2003

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	11.356564	12.172651	7.19%	0	2005
	10.267844	11.356564	10.60%	0	2004
	8.350135	10.267844	22.97%	0	2003

Franklin Small-Mid Cap Growth Fund: Class A	9.020345	9.718094	7.74%	0	2005
	8.188701	9.020345	10.16%	0	2004
	6.103176	8.188701	34.17%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Gartmore Bond Fund: Class D	11.809178	11.868565	0.50%	0	2005
	11.560040	11.809178	2.16%	0	2004
	11.150171	11.560040	3.68%	0	2003

Gartmore Bond Index Fund: Class A	11.177442	11.096539	-0.72%	0	2005
	11.057239	11.177442	1.09%	0	2004
	10.997324	11.057239	0.54%	0	2003

Gartmore Government Bond Fund: Class D	11.277297	11.294857	0.16%	0	2005
	11.189724	11.277297	0.78%	0	2004
	11.268892	11.189724	-0.70%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Growth Fund: Class A	10.681774	11.046471	3.41%	0	2005
	10.168711	10.681774	5.05%	0	2004
	10.000000	10.168711	1.69%	0	2003*

Gartmore Growth Fund: Class D	8.037615	8.346565	3.84%	0	2005
	7.629015	8.037615	5.36%	0	2004
	5.884937	7.629015	29.64%	0	2003*

Gartmore GMF Investor Destinations Conservative Fund: Service Class	10.405415	10.465062	0.57%	0	2005
	10.191495	10.405415	2.10%	0	2004
	9.714980	10.191495	4.90%	0	2003

Gartmore GMF Investor Destinations Moderately Conservative Fund: Service Class	10.446510	10.629253	1.75%	0	2005
	10.012777	10.446510	4.33%	0	2004
	9.050107	10.012777	10.64%	0	2003

Gartmore GMF Investor Destinations Moderate Fund: Service Class	10.362215	10.644307	2.72%	0	2005
	9.718168	10.362215	6.63%	0	2004
	8.330475	9.718168	16.66%	0	2003

Gartmore GMF Investor Destinations Moderately Aggressive Fund: Service Class	10.313285	10.758324	4.32%	0	2005
	9.441045	10.313285	9.24%	0	2004
	7.669800	9.441045	23.09%	0	2003

Gartmore GMF Investor Destinations Aggressive Fund: Class A	10.208159	10.729182	5.10%	0	2005
	9.188431	10.208159	11.10%	0	2004
	7.159509	9.188431	28.34%	0	2003

Gartmore International Index Fund: Class A	10.155455	11.234926	10.63%	0	2005
	8.747133	10.155455	16.10%	0	2004
	6.550040	8.747133	33.54%	0	2003

Gartmore Large Cap Value Fund: Class A	10.739362	11.227911	4.55%	0	2005
	9.509628	10.739362	12.93%	0	2004
	7.621828	9.509628	54.77%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Gartmore Mid Cap Market Index Fund: Class A	11.861414	12.926668	8.98%	0	2005
	10.530882	11.861414	12.63%	0	2004
	8.041239	10.530882	30.96%	0	2003

Gartmore Money Market Fund: Service Class	9.459988	9.456103	-0.04%	0	2005
	9.642318	9.459988	-1.89%	0	2004
	9.845088	9.642318	-2.06%	0	2003

Gartmore Nationwide® Fund: Class D	9.842553	10.298479	4.63%	0	2005
	9.200939	9.842553	6.97%	0	2004
	7.428374	9.200939	23.86%	0	2003

Gartmore S&P 500® Index Fund: Service Class	9.036729	9.180662	1.59%	0	2005
	8.407565	9.036729	7.48%	0	2004
	6.751314	8.407565	24.53%	0	2003

Gartmore Small Cap Fund: Class A	12.326852	12.534969	1.69%	0	2005
	10.741630	12.326852	14.76%	0	2004
	7.578453	10.741630	41.74%	0	2003

Gartmore Small Cap Index Fund: Class A	13.990215	16.704020	19.40%	0	2005
	11.414844	13.990215	22.56%	0	2004
	7.913591	11.414844	44.24%	0	2003

Gartmore Value Opportunities Fund: Class A	11.949797	12.565291	5.15%	0	2005
	10.812968	11.949797	10.51%	0	2004
	8.117052	10.812968	33.21%	0	2003

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.049519	10.042997	-0.06%	0	2005
	9.505323	10.049519	5.73%	0	2004
	8.237094	9.505323	15.40%	0	2003

Janus Adviser Balanced Fund: Class S	10.158457	10.659127	4.93%	0	2005
	9.615021	10.158457	5.65%	0	2004
	8.654408	9.615021	11.10%	0	2003

Janus Adviser International Growth Fund: Class S	9.320623	11.966092	28.38%	0	2005
	7.980216	9.320623	16.80%	0	2004
	6.075810	7.980216	31.34%	0	2003

Janus Adviser Worldwide Fund: Class S	7.398578	7.648042	3.37%	0	2005
	7.249070	7.398578	2.06%	0	2004
	6.055866	7.249070	19.70%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Fund	7.105441	7.200364	1.34%	0	2005
	6.964933	7.105441	2.02%	0	2004
	5.426426	6.964933	28.35%	0	2003

Janus Twenty Fund	8.632238	9.205252	6.64%	0	2005
	7.149705	8.632238	20.74%	0	2004
	5.854878	7.149705	22.12%	0	2003

Janus Worldwide Fund	7.427666	7.661648	3.15%	0	2005
	7.222194	7.427666	2.85%	0	2004
	5.965304	7.222194	21.07%	0	2003

Lazard Small Cap Portfolio: Open Shares	13.708361	13.884510	1.28%	0	2005
	12.243066	13.708361	11.97%	0	2004
	9.066749	12.243066	35.03%	0	2003

Neuberger Berman Genesis Fund: Trust Class	14.508311	16.444448	13.35%	0	2005
	12.544711	14.508311	15.65%	0	2004
	9.777594	12.544711	28.30%	0	2003

Neuberger Berman Guardian Fund: Trust Class	9.928236	10.474860	5.51%	0	2005
	8.787619	9.928236	12.98%	0	2004
	6.679060	8.787619	31.57%	0	2003

Neuberger Berman Partners Fund: Trust Class	10.557989	12.122041	14.81%	0	2005
	9.102701	10.557989	15.99%	0	2004
	6.885233	9.102701	32.21%	0	2003

Neuberger Berman Socially Responsive Fund: Trust Class	11.191807	11.719934	4.72%	0	2005
	10.000000	11.191807	11.92%	0	2004*

Oppenheimer Capital Appreciation Fund: Class A	8.098968	8.263691	2.03%	0	2005
	7.806794	8.098968	3.74%	0	2004
	6.188097	7.806794	26.16%	0	2003

Oppenheimer Champion Income Fund: Class A	11.836948	11.842345	0.05%	0	2005
	11.122380	11.836948	6.42%	0	2004
	10.000000	11.122380	11.22%	0	2003*

Oppenheimer Global Fund: Class A	11.235995	12.465081	10.94%	0	2005
	9.715797	11.235995	15.65%	0	2004
	6.968131	9.715797	39.43%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Strategic Income Fund: Class A	13.101534	13.298925	1.51%	0	2005
	12.264902	13.101534	6.82%	0	2004
	10.523874	12.264902	16.54%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

PIMCO Total Return Fund: Class A	11.740746	11.716355	-0.21%	0	2005
	11.513575	11.740746	1.97%	0	2004
	11.245397	11.513575	2.38%	0	2003

Putnam International Equity Fund: Class A	14.214232	15.594872	9.71%	0	2005
	12.548782	14.214232	13.27%	0	2004
	10.000000	12.548782	25.49%	0	2003*

Putnam Voyager Fund: Class A	11.890790	12.225496	2.81%	0	2005
	11.643580	11.890790	2.12%	0	2004
	10.000000	11.643580	16.44%	0	2003*

Templeton Foreign Fund: Class A	12.030363	12.971191	7.82%	0	2005
	10.449404	12.030363	15.13%	0	2004
	8.215573	10.449404	27.19%	0	2003

Van Kampen Growth and Income Fund: Class A	13.646126	14.612404	7.08%	0	2005
	12.289850	13.646126	11.04%	0	2004
	10.000000	12.289850	22.90%	0	2003*

Van Kampen Mid Cap Growth Fund: Class A	14.348294	16.446025	14.62%	0	2005
	12.165559	14.348294	17.94%	0	2004
	10.000000	12.165559	21.66%	0	2003*

Van Kampen Real Estate Securities Fund: Class A	16.823315	19.117432	13.64%	0	2005
	12.630884	16.823315	33.19%	0	2004
	10.000000	12.630884	26.31%	0	2003*

Waddell & Reed Advisors Small Cap Fund: Class A	13.360175	14.631420	9.52%	0	2005
	12.104591	13.360175	10.37%	0	2004
	10.000000	12.104591	21.05%	0	2003*

Wells Fargo Advantage Common Stock Fund: Class Z	10.665298	11.642325	9.16%	0	2005
	9.953173	10.665298	7.15%	0	2004
	7.363653	9.953173	35.17%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Growth Fund: Investor Class	10.861461	11.537297	6.22%	0	2005
	9.901456	10.861461	9.70%	0	2004
	10.000000	9.901456	-0.99%	0	2003*

Wells Fargo Advantage Growth and Income Fund: Investor Class	8.557290	8.188460	-4.31%	0	2005
	8.065043	8.557290	6.10%	0	2004
	6.650315	8.065043	21.27%	0	2003

Wells Fargo Advantage Mid Cap Growth Fund: Class Z	10.000000	10.994020	9.94%	0	2005*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBBal) 24,995 shares (cost $299,258)	$306,188
AIM Dynamics Fund – Investor Class (AIMDynam) 334,664 shares (cost $4,671,817)	6,094,227
AIM Small Company Growth Fund – Investor Class (AIMSmCoGr) 63,076 shares (cost $777,983)	836,387
American Century Growth Fund – Investor Class (ACGroI) 404,618 shares (cost $10,387,560)	8,327,032
American Century Income & Growth Fund – Advisor Class (ACIncGroA) 88,403 shares (cost $2,548,192)	2,679,503
American Century Income & Growth Fund – Investor Class (ACIncGroI) 227,262 shares (cost $6,597,757)	6,892,843
American Century International Growth Fund – Advisor Class (ACIntlGrA) 33,011 shares (cost $264,864)	332,752
American Century International Growth Fund – Investor Class (ACIntlGrI) 165,160 shares (cost $1,228,196)	1,666,469
American Century Short-Term Government Fund – Investor Class (ACSTGvtI) 309,477 shares (cost $2,970,488)	2,899,800
American Century Ultra ®Fund – Investor Class (ACUltraI) 534,163 shares (cost $17,412,953)	16,072,950
American Century VP – International Fund – Class IV (ACVPInt4) 77,190 shares (cost $557,762)	634,502
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc) 106,420 shares (cost $1,084,865)	1,012,056
Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr) 114,075 shares (cost $3,441,531)	3,795,267
Delaware Delchester Fund – Institutional Class (DeDelFund) 127,235 shares (cost $418,206)	412,243
Dreyfus A Bonds Plus, Inc. (DryABonds) 201,703 shares (cost $2,769,479)	2,731,060
Dreyfus Appreciation Fund, Inc. (DryApp) 135,360 shares (cost $4,836,414)	5,380,565
Dreyfus Emerging Leaders Fund (DryELead) 2,059 shares (cost $76,074)	85,272
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 102,723 shares (cost $2,006,702)	1,931,191
Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen) 120,774 shares (cost $1,002,720)	1,045,905
Dreyfus S&P 500 Index Fund (Dry500Ix) 495,050 shares (cost $17,494,194)	17,995,068
Evergreen Equity Income Fund – Class I (EvInc) 47,388 shares (cost $1,024,060)	1,085,655
Federated Equity Income Fund – Class F Shares (FedEqInc) 5,191 shares (cost $78,263)	92,875
Federated High Yield Trust (FedHiYld) 344,775 shares (cost $2,107,250)	2,037,619
Federated Intermediate Corporate Bond Fund – Institutional Service Class (FedIntCorpBd) 84,944 shares (cost $861,516)	850,291
Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F (FedBdFd) 270,148 shares (cost $2,421,511)	2,396,213
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity®Advisor Balanced Fund – Class A (FidABalA) 41,370 shares (cost $626,852)	$654,891
Fidelity®Advisor Balanced Fund – Class T (FidABalT) 71,976 shares (cost $1,102,490)	1,145,857
Fidelity®Advisor Equity Growth Fund – Class A (FidAEGroA) 19,167 shares (cost $836,347)	919,626
Fidelity®Advisor Equity Income Fund – Class A (FidAEqIncA) 149,675 shares (cost $3,788,034)	4,189,390
Fidelity®Advisor Equity Income Fund – Class T (FidAEqIncT) 150,810 shares (cost $3,811,931)	4,273,968
Fidelity®Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 29,388 shares (cost $909,561)	958,337
Fidelity®Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 126,812 shares (cost $4,017,004)	4,198,757
Fidelity®Advisor High Income Advantage Fund – Class T (FidAHiIncT) 263,205 shares (cost $2,544,370)	2,568,881
Fidelity®Advisor Overseas Fund – Class A (FidAOvA) 10,412 shares (cost $172,053)	202,623
Fidelity®Asset Manager™ (FidAsMgr) 200,588 shares (cost $3,075,691)	3,219,445
Fidelity®Capital & Income Fund (FidCapInc) 57,101 shares (cost $473,425)	477,937
Fidelity®Equity-Income Fund (FidEqInc) 199,711 shares (cost $9,635,331)	10,540,724
Fidelity®Magellan®Fund (FidMgln) 173,462 shares (cost $20,894,522)	18,463,244
Fidelity®Puritan®Fund (FidPurtn) 521,893 shares (cost $9,474,533)	9,775,051
Fidelity®VIP – High Income Portfolio – Initial Class (FidVIPHI) 3,388 shares (cost $20,294)	20,905
Fidelity®VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 43,891 shares (cost $782,965)	891,871
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 357,703 shares (cost $7,499,489)	8,516,900
Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr) 66,008 shares (cost $2,085,264)	2,489,804
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 187,695 shares (cost $2,645,841)	2,928,047
Franklin VIT – Franklin Balance Sheet Investment Fund – Class A (FranBSInv) 57,200 shares (cost $3,149,642)	3,530,956
Gartmore Bond Fund – Class D (GartBond) 212,171 shares (cost $2,043,031)	2,038,961
Gartmore Bond Index Fund – Class A (GartBdIx) 24,772 shares (cost $274,026)	268,525
Gartmore Government Bond Fund – Class D (GartGvtBd) 472,561 shares (cost $4,979,852)	4,824,844
Gartmore Growth Fund – Class A (GartGrowA) 95,867 shares (cost $618,774)	671,067
Gartmore Growth Fund – Class D (GartGrowD) 165,421 shares (cost $994,512)	1,179,451
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 23,502 shares (cost $264,021)	281,323
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 3,079 shares (cost $31,984)	31,620
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 79,550 shares (cost $871,819)	906,865
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 81,867 shares (cost $942,919)	969,304
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 7,920 shares (cost $86,378)	$86,408
Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 23,047 shares (cost $223,495)	231,159
Gartmore ID Aggressive Fund – Service Class (GartIDAgg) 134,631 shares (cost $1,191,949)	1,304,578
Gartmore ID Conservative Fund – Service Class (GartIDCon) 161,610 shares (cost $1,637,115)	1,640,346
Gartmore ID Moderate Fund – Service Class (GartIDMod) 733,848 shares (cost $7,092,859)	7,507,260
Gartmore ID Moderately Aggressive Fund – Service Class (GartIDModAgg) 298,997 shares (cost $2,822,560)	2,998,942
Gartmore ID Moderately Conservative Fund – Service Class (GartIDModCon) 186,715 shares (cost $1,857,493)	1,906,357
Gartmore International Index Fund – Class A (GartIntlndx) 2,140 shares (cost $16,053)	19,366
Gartmore Large Cap Value Fund – Class A (GartLgCpVal) 156,825 shares (cost $1,990,800)	2,032,457
Gartmore Mid Cap Market Index Fund – Class A (GartMdCpMkt) 66,202 shares (cost $860,056)	977,797
Gartmore Money Market Fund – Prime Shares (GartMyMkt) 9,165,506 shares (cost $9,165,506)	9,165,506
Gartmore Money Market Fund – Service Class (GartMyMktS) 4,750,652 shares (cost $4,750,652)	4,750,652
Gartmore Nationwide Fund – Class D (GartNWFund) 294,695 shares (cost $5,740,023)	5,534,374
Gartmore S&P 500 Index Fund – Service Class (GartSP500Indx) 380,488 shares (cost $3,643,158)	4,044,588
Gartmore Small Cap Fund – Class A (GartSmCap) 266,372 shares (cost $4,428,153)	4,645,526
Gartmore Small Cap Index Fund – Class A (GartSmCapIx) 65,865 shares (cost $743,645)	785,114
Gartmore Value Opportunities Fund – Class A (GartValOpp) 23,491 shares (cost $349,867)	321,359
Janus Adviser Balanced Fund (JanBal) 54,227 shares (cost $1,257,006)	1,418,030
Janus Adviser International Growth Fund (JanIntlGr) 1,288 shares (cost $35,438)	48,771
Janus Adviser Worldwide Fund – Class S (JanWorld) 21,138 shares (cost $532,771)	612,576
Janus Fund (JanFund) 308,229 shares (cost $9,321,502)	7,869,094
Janus Twenty Fund (Jan20Fd) 484,250 shares (cost $29,752,925)	23,689,491
Janus Worldwide Fund (JanWrldwde) 147,251 shares (cost $8,259,768)	6,381,854
Lazard Small Cap Portfolio – Open Shares (LazSmCap) 190,905 shares (cost $3,488,167)	2,918,940
MFS®Strategic Income Fund – Class A (MFSStratIncA) 152,851 shares (cost $1,027,075)	1,022,575
Neuberger Berman EF – Guardian Fund – Investor Class Shares (NBEFGuard) 172,155 shares (cost $2,539,866)	3,071,246
Neuberger Berman EF – Partners Fund – Investor Class Shares (NBEFPart) 255,631 shares (cost $5,827,607)	7,170,460
Neuberger Berman ET – Genesis Fund – Trust Class Shares (NBETGen) 377,303 shares (cost $14,851,718)	18,318,049
Neuberger Berman ET – Guardian Fund – Trust Class Shares (NBETGuard) 21,618 shares (cost $229,673)	303,728
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman ET – Partners Fund – Trust Class Shares (NBETPart) 26,268 shares (cost $513,482)	$568,694
Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares (NBETSocRes) 33,353 shares (cost $503,591)	524,976
Neuberger Berman Limited Maturity Bond Fund®– Investor Class Shares (NBLtdMat) 112,786 shares (cost $1,075,401)	1,029,733
Oppenheimer Capital Appreciation Fund A (OppCapApA) 67,309 shares (cost $2,716,607)	2,888,228
Oppenheimer Champion Income Fund A (OppChpInc) 30,482 shares (cost $287,017)	284,395
Oppenheimer Global Fund A (OppGlob) 221,148 shares (cost $10,959,954)	14,750,602
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 171,418 shares (cost $4,689,389)	5,682,492
Oppenheimer Strategic Income Fund – Class A (OppStratInc) 147,428 shares (cost $627,781)	617,723
Phoenix Balanced Fund – Class A (PhxBalFd) 77,599 shares (cost $1,105,515)	1,129,071
PIMCO Total Return Fund – Class A (PimTotRet) 398,849 shares (cost $4,268,876)	4,187,913
Putnam International Equity Fund – Class A (PIntEq) 163 shares (cost $3,498)	4,255
Putnam Voyager Fund – Class A (PVoyager) 9,397 shares (cost $147,062)	163,509
Templeton Foreign Fund – Class A (TemForFd) 447,589 shares (cost $4,745,551)	5,675,423
Van Kampen Growth and Income Fund – Class A (VKGrInc) 107,588 shares (cost $2,054,268)	2,209,859
Van Kampen Growth Fund – Class A (VKGrowth) 18,513 shares (cost $434,084)	464,307
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 57,561 shares (cost $1,312,104)	1,422,911
Waddell & Reed Advisors Small Cap Fund, Inc. – Class A (WRAdSmCap) 16,262 shares (cost $222,879)	243,443
Wells Fargo Advantage Funds – Common Stock Fund – Class Z (WFComStk) 196,313 shares (cost $3,922,980)	4,273,737
Wells Fargo Advantage Funds – Growth and Income Fund (WFGrInc) 12,053 shares (cost $221,373)	251,425
Wells Fargo Advantage Funds – Growth Fund (WFGrowth) 8,619 shares (cost $175,679)	181,774
Wells Fargo Advantage Funds – Large Cap Growth Fund (WFLgCpGr) 84,009 shares (cost $1,912,425)	2,061,581
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 64,872 shares (cost $384,343)	397,018

Total investments	348,522,779
Accounts receivable	18,463

Total assets	348,541,242
Accounts payable	–

Contract owners’ equity (note 4)	$348,541,242

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBBal	AIMDynam	AIMSmCoGr	AIMTotRet	ACGroI	ACIncGroA	ACIncGroI
Reinvested dividends	$4,507,542	2,809	–	–	2,959	34,629	42,944	135,462
Mortality and expense risk charges (note 2)	(4,291,929)	(1,677)	(74,036)	(5,551)	(2,055)	(108,873)	(29,004)	(92,788)

Net investment income (loss)	215,613	1,132	(74,036)	(5,551)	904	(74,244)	13,940	42,674

Proceeds from mutual fund shares sold	86,766,363	13,506	1,353,237	131,230	346,838	1,124,528	352,687	1,327,905
Cost of mutual fund shares sold	(92,813,421)	(13,353)	(1,632,510)	(118,838)	(335,865)	(1,653,103)	(320,502)	(1,391,217)

Realized gain (loss) on investments	(6,047,058)	153	(279,273)	12,392	10,973	(528,575)	32,185	(63,312)
Change in unrealized gain (loss) on investments	17,060,505	6,929	833,628	8,431	(16,111)	883,547	(56,598)	(18,923)

Net gain (loss) on investments	11,013,447	7,082	554,355	20,823	(5,138)	354,972	(24,413)	(82,235)

Reinvested capital gains	7,651,107	–	–	–	–	–	97,275	269,498

Net increase (decrease) in contract owners’ equity resulting from operations	$18,880,167	8,214	480,319	15,272	(4,234)	280,728	86,802	229,937

Investment activity:	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
Reinvested dividends	$4,924	28,906	92,115	19,836	4,296	21,975	–	40,106
Mortality and expense risk charges (note 2)	(3,463)	(22,375)	(35,550)	(213,890)	(6,828)	(13,605)	(51,461)	(6,638)

Net investment income (loss)	1,461	6,531	56,565	(194,054)	(2,532)	8,370	(51,461)	33,468

Proceeds from mutual fund shares sold	33,006	404,658	685,535	4,342,334	405,746	203,497	677,035	294,413
Cost of mutual fund shares sold	(28,713)	(286,114)	(701,607)	(5,945,791)	(370,823)	(215,797)	(1,098,779)	(276,184)

Realized gain (loss) on investments	4,293	118,544	(16,072)	(1,603,457)	34,923	(12,300)	(421,744)	18,229
Change in unrealized gain (loss) on investments	29,729	57,725	(27,201)	1,865,320	26,297	(71,965)	682,766	(40,520)

Net gain (loss) on investments	34,022	176,269	(43,273)	261,863	61,220	(84,265)	261,022	(22,291)

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$35,483	182,800	13,292	67,809	58,688	(75,895)	209,561	11,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
Reinvested dividends	$135,839	72,805	–	32,065	4,019	237,761	17,000	1,787
Mortality and expense risk charges (note 2)	(39,321)	(65,790)	(1,002)	(25,658)	(14,357)	(239,965)	(14,392)	(1,109)

Net investment income (loss)	96,518	7,015	(1,002)	6,407	(10,338)	(2,204)	2,608	678

Proceeds from mutual fund shares sold	793,725	1,086,091	12,800	358,435	200,280	3,050,192	218,724	12,960
Cost of mutual fund shares sold	(801,020)	(1,053,637)	(10,990)	(366,670)	(308,075)	(3,487,685)	(194,579)	(10,815)

Realized gain (loss) on investments	(7,295)	32,454	1,810	(8,235)	(107,795)	(437,493)	24,145	2,145
Change in unrealized gain (loss) on investments	(59,042)	119,250	(7,234)	(81,935)	141,094	990,794	(47,434)	(1,498)

Net gain (loss) on investments	(66,337)	151,704	(5,424)	(90,170)	33,299	553,301	(23,289)	647

Reinvested capital gains	–	–	12,533	15,231	–	–	48,651	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,181	158,719	6,107	(68,532)	22,961	551,097	27,970	1,325

Investment activity:	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
Reinvested dividends	$165,043	42,965	136,994	13,892	20,225	–	38,870	31,162
Mortality and expense risk charges (note 2)	(27,015)	(12,803)	(31,203)	(7,945)	(15,182)	(11,705)	(44,309)	(55,460)

Net investment income (loss)	138,028	30,162	105,791	5,947	5,043	(11,705)	(5,439)	(24,298)

Proceeds from mutual fund shares sold	1,124,024	443,829	451,745	223,418	302,071	471,896	844,123	787,972
Cost of mutual fund shares sold	(1,142,630)	(451,834)	(425,914)	(218,612)	(316,149)	(422,061)	(646,763)	(682,698)

Realized gain (loss) on investments	(18,606)	(8,005)	25,831	4,806	(14,078)	49,835	197,360	105,274
Change in unrealized gain (loss) on investments	(93,689)	(13,176)	(118,798)	(22,000)	(14,689)	3,625	(195,150)	(104,829)

Net gain (loss) on investments	(112,295)	(21,181)	(92,967)	(17,194)	(28,767)	53,460	2,210	445

Reinvested capital gains	–	–	–	35,865	62,490	–	217,246	221,059

Net increase (decrease) in contract owners’ equity resulting from operations	$25,733	8,981	12,824	24,618	38,766	41,755	214,017	197,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
Reinvested dividends	$1,732	873	189,812	1,990	79,615	29,932	167,328	172,110
Mortality and expense risk charges (note 2)	(7,264)	(52,397)	(34,548)	(2,436)	(44,493)	(6,410)	(137,223)	(246,780)

Net investment income (loss)	(5,532)	(51,524)	155,264	(446)	35,122	23,522	30,105	(74,670)

Proceeds from mutual fund shares sold	722,307	871,661	928,748	97,523	912,534	83,063	1,537,876	3,370,656
Cost of mutual fund shares sold	(709,320)	(1,258,903)	(885,869)	(88,008)	(1,010,251)	(99,531)	(1,512,618)	(4,124,630)

Realized gain (loss) on investments	12,987	(387,242)	42,879	9,515	(97,717)	(16,468)	25,258	(753,974)
Change in unrealized gain (loss) on investments	13,440	698,681	(120,377)	10,706	58,469	9,528	(34,410)	1,195,038

Net gain (loss) on investments	26,427	311,439	(77,498)	20,221	(39,248)	(6,940)	(9,152)	441,064

Reinvested capital gains	–	–	7,806	3,125	80,193	–	419,075	513,479

Net increase (decrease) in contract owners’ equity resulting from operations	$20,895	259,915	85,572	22,900	76,067	16,582	440,028	879,873

Investment activity:	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
Reinvested dividends	$261,504	3,058	1,904	113,824	2,833	34,340	25,250	95,707
Mortality and expense risk charges (note 2)	(132,716)	(265)	(5,384)	(100,048)	(25,235)	(32,511)	(32,869)	(27,239)

Net investment income (loss)	128,788	2,793	(3,480)	13,776	(22,402)	1,829	(7,619)	68,468

Proceeds from mutual fund shares sold	1,931,269	285	364,686	2,085,899	1,066,199	1,312,322	630,664	513,480
Cost of mutual fund shares sold	(2,000,254)	(346)	(329,748)	(1,704,483)	(934,571)	(1,127,039)	(391,927)	(499,950)

Realized gain (loss) on investments	(68,985)	(61)	34,938	381,416	131,628	185,283	238,737	13,530
Change in unrealized gain (loss) on investments	(52,409)	(2,447)	60,898	(47,838)	79,027	41,095	(76,434)	(43,131)

Net gain (loss) on investments	(121,394)	(2,508)	95,836	333,578	210,655	226,378	162,303	(29,601)

Reinvested capital gains	307,367	–	1,803	369,251	–	–	132,540	–

Net increase (decrease) in contract owners’ equity resulting from operations	$314,761	285	94,159	716,605	188,253	228,207	287,224	38,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$9,817	213,828	219	1,532	4,500	335	17,340	15,501
Mortality and expense risk charges (note 2)	(3,032)	(68,194)	(6,564)	(15,480)	(2,777)	(109)	(9,072)	(8,530)

Net investment income (loss)	6,785	145,634	(6,345)	(13,948)	1,723	226	8,268	6,971

Proceeds from mutual fund shares sold	47,373	1,996,327	191,164	220,779	4,771	4,114	40,633	138,198
Cost of mutual fund shares sold	(48,319)	(2,114,791)	(182,006)	(193,938)	(4,119)	(4,108)	(37,698)	(127,290)

Realized gain (loss) on investments	(946)	(118,464)	9,158	26,841	652	6	2,935	10,908
Change in unrealized gain (loss) on investments	(4,259)	53,690	19,431	47,195	12,652	(369)	7,847	7,833

Net gain (loss) on investments	(5,205)	(64,774)	28,589	74,036	13,304	(363)	10,782	18,741

Reinvested capital gains	–	4,002	–	–	4,918	501	13,059	16,452

Net increase (decrease) in contract owners’ equity resulting from operations	$1,580	84,862	22,244	60,088	19,945	364	32,109	42,164

Investment activity:	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
Reinvested dividends	$1,343	4,107	20,668	39,919	150,034	52,886	43,085	483
Mortality and expense risk charges (note 2)	(506)	(2,193)	(11,747)	(16,575)	(72,242)	(28,379)	(17,912)	(373)

Net investment income (loss)	837	1,914	8,921	23,344	77,792	24,507	25,173	110

Proceeds from mutual fund shares sold	9,481	47,086	154,128	223,813	366,533	316,394	292,069	26,556
Cost of mutual fund shares sold	(9,393)	(39,250)	(105,255)	(212,773)	(298,549)	(298,907)	(269,576)	(23,481)

Realized gain (loss) on investments	88	7,836	48,873	11,040	67,984	17,487	22,493	3,075
Change in unrealized gain (loss) on investments	(87)	(6,608)	(6,753)	(23,115)	93,794	81,675	(20,980)	(1,412)

Net gain (loss) on investments	1	1,228	42,120	(12,075)	161,778	99,162	1,513	1,663

Reinvested capital gains	1,099	–	24,647	19,318	79,895	39,361	30,172	530

Net increase (decrease) in contract owners’ equity resulting from operations	$1,937	3,142	75,688	30,587	319,465	163,030	56,858	2,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
Reinvested dividends	$18,652	8,163	271,409	140,411	47,132	47,541	–	6,355
Mortality and expense risk charges (note 2)	(23,143)	(9,892)	(132,584)	(63,555)	(72,883)	(45,419)	(45,916)	(8,300)

Net investment income (loss)	(4,491)	(1,729)	138,825	76,856	(25,751)	2,122	(45,916)	(1,945)

Proceeds from mutual fund shares sold	1,059,297	186,504	5,796,377	7,699,891	976,629	772,922	1,858,759	222,793
Cost of mutual fund shares sold	(898,389)	(123,174)	(5,796,377)	(7,699,891)	(1,409,195)	(570,700)	(1,656,351)	(201,978)

Realized gain (loss) on investments	160,908	63,330	–	–	(432,566)	202,222	202,408	20,815
Change in unrealized gain (loss) on investments	(147,854)	(13,146)	–	–	59,267	(110,651)	(5,744)	(28,794)

Net gain (loss) on investments	13,054	50,184	–	–	(373,299)	91,571	196,664	(7,979)

Reinvested capital gains	88,056	41,666	–	–	719,667	28,520	513,742	30,661

Net increase (decrease) in contract owners’ equity resulting from operations	$96,619	90,121	138,825	76,856	320,617	122,213	664,490	20,737

Investment activity:	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
Reinvested dividends	$580	19,675	283	4,903	5,580	49,685	73,143	–
Mortality and expense risk charges (note 2)	(4,525)	(14,907)	(562)	(8,169)	(108,057)	(302,202)	(88,266)	(38,960)

Net investment income (loss)	(3,945)	4,768	(279)	(3,266)	(102,477)	(252,517)	(15,123)	(38,960)

Proceeds from mutual fund shares sold	401,555	182,583	13,803	260,250	2,103,148	3,723,042	1,742,294	996,286
Cost of mutual fund shares sold	(414,039)	(160,542)	(12,716)	(225,024)	(3,926,789)	(5,994,293)	(3,296,249)	(821,277)

Realized gain (loss) on investments	(12,484)	22,041	1,087	35,226	(1,823,641)	(2,271,251)	(1,553,955)	175,009
Change in unrealized gain (loss) on investments	(5,144)	27,828	10,847	(5,189)	2,102,293	4,271,134	1,830,230	(742,467)

Net gain (loss) on investments	(17,628)	49,869	11,934	30,037	278,652	1,999,883	276,275	(567,458)

Reinvested capital gains	42,554	28,611	–	–	–	–	–	667,901

Net increase (decrease) in contract owners’ equity resulting from operations	$20,981	83,248	11,655	26,771	176,175	1,747,366	261,152	61,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MFSStratIncA	NBEFGuard	NBEFPart	NBETGen	NBETGuard	NBETPart	NBETSocRes	NBLtdMat
Reinvested dividends	$57,790	20,625	64,073	–	1,706	2,364	1,930	44,715
Mortality and expense risk charges (note 2)	(12,535)	(40,438)	(80,351)	(200,131)	(3,977)	(4,476)	(4,176)	(15,736)

Net investment income (loss)	45,255	(19,813)	(16,278)	(200,131)	(2,271)	(2,112)	(2,246)	28,979

Proceeds from mutual fund shares sold	163,209	631,257	769,174	2,192,241	125,332	141,756	20,458	337,782
Cost of mutual fund shares sold	(150,527)	(710,289)	(722,096)	(1,669,073)	(107,129)	(106,775)	(17,548)	(355,064)

Realized gain (loss) on investments	12,682	(79,032)	47,078	523,168	18,203	34,981	2,910	(17,282)
Change in unrealized gain (loss) on investments	(50,095)	303,494	603,383	1,483,301	4,987	3,477	16,185	(9,279)

Net gain (loss) on investments	(37,413)	224,462	650,461	2,006,469	23,190	38,458	19,095	(26,561)

Reinvested capital gains	–	–	312,361	404,316	–	18,900	15,231	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,842	204,649	946,544	2,210,654	20,919	55,246	32,080	2,418

Investment activity:	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
Reinvested dividends	$16,669	13,515	93,231	34,820	37,758	21,930	127,753	84
Mortality and expense risk charges (note 2)	(29,505)	(2,217)	(186,156)	(53,241)	(5,462)	(14,201)	(45,540)	(55)

Net investment income (loss)	(12,836)	11,298	(92,925)	(18,421)	32,296	7,729	82,213	29

Proceeds from mutual fund shares sold	1,690,340	34,639	3,210,234	678,051	102,700	167,076	1,320,952	58
Cost of mutual fund shares sold	(1,494,786)	(33,285)	(2,344,305)	(567,317)	(97,715)	(167,572)	(1,334,936)	(52)

Realized gain (loss) on investments	195,554	1,354	865,929	110,734	4,985	(496)	(13,984)	6
Change in unrealized gain (loss) on investments	(98,314)	(9,339)	470,761	532,390	(23,809)	(30,690)	(43,908)	386

Net gain (loss) on investments	97,240	(7,985)	1,336,690	643,124	(18,824)	(31,186)	(57,892)	392

Reinvested capital gains	–	–	436,586	–	–	25,687	32,815	–

Net increase (decrease) in contract owners’ equity resulting from operations	$84,404	3,313	1,680,351	624,703	13,472	2,230	57,136	421

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	PVoyager	StrMidCap	TemForFd	VKGrInc	VKGrowth	VKRealEstSec	WRAdSmCap	WFComStk
Reinvested dividends	$1,162	–	92,075	24,647	–	17,342	–	–
Mortality and expense risk charges (note 2)	(1,572)	(1,195)	(71,609)	(20,566)	(2,681)	(12,818)	(2,443)	(52,885)

Net investment income (loss)	(410)	(1,195)	20,466	4,081	(2,681)	4,524	(2,443)	(52,885)

Proceeds from mutual fund shares sold	15,217	674,396	1,369,661	208,205	97,313	180,566	52,542	975,253
Cost of mutual fund shares sold	(14,070)	(620,711)	(1,100,820)	(163,272)	(80,055)	(144,496)	(43,437)	(808,846)

Realized gain (loss) on investments	1,147	53,685	268,841	44,933	17,258	36,070	9,105	166,407
Change in unrealized gain (loss) on investments	8,740	(55,480)	(79,944)	(16,196)	15,893	64,125	(2,594)	(333,946)

Net gain (loss) on investments	9,887	(1,795)	188,897	28,737	33,151	100,195	6,511	(167,539)

Reinvested capital gains	–	–	292,099	137,193	12,739	82,875	22,148	615,613

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	(2,990)	501,462	170,011	43,209	187,594	26,216	395,189

Investment activity:	WFGrInc	WFGrowth	WFLgCpGr	WFMidCpGr
Reinvested dividends	$1,044	–	–	–
Mortality and expense risk charges (note 2)	(2,854)	(479)	(25,797)	(4,980)

Net investment income (loss)	(1,810)	(479)	(25,797)	(4,980)

Proceeds from mutual fund shares sold	40,785	52,832	374,041	557,129
Cost of mutual fund shares sold	(32,897)	(49,736)	(580,891)	(512,508)

Realized gain (loss) on investments	7,888	3,096	(206,850)	44,621
Change in unrealized gain (loss) on investments	(14,240)	4,674	352,545	12,675

Net gain (loss) on investments	(6,352)	7,770	145,695	57,296

Reinvested capital gains	–	–	–	32,725

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,162)	7,291	119,898	85,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBBal		AIMDynam		AIMSmCoGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$215,613	(75,031)	1,132	–	(74,036)	(79,059)	(5,551)	(6,051)
Realized gain (loss) on investments	(6,047,058)	(11,071,366)	153	–	(279,273)	(1,297,653)	12,392	8,784
Change in unrealized gain (loss) oninvestments	17,060,505	38,567,086	6,929	–	833,628	1,972,234	8,431	48,684
Reinvested capital gains	7,651,107	3,119,972	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,880,167	30,540,661	8,214	–	480,319	595,522	15,272	51,417

Equity transactions:
Purchase payments received from contract owners (note 3)	38,318,495	39,747,759	3,315	–	553,700	569,959	40,119	54,377
Transfers between funds	–	–	302,495	–	(196,601)	(734,780)	312,210	23,951
Redemptions (note 3)	(51,464,050)	(54,016,120)	(7,814)	–	(903,135)	(795,250)	(56,619)	(171,880)
Annuity benefits	(10,761)	(10,445)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(369,724)	(397,666)	–	–	(7,484)	(8,655)	–	–
Contingent deferred sales charges (note 2)	(376,282)	(382,282)	(29)	–	(7,898)	(11,388)	(1,002)	(536)
Adjustments to maintain reserves	24,932	(1,568)	1,334	–	(165)	2,802	(128)	97

Net equity transactions	(13,877,390)	(15,060,322)	299,301	–	(561,583)	(977,312)	294,580	(93,991)

Net change in contract owners’ equity	5,002,777	15,480,339	307,515	–	(81,264)	(381,790)	309,852	(42,574)
Contract owners’ equity beginning of period	343,538,465	328,058,126	–	–	6,175,372	6,557,162	526,465	569,039

Contract owners’ equity end of period	$348,541,242	343,538,465	307,515	–	6,094,108	6,175,372	836,317	526,465

CHANGES IN UNITS:
Beginning units	20,285,035	20,918,239	–	–	721,091	833,176	76,283	92,094

Units purchased	6,524,700	9,927,899	31,384	–	145,058	118,918	60,338	43,077
Units redeemed	(6,766,224)	(10,561,103)	(1,441)	–	(193,429)	(231,003)	(20,322)	(58,888)

Ending units	20,043,511	20,285,035	29,943	–	672,720	721,091	116,299	76,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMTotRet		ACGroI		ACIncGroA		ACIncGroI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$904	620	(74,244)	(106,507)	13,940	13,480	42,674	51,160
Realized gain (loss) on investments	10,973	(9,695)	(528,575)	(396,835)	32,185	119,851	(63,312)	(116,326)
Change in unrealized gain (loss) on investments	(16,111)	17,770	883,547	1,196,644	(56,598)	110,906	(18,923)	848,319
Reinvested capital gains	–	–	–	–	97,275	–	269,498	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,234)	8,695	280,728	693,302	86,802	244,237	229,937	783,153

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	13,333	430,615	470,456	352,701	706,816	421,962	572,017
Transfers between funds	(322,918)	(66,368)	(177,824)	53,283	146,561	830,341	(20,711)	(55,612)
Redemptions (note 3)	(15,075)	(27,619)	(958,834)	(924,670)	(288,290)	(1,481,003)	(1,239,200)	(968,765)
Annuity benefits	–	–	(10,422)	(10,130)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(11,249)	(12,285)	–	–	(11,225)	(11,658)
Contingent deferred sales charges (note 2)	(292)	(740)	(6,332)	(8,381)	(3,450)	(1,914)	(10,480)	(9,053)
Adjustments to maintain reserves	(26)	(16)	3,422	4,120	(81)	(17)	3	356

Net equity transactions	(334,698)	(81,410)	(730,624)	(427,607)	207,441	54,223	(859,651)	(472,715)

Net change in contract owners’ equity	(338,932)	(72,715)	(449,896)	265,695	294,243	298,460	(629,714)	310,438
Contract owners’ equity beginning of period	338,932	411,647	8,775,738	8,510,043	2,385,190	2,086,730	7,522,589	7,212,151

Contract owners’ equity end of period	$–	338,932	8,325,842	8,775,738	2,679,433	2,385,190	6,892,875	7,522,589

CHANGES IN UNITS:
Beginning units	34,578	43,049	216,274	199,202	261,253	254,671	404,012	431,936

Units purchased	667	2,339	39,913	52,660	65,536	298,844	40,219	66,179
Units redeemed	(35,245)	(10,810)	(37,608)	(35,588)	(42,857)	(292,262)	(86,323)	(94,103)

Ending units	–	34,578	218,579	216,274	283,932	261,253	357,908	404,012

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACIntlGrA		ACIntlGrI		ACSTGvtI		ACUltraI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,461	(3,408)	6,531	(7,318)	56,565	22,480	(194,054)	(229,910)
Realized gain (loss) on investments	4,293	74,317	118,544	189,041	(16,072)	(10,254)	(1,603,457)	(779,076)
Change in unrealized gain (loss) on investments	29,729	(2,414)	57,725	50,554	(27,201)	(29,139)	1,865,320	2,586,317
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,483	68,495	182,800	232,277	13,292	(16,913)	67,809	1,577,331

Equity transactions:
Purchase payments received from contract owners (note 3)	–	23,237	901	68,838	429,530	375,041	1,225,132	1,356,020
Transfers between funds	(13,140)	(798,159)	(195,870)	(194,798)	(122,199)	(148,843)	(1,056,681)	(599,961)
Redemptions (note 3)	(16,246)	(27,636)	(175,818)	(310,729)	(494,273)	(574,531)	(2,299,841)	(2,631,224)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,618)	(3,298)	(2,637)	(3,058)	(20,614)	(23,566)
Contingent deferred sales charges (note 2)	(114)	(302)	(796)	(1,818)	(4,171)	(5,480)	(20,645)	(21,017)
Adjustments to maintain reserves	(36)	(17)	2	246	(224)	(164)	(72)	625

Net equity transactions	(29,536)	(802,877)	(374,199)	(441,559)	(193,974)	(357,035)	(2,172,721)	(1,919,123)

Net change in contract owners’ equity	5,947	(734,382)	(191,399)	(209,282)	(180,682)	(373,948)	(2,104,912)	(341,792)
Contract owners’ equity beginning of period	326,791	1,061,173	1,857,828	2,067,110	3,079,892	3,453,840	18,177,859	18,519,651

Contract owners’ equity end of period	$332,738	326,791	1,666,429	1,857,828	2,899,210	3,079,892	16,072,947	18,177,859

CHANGES IN UNITS:
Beginning units	46,456	172,001	91,337	115,663	173,163	194,103	1,146,821	1,249,922

Units purchased	–	177,802	42	19,898	39,455	37,318	319,769	185,119
Units redeemed	(4,169)	(303,347)	(18,144)	(44,224)	(42,721)	(58,258)	(455,164)	(288,220)

Ending units	42,287	46,456	73,235	91,337	169,897	173,163	1,011,426	1,146,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInt4		CSGIFixInc		CSMidCpGr		DeDelFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,532)	(1,774)	8,370	57,878	(51,461)	(50,125)	33,468	31,493
Realized gain (loss) on investments	34,923	2,351	(12,300)	3,684	(421,744)	(703,537)	18,229	46,974
Change in unrealized gain (loss) on investments	26,297	50,442	(71,965)	18,194	682,766	1,172,232	(40,520)	(18,302)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,688	51,019	(75,895)	79,756	209,561	418,570	11,177	60,165

Equity transactions:
Purchase payments received from contract owners (note 3)	199,757	146,908	111,287	90,382	214,641	287,085	44,364	52,488
Transfers between funds	(183,794)	445,575	39,614	35,069	(68,465)	80,753	(188,598)	26,838
Redemptions (note 3)	(67,302)	(14,800)	(57,430)	(222,963)	(514,850)	(542,792)	(57,741)	(97,200)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(544)	(126)	(1,078)	(1,195)	(5,216)	(5,610)	(667)	(679)
Contingent deferred sales charges (note 2)	(245)	(10)	(259)	(2,376)	(1,881)	(2,702)	(219)	(232)
Adjustments to maintain reserves	(4)	(622)	(25)	30	10	147	92	(199)

Net equity transactions	(52,132)	576,925	92,109	(101,053)	(375,761)	(183,119)	(202,769)	(18,984)

Net change in contract owners’ equity	6,556	627,944	16,214	(21,297)	(166,200)	235,451	(191,592)	41,181
Contract owners’ equity beginning of period	627,944	–	995,819	1,017,116	3,961,483	3,726,032	603,572	562,391

Contract owners’ equity end of period	$634,500	627,944	1,012,033	995,819	3,795,283	3,961,483	411,980	603,572

CHANGES IN UNITS:
Beginning units	55,739	–	65,791	72,744	268,276	282,864	40,881	43,328

Units purchased	33,103	59,438	21,306	29,209	27,462	52,247	6,877	22,852
Units redeemed	(38,332)	(3,699)	(15,231)	(36,162)	(52,170)	(66,835)	(20,506)	(25,299)

Ending units	50,510	55,739	71,866	65,791	243,568	268,276	27,252	40,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryABonds		DryApp		DryBal		DryELead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$96,518	96,429	7,015	5,949	–	12,698	(1,002)	(1,039)
Realized gain (loss) on investments	(7,295)	(12,099)	32,454	(70,387)	–	18,359	1,810	1,179
Change in unrealized gain (loss) on investments	(59,042)	(33,614)	119,250	277,706	–	36,775	(7,234)	10,509
Reinvested capital gains	–	–	–	–	–	–	12,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,181	50,716	158,719	213,268	–	67,832	6,107	10,649

Equity transactions:
Purchase payments received from contract owners (note 3)	210,614	272,898	881,027	713,264	–	191,005	–	36
Transfers between funds	(80,137)	(176,609)	(328,129)	22,397	–	(2,062,137)	(10,142)	(10,777)
Redemptions (note 3)	(654,356)	(362,855)	(569,080)	(552,546)	–	(172,505)	(1,646)	(9,494)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,978)	(4,225)	(4,115)	(4,265)	–	(2,052)	–	–
Contingent deferred sales charges (note 2)	(2,786)	(3,059)	(6,870)	(4,397)	–	(1,385)	–	–
Adjustments to maintain reserves	(56)	120	(80)	142	–	893	(4)	(10)

Net equity transactions	(530,699)	(273,730)	(27,247)	174,595	–	(2,046,181)	(11,792)	(20,245)

Net change in contract owners’ equity	(500,518)	(223,014)	131,472	387,863	–	(1,978,349)	(5,685)	(9,596)
Contract owners’ equity beginning of period	3,231,535	3,454,549	5,249,026	4,861,163	–	1,978,349	90,953	100,549

Contract owners’ equity end of period	$2,731,017	3,231,535	5,380,498	5,249,026	–	–	85,268	90,953

CHANGES IN UNITS:
Beginning units	213,109	231,833	499,347	482,126	–	197,843	8,093	10,101

Units purchased	20,260	26,628	130,500	137,044	–	35,529	–	3
Units redeemed	(55,021)	(45,352)	(127,873)	(119,823)	–	(233,372)	(1,062)	(2,011)

Ending units	178,348	213,109	501,974	499,347	–	–	7,031	8,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryBalOpp		Dry3dCen		Dry500Ix		EvInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,407	22,415	(10,338)	(14,944)	(2,204)	38,197	2,608	5,840
Realized gain (loss) on investments	(8,235)	145	(107,795)	(194,115)	(437,493)	(632,309)	24,145	17,471
Change in unrealized gain (loss) on investments	(81,935)	6,424	141,094	257,879	990,794	2,160,160	(47,434)	29,009
Reinvested capital gains	15,231	12,773	–	–	–	–	48,651	35,252

Net increase (decrease) in contract owners’ equity resulting from operations	(68,532)	41,757	22,961	48,820	551,097	1,566,048	27,970	87,572

Equity transactions:
Purchase payments received from contract owners (note 3)	208,848	4,781	74,924	111,919	1,596,442	1,829,677	81,877	80,368
Transfers between funds	(159,608)	2,129,913	(62,217)	(141,279)	(744,433)	(121,574)	33,255	384,537
Redemptions (note 3)	(206,046)	(1,687)	(139,282)	(102,568)	(2,602,610)	(2,274,696)	(150,319)	(321,621)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,871)	(55)	(1,680)	(1,906)	(31,194)	(34,082)	(1,569)	(1,542)
Contingent deferred sales charges (note 2)	(2,217)	–	(2,110)	(1,111)	(16,453)	(17,809)	(484)	(1,679)
Adjustments to maintain reserves	15,535	(14,241)	(16)	(8)	20	798	11	56

Net equity transactions	(145,359)	2,118,711	(130,381)	(134,953)	(1,798,228)	(617,686)	(37,229)	140,119

Net change in contract owners’ equity	(213,891)	2,160,468	(107,420)	(86,133)	(1,247,131)	948,362	(9,259)	227,691
Contract owners’ equity beginning of period	2,160,468	–	1,153,302	1,239,435	19,242,268	18,293,906	1,094,936	867,245

Contract owners’ equity end of period	$1,946,577	2,160,468	1,045,882	1,153,302	17,995,137	19,242,268	1,085,677	1,094,936

CHANGES IN UNITS:
Beginning units	213,309	–	83,260	94,492	688,019	712,646	46,314	39,990

Units purchased	27,070	214,871	7,216	13,073	86,130	152,575	8,905	24,677
Units redeemed	(43,166)	(1,562)	(15,168)	(24,305)	(149,871)	(177,202)	(10,413)	(18,353)

Ending units	197,213	213,309	75,308	83,260	624,278	688,019	44,806	46,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedEqInc		FedHiYld		FedIntCorpBd		FedBdFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$678	787	138,028	168,977	30,162	16,202	105,791	111,694
Realized gain (loss) on investments	2,145	2,535	(18,606)	18,113	(8,005)	1,274	25,831	33,265
Change in unrealized gain (loss) on investments	(1,498)	7,349	(93,689)	14,846	(13,176)	(4,747)	(118,798)	(19,970)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,325	10,671	25,733	201,936	8,981	12,729	12,824	124,989

Equity transactions:
Purchase payments received from contract owners (note 3)	489	2,923	373,402	433,793	113,906	498,741	201,479	287,294
Transfers between funds	1,439	(17,112)	(311,938)	1,466,551	(67,517)	116,024	151,224	153,990
Redemptions (note 3)	(12,077)	(80)	(385,590)	(1,552,674)	(71,581)	(41,338)	(379,027)	(405,061)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,718)	(1,361)	–	–	(2,443)	(2,480)
Contingent deferred sales charges (note 2)	(26)	–	(2,370)	(2,214)	(447)	(77)	(2,184)	(2,670)
Adjustments to maintain reserves	(5)	(12)	(134)	115	(93)	(12)	147	(968)

Net equity transactions	(10,180)	(14,281)	(328,348)	344,210	(25,732)	573,338	(30,804)	30,105

Net change in contract owners’ equity	(8,855)	(3,610)	(302,615)	546,146	(16,751)	586,067	(17,980)	155,094
Contract owners’ equity beginning of period	101,722	105,332	2,340,085	1,793,939	866,946	280,879	2,414,432	2,259,338

Contract owners’ equity end of period	$92,867	101,722	2,037,470	2,340,085	850,195	866,946	2,396,452	2,414,432

CHANGES IN UNITS:
Beginning units	12,280	14,167	202,267	170,690	68,364	22,611	162,608	160,643

Units purchased	234	936	92,592	664,877	34,663	50,820	32,574	63,851
Units redeemed	(1,505)	(2,823)	(121,096)	(633,300)	(36,657)	(5,067)	(35,251)	(61,886)

Ending units	11,009	12,280	173,763	202,267	66,370	68,364	159,931	162,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidABalA		FidABalT		FidAEGroA		FidAEqIncA
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$5,947	10,220	5,043	10,075	(11,705)	(12,247)	(5,439)	(6,000)
Realized gain (loss) on investments	4,806	160	(14,078)	(25,813)	49,835	28,530	197,360	247,722
Change in unrealized gain (loss) on investments	(22,000)	22,151	(14,689)	59,096	3,625	4,544	(195,150)	92,738
Reinvested capital gains	35,865	–	62,490	–	–	–	217,246	52,743

Net increase (decrease) in contract owners’ equity resulting from operations	24,618	32,531	38,766	43,358	41,755	20,827	214,017	387,203

Equity transactions:
Purchase payments received from contract owners (note 3)	14,626	15,368	144,177	218,181	47,590	122,701	761,885	720,864
Transfers between funds	22,991	32,975	(144,811)	(92,766)	(371,160)	69,796	(259,897)	(100,645)
Redemptions (note 3)	(191,668)	(111,010)	(167,256)	(95,608)	(78,523)	(58,824)	(535,126)	(291,406)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,036)	(2,083)	–	–	–	–
Contingent deferred sales charges (note 2)	(3,797)	(2,283)	(284)	(453)	(906)	(307)	(4,380)	(3,397)
Adjustments to maintain reserves	(23)	6	(13)	46	(43)	(5)	(125)	101

Net equity transactions	(157,871)	(64,944)	(170,223)	27,317	(403,042)	133,361	(37,643)	325,517

Net change in contract owners’ equity	(133,253)	(32,413)	(131,457)	70,675	(361,287)	154,188	176,374	712,720
Contract owners’ equity beginning of period	788,131	820,544	1,277,305	1,206,630	1,280,886	1,126,698	4,012,980	3,300,260

Contract owners’ equity end of period	$654,878	788,131	1,145,848	1,277,305	919,599	1,280,886	4,189,354	4,012,980

CHANGES IN UNITS:
Beginning units	77,870	84,334	85,032	83,221	196,942	176,059	315,936	287,775

Units purchased	6,499	10,408	10,951	18,083	12,273	66,407	71,484	117,747
Units redeemed	(22,154)	(16,872)	(22,359)	(16,272)	(73,500)	(45,524)	(74,051)	(89,586)

Ending units	62,215	77,870	73,624	85,032	135,715	196,942	313,369	315,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidAEqIncT		FidAGrOppA		FidAGrOppT		FidAHiIncT
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(24,298)	(19,583)	(5,532)	(3,429)	(51,524)	(44,291)	155,264	253,104
Realized gain (loss) on investments	105,274	38,907	12,987	27,649	(387,242)	(599,666)	42,879	114,429
Change in unrealized gain (loss) on investments	(104,829)	308,683	13,440	(6,949)	698,681	868,458	(120,377)	24,896
Reinvested capital gains	221,059	58,909	–	–	–	–	7,806	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,206	386,916	20,895	17,271	259,915	224,501	85,572	392,429

Equity transactions:
Purchase payments received from contract owners (note 3)	462,032	358,332	91,015	182,725	264,332	359,130	441	103,595
Transfers between funds	74,921	489,693	381,765	3,721	(110,389)	(164,378)	(370,594)	(653,343)
Redemptions (note 3)	(661,230)	(374,942)	(103,956)	(21,229)	(599,574)	(681,932)	(371,786)	(486,104)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,966)	(5,266)	–	–	(7,182)	(8,174)	(2,585)	(3,284)
Contingent deferred sales charges (note 2)	(1,923)	(5,574)	(3,160)	(797)	(3,743)	(4,032)	(2,917)	(2,399)
Adjustments to maintain reserves	33	164	827	(27)	28	163	27	474

Net equity transactions	(132,133)	462,407	366,491	164,393	(456,528)	(499,223)	(747,414)	(1,041,061)

Net change in contract owners’ equity	65,073	849,323	387,386	181,664	(196,613)	(274,722)	(661,842)	(648,632)
Contract owners’ equity beginning of period	4,208,916	3,359,593	571,773	390,109	4,395,405	4,670,127	3,230,752	3,879,384

Contract owners’ equity end of period	$4,273,989	4,208,916	959,159	571,773	4,198,792	4,395,405	2,568,910	3,230,752

CHANGES IN UNITS:
Beginning units	207,282	182,726	77,514	55,941	330,246	370,410	198,711	269,387

Units purchased	43,415	78,239	146,572	69,914	40,311	47,077	11,203	108,577
Units redeemed	(49,847)	(53,683)	(102,702)	(48,341)	(75,812)	(87,241)	(56,463)	(179,253)

Ending units	200,850	207,282	121,384	77,514	294,745	330,246	153,451	198,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidAOvA		FidAsMgr		FidCapInc		FidEqInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(446)	(4,500)	35,122	47,282	23,522	35,663	30,105	29,160
Realized gain (loss) on investments	9,515	39,818	(97,717)	(182,541)	(16,468)	(29,153)	25,258	(90,661)
Change in unrealized gain (loss) on investments	10,706	(14,309)	58,469	284,607	9,528	60,138	(34,410)	697,510
Reinvested capital gains	3,125	951	80,193	–	–	–	419,075	338,666

Net increase (decrease) in contract owners’ equity resulting from operations	22,900	21,960	76,067	149,348	16,582	66,648	440,028	974,675

Equity transactions:
Purchase payments received from contract owners (note 3)	19	52,444	168,900	245,194	–	–	589,954	605,942
Transfers between funds	(90,932)	(422,787)	(175,469)	41,727	–	(9,291)	245,476	492,624
Redemptions (note 3)	(4,154)	(7,818)	(749,465)	(1,006,264)	(75,855)	(198,277)	(1,596,764)	(1,631,380)
Annuity benefits	–	–	–	–	–	–	(339)	(315)
Annual contract maintenance charges (note 2)	–	–	(5,082)	(5,571)	(841)	(959)	(14,110)	(15,176)
Contingent deferred sales charges (note 2)	(11)	(35)	(3,411)	(11,123)	–	–	(6,160)	(3,522)
Adjustments to maintain reserves	(5)	(10)	(15)	129	(24)	28	(5,641)	720

Net equity transactions	(95,083)	(378,206)	(764,542)	(735,908)	(76,720)	(208,499)	(787,584)	(551,107)

Net change in contract owners’ equity	(72,183)	(356,246)	(688,475)	(586,560)	(60,138)	(141,851)	(347,556)	423,568
Contract owners’ equity beginning of period	274,810	631,056	3,907,903	4,494,463	538,029	679,880	10,882,703	10,459,135

Contract owners’ equity end of period	$202,627	274,810	3,219,428	3,907,903	477,891	538,029	10,535,147	10,882,703

CHANGES IN UNITS:
Beginning units	30,133	77,409	193,635	231,668	7,899	11,090	112,880	119,162

Units purchased	226	135,637	10,836	31,623	–	–	11,803	15,640
Units redeemed	(10,688)	(182,913)	(49,111)	(69,656)	(1,132)	(3,191)	(19,978)	(21,922)

Ending units	19,671	30,133	155,360	193,635	6,767	7,899	104,705	112,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidMgln		FidPurtn		FidVIPHI		FidVIPOvS2R
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(74,670)	(23,495)	128,788	117,644	2,793	4,445	(3,480)	(1,786)
Realized gain (loss) on investments	(753,974)	(934,907)	(68,985)	(164,892)	(61)	(29,559)	34,938	3,143
Change in unrealized gain (loss) on investments	1,195,038	2,131,293	(52,409)	438,199	(2,447)	29,478	60,898	48,008
Reinvested capital gains	513,479	–	307,367	405,782	–	–	1,803	–

Net increase (decrease) in contract owners’ equity resulting from operations	879,873	1,172,891	314,761	796,733	285	4,364	94,159	49,365

Equity transactions:
Purchase payments received from contract owners (note 3)	772,559	1,041,801	423,507	496,722	–	–	185,948	228,362
Transfers between funds	(643,218)	(604,586)	161,605	259,629	–	–	122,787	245,168
Redemptions (note 3)	(2,872,270)	(2,993,940)	(1,889,399)	(1,459,952)	–	(47,140)	(24,080)	(9,419)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(26,642)	(30,128)	(11,920)	(12,014)	(17)	(31)	(140)	(27)
Contingent deferred sales charges (note 2)	(18,880)	(21,687)	(8,498)	(7,740)	–	(8)	(150)	(91)
Adjustments to maintain reserves	58	840	35	418	(9)	9	(74)	7

Net equity transactions	(2,788,393)	(2,607,700)	(1,324,670)	(722,937)	(26)	(47,170)	284,291	464,000

Net change in contract owners’ equity	(1,908,520)	(1,434,809)	(1,009,909)	73,796	259	(42,806)	378,450	513,365
Contract owners’ equity beginning of period	20,371,875	21,806,684	10,784,970	10,711,174	20,644	63,450	513,365	–

Contract owners’ equity end of period	$18,463,355	20,371,875	9,775,061	10,784,970	20,903	20,644	891,815	513,365

CHANGES IN UNITS:
Beginning units	737,378	837,429	379,994	407,038	875	2,909	46,477	–

Units purchased	38,819	54,606	32,302	44,210	–	–	56,471	62,732
Units redeemed	(139,969)	(154,657)	(78,923)	(71,254)	(1)	(2,034)	(34,075)	(16,255)

Ending units	636,228	737,378	333,373	379,994	874	875	68,873	46,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FranMutSer		FranSmMCpGr		FrVIPForSec3		FranBSInv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$13,776	24,456	(22,402)	(22,103)	1,829	(3,780)	(7,619)	(3,030)
Realized gain (loss) on investments	381,416	132,274	131,628	9,832	185,283	1,189	238,737	61,433
Change in unrealized gain (loss) on investments	(47,838)	494,021	79,027	271,558	41,095	241,111	(76,434)	275,755
Reinvested capital gains	369,251	141,232	–	–	–	–	132,540	31,853

Net increase (decrease) in contract owners’ equity resulting from operations	716,605	791,983	188,253	259,287	228,207	238,520	287,224	366,011

Equity transactions:
Purchase payments received from contract owners (note 3)	1,081,663	880,195	313,775	337,434	778,180	286,209	769,046	745,814
Transfers between funds	444,571	212,729	(943,325)	813,319	(98,963)	1,933,093	561,621	171,978
Redemptions (note 3)	(946,483)	(559,178)	(160,823)	(154,591)	(359,750)	(71,830)	(309,556)	(210,783)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,962)	(4,869)	–	–	(1,617)	(342)	–	–
Contingent deferred sales charges (note 2)	(7,809)	(6,180)	(2,359)	(1,660)	(3,089)	(992)	(2,687)	(1,757)
Adjustments to maintain reserves	(1,068)	(5,867)	(39)	(23)	(81)	421	(54)	(1)

Net equity transactions	565,912	516,830	(792,771)	994,479	314,680	2,146,559	1,018,370	705,251

Net change in contract owners’ equity	1,282,517	1,308,813	(604,518)	1,253,766	542,887	2,385,079	1,305,594	1,071,262
Contract owners’ equity beginning of period	7,233,403	5,924,590	3,094,272	1,840,506	2,385,079	–	2,225,352	1,154,090

Contract owners’ equity end of period	$8,515,920	7,233,403	2,489,754	3,094,272	2,927,966	2,385,079	3,530,946	2,225,352

CHANGES IN UNITS:
Beginning units	476,078	436,986	435,237	289,019	206,884	–	121,505	77,941

Units purchased	213,396	168,306	46,458	187,684	154,237	216,204	96,254	69,308
Units redeemed	(171,861)	(129,214)	(161,881)	(41,466)	(127,561)	(9,320)	(41,833)	(25,744)

Ending units	517,613	476,078	319,814	435,237	233,560	206,884	175,926	121,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartBond		GartBdIx		GartGvtBd		GartGrowA
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$68,468	79,684	6,785	5,133	145,634	163,397	(6,345)	(5,023)
Realized gain (loss) on investments	13,530	20,417	(946)	262	(118,464)	(100,334)	9,158	8,986
Change in unrealized gain (loss) on investments	(43,131)	(20,839)	(4,259)	276	53,690	65,740	19,431	26,922
Reinvested capital gains	–	–	–	135	4,002	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,867	79,262	1,580	5,806	84,862	128,803	22,244	30,885

Equity transactions:
Purchase payments received from contract owners (note 3)	185,496	225,500	46,924	94,224	296,585	487,221	72,171	137,214
Transfers between funds	(37,141)	(92,712)	(23,039)	(15,558)	(775,735)	(427,973)	85,218	91,524
Redemptions (note 3)	(413,462)	(410,712)	(11,129)	(3,439)	(821,785)	(802,782)	(48,260)	(63,228)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,887)	(3,494)	–	–	(4,902)	(5,699)	(648)	(569)
Contingent deferred sales charges (note 2)	(2,505)	(4,019)	(180)	(132)	(9,473)	(11,329)	(537)	(202)
Adjustments to maintain reserves	9	33	(44)	3	153	319	253	253

Net equity transactions	(270,490)	(285,404)	12,532	75,098	(1,315,157)	(760,243)	108,197	164,992

Net change in contract owners’ equity	(231,623)	(206,142)	14,112	80,904	(1,230,295)	(631,440)	130,441	195,877
Contract owners’ equity beginning of period	2,270,624	2,476,766	254,381	173,477	6,055,314	6,686,754	540,838	344,961

Contract owners’ equity end of period	$2,039,001	2,270,624	268,493	254,381	4,825,019	6,055,314	671,279	540,838

CHANGES IN UNITS:
Beginning units	64,183	72,695	20,255	14,144	423,678	473,517	49,930	33,909

Units purchased	7,179	8,715	4,849	9,350	60,947	86,041	28,001	44,719
Units redeemed	(12,559)	(17,227)	(3,853)	(3,239)	(152,414)	(135,880)	(18,788)	(28,698)

Ending units	58,803	64,183	21,251	20,255	332,211	423,678	59,143	49,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartGrowD		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(13,948)	(14,221)	1,723	573	226	4	8,268	3,826
Realized gain (loss) on investments	26,841	13,471	652	63	6	–	2,935	56
Change in unrealized gain (loss) on investments	47,195	84,449	12,652	4,650	(369)	5	7,847	27,199
Reinvested capital gains	–	–	4,918	1,140	501	2	13,059	831

Net increase (decrease) in contract owners’ equity resulting from operations	60,088	83,699	19,945	6,426	364	11	32,109	31,912

Equity transactions:
Purchase payments received from contract owners (note 3)	4,180	7,485	110,916	3,773	34,118	68	119,930	22,186
Transfers between funds	(15,979)	(164,220)	65,904	79,834	1,006	234	269,110	459,608
Redemptions (note 3)	(187,121)	(111,838)	(4,829)	(344)	(4,151)	–	(27,267)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,082)	(2,497)	(298)	–	(28)	–	(540)	(30)
Contingent deferred sales charges (note 2)	(983)	(388)	(2)	–	(2)	–	(157)	–
Adjustments to maintain reserves	(80)	3	(4)	1	(9)	(3)	2	3

Net equity transactions	(202,065)	(271,455)	171,687	83,264	30,934	299	361,078	481,767

Net change in contract owners’ equity	(141,977)	(187,756)	191,632	89,690	31,298	310	393,187	513,679
Contract owners’ equity beginning of period	1,321,373	1,509,129	89,690	–	310	–	513,679	–

Contract owners’ equity end of period	$1,179,396	1,321,373	281,322	89,690	31,608	310	906,866	513,679

CHANGES IN UNITS:
Beginning units	49,460	60,362	8,041	–	30	–	47,710	–

Units purchased	56	211	16,229	8,073	3,369	30	37,450	47,713
Units redeemed	(9,710)	(11,113)	(595)	(32)	(401)	–	(4,154)	(3)

Ending units	39,806	49,460	23,675	8,041	2,998	30	81,006	47,710

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GartIDAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,971	3,377	837	86	1,914	1,144	8,921	3,645
Realized gain (loss) on investments	10,908	27	88	1	7,836	956	48,873	5,906
Change in unrealized gain (loss) on investments	7,833	18,552	(87)	117	(6,608)	6,946	(6,753)	67,290
Reinvested capital gains	16,452	4,596	1,099	25	–	–	24,647	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,164	26,552	1,937	229	3,142	9,046	75,688	76,841

Equity transactions:
Purchase payments received from contract owners (note 3)	157,417	15,044	30,314	8,079	107,936	54,950	631,840	270,187
Transfers between funds	315,869	496,152	50,538	2,769	8,924	(1,694)	(61,378)	20,098
Redemptions (note 3)	(81,136)	–	(7,340)	–	(33,701)	(14,794)	(85,414)	(30,604)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,011)	(31)	(115)	(1)	(230)	(160)	–	–
Contingent deferred sales charges (note 2)	(1,715)	–	–	–	(515)	(89)	(1,850)	(177)
Adjustments to maintain reserves	(6)	1	(10)	(3)	(41)	(5)	(63)	(8)

Net equity transactions	389,418	511,166	73,387	10,844	82,373	38,208	483,135	259,496

Net change in contract owners’ equity	431,582	537,718	75,324	11,073	85,515	47,254	558,823	336,337
Contract owners’ equity beginning of period	537,718	–	11,073	–	145,621	98,367	745,692	409,355

Contract owners’ equity end of period	$969,300	537,718	86,397	11,073	231,136	145,621	1,304,515	745,692

CHANGES IN UNITS:
Beginning units	48,890	–	1,048	–	13,825	10,009	76,169	47,094

Units purchased	46,093	48,893	7,802	1,048	12,682	5,878	67,223	33,518
Units redeemed	(11,593)	(3)	(921)	–	(4,858)	(2,062)	(18,513)	(4,443)

Ending units	83,390	48,890	7,929	1,048	21,649	13,825	124,879	76,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartIDCon		GartIDMod		GartIDModAgg		GartIDModCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$23,344	14,072	77,792	31,500	24,507	8,027	25,173	12,247
Realized gain (loss) on investments	11,040	4,381	67,984	13,602	17,487	84,342	22,493	7,608
Change in unrealized gain (loss) on investments	(23,115)	10,218	93,794	216,385	81,675	63,536	(20,980)	40,853
Reinvested capital gains	19,318	7,170	79,895	3,321	39,361	117	30,172	1,202

Net increase (decrease) in contract owners’ equity resulting from operations	30,587	35,841	319,465	264,808	163,030	156,022	56,858	61,910

Equity transactions:
Purchase payments received from contract owners (note 3)	282,396	463,378	2,691,425	1,771,954	1,424,325	917,160	861,353	201,881
Transfers between funds	96,861	224,471	505,502	1,356,689	67,375	(746,605)	33,824	175,737
Redemptions (note 3)	(149,697)	(129,524)	(288,531)	(166,966)	(230,173)	(162,996)	(271,322)	(42,840)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,163)	(417)	(1,702)	(2,466)	(3,879)	(3,424)	(1,496)	(783)
Adjustments to maintain reserves	(65)	52	(141)	31	(128)	3	(2)	10

Net equity transactions	228,332	557,960	2,906,553	2,959,242	1,257,520	4,138	622,357	334,005

Net change in contract owners’ equity	258,919	593,801	3,226,018	3,224,050	1,420,550	160,160	679,215	395,915
Contract owners’ equity beginning of period	1,381,387	787,586	4,281,135	1,057,085	1,578,276	1,418,116	1,227,135	831,220

Contract owners’ equity end of period	$1,640,306	1,381,387	7,507,153	4,281,135	2,998,826	1,578,276	1,906,350	1,227,135

CHANGES IN UNITS:
Beginning units	124,360	73,292	408,308	109,099	156,228	155,282	112,334	80,598

Units purchased	43,332	64,734	315,628	323,787	159,643	336,096	85,819	39,972
Units redeemed	(22,965)	(13,666)	(38,075)	(24,578)	(35,418)	(335,150)	(28,802)	(8,236)

Ending units	144,727	124,360	685,861	408,308	280,453	156,228	169,351	112,334

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartIntlndx		GartLgCpVal		GartMdCpMkt		GartMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$110	(62)	(4,491)	(1,905)	(1,729)	(4,025)	138,825	(52,033)
Realized gain (loss) on investments	3,075	35,294	160,908	120,071	63,330	34,269	–	–
Change in unrealized gain (loss) on investments	(1,412)	(15,524)	(147,854)	49,397	(13,146)	42,609	–	–
Reinvested capital gains	530	432	88,056	–	41,666	14,392	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,303	20,140	96,619	167,563	90,121	87,245	138,825	(52,033)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	10,248	295,827	215,413	193,592	189,591	1,673,907	2,030,651
Transfers between funds	(14,788)	(685,277)	507,015	224,204	30,197	90,515	911,261	(325,409)
Redemptions (note 3)	(11,373)	(2,304)	(365,082)	(219,724)	(109,684)	(24,930)	(3,162,885)	(2,922,171)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges
(note 2)	–	–	(1,683)	(1,173)	–	–	(16,873)	(19,115)
Contingent deferred sales charges
(note 2)	(5)	–	(1,151)	(843)	(1,669)	(140)	(10,195)	(19,583)
Adjustments to maintain reserves	4	(18)	(50)	60	(25)	(26)	136	414

Net equity transactions	(26,162)	(677,351)	434,876	217,937	112,411	255,010	(604,649)	(1,255,213)

Net change in contract owners’ equity	(23,859)	(657,211)	531,495	385,500	202,532	342,255	(465,824)	(1,307,246)
Contract owners’ equity beginning of period	43,218	700,429	1,500,937	1,115,437	775,258	433,003	9,631,496	10,938,742

Contract owners’ equity end of period	$19,359	43,218	2,032,432	1,500,937	977,790	775,258	9,165,672	9,631,496

CHANGES IN UNITS:
Beginning units	4,530	86,263	117,301	99,480	64,225	40,923	418,674	472,855

Units purchased	–	28,295	122,669	78,801	24,386	37,008	303,113	385,033
Units redeemed	(2,719)	(110,028)	(90,010)	(60,980)	(15,348)	(13,706)	(328,731)	(439,214)

Ending units	1,811	4,530	149,960	117,301	73,263	64,225	393,056	418,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartMyMktS		GartNWFund		GartSP500Indx		GartSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$76,856	(29,439)	(25,751)	(5,983)	2,122	2,717	(45,916)	(34,417)
Realized gain (loss) on investments	–	–	(432,566)	(493,639)	202,222	292,997	202,408	23,023
Change in unrealized gain (loss) on investments	–	–	59,267	941,966	(110,651)	5,453	(5,744)	255,782
Reinvested capital gains	–	–	719,667	23,749	28,520	–	513,742	418,170

Net increase (decrease) in contract owners’ equity resulting from Operations	76,856	(29,439)	320,617	466,093	122,213	301,167	664,490	662,558

Equity transactions:
Purchase payments received from contract owners (note 3)	3,126,334	2,592,987	380,386	583,702	596,911	632,910	256,343	642,389
Transfers between funds	789,243	(1,815,080)	(309,428)	(333,650)	15,156	(235,636)	442,253	743,106
Redemptions (note 3)	(1,939,044)	(9,026,740)	(752,603)	(521,825)	(335,365)	(362,190)	(624,881)	(254,613)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(9,728)	(10,507)	(2,204)	(2,256)	(3,916)	(2,911)
Contingent deferred sales charges (note 2)	(9,001)	(22,467)	(3,810)	(2,965)	(4,971)	(5,451)	(2,319)	(3,013)
Adjustments to maintain reserves	(148)	11	14	174	(56)	17	14	123

Net equity transactions	1,967,384	(8,271,289)	(695,169)	(285,071)	269,471	27,394	67,494	1,125,081

Net change in contract owners’ equity	2,044,240	(8,300,728)	(374,552)	181,022	391,684	328,561	731,984	1,787,639
Contract owners’ equity beginning of period	2,706,289	11,007,017	5,908,971	5,727,949	3,652,845	3,324,284	3,913,587	2,125,948

Contract owners’ equity end of period	$4,750,529	2,706,289	5,534,419	5,908,971	4,044,529	3,652,845	4,645,571	3,913,587

CHANGES IN UNITS:
Beginning units	260,132	1,054,174	87,381	88,218	427,342	423,786	231,298	153,649

Units purchased	941,282	1,597,360	8,924	20,302	138,522	202,020	119,008	155,499
Units redeemed	(751,505)	(2,391,402)	(14,480)	(21,139)	(105,652)	(198,464)	(120,672)	(77,850)

Ending units	449,909	260,132	81,825	87,381	460,212	427,342	229,634	231,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartSmCapIx		GartValOpp		JanBal		JanIntlGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,945)	(2,711)	(3,945)	(4,888)	4,768	5,768	(279)	(1,941)
Realized gain (loss) on investments	20,815	35,609	(12,484)	7,554	22,041	38,417	1,087	39,561
Change in unrealized gain (loss) on investments	(28,794)	38,961	(5,144)	(48,493)	27,828	44,592	10,847	(28,249)
Reinvested capital gains	30,661	29,061	42,554	104,176	28,611	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,737	100,920	20,981	58,349	83,248	88,777	11,655	9,371

Equity transactions:
Purchase payments received from contract owners (note 3)	119,627	277,698	39,297	312,020	131,862	247,393	27	6,239
Transfers between funds	(105,861)	197,202	(347,554)	74,819	(25,427)	(393,695)	(4,678)	(694,671)
Redemptions (note 3)	(60,734)	(62,009)	(23,850)	(9,260)	(79,439)	(59,562)	(8,399)	(1,038)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(496)	(835)	(107)	(167)	(1,203)	(1,499)	(172)	(8)
Adjustments to maintain reserves	(35)	(17)	2	(28)	(14)	(55)	(2)	(25)

Net equity transactions	(47,499)	412,039	(332,212)	377,384	25,779	(207,418)	(13,224)	(689,503)

Net change in contract owners’ equity	(26,762)	512,959	(311,231)	435,733	109,027	(118,641)	(1,569)	(680,132)
Contract owners’ equity beginning of period	811,847	298,888	632,586	196,853	1,308,970	1,427,611	50,327	730,459

Contract owners’ equity end of period	$785,085	811,847	321,355	632,586	1,417,997	1,308,970	48,758	50,327

CHANGES IN UNITS:
Beginning units	65,067	27,945	45,590	15,946	127,676	148,887	6,398	109,672

Units purchased	15,171	53,368	3,656	32,832	21,018	29,550	300	147,928
Units redeemed	(19,113)	(16,246)	(27,472)	(3,188)	(18,829)	(50,761)	(1,935)	(251,202)

Ending units	61,125	65,067	21,774	45,590	129,865	127,676	4,763	6,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanWorld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,266)	(8,752)	(102,477)	(126,686)	(252,517)	(288,902)	(15,123)	(54,589)
Realized gain (loss) on investments	35,226	44,174	(1,823,641)	(2,206,385)	(2,271,251)	(2,175,763)	(1,553,955)	(2,914,362)
Change in unrealized gain (loss) on investments	(5,189)	(13,055)	2,102,293	2,605,897	4,271,134	7,111,874	1,830,230	3,236,569
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,771	22,367	176,175	272,826	1,747,366	4,647,209	261,152	267,618

Equity transactions:
Purchase payments received from contract owners (note 3)	–	53,572	541,658	741,313	1,338,848	1,791,921	712	326,608
Transfers between funds	(142,002)	(482,811)	(970,156)	(1,064,177)	(727,673)	(1,479,344)	(494,938)	(1,681,251)
Redemptions (note 3)	(107,611)	(55,155)	(1,401,728)	(1,384,366)	(3,467,457)	(2,794,605)	(1,135,585)	(1,225,229)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(15,183)	(18,686)	(41,184)	(45,304)	(11,990)	(16,339)
Contingent deferred sales charges (note 2)	(543)	(1,021)	(8,014)	(14,305)	(35,808)	(30,394)	(6,406)	(12,385)
Adjustments to maintain reserves	(47)	(3)	(42)	312	33	1,032	(21)	295

Net equity transactions	(250,203)	(485,418)	(1,853,465)	(1,739,909)	(2,933,241)	(2,556,694)	(1,648,228)	(2,608,301)

Net change in contract owners’ equity	(223,432)	(463,051)	(1,677,290)	(1,467,083)	(1,185,875)	2,090,515	(1,387,076)	(2,340,683)
Contract owners’ equity beginning of period	835,980	1,299,031	9,546,393	11,013,476	24,875,542	22,785,027	7,768,920	10,109,603

Contract owners’ equity end of period	$612,548	835,980	7,869,103	9,546,393	23,689,667	24,875,542	6,381,844	7,768,920

CHANGES IN UNITS:
Beginning units	132,162	212,407	710,079	840,546	1,174,936	1,367,638	552,324	745,134

Units purchased	–	10,495	42,914	78,587	91,072	124,178	50	30,813
Units redeemed	(39,750)	(90,740)	(165,532)	(209,054)	(249,231)	(316,880)	(116,797)	(223,623)

Ending units	92,412	132,162	587,461	710,079	1,016,777	1,174,936	435,577	552,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	LazSmCap		MFSStratIncA		NBEFGuard		NBEFPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(38,960)	(36,844)	45,255	38,157	(19,813)	(31,793)	(16,278)	(30,413)
Realized gain (loss) on investments	175,009	158,646	12,682	13,896	(79,032)	(150,646)	47,078	(134,716)
Change in unrealized gain (loss) on investments	(742,467)	(268,777)	(50,095)	2,176	303,494	603,738	603,383	1,002,587
Reinvested capital gains	667,901	523,382	–	–	–	–	312,361	–

Net increase (decrease) in contract owners’ equity resulting from operations	61,483	376,407	7,842	54,229	204,649	421,299	946,544	837,458

Equity transactions:
Purchase payments received from contract owners (note 3)	246,552	318,772	75,238	69,765	93,145	167,669	430,255	297,445
Transfers between funds	(103,395)	427,369	216,818	141,989	127,760	(84,114)	1,204,086	43,186
Redemptions (note 3)	(622,608)	(333,245)	(164,968)	(114,560)	(593,264)	(513,396)	(870,357)	(753,635)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,965)	(2,873)	(1,205)	(1,080)	(3,989)	(4,172)	(8,101)	(7,395)
Contingent deferred sales charges (note 2)	(2,606)	(2,192)	(2,029)	(694)	(5,564)	(4,013)	(2,890)	(3,404)
Adjustments to maintain reserves	(48)	92	(42)	(29)	(12)	101	1,665	241

Net equity transactions	(485,070)	407,923	123,812	95,391	(381,924)	(437,925)	754,658	(423,562)

Net change in contract owners’ equity	(423,587)	784,330	131,654	149,620	(177,275)	(16,626)	1,701,202	413,896
Contract owners’ equity beginning of period	3,342,506	2,558,176	890,884	741,264	3,248,495	3,265,121	5,470,922	5,057,026

Contract owners’ equity end of period	$2,918,919	3,342,506	1,022,538	890,884	3,071,220	3,248,495	7,172,124	5,470,922

CHANGES IN UNITS:
Beginning units	194,132	168,554	69,176	61,538	167,914	193,335	185,415	201,663

Units purchased	38,097	74,318	24,136	21,320	14,114	16,149	57,778	24,732
Units redeemed	(67,591)	(48,740)	(14,513)	(13,682)	(33,708)	(41,570)	(34,475)	(40,980)

Ending units	164,638	194,132	78,799	69,176	148,320	167,914	208,718	185,415

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBETGen		NBETGuard		NBETPart		NBETSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(200,131)	(148,378)	(2,271)	(3,420)	(2,112)	(1,476)	(2,246)	(266)
Realized gain (loss) on investments	523,168	381,383	18,203	3,821	34,981	14,960	2,910	5
Change in unrealized gain (loss) on investments	1,483,301	1,307,627	4,987	50,820	3,477	37,271	16,185	5,200
Reinvested capital gains	404,316	412,375	–	–	18,900	–	15,231	1,779

Net increase (decrease) in contract owners’ equity resulting from operations	2,210,654	1,953,007	20,919	51,221	55,246	50,755	32,080	6,718

Equity transactions:
Purchase payments received from contract owners (note 3)	1,643,628	1,881,461	2,334	5,904	6,982	20,658	148,844	32,600
Transfers between funds	1,834,151	1,926,834	(1,100)	16,844	211,428	120,743	271,190	49,643
Redemptions (note 3)	(1,956,472)	(1,345,727)	(119,404)	(20,954)	(62,206)	(56,652)	(15,604)	(383)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,931)	(9,296)	–	–	–	–	(65)	–
Contingent deferred sales charges (note 2)	(18,363)	(11,383)	(1,546)	(491)	(1,485)	(361)	(42)	–
Adjustments to maintain reserves	1,407	467	(10)	(39)	7,451	(43)	(40)	(4)

Net equity transactions	1,493,420	2,442,356	(119,726)	1,264	162,170	84,345	404,283	81,856

Net change in contract owners’ equity	3,704,074	4,395,363	(98,807)	52,485	217,416	135,100	436,363	88,574
Contract owners’ equity beginning of period	14,615,405	10,220,042	402,509	350,024	358,723	223,623	88,574	–

Contract owners’ equity end of period	$18,319,479	14,615,405	303,702	402,509	576,139	358,723	524,937	88,574

CHANGES IN UNITS:
Beginning units	738,855	606,006	39,609	39,493	31,510	23,117	7,845	–

Units purchased	239,370	310,639	238	10,985	23,251	21,874	38,100	7,887
Units redeemed	(170,737)	(177,790)	(11,880)	(10,869)	(11,068)	(13,481)	(2,184)	(42)

Ending units	807,488	738,855	27,967	39,609	43,693	31,510	43,761	7,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBLtdMat		OppCapApA		OppChpInc		OppGlob
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$28,979	30,999	(12,836)	(21,823)	11,298	6,901	(92,925)	(116,810)
Realized gain (loss) on investments	(17,282)	(9,456)	195,554	40,943	1,354	893	865,929	798,982
Change in unrealized gain (loss) on investments	(9,279)	(26,584)	(98,314)	95,796	(9,339)	3,171	470,761	1,755,826
Reinvested capital gains	–	–	–	–	–	–	436,586	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,418	(5,041)	84,404	114,916	3,313	10,965	1,680,351	2,437,998

Equity transactions:
Purchase payments received from contract owners (note 3)	69,876	100,699	697,081	327,870	91,251	70,706	1,093	638,601
Transfers between funds	(8,128)	120,724	(151,552)	634,127	60,885	2,360	(879,592)	(1,691,538)
Redemptions (note 3)	(318,072)	(317,927)	(269,342)	(105,360)	(21,942)	(6,385)	(2,113,678)	(2,389,090)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,337)	(1,352)	–	–	–	–	(13,836)	(16,792)
Contingent deferred sales charges (note 2)	(2,783)	(3,405)	(5,847)	(3,697)	(535)	–	(11,761)	(20,334)
Adjustments to maintain reserves	99	56	(73)	(2)	77	(8)	(223)	656

Net equity transactions	(260,345)	(101,205)	270,267	852,938	129,736	66,673	(3,017,997)	(3,478,497)

Net change in contract owners’ equity	(257,927)	(106,246)	354,671	967,854	133,049	77,638	(1,337,646)	(1,040,499)
Contract owners’ equity beginning of period	1,287,763	1,394,009	2,533,507	1,565,653	151,387	73,749	16,086,858	17,127,357

Contract owners’ equity end of period	$1,029,836	1,287,763	2,888,178	2,533,507	284,436	151,387	14,749,212	16,086,858

CHANGES IN UNITS:
Beginning units	90,347	97,423	327,920	213,208	12,480	6,563	625,115	799,413

Units purchased	6,717	25,101	269,493	187,268	13,272	7,621	225	188,210
Units redeemed	(24,996)	(32,177)	(236,427)	(72,556)	(2,670)	(1,704)	(98,372)	(362,508)

Ending units	72,068	90,347	360,986	327,920	23,082	12,480	526,968	625,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSec4		OppStratInc		PhxBalFd		PimTotRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18,421)	(13,987)	32,296	18,670	7,729	9,765	82,213	26,577
Realized gain (loss) on investments	110,734	2,030	4,985	3,034	(496)	(8,538)	(13,984)	8,221
Change in unrealized gain (loss) on investments	532,390	460,712	(23,809)	6,181	(30,690)	15,780	(43,908)	(31,688)
Reinvested capital gains	–	–	–	–	25,687	43,528	32,815	114,299

Net increase (decrease) in contract owners’ equity resulting from operations	624,703	448,755	13,472	27,885	2,230	60,535	57,136	117,409

Equity transactions:
Purchase payments received from contract owners (note 3)	1,551,667	1,014,942	184,716	135,876	71,452	105,888	801,723	1,122,627
Transfers between funds	619,797	2,042,665	145,783	(13,911)	86,434	17,923	386,500	285,951
Redemptions (note 3)	(548,821)	(58,936)	(103,205)	(8,957)	(158,041)	(45,697)	(900,470)	(249,562)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,200)	(825)	–	–	(1,649)	(1,527)	–	–
Contingent deferred sales charges (note 2)	(7,295)	(874)	(1,334)	(97)	(75)	(213)	(6,021)	(1,210)
Adjustments to maintain reserves	(74)	(48)	56	34	(10)	27	(580)	(446)

Net equity transactions	1,612,074	2,996,924	226,016	112,945	(1,889)	76,401	281,152	1,157,360

Net change in contract owners’ equity	2,236,777	3,445,679	239,488	140,830	341	136,936	338,288	1,274,769
Contract owners’ equity beginning of period	3,445,679	–	378,215	237,385	1,128,718	991,782	3,848,466	2,573,697

Contract owners’ equity end of period	$5,682,456	3,445,679	617,703	378,215	1,129,059	1,128,718	4,186,754	3,848,466

CHANGES IN UNITS:
Beginning units	298,367	–	27,596	18,797	58,000	53,906	294,143	203,571

Units purchased	233,957	310,430	24,954	14,902	9,229	8,111	129,431	153,285
Units redeemed	(95,567)	(12,063)	(8,790)	(6,103)	(9,304)	(4,017)	(107,376)	(62,713)

Ending units	436,757	298,367	43,760	27,596	57,925	58,000	316,198	294,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PIntEq		PVoyager		StrMidCap		TemForFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$29	(218)	(410)	(868)	(1,195)	(3,145)	20,466	37,555
Realized gain (loss) on investments	6	27,831	1,147	132	53,685	9,324	268,841	349,725
Change in unrealized gain (loss) on investments	386	(17,631)	8,740	4,933	(55,480)	40,233	(79,944)	564,237
Reinvested capital gains	–	–	–	–	–	–	292,099	10,182

Net increase (decrease) in contract owners’ equity resulting from operations	421	9,982	9,477	4,197	(2,990)	46,412	501,462	961,699

Equity transactions:
Purchase payments received from contract owners (note 3)	32	10,444	49,926	8,045	67,769	57,087	–	272,100
Transfers between funds	(32)	(323,292)	(1,712)	18,596	(371,241)	8,215	(325,084)	(1,297,377)
Redemptions (note 3)	–	(161)	(663)	(292)	(13,156)	(17,987)	(963,521)	(799,787)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(5,067)	(6,004)
Contingent deferred sales charges (note 2)	–	–	(22)	–	(604)	(222)	(6,501)	(6,558)
Adjustments to maintain reserves	(1)	(1)	20	(27)	(8)	(14)	(110)	563

Net equity transactions	(1)	(313,010)	47,549	26,322	(317,240)	47,079	(1,300,283)	(1,837,063)

Net change in contract owners’ equity	420	(303,028)	57,026	30,519	(320,230)	93,491	(798,821)	(875,364)
Contract owners’ equity beginning of period	3,838	306,866	106,490	75,971	320,230	226,739	6,474,126	7,349,490

Contract owners’ equity end of period	$4,258	3,838	163,516	106,490	–	320,230	5,675,305	6,474,126

CHANGES IN UNITS:
Beginning units	265	24,231	8,723	6,455	63,387	52,440	363,832	491,545

Units purchased	148	658	4,873	2,348	94,371	22,145	–	172,534
Units redeemed	(148)	(24,624)	(746)	(80)	(157,758)	(11,198)	(72,776)	(300,247)

Ending units	265	265	12,850	8,723	–	63,387	291,056	363,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKGrInc		VKGrowth		VKRealEstSec		WRAdSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,081	2,573	(2,681)	(784)	4,524	2,005	(2,443)	(739)
Realized gain (loss) on investments	44,933	7,606	17,258	2,125	36,070	29,845	9,105	409
Change in unrealized gain (loss) on investments	(16,196)	135,475	15,893	13,918	64,125	42,525	(2,594)	22,470
Reinvested capital gains	137,193	8,050	12,739	–	82,875	19,873	22,148	–

Net increase (decrease) in contract owners’ equity resulting from operations	170,011	153,704	43,209	15,259	187,594	94,248	26,216	22,140

Equity transactions:
Purchase payments received from contract owners (note 3)	393,643	455,167	51,399	26,847	411,264	338,906	111,984	126,393
Transfers between funds	355,900	457,098	297,347	86,316	229,325	164,155	(17,403)	(1,305)
Redemptions (note 3)	(206,160)	(39,600)	(62,938)	(10,255)	(66,550)	(7,546)	(30,440)	(1,750)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,745)	(1,013)	(1,492)	(14)	(564)	–	(1,496)	(11)
Adjustments to maintain reserves	(35)	6	(50)	9	(25)	(36)	(13)	11

Net equity transactions	539,603	871,658	284,266	102,903	573,450	495,479	62,632	123,338

Net change in contract owners’ equity	709,614	1,025,362	327,475	118,162	761,044	589,727	88,848	145,478
Contract owners’ equity beginning of period	1,500,210	474,848	136,813	18,651	661,824	72,097	154,603	9,125

Contract owners’ equity end of period	$2,209,824	1,500,210	464,288	136,813	1,422,868	661,824	243,451	154,603

CHANGES IN UNITS:
Beginning units	107,166	38,228	9,302	1,518	38,415	5,655	11,284	747

Units purchased	57,187	75,707	24,241	8,770	47,999	45,207	8,750	12,718
Units redeemed	(19,031)	(6,769)	(6,429)	(986)	(14,768)	(12,447)	(4,023)	(2,181)

Ending units	145,322	107,166	27,114	9,302	71,646	38,415	16,011	11,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WFComStk		WFGrInc		WFGrowth		WFLgCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(52,885)	(53,486)	(1,810)	(1,471)	(479)	(111)	(25,797)	(25,793)
Realized gain (loss) on investments	166,407	76,521	7,888	530	3,096	(56)	(206,850)	(602,331)
Change in unrealized gain (loss) on investments	(333,946)	18,748	(14,240)	19,115	4,674	1,421	352,545	765,975
Reinvested capital gains	615,613	299,824	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	395,189	341,607	(8,162)	18,174	7,291	1,254	119,898	137,851

Equity transactions:
Purchase payments received from contract owners (note 3)	268,719	372,606	6,556	11,169	150,516	4,473	218,083	203,411
Transfers between funds	(146,228)	(11,597)	6,894	11,416	32,510	13,063	9,275	(123,151)
Redemptions (note 3)	(629,629)	(508,831)	(10,594)	(4,879)	(26,026)	–	(292,388)	(378,964)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,237)	(3,404)	–	–	–	–	(3,640)	(4,152)
Contingent deferred sales charges (note 2)	(6,924)	(6,996)	(228)	–	(1,303)	–	(3,076)	(2,211)
Adjustments to maintain reserves	2,690	2,004	(6)	(27)	(13)	(3)	(21)	79

Net equity transactions	(514,609)	(156,218)	2,622	17,679	155,684	17,533	(71,767)	(304,988)

Net change in contract owners’ equity	(119,420)	185,389	(5,540)	35,853	162,975	18,787	48,131	(167,137)
Contract owners’ equity beginning of period	4,395,409	4,210,020	256,955	221,102	18,787	–	2,013,457	2,180,594

Contract owners’ equity end of period	$4,275,989	4,395,409	251,415	256,955	181,762	18,787	2,061,588	2,013,457

CHANGES IN UNITS:
Beginning units	319,273	332,850	36,418	33,718	1,702	–	89,847	104,342

Units purchased	37,553	62,345	3,342	3,761	17,399	1,844	16,452	12,997
Units redeemed	(76,961)	(75,922)	(3,079)	(1,061)	(3,800)	(142)	(19,895)	(27,492)

Ending units	279,865	319,273	36,681	36,418	15,301	1,702	86,404	89,847

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WFMidCpGr
Investment activity:	2005	2004
Net investment income (loss)	$(4,980)	–
Realized gain (loss) on investments	44,621	–
Change in unrealized gain (loss)on investments	12,675	–
Reinvested capital gains	32,725	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,041	–

Equity transactions:
Purchase payments received from contract owners (note 3)	75,816	–
Transfers between funds	287,050	–
Redemptions (note 3)	(50,693)	–
Annuity benefits	–	–
Annual contract maintenance charges (note 2)	–	–
Contingent deferred sales charges (note 2)	(198)	–
Adjustments to maintain reserves	53	–

Net equity transactions	312,028	–

Net change in contract owners’ equity	397,069	–
Contract owners’ equity beginning of period	–	–

Contract owners’ equity end of period	$397,069	–

CHANGES IN UNITS:
Beginning units	–	–

Units purchased	86,853	–
Units redeemed	(51,111)	–

Ending units	35,742	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBBal)
AIM Dynamics Fund – Investor Class (AIMDynam)
     (formerly INVESCO Dynamics Fund – Investor Class)
AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)
    (formerly INVESCO Small Company Growth Fund – Investor Class)
AIM Total Return Fund – Investor Class (AIMTotRet)
    (formerly INVESCO Total Return Fund – Investor Class)*
American Century Growth Fund – Investor Class (ACGroI)
American Century Income & Growth Fund – Advisor Class (ACIncGroA)
American Century Income & Growth Fund – Investor Class (ACIncGroI)
American Century International Growth Fund – Advisor Class (ACIntlGrA)
American Century International Growth Fund – Investor Class (ACIntlGrI)
American Century Short-Term Government Fund – Investor Class (ACSTGvtI)
American Century Ultra® Fund – Investor Class (ACUltraI)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
American Century VP – International Fund – Class IV (ACVPInt4)
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc)
Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr)
Delaware Delchester Fund – Institutional Class (DeDelFund)
Dreyfus A Bonds Plus, Inc. (DryABonds)
Dreyfus Appreciation Fund, Inc. (DryApp)
Dreyfus Balanced Fund, Inc. (DryBal)*
Dreyfus Emerging Leaders Fund (DryELead)
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)
Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen)
Dreyfus S&P 500 Index Fund (Dry500Ix)
Evergreen Equity Income Fund – Class I (EvInc)
Federated Equity Income Fund – Class F Shares (FedEqInc)
Federated High Yield Trust (FedHiYld)
Federated Intermediate Corporate Bond Fund – Institutional Service Class (FedIntCorpBd)
    (formerly Federated Intermediate Income Fund – Institutional Service Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F (FedBdFd)
Fidelity® Advisor Balanced Fund – Class A (FidABalA)
Fidelity® Advisor Balanced Fund – Class T (FidABalT)
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)
Fidelity® Advisor Overseas Fund – Class A (FidAOvA)
Fidelity® Asset Manager™ (FidAsMgr)
Fidelity® Capital & Income Fund (FidCapInc)
Fidelity® Equity-Income Fund (FidEqInc)
Fidelity® Magellan® Fund (FidMgln)
Fidelity® Puritan® Fund (FidPurtn)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer)
Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr)
    (formerly Franklin Small Cap Growth Fund I – Class A)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
Portfolios of the Franklin Variable Insurance Trust (Franklin VIT);
Franklin VIT – Franklin Balance Sheet Investment Fund – Class A (FranBSInv)
Gartmore†Bond Fund – Class D (GartBond)
Gartmore†Bond Index Fund – Class A (GartBdIx)
Gartmore†Government Bond Fund – Class D (GartGvtBd)
Gartmore†Growth Fund – Class A (GartGrowA)
Gartmore†Growth Fund – Class D (GartGrowD)
Gartmore†GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
Gartmore†GVIT ID Conservative Fund – Class II (GVITIDCon2)
Gartmore†GVIT ID Moderate Fund – Class II (GVITIDMod2)
Gartmore†GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
Gartmore†GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
Gartmore†GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)
Gartmore†ID Aggressive Fund – Service Class (GartIDAgg)
Gartmore†ID Conservative Fund – Service Class (GartIDCon)
Gartmore†ID Moderate Fund – Service Class (GartIDMod)
Gartmore†ID Moderately Aggressive Fund – Service Class (GartIDModAgg)
Gartmore†ID Moderately Conservative Fund – Service Class (GartIDModCon)
Gartmore†International Index Fund – Class A (GartIntlndx)
Gartmore†Large Cap Value Fund – Class A (GartLgCpVal)
Gartmore†Mid Cap Market Index Fund – Class A (GartMdCpMkt)
Gartmore†Money Market Fund – Prime Shares (GartMyMkt)
Gartmore†Money Market Fund – Service Class (GartMyMktS)
Gartmore†Nationwide Fund – Class D (GartNWFund)
Gartmore†S&P 500 Index Fund – Service Class (GartSP500Indx)
Gartmore†Small Cap Fund – Class A (GartSmCap)
Gartmore†Small Cap Index Fund – Class A (GartSmCapIx)
Gartmore†Value Opportunities Fund – Class A (GartValOpp)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Adviser Balanced Fund (JanBal)
Janus Adviser International Growth Fund (JanIntlGr) (formerly Janus Adviser International Fund)
Janus Adviser Worldwide Fund – Class S (JanWorld)
Janus Fund (JanFund)
Janus Twenty Fund (Jan20Fd)
Janus Worldwide Fund (JanWrldwde)
Lazard Small Cap Portfolio – Open Shares (LazSmCap)
MFS® Strategic Income Fund – Class A (MFSStratIncA)
Nationwide® Large Cap Growth Fund – Class A*
Nationwide® Mutual Funds – Prestige Balanced Fund – Class A*
Nationwide® Mutual Funds – Prestige International Fund – Class A*
Neuberger Berman EF – Guardian Fund – Investor Class Shares (NBEFGuard)
Neuberger Berman EF – Partners Fund – Investor Class Shares (NBEFPart)
Neuberger Berman ET – Genesis Fund – Trust Class Shares (NBETGen)
Neuberger Berman ET – Guardian Fund – Trust Class Shares (NBETGuard)
Neuberger Berman ET – Partners Fund – Trust Class Shares (NBETPart)
Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares (NBETSocRes)
Neuberger Berman Limited Maturity Bond Fund®– Investor Class Shares (NBLtdMat)
Oppenheimer Capital Appreciation Fund A (OppCapApA)
Oppenheimer Champion Income Fund A (OppChpInc)
Oppenheimer Global Fund A (OppGlob)
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)
Oppenheimer Strategic Income Fund – Class A (OppStratInc)
Phoenix Balanced Fund – Class A (PhxBalFd)
    (formerly Phoenix-Oakhurst Balanced Fund – Class A)
PIMCO Total Return Fund – Class A (PimTotRet)
Putnam International Equity Fund – Class A (PIntEq)
Putnam Voyager Fund – Class A (PVoyager)
Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCap)*
Templeton Foreign Fund – Class A (TemForFd)
Van Kampen Growth and Income Fund – Class A (VKGrInc)
Van Kampen Growth Fund – Class A (VKGrowth) (formerly Van Kampen Growth Fund – Class A)
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)
Waddell & Reed Advisors Small Cap Fund, Inc. – Class A (WRAdSmCap)
Wells Fargo Advantage Funds – Common Stock Fund – Class Z (WFComStk)
    (formerly Strong Advisor Common Stock Fund – Class Z)
Wells Fargo Advantage Funds – Growth and Income Fund (WFGrInc)
    (formerly Strong Growth and Income Fund)
Wells Fargo Advantage Funds – Growth Fund (WFGrowth) (formerly Strong Growth Fund)
Wells Fargo Advantage Funds – Large Cap Growth Fund (WFLgCpGr)
    (formerly Strong Large Cap Growth Fund)
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)
    (formerly Strong Advisor Mid Cap Growth Fund – Class Z)

* At December 31, 2005, contract owners were not invested in this fund.
† Gartmore is an affiliate of the Company.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

One-Year Enhanced (for contracts issued on or after 1-2-01)	–	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv)the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1):	1.30%	2.55%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBBal	AIMDynam	AIMSmCoGr	AIMTotRet	ACGroI	ACIncGroA	ACIncGroI
0.95%	$356,514	361	4,707	1,851	428	929	8,090	–
1.00%	15,811	–	127	28	–	16	281	–
1.05%	8,310	2	467	150	2	413	859	–
1.10%	114,746	44	3,683	243	53	598	2,344	–
1.15%	24,066	–	313	138	–	113	151	–
1.20%	272,425	527	5,025	1,989	673	3,607	8,120	–
1.25%	56,923	50	2,036	257	68	350	2,322	–
1.30%	3,173,791	–	52,966	23	–	99,698	104	92,788
1.35%	37,606	12	832	87	14	578	556	–
1.40%	95,212	362	1,069	182	440	461	2,809	–
1.45%	94,151	281	2,261	329	325	1,899	2,085	–
1.50%	18,697	25	387	232	30	188	455	–
1.55%	8,472	12	93	30	14	–	180	–
1.60%	3,490	–	7	12	–	–	9	–
1.65%	6,220	–	14	–	–	–	580	–
1.70%	3,404	–	49	–	6	23	20	–
1.75%	299	–	–	–	–	–	14	–
1.80%	299	–	–	–	–	–	–	–
1.85%	575	–	–	–	–	–	–	–
1.90%	709	–	–	–	–	–	25	–
2.05%	16	1	–	–	2	–	–	–
2.10%	15	–	–	–	–	–	–	–
2.25%	178	–	–	–	–	–	–	–

Totals	$4,291,929	1,677	74,036	5,551	2,055	108,873	29,004	92,788

	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
0.95%	$1,254	–	6,326	8,927	90	–	–	–
1.00%	–	–	1,513	108	–	–	–	–
1.05%	–	–	–	234	33	–	–	–
1.10%	312	–	198	4,997	91	–	–	–
1.15%	192	–	–	207	92	–	–	–
1.20%	1,231	–	2,154	12,554	799	–	–	–
1.25%	104	–	145	1,549	23	–	–	–
1.30%	–	22,375	22,965	180,374	5,351	13,605	51,461	6,638
1.35%	40	–	158	1,636	39	–	–	–
1.40%	53	–	397	390	75	–	–	–
1.45%	199	–	1,466	2,437	166	–	–	–
1.50%	78	–	41	202	–	–	–	–
1.55%	–	–	–	28	–	–	–	–
1.60%	–	–	–	7	47	–	–	–
1.65%	–	–	116	208	–	–	–	–
1.70%	–	–	15	–	–	–	–	–
1.75%	–	–	15	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	34	19	–	–	–	–
1.90%	–	–	7	–	22	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	13	–	–	–	–

Totals	$3,463	22,375	35,550	213,890	6,828	13,605	51,461	6,638

	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
0.95%	$–	10,314	80	1,284	286	–	–	135
1.00%	–	387	–	1,251	–	–	–	–
1.05%	–	–	–	518	–	–	–	–
1.10%	–	3,261	–	1,108	8	–	–	–
1.15%	–	258	–	–	132	–	–	–
1.20%	–	8,740	870	1,707	1,191	–	–	770
1.25%	–	1,390	52	274	236	–	–	119
1.30%	39,321	36,897	–	–	11,882	239,965	14,392	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
1.35%	–	1,810	–	243	20	–	–	11
1.40%	–	443	–	17,526	17	–	–	–
1.45%	–	1,116	–	1,404	356	–	–	72
1.50%	–	583	–	64	5	–	–	2
1.55%	–	403	–	–	–	–	–	–
1.60%	–	19	–	274	–	–	–	–
1.65%	–	55	–	–	188	–	–	–
1.70%	–	22	–	5	15	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	34	–	–	21	–	–	–
1.90%	–	58	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$39,321	65,790	1,002	25,658	14,357	239,965	14,392	1,109

	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
0.95%	$2,302	3,462	1,011	2,401	–	6,554	18,453	–
1.00%	67	–	–	–	–	–	205	–
1.05%	8	–	250	75	–	–	347	–
1.10%	985	1,887	742	1,778	–	207	3,841	–
1.15%	240	134	–	–	–	1	961	–
1.20%	2,144	2,182	956	1,233	–	2,225	8,431	–
1.25%	326	196	546	890	–	813	1,654	–
1.30%	18,754	–	26,801	–	15,182	–	175	55,460
1.35%	64	502	51	577	–	119	2,526	–
1.40%	1,063	586	261	37	–	434	1,923	–
1.45%	825	410	563	757	–	991	3,727	–
1.50%	134	27	–	178	–	136	763	–
1.55%	–	3,071	–	–	–	9	548	–
1.60%	16	–	–	–	–	11	63	–
1.65%	8	299	–	–	–	193	558	–
1.70%	54	–	–	19	–	12	11	–
1.75%	2	15	–	–	–	–	34	–
1.80%	–	–	–	–	–	–	20	–
1.85%	17	30	–	–	–	–	41	–
1.90%	6	2	11	–	–	–	28	–
2.05%	–	–	11	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$27,015	12,803	31,203	7,945	15,182	11,705	44,309	55,460

	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
0.95%	$365	–	5,149	663	–	–	–	–
1.00%	30	–	222	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	839	–	65	68	–	–	–	–
1.15%	1	–	174	–	–	–	–	–
1.20%	4,260	–	1,210	663	–	–	–	–
1.25%	183	–	229	897	–	–	–	–
1.30%	13	52,397	26,738	–	44,493	6,410	137,223	246,780
1.35%	137	–	100	17	–	–	–	–
1.40%	372	–	214	3	–	–	–	–
1.45%	821	–	296	104	–	–	–	–
1.50%	223	–	105	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	42	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
1.85%	–	–	–	–	–	–	–	–
1.90%	20	–	4	21	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$7,264	52,397	34,548	2,436	44,493	6,410	137,223	246,780

	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
0.95%	$–	–	681	16,276	12,965	3,608	6,871	2,304
1.00%	–	–	–	495	472	82	356	54
1.05%	–	–	–	101	590	14	14	586
1.10%	–	–	1,236	2,488	997	325	2,555	19
1.15%	–	–	13	491	119	204	789	–
1.20%	–	–	892	10,032	5,195	3,069	8,564	562
1.25%	–	–	52	2,284	1,834	167	2,697	237
1.30%	132,716	265	1,920	59,386	13	23,198	326	22,637
1.35%	–	–	91	1,659	361	225	2,302	23
1.40%	–	–	57	1,220	297	662	2,429	8
1.45%	–	–	373	3,970	1,652	671	4,976	792
1.50%	–	–	41	696	505	240	335	–
1.55%	–	–	–	96	33	–	109	–
1.60%	–	–	28	145	8	5	44	–
1.65%	–	–	–	606	142	41	475	–
1.70%	–	–	–	12	28	–	6	5
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	21	21	–	–	–
1.85%	–	–	–	2	–	–	21	–
1.90%	–	–	–	68	3	–	–	11
2.05%	–	–	–	–	–	–	–	1
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$132,716	265	5,384	100,048	25,235	32,511	32,869	27,239

	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$598	15,355	1,167	697	–	–	–	–
1.00%	–	1,914	–	16	–	–	–	–
1.05%	–	41	–	–	–	–	–	–
1.10%	200	3,387	107	40	–	–	–	–
1.15%	–	87	–	–	–	–	–	–
1.20%	1,135	3,489	380	605	–	–	–	–
1.25%	113	149	79	–	–	–	–	–
1.30%	–	38,797	–	14,001	2,777	109	9,072	8,530
1.35%	187	676	34	20	–	–	–	–
1.40%	3	3,025	3,834	7	–	–	–	–
1.45%	728	1,072	963	94	–	–	–	–
1.50%	13	42	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	15	14	–	–	–	–	–	–
1.65%	40	–	–	–	–	–	–	–
1.70%	–	114	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	32	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$3,032	68,194	6,564	15,480	2,777	109	9,072	8,530

	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
0.95%	$–	555	1,113	7,461	29,253	5,086	7,967	–
1.00%	–	–	1,306	397	673	312	280	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	–	2,464	1	7,991	4,544	1,864	22
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
1.15%	–	–	594	9	6,016	2,447	281	–
1.20%	–	461	3,834	3,561	10,333	6,168	1,378	271
1.25%	–	28	162	15	1,931	706	1,657	1
1.30%	506	907	26	155	13	245	–	–
1.35%	–	16	532	1,124	1,094	1,073	728	1
1.40%	–	–	459	–	2,367	890	1,906	–
1.45%	–	220	1,007	3,645	5,256	4,565	1,597	75
1.50%	–	6	185	62	2,219	1,960	216	–
1.55%	–	–	–	145	1,460	147	–	–
1.60%	–	–	36	–	314	97	11	–
1.65%	–	–	29	–	525	118	27	1
1.70%	–	–	–	–	2,693	–	–	–
1.75%	–	–	–	–	104	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	17	–	–
1.90%	–	–	–	–	–	4	–	2
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$506	2,193	11,747	16,575	72,242	28,379	17,912	373

	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
0.95%	$2,233	3,349	–	7,907	843	5,383	3,413	2,807
1.00%	–	89	–	338	81	464	105	7
1.05%	17	–	–	765	–	268	–	–
1.10%	1,019	1,148	–	14,010	652	3,772	215	724
1.15%	–	151	–	3,711	–	306	611	65
1.20%	2,868	2,347	–	25,374	1,911	11,766	1,690	2,051
1.25%	972	162	–	3,013	280	2,119	299	1,010
1.30%	15,270	12	132,584	283	68,469	15,132	38,063	15
1.35%	72	472	–	2,301	38	1,009	131	573
1.40%	12	298	–	1,055	88	86	297	185
1.45%	452	1,140	–	3,646	507	3,712	727	541
1.50%	111	290	–	811	2	1,035	25	247
1.55%	–	–	–	–	–	52	–	–
1.60%	6	257	–	36	–	28	284	31
1.65%	111	101	–	63	12	41	56	44
1.70%	–	–	–	89	–	–	–	–
1.75%	–	21	–	39	–	19	–	–
1.80%	–	–	–	–	–	110	–	–
1.85%	–	54	–	–	–	62	–	–
1.90%	–	1	–	56	–	–	–	–
2.05%	–	–	–	–	–	1	–	–
2.10%	–	–	–	15	–	–	–	–
2.25%	–	–	–	43	–	54	–	–

Totals	$23,143	9,892	132,584	63,555	72,883	45,419	45,916	8,300

	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
0.95%	$2,170	4,315	–	1,418	4,556	4,089	53	713
1.00%	52	131	–	62	141	22	62	–
1.05%	–	28	–	11	321	484	71	–
1.10%	124	1,687	–	806	1,841	2,503	34	209
1.15%	–	60	–	–	147	1,154	–	–
1.20%	438	3,921	324	2,870	2,348	6,639	123	695
1.25%	736	749	95	829	2,146	2,594	921	928
1.30%	–	57	55	1	94,548	282,265	86,894	35,727
1.35%	125	656	3	390	486	316	–	150
1.40%	133	788	–	103	73	557	–	5
1.45%	354	1,741	79	1,569	1,169	1,176	75	195
1.50%	41	288	–	15	179	157	33	48
1.55%	–	–	–	4	32	35	–	–
1.60%	352	289	–	–	–	28	–	224
1.65%	–	186	–	66	26	42	–	–
1.70%	–	10	–	9	32	69	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	1	6	16	12	72	–	66
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$4,525	14,907	562	8,169	108,057	302,202	88,266	38,960

	MFSStratIncA	NBEFGuard	NBEFPart	NBETGen	NBETGuard	NBETPart	NBETSocRes	NBLtdMat
0.95%	$–	–	–	22,686	641	1,623	1,324	–
1.00%	–	–	–	832	47	305	–	–
1.05%	–	–	–	130	–	17	–	–
1.10%	–	–	–	5,132	393	12	612	–
1.15%	–	–	–	1,075	–	–	27	–
1.20%	–	–	–	17,368	1,553	1,274	151	–
1.25%	–	–	–	2,806	637	883	13	–
1.30%	12,535	40,438	80,351	139,709	–	–	1,019	15,736
1.35%	–	–	–	3,051	192	68	279	–
1.40%	–	–	–	2,570	6	–	528	–
1.45%	–	–	–	3,954	506	178	223	–
1.50%	–	–	–	468	2	12	–	–
1.55%	–	–	–	150	–	95	–	–
1.60%	–	–	–	129	–	–	–	–
1.65%	–	–	–	25	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	39	–	–	–	–
1.90%	–	–	–	7	–	9	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$12,535	40,438	80,351	200,131	3,977	4,476	4,176	15,736

	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
0.95%	$14,073	977	14,140	6,764	1,557	–	13,675	–
1.00%	344	–	569	201	–	–	170	–
1.05%	60	–	613	593	23	–	–	–
1.10%	3,121	1	3,412	3,458	375	–	8,123	–
1.15%	63	–	996	347	41	–	915	–
1.20%	7,215	697	9,685	6,204	1,630	–	9,188	–
1.25%	638	143	2,559	1223	101	–	849	–
1.30%	19	151	150,289	30,656	–	14,201	780	–
1.35%	468	23	617	815	241	–	1,382	–
1.40%	798	–	1,232	250	488	–	1,321	–
1.45%	1,811	224	1,374	2,411	996	–	3,715	54
1.50%	543	–	488	134	–	–	2,644	1
1.55%	–	–	79	–	–	–	1,638	–
1.60%	79	–	9	32	10	–	286	–
1.65%	243	–	19	43	–	–	687	–
1.70%	10	–	–	12	–	–	–	–
1.75%	–	–	22	–	–	–	–	–
1.80%	20	–	–	–	–	–	107	–
1.85%	–	1	–	59	–	–	4	–
1.90%	–	–	53	27	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	12	–	–	56	–

Totals	$29,505	2,217	186,156	53,241	5,462	14,201	45,540	55

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVoyager	StrMidCap	TemForFd	VKGrInc	VKGrowth	VKRealEstSec	WRAdSmCap	WFComStk
0.95%	$798	471	9,816	10,984	1,446	3,149	898	6,814
1.00%	–	–	34	227	–	497	–	439
1.05%	–	–	45	–	14	–	–	146
1.10%	19	28	1,253	1,664	75	1,066	461	1,120
1.15%	67	8	2	52	–	88	–	–
1.20%	642	304	2,170	3,461	604	4,288	581	4,380
1.25%	–	180	109	412	70	701	121	1,293
1.30%	–	–	55,632	40	122	84	–	27
1.35%	–	19	308	1,910	31	674	4	439
1.40%	–	30	1,214	368	2	490	–	35,845
1.45%	10	147	892	1,218	294	1,349	366	2,013
1.50%	36	8	58	59	14	256	2	285
1.55%	–	–	–	–	9	–	–	–
1.60%	–	–	–	22	–	58	10	23
1.65%	–	–	76	60	–	96	–	–
1.70%	–	–	–	–	–	–	–	22
1.75%	–	–	–	14	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	75	–	–	–	2
1.90%	–	–	–	–	–	22	–	37
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$1,572	1,195	71,609	20,566	2,681	12,818	2,443	52,885

	WFGrInc	WFGrowth	WFLgCpGr	WFMidCpGr
0.95%	$1,105	9	–	2,936
1.00%	–	–	–	–
1.05%	–	–	–	–
1.10%	–	5	–	80
1.15%	–	–	–	23
1.20%	1,277	358	–	840
1.25%	103	1	–	407
1.30%	–	–	25,797	–
1.35%	15	8	–	65
1.40%	9	–	–	100
1.45%	189	95	–	503
1.50%	1	–	–	26
1.55%	–	–	–	–
1.60%	115	–	–	–
1.65%	–	–	–	–
1.70%	–	–	–	–
1.75%	–	–	–	–
1.80%	–	–	–	–
1.85%	40	3	–	–
1.90%	–	–	–	–
2.05%	–	–	–	–
2.10%	–	–	–	–
2.25%	–	–	–	–

Totals	$2,854	479	25,797	4,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $462,300 and $1,336,803, respectively, and total transfers from the Account to the fixed account were $761,846 and $994,181, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from cont ract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $72,470 and $88,441 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM Basic Balanced Fund – Investor Class
2005	0.95% to 2.05%	29,943	$10.28 to 10.23	$307,515	1.83%	2.82% to 2.30%	(a) (b)

AIM Dynamics Fund – Investor Class
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
2002	0.95% to 1.70%	758,031	3.72 to 7.09	4,438,708	0.00%	-34.22% to -33.72%
2001	0.95% to 1.80%	857,934	5.65 to 10.74	7,890,231	0.00%	-34.11% to -33.53%

AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
2002	0.95% to 1.65%	288,252	4.61 to 4.70	1,346,521	0.00%	-32.52% to -32.04%
2001	0.95% to 1.65%	51,770	6.84 to 6.92	357,182	0.00%	-22.23% to -21.67%

AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
2002	0.95% to 2.05%	44,076	8.13 to 8.37	366,162	1.67%	-14.24% to -13.28%
2001	0.95% to 1.70%	28,394	9.54 to 9.66	272,989	1.83%	-2.62% to -1.88%

American Century Growth Fund – Investor Class
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
2002	0.95% to 1.70%	202,293	4.62 to 57.97	7,497,188	0.00%	-27.39% to -26.83%
2001	0.95% to 1.70%	195,078	6.37 to 79.51	11,383,722	0.00%	-20.06% to -19.45%

American Century Income & Growth Fund – Advisor Class
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
2002	0.95% to 1.90%	202,500	6.28 to 6.44	1,297,583	1.21%	-21.13% to -20.37%
2001	0.95% to 1.90%	147,837	7.99 to 8.09	1,192,789	0.89%	-10.20% to -9.51%

American Century Income & Growth Fund – Investor Class
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
2002	1.30%	459,146	13.05	5,992,253	1.31%	-20.42%
2001	1.30%	524,128	16.40	8,595,867	1.04%	-9.57%

American Century International Growth Fund – Advisor Class
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%
2002	0.95% to 1.90%	47,760	4.89 to 5.02	238,617	0.67%	-21.01% to -20.24%
2001	0.95% to 1.50%	27,565	6.24 to 6.29	173,061	0.17%	-28.10% to -27.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century International Growth Fund – Investor Class
2005	1.30%	73,235	$22.75	$1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%
2002	1.30%	109,800	14.44	1,585,693	0.71%	-20.30%
2001	1.30%	123,761	18.12	2,242,470	0.32%	-27.75%

American Century Short-Term Government Fund – Investor Class
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%
2002	0.95% to 1.90%	209,853	11.40 to 27.03	4,038,133	3.13%	3.24% to 4.24%
2001	0.95% to 1.70%	111,419	11.08 to 26.02	2,321,700	4.03%	5.32% to 6.13%

American Century Ultra® Fund – Investor Class
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%
2002	0.95% to 1.90%	1,204,587	5.03 to 15.72	15,470,323	0.24%	-24.61% to -23.88%
2001	0.95% to 1.80%	1,276,469	6.68 to 20.73	22,547,669	0.00%	-16.16% to -15.43%

American Century VP – International Fund – Class IV
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%
2002	1.30%	50,344	12.38	623,027	9.19%	8.79%
2001	1.30%	16,666	11.38	189,593	4.44%	1.83%

Credit Suisse Mid Cap Growth Fund – Common Shares
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%
2002	1.30%	263,436	9.18	2,418,674	0.00%	-31.07%
2001	1.30%	317,127	13.32	4,224,008	0.00%	-25.80%

Delaware Delchester Fund – Institutional Class
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%
2002	1.30%	28,131	10.06	282,951	11.51%	-0.82%
2001	1.30%	39,799	10.14	403,604	11.97%	-8.93%

Dreyfus A Bonds Plus, Inc.
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%
2002	1.30%	228,069	14.43	3,290,077	4.63%	6.48%
2001	1.30%	202,272	13.55	2,740,365	6.72%	3.23%

Dreyfus Appreciation Fund, Inc.
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%
2002	0.95% to 1.90%	345,694	7.06 to 10.00	3,081,601	0.89%	-18.72% to -17.93%
2001	0.95% to 1.70%	310,248	8.72 to 12.22	3,342,317	0.85%	-12.28% to -11.60%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%
2002	0.95% to 1.70%	151,031	7.58 to 9.15	1,294,706	2.16%	-17.89% to -17.26%
2001	0.95% to 1.70%	150,473	9.23 to 11.10	1,544,987	2.63%	-6.09% to -5.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Emerging Leaders Fund
2005	0.95% to 1.25%	7,031	$12.29 to 12.08	$85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%
2002	0.95% to 1.25%	7,585	7.21 to 7.27	54,785	0.00%	-21.16% to -20.92%
2001	0.95% to 1.25%	8,292	9.14 to 9.19	75,926	0.00%	-11.04% to -10.77%

Dreyfus Premier Balanced Opportunity Fund – Class Z
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus Premier Third Century Fund, Inc. – Class Z, The
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%
2002	0.95% to 1.70%	84,912	4.48 to 14.97	1,005,117	0.00%	-30.58% to -30.04%
2001	0.95% to 1.70%	128,466	6.46 to 21.47	1,894,868	0.00%	-25.02% to -24.45%

Dreyfus S&P 500 Index Fund
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%
2002	1.30%	723,651	20.31	14,693,857	0.99%	-23.52%
2001	1.30%	789,038	26.55	20,949,067	0.88%	-13.51%

Evergreen Equity Income Fund – Class I
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%
2002	1.30%	35,669	16.71	596,162	2.57%	-13.51%
2001	1.30%	37,440	19.32	723,486	2.93%	-6.61%

Federated Equity Income Fund – Class F Shares
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%
2002	0.95% to 1.50%	9,824	6.02 to 6.09	59,545	1.40%	-20.63% to -20.19%
2001	1.20% to 1.50%	4,072	7.58 to 7.61	30,976	2.25%	-12.64% to -12.37%

Federated High Yield Trust
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%
2002	0.95% to 1.90%	109,902	8.58 to 8.92	949,594	10.16%	-1.84% to -0.89%
2001	0.95% to 1.60%	58,130	8.69 to 9.00	507,289	13.04%	-3.46% to -2.82%

Federated Intermediate Corporate Bond Fund – Institutional Service Class
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%
2002	0.95% to 1.45%	15,511	11.76 to 11.89	183,786	4.85%	7.33% to 7.88%
2001	0.95% to 1.00%	8,388	11.02 to 11.03	92,479	5.55%	6.30% to 6.36%

Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%
2002	0.95% to 2.05%	184,343	11.42 to 12.87	2,314,552	6.83%	4.74% to 5.91%
2001	0.95% to 1.90%	164,544	10.93 to 12.20	1,961,012	8.14%	5.27% to 6.30%

Fidelity® Advisor Balanced Fund – Class A
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%
2002	0.95% to 1.70%	81,046	8.22 to 8.38	676,669	2.76%	-10.35% to -9.66%
2001	0.95% to 1.70%	71,335	9.16 to 9.28	660,892	3.11%	-3.40% to -2.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® Advisor Balanced Fund – Class T
2005	1.30%	73,624	$15.56	$1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%
2002	1.30%	85,330	12.50	1,066,341	2.31%	-10.26%
2001	1.30%	86,449	13.92	1,203,797	2.61%	-3.19%

Fidelity® Advisor Equity Growth Fund – Class A
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%
2002	0.95% to 1.70%	103,982	4.83 to 4.91	508,932	0.00%	-31.71% to -31.19%
2001	0.95% to 1.70%	51,875	7.07 to 7.13	369,764	0.00%	-19.35% to -18.73%

Fidelity® Advisor Equity Income Fund – Class A
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
2002	0.95% to 1.90%	207,180	8.81 to 9.04	1,864,143	0.99%	-17.11% to -16.31%
2001	0.95% to 1.70%	116,878	10.67 to 10.80	1,260,302	0.90%	-3.88% to -3.14%

Fidelity® Advisor Equity Income Fund – Class T
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
2002	1.30%	173,217	14.51	2,512,751	0.68%	-16.74%
2001	1.30%	145,153	17.42	2,528,949	0.58%	-3.70%

Fidelity® Advisor Growth Opportunities Fund – Class A
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
2002	0.95% to 1.90%	41,447	5.35 to 5.48	226,006	0.90%	-23.82% to -23.08%
2001	0.95% to 1.80%	28,345	7.03 to 7.13	201,522	0.94%	-16.56% to -15.83%

Fidelity® Advisor Growth Opportunities Fund – Class T
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
2002	1.30%	375,670	9.88	3,712,674	0.44%	-23.44%
2001	1.30%	414,206	12.91	5,347,103	0.58%	-16.25%

Fidelity® Advisor High Income Advantage Fund – Class T
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
2002	0.95% to 1.90%	222,978	8.21 to 10.88	2,304,935	8.25%	-5.85% to -4.94%
2001	0.95% to 1.80%	198,014	8.74 to 11.48	2,238,779	9.34%	-2.97% to -2.13%

Fidelity® Advisor Overseas Fund – Class A
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
2002	0.95% to 1.45%	4,402	5.68 to 5.74	25,233	0.00%	-21.29% to -20.89%
2001	0.95% to 1.20%	5,894	7.24 to 7.26	42,703	0.00%	-21.09% to -20.89%

Fidelity® Asset Manager™
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
2002	1.30%	242,946	16.77	4,075,286	3.22%	-9.25%
2001	1.30%	284,944	18.48	5,266,966	3.93%	-5.18%

Fidelity® Capital & Income Fund
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
2002	1.30%	12,054	44.64	538,152	6.64%	-1.71%
2001	1.30%	13,985	45.42	635,168	8.47%	-5.94%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® Equity-Income Fund
2005	1.30%	104,705	$100.60	$10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
2002	1.30%	121,343	68.41	8,301,198	1.53%	-18.24%
2001	1.30%	137,625	83.67	11,515,266	1.45%	-6.26%

Fidelity® Magellan® Fund
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%
2002	1.30%	941,898	21.14	19,908,044	0.65%	-24.66%
2001	1.30%	1,116,333	28.05	31,317,101	0.41%	-12.81%

Fidelity® Puritan® Fund
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%
2002	1.30%	455,032	21.82	9,927,580	2.97%	-9.11%
2001	1.30%	526,520	24.00	12,638,717	3.28%	-2.35%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%
2002	1.30%	2,911	17.36	50,542	12.13%	2.10%
2001	1.30%	4,118	17.01	70,036	13.13%	-12.89%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%
2002	0.95% to 1.90%	380,780	9.93 to 11.45	4,163,804	1.27%	-12.89% to -12.04%
2001	0.95% to 1.90%	261,828	11.40 to 13.07	3,278,385	1.29%	3.91% to 4.93%

Franklin Small Mid Cap Growth Fund I – Class A
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%
2002	0.95% to 1.90%	185,549	4.57 to 4.69	866,959	0.00%	-30.92% to -30.25%
2001	0.95% to 1.70%	127,318	6.64 to 6.72	854,058	0.36%	-21.89% to -21.29%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 14.98%	(a) (b)

Franklin VIT – Franklin Balance Sheet Investment Fund – Class A
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%
2002	0.95% to 1.70%	42,332	11.42 to 11.62	489,094	0.94%	-7.56% to -6.86%
2001	0.95% to 1.70%	19,653	12.35 to 12.47	244,496	1.96%	15.69% to 16.58%

Gartmore Bond Fund – Class D
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%
2002	0.95% to 2.05%	39,246	12.12 to 12.49	488,618	5.35%	7.03% to 8.23%
2001	0.95% to 1.70%	34,240	11.40 to 11.54	393,896	4.93%	7.97% to 8.80%

Tax qualified
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%
2002	1.30%	39,588	51.93	2,055,664	5.35%	7.85%
2001	1.30%	34,762	48.15	1,673,737	4.93%	8.41%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Non-tax qualified
2005	1.30%	72	$57.18	$4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%
2002	1.30%	72	51.70	3,748	5.35%	7.85%
2001	1.30%	73	47.94	3,500	4.93%	8.41%

Gartmore Bond Index Fund – Class A
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%
2002	0.95% to 1.45%	8,533	11.95 to 12.09	102,628	4.20%	7.87% to 8.41%
2001	0.95% to 1.25%	1,128	11.11 to 11.15	12,549	4.64%	5.80% to 6.13%

Gartmore Government Bond Fund – Class D
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%
2002	0.95% to 1.90%	507,979	12.59 to 14.99	7,158,033	3.97%	8.87% to 9.93%
2001	0.95% to 1.90%	197,497	11.57 to 13.69	2,497,854	4.99%	5.94% to 6.97%

Gartmore Growth Fund – Class A
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Gartmore Growth Fund – Class D
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%
2002	1.00% to 1.45%	12,687	3.67 to 3.72	46,876	0.00%	-29.74% to -29.42%
2001	0.95% to 1.45%	15,463	5.23 to 5.27	81,234	0.00%	-28.84% to -28.48%

Tax qualified
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%
2002	1.30%	19,736	45.60	899,907	0.00%	-29.63%
2001	1.30%	20,929	64.80	1,356,183	0.00%	-28.73%

Non-tax qualified
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%
2002	1.30%	116	48.15	5,599	0.00%	-29.63%
2001	1.30%	179	68.42	12,247	0.00%	-28.73%

Gartmore GVIT ID Aggressive Fund – Class II
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.95% to 1.50%	21,649	$10.79 to 10.53	$231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%
2002	1.20% to 1.50%	7,874	8.36 to 8.40	66,041	2.25%	-13.63% to -13.37%
2001	1.20% to 1.30%	8,363	9.69 to 9.70	81,050	1.08%	-3.09% to -3.05%	(a)

Gartmore ID Aggressive Fund – Service Class
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%
2002	0.95% to 1.50%	12,677	6.63 to 6.71	84,519	0.75%	-19.63% to -19.18%
2001	1.20% to 1.40%	1,341	8.25 to 8.28	11,072	0.34%	-12.69% to -12.52%

Gartmore ID Conservative Fund – Service Class
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%
2002	0.95% to 1.45%	32,226	10.00 to 10.11	324,890	7.25%	-0.94% to -0.44%
2001	1.35%	19	10.10	192	7.29%	0.75%

Gartmore ID Moderate Fund – Service Class
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%
2002	0.95% to 1.75%	52,794	8.08 to 8.23	433,241	2.51%	-11.14% to -10.41%
2001	0.95% to 1.45%	20,377	9.13 to 9.19	187,135	2.13%	-6.14% to -5.66%

Gartmore ID Moderately Aggressive Fund – Service Class
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%
2002	0.95% to 1.50%	21,384	7.26 to 7.35	156,352	1.31%	-15.72% to -15.25%
2001	1.35% to 1.45%	195	8.62 to 8.63	1,681	1.19%	-10.11% to -10.02%

Gartmore ID Moderately Conservative Fund – Service Class
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%
2002	1.20% to 1.45%	9,259	9.10 to 9.16	84,474	2.32%	-5.63% to -5.39%
2001	1.50%	141	9.64	1,360	2.06%	-2.65%

Gartmore International Index Fund – Class A
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%
2002	1.10% to 1.90%	564	5.90 to 6.01	3,377	1.86%	-19.27% to -18.61%
2001	1.20% to 1.45%	257	7.35 to 7.38	1,893	0.53%	-23.65% to -23.45%

Gartmore Large Cap Value Fund – Class A
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%
2002	0.95% to 1.90%	64,810	8.76 to 9.04	572,276	0.84%	-15.43% to -14.61%
2001	0.95% to 1.50%	56,771	10.30 to 10.59	589,278	1.05%	-6.22% to -5.69%

Gartmore Mid Cap Market Index Fund – Class A
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%
2002	0.95% to 1.90%	32,942	7.82 to 7.99	262,216	0.43%	-16.89% to -16.08%
2001	0.95% to 1.45%	1,678	9.46 to 9.52	15,935	0.74%	-3.21% to -2.72%

Gartmore Money Market Fund – Prime Shares
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%
2002	1.30%	588,136	23.19	13,639,591	1.09%	-0.19%
2001	1.30%	645,265	23.24	14,992,880	3.53%	2.11%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Tax qualified
2005	1.30%	4,426	$29.26	$129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%
2002	1.30%	44,653	29.20	1,303,965	1.09%	-0.19%
2001	1.30%	13,826	29.26	404,517	3.53%	2.11%

Non-tax qualified
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%
2002	1.30%	830	29.39	24,405	1.09%	-0.19%
2001	1.30%	833	29.44	24,526	3.53%	2.11%

Gartmore Money Market Fund – Service Class
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%
2002	0.95% to 1.90%	767,343	10.32 to 10.59	8,076,213	0.95%	-0.91% to 0.05%
2001	0.95% to 1.75%	456,054	10.44 to 10.58	4,813,949	3.25%	1.57% to 2.40%

Gartmore Nationwide Fund – Class D
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%
2002	0.95% to 1.90%	14,376	6.67 to 6.84	97,884	0.83%	-18.70% to -17.92%
2001	0.95% to 1.80%	24,097	8.21 to 8.33	200,101	0.60%	-13.54% to -12.79%

Tax qualified
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%
2002	1.30%	51,953	84.69	4,400,104	0.83%	-18.21%
2001	1.30%	53,874	103.55	5,578,402	0.60%	-13.10%

Non-tax qualified
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%
2002	1.30%	60	88.22	5,269	0.83%	-18.21%
2001	1.30%	92	107.85	9,922	0.60%	-13.10%

Gartmore S&P 500 Index Fund – Service Class
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%
2002	0.95% to 2.05%	374,477	5.79 to 6.96	2,315,159	0.92%	-24.26% to -23.41%
2001	0.95% to 1.80%	299,497	7.68 to 9.12	2,460,849	0.69%	-13.92% to -13.17%

Gartmore Small Cap Fund – Class A
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%
2002	0.95% to 1.45%	74,127	7.83 to 9.74	707,046	0.00%	-19.73% to -19.32%
2001	0.95% to 1.45%	39,865	9.76 to 12.12	476,153	0.00%	-3.32% to -2.82%

Gartmore Small Cap Index Fund – Class A
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%
2002	0.95% to 1.50%	7,171	7.38 to 7.47	53,271	1.32%	-22.13% to -21.69%
2001	0.95% to 1.50%	846	9.48 to 9.54	8,046	0.72%	0.14% to 0.70%

Gartmore Value Opportunities Fund – Class A
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%
2002	0.95% to 1.60%	4,444	9.04 to 9.17	40,469	0.68%	-15.73% to -15.18%
2001	1.25% to 1.50%	313	10.74 to 10.78	3,366	0.53%	0.31% to 0.57%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus Adviser Balanced Fund
2005	0.95% to 1.70%	129,865	$11.04 to 10.60	$1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%
2002	0.95% to 1.70%	107,570	8.39 to 8.53	915,474	2.04%	-8.16% to -7.46%
2001	0.95% to 1.70%	33,047	9.13 to 9.22	304,374	2.69%	-6.47% to -5.75%

Janus Adviser International Growth Fund
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%
2002	1.05% to 1.45%	7,960	4.97 to 5.02	39,797	0.66%	-26.70% to -26.40%
2001	1.05% to 1.60%	2,188	6.77 to 6.82	14,898	0.72%	-24.03% to -23.60%

Janus Adviser Worldwide Fund – Class S
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%
2002	0.95% to 1.90%	189,431	4.96 to 5.06	954,394	0.38%	-27.41% to -26.71%
2001	0.95% to 1.80%	153,530	6.84 to 6.91	1,058,035	0.19%	-22.51% to -21.83%

Janus Fund
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%
2002	0.95% to 2.05%	927,009	4.07 to 12.76	9,380,070	0.00%	-29.05% to -28.25%
2001	0.95% to 1.80%	1,057,293	5.76 to 17.85	15,177,679	0.00%	-27.47% to -26.81%

Janus Twenty Fund
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%
2002	0.95% to 1.90%	1,505,246	3.54 to 18.40	20,571,379	0.59%	-25.47% to -24.74%
2001	0.95% to 1.80%	1,693,929	4.75 to 24.54	30,903,488	0.72%	-30.49% to -29.88%

Janus Worldwide Fund
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%
2002	0.95% to 1.50%	864,427	4.34 to 11.28	9,510,531	0.72%	-27.13% to -26.72%
2001	0.95% to 1.50%	1,078,979	5.96 to 15.44	15,661,803	0.02%	-24.04% to -23.61%

Lazard Small Cap Portfolio – Open Shares
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%
2002	0.95% to 1.90%	255,464	9.96 to 11.25	2,744,647	0.00%	-19.39% to -18.60%
2001	0.95% to 1.90%	103,663	12.35 to 13.87	1,414,930	0.13%	15.44% to 16.56%

MFS®Strategic Income Fund – Class A
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%
2002	1.30%	39,645	10.73	425,225	6.58%	5.99%
2001	1.30%	34,722	10.12	351,384	2.62%	1.20%	(a) (b)

Nationwide® Large Cap Growth Fund – Class A
2002	1.20% to 1.45%	41,537	4.12 to 5.63	214,128	0.00%	-29.31% to -29.13%
2001	0.95% to 1.45%	13,422	5.83 to .96	97,173	0.00%	-21.90% to -21.50%

Neuberger Berman EF – Guardian Fund – Investor Class Shares
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%
2002	1.30%	241,595	12.66	3,058,980	0.82%	-26.71%
2001	1.30%	291,417	17.28	5,034,831	0.81%	-3.13%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman EF – Partners Fund – Investor Class Shares
2005	1.30%	208,718	$34.36	$7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%
2002	1.30%	209,534	18.70	3,917,971	0.15%	-25.80%
2001	1.30%	247,749	25.20	6,243,516	0.36%	-4.29%

Neuberger Berman ET – Genesis Fund – Trust Class Shares
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%
2002	0.95% to 1.90%	507,180	12.33 to 13.18	6,601,375	0.00%	-4.84% to -3.92%
2001	0.95% to 1.65%	327,635	13.01 to 13.76	4,458,041	0.00%	10.22% to 11.01%

Neuberger Berman ET – Guardian Fund – Trust Class Shares
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%
2002	0.95% to 1.55%	39,007	6.58 to 6.69	259,236	0.88%	-27.06% to -26.61%
2001	0.95% to 1.55%	26,591	9.02 to 9.11	241,440	0.97%	-3.46% to -2.86%

Neuberger Berman ET – Partners Fund – Trust Class Shares
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%
2002	0.95% to 1.90%	20,457	7.06 to 7.24	147,302	0.00%	-26.34% to -25.62%
2001	0.95% to 1.45%	19,125	9.65 to 9.74	185,603	0.29%	-4.66% to -4.17%

Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Neuberger Berman Limited Maturity Bond Fund®– Investor Class Shares
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%
2002	1.30%	89,370	14.14	1,263,616	4.77%	3.74%
2001	1.30%	87,855	13.63	1,197,430	5.09%	6.99%

Oppenheimer Capital Appreciation Fund A
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%
2002	0.95% to 1.80%	98,464	5.64 to 5.75	563,983	0.00%	-27.59% to -26.96%
2001	0.95% to 1.70%	48,520	7.80 to 7.87	381,399	0.00%	-14.19% to -13.53%

Oppenheimer Champion Income Fund A
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%
2002	0.95% to 1.90%	645,872	6.23 to 25.81	11,057,926	0.00%	-23.92% to -23.19%
2001	0.95% to 1.90%	1,741,535	8.19 to 8.32	14,413,609	0.00%	-13.49% to -12.64%

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Oppenheimer Strategic Income Fund – Class A
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%
2002	1.20% to 1.45%	8,948	10.64 to 10.70	95,479	6.94%	5.30% to 5.56%
2001	1.25% to 1.45%	2,330	10.10 to 10.13	23,590	15.96%	2.06% to 2.27%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Phoenix Balanced Fund – Class A
2005	1.30%	57,925	$19.49	$1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%
2002	1.30%	48,209	15.72	757,712	2.61%	-12.71%
2001	1.30%	48,287	18.01	869,481	2.71%	0.59%

PIMCO Total Return Fund – Class A
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%
2002	0.95% to 1.80%	147,395	12.00 to 12.23	1,793,691	3.28%	7.67% to 8.60%
2001	0.95% to 1.50%	39,495	11.18 to 11.26	443,700	7.24%	7.33% to 7.93%

Putnam International Equity Fund – Class A
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%
2002	0.95% to 1.45%	18,389	3.23 to 3.27	59,785	0.00%	-38.63% to -38.32%
2001	1.10% to 1.45%	2,739	5.27 to 5.29	14,464	0.00%	-31.87% to -31.63%

Templeton Foreign Fund – Class A
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%
2002	0.95% to 1.50%	397,854	8.52 to 13.67	4,892,982	1.65%	-10.02% to -9.51%
2001	0.95% to 1.60%	356,734	9.45 to 15.16	5,176,972	2.52%	-9.40% to -8.80%

Van Kampen Growth and Income Fund – Class A
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Growth Fund – Class A
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund, Inc. – Class A
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)

Wells Fargo Advantage Funds – Common Stock Fund – Class Z
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%
2002	0.95% to 1.90%	305,307	7.29 to 10.88	2,890,786	0.00%	-20.80% to -20.03%
2001	0.95% to 1.70%	264,765	9.24 to 13.65	3,131,330	0.00%	-3.38% to -2.64%

Wells Fargo Advantage Funds – Growth and Income Fund
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%
2002	0.95% to 1.45%	18,511	5.29 to 5.35	98,434	0.01%	-22.97% to -22.57%
2001	0.95% to 1.45%	2,793	6.86 to 6.91	19,241	0.00%	-21.23% to -20.83%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Funds – Growth Fund
2005	0.95% to 1.45%	15,301	$11.95 to 11.82	$181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage Funds – Large Cap Growth Fund
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%
2002	1.30%	109,741	16.69	1,832,011	0.00%	-30.81%
2001	1.30%	139,555	24.13	3,367,016	0.00%	-33.16%

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a) (b)

2005 Reservs for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

2002 Reserves for annuity contracts in payout phase:				76,586

2002 Contract owners’ equity				$261,873,293

2001 Reserves for annuity contracts in payout phase:				112,595

2001 Contract owners’ equity				$321,523,190

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

†
Under a substitution order effective in 2001, the MFS®Strategic Income Fund – Class A was substituted for the MFS®Global Governments Fund – Class A. The financial highlights present data for the MFS®Global Governments Fund – Class A through 2000 and MFS®Strategic Income Fund – Class A thereafter.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

 PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)Financial Statements:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2005.

Statements of Operations for the year
ended December 31, 2005.

Statements of Changes in Contract Owners'
Equity for the years ended December 31,
2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2005 and 2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004 and 2003.

Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

(1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant	Filed previously with the Registration Statement, (File No. 2-58043), and hereby incorporated by reference.
(2) Not Applicable
(3) Underwriting or Distribution of Contracts between the Depositor and Principal Underwriter	Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.
(4) The form of the variable annuity contract	Filed previously with the Registration Statement (File No. 2-333-80481), and hereby incorporated by reference.
(5) Variable Annuity Application	Filed previously with the Registration Statement (File No. 333-80481), and hereby incorporated by reference.
(6) Articles of Incorporation of Depositor	Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.
(7) Not Applicable
(8) Not Applicable
(9) Opinion of Counsel	Filed previously with the original Registration Statement (File No. 333-80481), and hereby incorporated by reference.
(10) Consent of Independent Registered Public Accounting Firm	Attached hereto
(11) Not Applicable
(12) Not Applicable

Item 25. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas		The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas		The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa		The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California		The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware		The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware		The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware		The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales		The company is engaged in investment holding.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California		The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas		The company is currently inactive.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg		The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa		The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales		The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio		The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales		The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware		The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware		The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware		The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware		The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware		The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales		The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27. Number of Contract Owners

The number of Qualified and Non-Qualified contract owners as of February 14, 2006 was 3,854 and 0 respectively.

Item 28. Indemnification

Provision is made in Nationwide’s Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

SIGNATURES
As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of April, 2006.

NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact